UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-06625

                                  The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

                                                                          333 South Grand Avenue

                                                                          Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

                                                                          Edward S. Garlock, Esq.

                                                                          Secretary

                                                                          333 South Grand Avenue

                                                                          Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

PAYDEN
MUTUAL FUNDS

SEMI-ANNUAL REPORT
APRIL 30, 2015

Contents

1	Management Discussion & Analysis

5	Portfolio Highlights & Investments

68	Statements of Assets & Liabilities

72	Statements of Operations

76	Statements of Changes in Net Assets

82	Notes to Financial Statements

105	Financial Highlights

123	Fund Expenses

125	Trustees & Officers

Semi-Annual Report

(THIS PAGE INTENTIONALLY LEFT BLANK)

Management Discussion & Analysis

Short Duration Strategies

During the semi-annual period ended April 30, 2015, the US economy slowed as first quarter Gross Domestic Product (GDP) stood at 0.2%. West coast port shutdowns, a stronger dollar and bad weather were to blame as consumer spending, exports, and business spending were all weaker-than-expected. Market expectations for a rate hike by the Federal Reserve Board have been pushed back to September due to this new data. Global bond yields fell as central banks across the globe continued to ease monetary policy. The European Central Bank embarked on their own quantitative easing program, pledging to buy 1.1 trillion euros of government bonds, covered bonds and asset-backed securities. As a result, German Bund yields are negative in the short end of the yield curve with three-year yields at -0.16%. Three-year Spanish and Italian sovereign yields ended the period at 0.16% and 0.25%, respectively. The Bank of Japan continued with their asset purchase program with no end in sight as inflation and growth forecasts were revised lower for the year. Three-year Japan government yields fell from 0.03% to 0.01%. The U.S. Treasury curve flattened with three-year yields down 2 basis points to 0.90%.

Corporate bonds outperformed U.S. Treasury securities, despite the large sell-off in energy issuers at the beginning of the period due to the extreme volatility in oil prices. WTI oil prices fell from $80 per barrel to $47 per barrel before rebounding to $60 per barrel to end the fiscal period. Excluding energy, lower-quality offerings outperformed higher-quality offerings.

The Payden Cash Reserves Money Market Fund (PBHXX) continued to provide stable daily liquidity. For the six-month period ended April 30, 2015, the Fund returned 0.00% compared to a return of 0.00% for the Lipper Government Money Market Average. Money market rates remained low as the Federal Reserve Board left its low interest rate policy unchanged.

The Payden Limited Maturity Fund (PYLMX) returned 0.36% for the six-month period ended April 30, 2015, compared to a return of 0.01% for its benchmark, the Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. Investment-grade corporate bonds, securitized debt and high yield securities were the largest contributors to outperformance as lower-quality outperformed higher-quality during the period.

The Payden Low Duration Fund (PYSBX) returned 0.63% for the six-month period ended April 30, 2015, compared to a return of 0.47% for its benchmark, the Bank of America Merrill Lynch 1-3 Year Treasury Index. Investment-grade corporate bonds, securitized debt and high yield securities were the largest contributors to outperformance.

The Payden Global Low Duration Fund (PYGSX) returned 0.62% for the six-month period ended April 30, 2015, compared to a return of 0.54% for its benchmark, the Bank of America Merrill Lynch 1-3 Year US Corporate & Government Index. Investment-grade corporate bonds, securitized debt and high yield securities were the largest contributors to outperformance.

The Payden U.S. Government Fund Investor Class (PYUSX) returned 1.01% for the six-month period ended April 30, 2015, compared to a return of 0.94% for its benchmark, the Bank of America Merrill Lynch 1-5 Year Treasury Index. The Fund’s Advisor Class (PYUWX) returned 0.89% for the same period. Interest rates over the fiscal period were down modestly in longer maturities, with 10-year rates dropping 30 basis points, while shorter maturities were anchored by the Federal Reserve Board’s zero percent interest policy. The Fund outperformed its index due to the overweight in short average life mortgage-backed securities, which provide higher yields than comparable U.S. Treasury securities. The continued low rate environment and regulatory pressures on banks for high quality assets lends support to these short average life mortgages.

Intermediate Duration Bond Strategies

The Payden GNMA Fund Investor Class (PYGNX) returned 2.13% for the six-month period ended April 30, 2015, compared to a return of 1.45% for its benchmark, the Bank of America Merrill Lynch GNMA Master Index. The Fund’s Adviser Class (PYGWX) returned 2.00% for the same period. The Fund’s strong performance against the benchmark was the combination of two strategies. First, the Fund was well-positioned for a range-bound interest rate climate. With interest rates only dropping modestly over the period, prepayments were well-behaved and this enabled the Fund to earn extra yield. Second, the Fund has various strategies to target slower paying mortgage pools, which can potentially provide higher returns. These slower paying pools (low balance mortgage loans, seasoned loans, loans from smaller government programs) provided higher yields when compared to other more widely held pools and additional return over the benchmark.

The Fund is currently positioned for rates to rise gradually six to eight months out. We do not foresee a sharp backup in rates due to the large interest rate differential between low rates in Europe and Asia and higher rates in the U.S. The higher U.S. rates attract

Semi-Annual Report	1

Management Discussion & Analysis continued

global capital flows and act to stem any sustained move higher in rates. Domestically there continues to be demand for high quality GNMA securities due to their favorable regulatory treatment for banks. We believe that this demand should support GNMA securities for the foreseeable future.

The Payden Core Bond Fund Investor Class (PYCBX) returned 1.98% for the six months ended April 30, 2015, compared to a return of 2.06% for its benchmark, the Barclay’s Capital Aggregate Bond Index. The Fund’s Adviser Class (PYCWX) returned 1.88% for the same period. Interest rates movements were mixed along the U.S. Treasury yield curve. Ten-year and 30-year bonds moved lower by 0.30%, while the 2-year bond yield increased by 0.10%. In addition, credit spread premiums across non-U.S. Treasury fixed income sectors widened slightly as investor appetite for credit risk decreased modestly. Lower interest rates led to strong total returns for the core bond markets, far outweighing any negative price impact from soft credit markets. The Fund’s outperformance versus the benchmark is mainly attributable to its credit security selection within investment-grade corporates and bias toward a stronger dollar.

The Payden Strategic Income Investor Class (PYSGX) returned 1.97% for the six months ended April 30, 2015, compared to a return of 2.06%% for its benchmark, the Barclays Capital Aggregate Bond Index. The Fund’s Adviser Class (PYSWX) returned 1.85% and its SI Class (PYSIX) returned 2.02% for the same period. The Fund is an extension of a typical core bond vehicle in that it is more unconstrained, with the ability to invest in broad array of securities and rating types. In the current market environment, the Fund has higher allocations to high yield and emerging market bonds and lower allocations to U.S. Treasury securities and government-related securities. Given a move lower in bond yields and slightly wider credit spreads, the Fund underperformed the benchmark due to an underweight duration posture versus the benchmark and an overweight to credit sectors. TBI.

The Payden Corporate Bond Fund (PYACX) generated a return of 2.49% for the six-months ended April 30, 2015, compared to a return of 2.35% for its benchmark, the Barclay’s Capital U.S. Corporate Investment Grade Index. Over the period, the Fund reduced risk by selling exposure to emerging markets and BBB-rated bonds. The Fund’s yield curve positioning added the biggest boost to performance over the benchmark, adding 24 basis points. The other largest contributor was the investment-grade portion of the account which benefited from positive security selection. The Fund’s high yield exposure ended the period essentially flat.

The Payden Absolute Return Bond Fund, Investor Class (PYSGX) was launched in November 2014 and returned 0.69% for the November 6, 2014 to April 30, 2015 period, compared to a return of 0.08% for its benchmark, 1-month LIBOR. The Fund’s Adviser Class (PYAWX) returned 0.70% and its SI Class (PYAIX) returned 0.75% for the same period. Global developed-market yields moved lower on the back of central bank actions, as well as concerns over falling oil prices in November and December. Meanwhile, credit market volatility increased and corporate bonds, particularly those related to the energy sector, underperformed comparable government debt. In this environment and during the Fund ramp-up, the Fund was able to purchase attractive credit investments at discounted levels. In subsequent months these securities saw gains, resulting in positive performance for the period. The Fund is well-positioned for continued moderate global growth and has reduced the duration to limit the downside effects of potentially higher interest rates in the future.

High Yield Bond Strategy

The high yield market weakened in the November-December 2014 period, down 1.82%, as the precipitous decline in the price of crude oil played havoc with the high yield energy sector, the largest sector at 15% of the high yield market. The weakness in the energy sector spilled over into the broad high yield market in December, as redemptions resulted in “forced” selling in the traditionally illiquid month of December. However, the high yield market rebounded, generating strong performance in first four months in 2015, with the Merrill Lynch BB/B U.S. High Yield Index up a healthy 3.82%.

Capital flows into the high yield market have been healthy during the six-month period ended April 30, 2015, and benefitted overall liquidity and trading levels. The European Central Bank’s announcement of a quantitative easing program in late January 2015 was a catalyst for investors, both foreign and domestic, to seek yield and the U.S. high yield bond market was a beneficiary. Attractive valuations in the high yield market with yields in the high 5% range also generated interest. TBI.

The Payden High Income, Investor Class (PYHRX) generated a return of 1.01% for the six-month period ended April 30, 2015, and underperformed the Merrill Lynch high yield U.S. BB/B index which was up 1.93% for the same period. The Fund’s Adviser Class (PYHWX) returned 0.90% for the period. The underperformance was largely the result of the Fund’s overweight energy and underweight metals & mining holdings, both of which contained higher beta holdings.

2	Payden Mutual Funds

Floating Rate Strategy

For the six-month period ended April 30, 2015, the Payden Floating Rate Fund, Investor Class (PYFRX) returned 2.49%, the Fund’s Adviser Class (PYFAX) was up 2.46% and its Institutional Class (PYFIX) returned 2.43%. The benchmark, the Credit Suisse BB Loan Index, returned 2.91% for the comparable period. During the period lower-rated loans out-performed their higher-quality brethren. The Fund’s higher-quality bent resulted in the relative performance versus the benchmark.

Tax Exempt Strategies

The Payden California Municipal Income Fund (PYCRX) returned 0.69% for the six-month period ended April 30, 2015, while its benchmarks, the Barclays Capital 7-Year Municipal Index and the Barclays Capital California Intermediate Index, returned 1.04% and 0.91%, respectively. The primary driver of the difference in performance, relative to the benchmarks, was the Fund’s yield curve positioning combined with security selection.

Municipal new issue volume improved compared to the same period last year. The increase in new issue supply was primarily attributed to significantly larger refunding volume. Municipal issuers enjoyed the lowest borrowing costs in years. The short-end of the municipal curve remains well anchored, while longer maturities posted positive returns as mutual funds saw inflows. Credit sensitive sectors outperformed such as hospitals.

Despite bankruptcy headlines emanating from Detroit in 2014 and budget imbalances in Puerto Rico, state and local municipalities continue their trend of financial improvement. Income taxes and sales tax receipts are on an upswing. Credit spreads generally tightened as investors search for yield in a low interest rate environment. California bonds generally outperformed the general municipal market. California issues saw good demand as the result of an improving economy and higher state income taxes.

Global Bond Strategy

For the six-month period ended April 30, 2015, the Payden Global Fixed Income Fund (PYGFX) returned 2.67%, underperforming its benchmark, the Barclays Capital Global Aggregate Index Hedged (into US Dollars), which returned 2.75%. Active currency management made a positive contribution to relative returns. In particular, the Fund’s short positions in the Euro versus the US Dollar had a significant positive impact. Our short position in the New Zealand Dollar was also a positive contributor to performance. The Fund’s sector selection decisions were the main detractors during the period. The Fund’s overweight allocation to high yield and investment-grade corporate bonds both made positive contributions. However, this was more than offset by the negative performance impact of our allocation in emerging markets.

Emerging Market Bond Strategies

For the six months ended April 30, 2015, emerging markets debt performance was generally weak, although dollar-pay bonds fared better than local currency bonds. The asset class was challenged by commodity price volatility, particularly in oil markets, as well as a lack of clarity regarding the Federal Reserve Board’s monetary policy trajectory. Spreads widened in both dollar-pay sovereign and corporate debt, driven by risk-averse market sentiment during the November 2014 through January 2015 period. However, spread widening was mitigated by the supportive U.S. Treasury environment. In local currency debt, yields finished the period flat and delivered positive carry, but currencies depreciated sharply against a stronger U.S. dollar, resulting in negative total returns.

The Payden Emerging Markets Bond Fund, Investor Class (PYEMX) returned -0.01, the Fund’s Adviser Class (PYEWX) returned -0.19%, and the Fund’s SI Class (PYEIX) returned 0.03% for the six-month period ended April 30, 2015. The Fund’s benchmark, the JP Morgan EMBI Global Diversified Index, returned 1.37% for the same period. The Fund is overweight Latin America through Mexico, Dominican Republic and Panama. It is underweight Central and Eastern Europe through Poland, Russia and Hungary. The Fund is neutral in Asia with an overweight in Indonesia and India versus an underweight in China and the Philippines. The Fund is neutral in the Middle East and Africa where it is underweight South Africa and Lebanon and overweight Côte d’Ivoire and Senegal. The Fund’s underperformance stemmed from an out-of-index allocation to corporate obligations, which lagged sovereign debt in the volatile environment. In addition, Fund positioning in Venezuelan sovereign and quasi-sovereign bonds detracted. Performance was aided, however, by a short stance in the euro.

Semi-Annual Report	3

Management Discussion & Analysis continued

The Payden Emerging Markets Local Bond Fund, Investor Class (PYELX) returned -7.50% and the Fund’s Adviser Class (PYEAX) returned -7.50% for the six-month period ended April 30, 2015. The Fund’s benchmark, the JP Morgan GBI-EM Diversified Index returned -8.24% for the period. The Fund is overweight Latin America through Mexican rates and currency, while neutral rates and underweight the currency in Brazil. In Emerging Europe, the Fund is overweight rates in Poland, while underweight regional currencies, including the Hungarian forint, Romanian leu and Turkish lira. In Asia, the Fund is overweight rates in India, Indonesia and the Philippines, while underweight Malaysian rates and the ringgit. In South Africa, the Fund is neutral rates while underweight the currency. The Fund holds short positions in euro and yen. The Fund outperformed by staying below benchmark weight in local obligations denominated in Nigerian naira, Hungarian forint, Russian ruble, and South African rand. A short position in the euro also contributed to performance.

The Payden Emerging Market Corporate Bond Fund, Investor Class (PYCEX) returned 0.72%, the Fund’s Adviser Class (PYCAX) returned 0.65%, and the Fund’s SI Class (PYCIX) returned 0.75% for the six-month period ended April 30, 2015. The Fund’s benchmark, the JP Morgan CEMBI Diversified Index, returned 1.92% for the same period. The Fund is overweight Latin America through Mexico, Chile and Costa Rica, and the industrial, utility and consumer sectors, while underweight Colombia and the oil & gas and telecom sectors. The Fund is overweight Europe through Poland, Kazakhstan and the financial sector, while underweight Russia and Turkey. In Asia, the Fund is underweight through South Korea, Thailand and Singapore, as well as the financial and real estate sectors, against an overweight Indonesia. The Fund is neutral in the Middle East and Africa, with underweights to Israel and South Africa and selective exposure in Qatar, UAE and Morocco.

An overweight to high yield corporates relative to investment-grade detracted from returns. Specifically, high yield bonds in China’s real estate sector as well as Brazil and Peru’s consumer sector were a negative. Positions in Digicel (Jamaica-based telecom) and JBS (Brazilian food and beverage) helped performance. Out-of-benchmark allocations to quasi-sovereign and sovereign obligations of Senegal and Mexico also outperformed. The Funds use currency forward contracts to manage risk and express fundamental views. The Funds use U.S. Treasury futures to manage interest rate risk in times of market volatility.

U.S. Equity Strategy

The equity markets rallied for the six-month period ended April 30, 2015, as better-than-expected corporate earnings and quantitative easing programs in Europe and Japan lifted stock prices higher despite higher levels of volatility. The markets began the period on a positive note as upside earnings surprises and results from midterm elections helped improve investor sentiment. But, the market reversed course at the end of November with the surprise decision by OPEC to maintain current levels of oil production, leading to a rapid decline in crude oil prices and the energy sector. The market quickly recovered at the end of the year with the S&P 500 Index making new record highs. Unfortunately, the market was unable to continue the strong momentum in the New Year as weak economic data out of Europe and fears of a Greek exit from the euro led investors to reduce risky assets. The selloff was short-lived as the broad stock market bounced up in early February and recovered all of the losses for the year by the end of the month. It achieved this with the help of accommodative central banks, in particular the European Central Bank and the start of its bond purchase program. The stock market was range-bound for the remainder of the period as weak economic data due to another colder than average winter was offset by speculation of a delay in rate hikes from the Federal Reserve Board.

The Payden Equity Income Fund, Investor Class (PYVLX) which is comprised of large-cap value stocks, returned 2.97% for the six-month period ended April 30, 2015, while the Fund’s Adviser Class (PYVAX) returned 2.87% and SI Class (PYVSX) returned 3.03%. The Fund’s benchmark, the Russell 1000 Value Index, returned 2.88% for the same time period. Strong individual stock selection was a positive contributor to relative performance with the best selection in the consumer staples and financials sectors. However, negative relative returns from sector allocations detracted from performance with the largest underperformers being the underweight in health care and overweight in master limited partnerships. The largest positive contributors in the Fund were food company Kraft Foods and discount retailer Target, TBI.

4	Payden Mutual Funds

Portfolio Highlights & Investments

Investment Abbreviations

AMBAC - American Municipal Bond Assurance Co.

ARM - Adjustable Rate Mortgage

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FG - Freddie Mac Gold Pool

FH - Freddie Mac Non Gold Pool

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)

FHR - Freddie Mac REMICS

FN - Fannie Mae Pool

FNMA - Federal National Mortgage Association (Fannie Mae)

FNR - Fannie Mae REMICS

FNW - Fannie Mae Whole Loan

G2 - Ginnie Mae II pool

GN - Ginnie Mae I pool

GNMA - Government National Mortgage Association (Ginnie Mae)

GNR - Ginnie Mae REMICS

NCUA - National Credit Union Administration

Semi-Annual Report	5

Payden Cash Reserves Money Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value

U.S. Government Agency	63%
Repurchase Agreement	28%
U.S. Treasury	7%
Cash equivalent	2%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (63%)
5,000,000	FFCB, 0.16%, 9/27/16 (a)	$ 5,001
10,000,000	FFCB, 0.21%, 6/26/15 (a)	10,001
10,000,000	FFCB, 0.21%, 9/18/15 (a)	10,003
4,225,000	FFCB Discount Notes, 0.06%, 6/26/15 (b)	4,225
10,000,000	FHLB, 0.17%, 10/09/15 (a)	10,001
25,000,000	FHLB Disc Note, 0.07%, 5/20/15 (b)	24,999
5,000,000	FHLB Disc Note, 0.08%, 7/10/15 (b)	4,999
2,600,000	FHLB Disc Note, 0.10%, 8/28/15 (b)	2,599
1,779,000	FHLB Disc Note, 0.11%, 9/09/15 (b)	1,778
5,227,000	FHLB Disc Note, 0.12%, 5/22/15 (b)	5,227
10,000,000	FHLB Disc Note, 0.25%, 2/01/16 (b)	9,981
14,000,000	FHLMC Disc Note, 0.07%, 5/13/15 (b)	14,000
1,100,000	FHLMC Disc Note, 0.07%, 7/10/15 (b)	1,100
15,000,000	FHLMC Disc Note, 0.09%, 5/07/15 (b)	15,000
10,000,000	FHLMC Disc Note, 0.09%, 9/17/15 (b)	9,997
2,000,000	FHLMC Disc Note, 0.12%, 7/21/15 (b)	1,999
15,700,000	FHLMC Disc Note, 0.13%, 7/22/15 (b)	15,695
3,000,000	FHLMC Disc Note, 0.13%, 8/05/15 (b)	2,999
1,000,000	FHLMC Disc Note, 0.13%, 9/21/15 (b)	1,000
5,000,000	FHLMC Disc Note, 0.14%, 6/11/15 (b)	4,999
5,000,000	FHLMC Disc Note, 0.24%, 4/19/16 (b)	4,987
15,000,000	FNMA, 0.20%, 8/26/16 (a)	15,010
5,000,000	FNMA, 0.50%, 5/27/15	5,001
4,600,000	FNMA Disc Note, 0.07%, 5/13/15 (b)	4,600
10,000,000	FNMA Disc Note, 0.07%, 8/05/15 (b)	9,998
22,500,000	FNMA Disc Note, 0.08%, 5/20/15 (b)	22,499
10,000,000	FNMA Disc Note, 0.13%, 7/22/15 (b)	9,997
3,000,000	FNMA Disc Note, 0.14%, 7/01/15 (b)	2,999

Total U.S. Government Agency (Cost - $230,694)		230,694

U.S. Treasury (7%)
15,000,000	U.S. Treasury Note, 0.06%, 1/31/16 (a)	15,000
10,000,000	U.S. Treasury Note, 0.08%, 4/30/16 (a)	10,000

Total U.S. Treasury (Cost - $25,000)		25,000

Investment Company (2%)
6,126,764	Dreyfus Treasury Cash Management Fund
	(Cost - $6,127)	6,127

Repurchase Agreement (28%)
35,000,000	Citigroup Tri Party, 0.07% (c)	35,000
35,000,000	Goldman Sachs Tri Party, 0.07% (d)	35,000
35,000,000	RBC Capital Tri Party, 0.10% (e)	35,000

Total Repurchase Agreement (Cost - $105,000)		105,000

Principal or Shares	Security Description	Value (000)

Total (Cost - $366,821) (100%)		$ 366,821
Liabilities in excess of Other Assets (0%)		(183)

Net Assets (100%)		$ 366,638

(a)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 4/30/2015 is collateralized by the following securities:

Citigroup Tri Party
30,410,300	U.S. Treasury Note, maturity from Feb 21-Nov 43, yielding from 3.625%-3.75%	$35,700

(d)	The repurchase agreement dated 4/28/2015 is collateralized by the following securities:

Goldman Sachs Tri Party
41,596,207	GNMA, maturity from Jan 40-Apr 45, yielding from 3.50%-5.00%	$35,700

(e)	The repurchase agreement dated 4/30/2015 is collateralized by the following securities:

RBC Capital Tri Party
70,077,812	FNMA, maturity from Jun 23-May 45, yielding from 2.50%-6.00%	$35,700

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows: (000s)

Repurchase Agreement

Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$105,000
Non-cash Collateral	—

Net Amount	$105,000

See notes to financial statements.

6	Payden Mutual Funds

Payden Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Portfolio Composition - percent of value

Corporate	46%
Asset Backed	23%
U.S. Treasury	15%
Mortgage Backed	8%
U.S. Government Guaranteed	2%
Other	6%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (23%)
1,500,000	Ally Master Owner Trust, 0.62%, 2/15/18	$ 1,501
2,400,000	Ally Master Owner Trust, 0.62%, 4/15/18	2,402
679,735	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	677
2,500,000	Apidos CLO 144A, 1.40%, 4/15/25 (a)	2,466
4,268,374	ARI Fleet Lease Trust 2014-A 144A,
	0.81%, 11/15/22 (a)	4,268
485,790	AUTO ABS, 1.09%, 5/25/24 EUR (b)	548
3,050,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (a)	3,015
330,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	330
340,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	341
475,575	Capital Auto Receivables Asset Trust / Ally,
	0.68%, 5/20/16	476
3,800,000	Capital Auto Receivables Asset Trust 2015-1,
	0.95%, 7/20/17	3,802
1,400,000	Cent CLO LP 144A, 1.38%, 7/23/25 (a)	1,377
1,500,000	Chase Issuance Trust, 0.42%, 4/15/19	1,493
2,700,000	Chrysler Capital Auto Receivables Trust 2015-A
	144A, 0.81%, 11/15/17 (a)	2,700
5,965,000	CNH Equipment Trust 2015-A, 0.84%, 6/15/18	5,969
706,066	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	708
1,082,238	Colony American Homes 2014-2 144A,
	1.13%, 7/17/31 (a)	1,077
207,797	Compartment VCL 16, 0.26%, 7/21/18 EUR (b)	233
4,000,000	Discover Card Execution Note Trust,
	0.62%, 5/15/18	3,999
2,640,000	Dryden XXII Senior Loan Fund 144A,
	1.36%, 8/15/25 (a)	2,610
495,000	Enterprise Fleet Financing LLC 144A,
	1.05%, 3/20/20 (a)	496
2,613,875	Fifth Third Auto 2013-1, 0.88%, 10/16/17	2,618
2,200,000	Golden Credit Card Trust 144A,
	0.62%, 7/17/17 (a)	2,201
580,068	Great America Leasing Receivables 144A,
	0.78%, 6/15/16 (a)	580
969,945	GSAMP Trust 2004-SEA2, 0.82%, 3/25/34	972
2,500,000	Hyundai Auto Lease Securitization Trust 2014-A
	144A, 0.75%, 4/17/17 (a)	2,500
1,905,301	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	1,909
3,000,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.18%, 6/17/31 (a)	2,994
1,900,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.28%, 9/17/31 (a)	1,904

Principal or Shares	Security Description	Value (000)

96,707	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	$ 92
1,740,000	Madison Park Funding XIII Ltd. 144A,
	1.71%, 1/19/25 (a)	1,739
4,400,000	Mercedes Benz Auto Lease Trust 2015-A,
	0.78%, 2/15/17	4,405
345,189	Motor 2013-1 PLC, 1.10%, 2/25/21 GBP (b)	531
594,246	Nelnet Student Loan Trust 2014-2A 144A,
	0.45%, 6/25/21 (a)	594
1,200,000	Nissan Auto Receivables 2015-A Owner Trust,
	0.67%, 9/15/17	1,200
3,200,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.46%, 7/20/23 (a)	3,178
1,000,000	Octagon Investment Partners 24 Ltd. 144A,
	2.23%, 5/21/27 (a)	1,000
3,700,000	Octagon Investment Partners XIX Ltd. 144A,
	1.80%, 4/15/26 (a)	3,713
842,590	Option One Mortgage Loan Trust 2005-4
	Asset-Backed Certificates Series 2005-4,
	0.43%, 11/25/35	834
611,658	Santander Drive Auto Receivables Trust 2014-1,
	0.66%, 6/15/17	612
1,734,604	SLM Student Loan Trust, 0.50%, 4/25/17	1,734
3,600,000	Symphony CLO XV Ltd. 144A,
	1.65%, 10/17/26 (a)	3,600
3,220,000	Trade MAPS 1 Ltd. 144A, 0.88%, 12/10/18 (a)	3,220
2,530,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (a)	2,503
3,400,000	Volkswagen Auto Lease Trust 2015-A,
	0.87%, 6/20/17	3,403
12,167	Westlake Automobile Receivables Trust 2014-2
	144A, 0.35%, 10/15/15 (a)	12
2,040,955	Westlake Automobile Receivables Trust 2015-1
	144A, 0.40%, 3/15/16 (a)	2,041

Total Asset Backed (Cost - $90,845)		90,577

Bank Loans(c) (1%)
747,500	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	753
970,000	Aramark Corp. Term Loan E 1L, 3.25%, 9/07/19	976
985,000	FMG Resources Ltd. Term Loan B 1L,
	4.25%, 6/30/19	892
1,194,944	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/04/19	1,194

Total Bank Loans (Cost - $3,897)		3,815

Commercial Paper (1%)
2,000,000	Hwppp, 0.00%, 5/05/15
	(Cost - $2,000)	2,000

Semi-Annual Report	7

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

Corporate Bond (46%)
1,500,000	Abbey National Treasury Services PLC/Stamford
	CT, 0.78%, 3/13/17	$ 1,502
1,840,000	Actavis Funding SCS, 1.14%, 9/01/16	1,846
600,000	Actavis Funding SCS, 1.30%, 6/15/17	597
920,000	Actavis Funding SCS, 1.35%, 3/12/18	929
1,840,000	Actavis Funding SCS, 1.85%, 3/01/17	1,854
980,000	AES Corp./VA, 3.26%, 6/01/19	982
1,550,000	Air Lease Corp., 4.50%, 1/15/16	1,585
1,400,000	Aircastle Ltd., 6.75%, 4/15/17	1,508
500,000	Alibaba Group Holding Ltd. 144A,
	1.63%, 11/28/17 (a)	502
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16
	EUR (b)	868
1,000,000	Ally Financial Inc., 3.50%, 7/18/16	1,017
1,240,000	American Express Co., 0.85%, 5/22/18	1,243
1,610,000	Amgen Inc., 0.64%, 5/22/17	1,611
400,000	Anglo American Capital PLC 144A,
	1.23%, 4/15/16 (a)	400
780,000	ANZ New Zealand International Ltd./London
	144A, 0.80%, 4/27/17 (a)	782
710,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)	713
220,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC, 2.00%, 2/06/17	214
1,000,000	ArcelorMittal, 4.50%, 8/05/15	1,006
1,500,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (a)	1,485
1,000,000	Ashland Inc., 3.00%, 3/15/16	1,009
1,150,000	ASIF III Jersey Ltd., 5.38%, 10/14/16 GBP (b)	1,871
440,000	AutoZone Inc., 1.30%, 1/13/17	442
1,600,000	Bank Nederlandse Gemeenten 144A,
	0.63%, 7/18/16 (a)	1,602
1,600,000	Bank of America Corp., 0.83%, 5/02/17	1,588
1,350,000	Bank of America Corp., 0.86%, 3/28/18 EUR (b)	1,511
700,000	Bank of America Corp., 1.70%, 8/25/17	703
160,000	Bank of America Corp., 3.88%, 3/22/17	167
750,000	Bank of Ireland, 2.75%, 6/05/16 EUR (b)	860
670,000	Bank of New York Mellon Corp.,
	0.84%, 8/01/18	673
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (a)	769
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.45%, 9/08/17 (a)	928
1,720,000	Barclays Bank PLC, 0.84%, 2/17/17	1,725
860,000	Barclays PLC, 2.00%, 3/16/18	865
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,069
600,000	Becton Dickinson and Co., 0.72%, 6/15/16	601
1,540,000	Becton Dickinson and Co., 1.45%, 5/15/17	1,545
1,350,000	Bell Canada, 1.53%, 4/22/16 CAD (b)	1,120
1,650,000	BMW Canada Inc., 2.64%, 8/10/15 CAD (b)	1,373
1,100,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (a)	1,108
210,000	BP Capital Markets PLC, 0.79%, 5/10/18	210
1,220,000	BP Capital Markets PLC, 0.90%, 9/26/18	1,225
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,179
1,750,000	BPCE SA, 1.13%, 2/10/17	1,763
1,500,000	Branch Banking & Trust Co., 0.59%, 9/13/16	1,495
300,000	British Telecommunications PLC,
	1.25%, 2/14/17	300

Principal or Shares	Security Description	Value (000)

350,000	Cameron International Corp., 1.40%, 6/15/17	$ 347
500,000	Canadian Natural Resources Ltd.,
	1.75%, 1/15/18	498
1,770,000	Capital One NA/Mclean VA, 0.96%, 2/05/18	1,775
2,430,000	Carnival Corp., 1.20%, 2/05/16	2,435
900,000	Charles Schwab Corp., 1.50%, 3/10/18	904
900,000	Chevron Corp., 1.37%, 3/02/18	904
1,000,000	CIT Group Inc., 4.25%, 8/15/17	1,020
2,225,000	Citigroup Inc., 0.53%, 6/09/16	2,215
750,000	Citigroup Inc., 1.31%, 11/30/17 EUR (b)	844
750,000	Citigroup Inc., 1.85%, 11/24/17	755
1,100,000	Citizens Bank, N.A./Providence RI,
	1.60%, 12/04/17	1,104
1,000,000	CNH Capital LLC, 3.88%, 11/01/15	1,007
600,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	602
600,000	CNPC General Capital Ltd. 144A,
	1.16%, 5/14/17 (a)	601
940,000	Compass Bank, 1.85%, 9/29/17	942
230,000	Computer Sciences Corp., 2.50%, 9/15/15	231
1,600,000	ConAgra Foods Inc., 0.65%, 7/21/16	1,595
980,000	Credit Agricole SA 144A, 1.12%, 10/03/16 (a)	986
1,090,000	Credit Agricole SA/London 144A,
	1.08%, 4/15/19 (a)	1,099
1,200,000	Credit Suisse/New York NY, 0.75%, 5/26/17	1,200
900,000	Credit Suisse/New York NY, 0.97%, 1/29/18	903
1,860,000	Daimler Finance North America LLC 144A,
	0.56%, 3/02/17 (a)	1,861
800,000	Daimler Finance North America LLC 144A,
	1.38%, 8/01/17 (a)	802
2,131,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	2,175
1,000,000	DISH DBS Corp., 7.13%, 2/01/16	1,036
3,400,000	DNB Boligkreditt AS 144A,
	2.10%, 10/14/15 (a)	3,425
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,272
350,000	Enbridge Inc., 0.71%, 6/02/17	346
600,000	Enbridge Inc., 0.92%, 10/01/16	598
650,000	Enbridge Inc., 1.45%, 3/13/17 CAD (b)	536
1,000,000	ENW Capital Finance PLC, 6.75%, 6/20/15
	GBP (b)	1,545
200,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (a)	201
800,000	Fifth Third Bank/Cincinnati OH,
	1.15%, 11/18/16	801
1,460,000	Ford Motor Credit Co. LLC, 1.10%, 3/12/19	1,457
610,000	Ford Motor Credit Co. LLC, 1.53%, 5/09/16	614
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,010
520,000	Freeport-McMoRan Inc., 2.30%, 11/14/17	523
300,000	GATX Corp., 1.25%, 3/04/17	299
800,000	GE Capital UK Funding, 0.72%, 3/20/17
	GBP (b)	1,225
1,800,000	General Motors Financial Co. Inc.,
	1.63%, 4/10/18	1,811
1,000,000	General Motors Financial Co. Inc.,
	2.75%, 5/15/16	1,014
860,000	Glencore Finance Canada Ltd. 144A,
	2.05%, 10/23/15 (a)	863

8	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,270,000	Glencore Funding LLC 144A, 1.64%, 1/15/19 (a)	$ 2,267
790,000	Glencore Funding LLC 144A, 2.13%, 4/16/18 (a)	790
1,750,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,786
1,200,000	HBOS PLC, 0.84%, 9/01/16 EUR (b)	1,348
290,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17	317
400,000	Hess Corp., 1.30%, 6/15/17	396
1,390,000	Hewlett-Packard Co., 1.22%, 1/14/19	1,398
980,000	HSBC Bank PLC 144A, 0.90%, 5/15/18 (a)	985
880,000	HSBC USA Inc., 0.72%, 3/03/17	881
620,000	HSBC USA Inc., 1.15%, 9/24/18	628
550,000	Huntington National Bank, 1.30%, 11/20/16	551
300,000	Huntington National Bank, 1.35%, 8/02/16	301
990,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (a)	991
480,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	485
800,000	Jackson National Life Global Funding 144A,
	1.25%, 2/21/17 (a)	803
170,000	Johnson Controls Inc., 1.40%, 11/02/17	169
1,200,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (b)	1,829
1,600,000	JPMorgan Chase & Co., 1.23%, 1/23/20	1,625
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	492
900,000	Kroger Co., 0.80%, 10/17/16	902
370,000	L-3 Communications Corp., 1.50%, 5/28/17	367
1,640,000	Macquarie Bank Ltd. 144A, 0.91%, 10/27/17 (a)	1,641
1,600,000	Macquarie Bank Ltd. 144A, 1.65%, 3/24/17 (a)	1,609
1,590,000	Macquarie Group Ltd. 144A, 1.28%, 1/31/17 (a)	1,599
1,300,000	Martin Marietta Materials Inc., 1.37%, 6/30/17	1,294
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A,
	1.60%, 10/16/17 (a)	641
1,600,000	Mizuho Bank Ltd. 144A, 0.71%, 4/16/17 (a)	1,596
820,000	Mizuho Bank Ltd. 144A, 0.72%, 9/25/17 (a)	819
1,570,000	Morgan Stanley, 1.02%, 7/23/19	1,570
670,000	Morgan Stanley, 1.56%, 4/25/18	682
620,000	Morgan Stanley, 1.88%, 1/05/18	623
1,500,000	Morgan Stanley, 3.80%, 4/29/16	1,544
1,750,000	National City Bank/Cleveland OH,
	0.63%, 6/07/17	1,743
1,750,000	NBCUniversal Enterprise Inc. 144A,
	0.96%, 4/15/18 (a)	1,764
1,900,000	Nederlandse Waterschapsbank NV 144A,
	1.25%, 9/18/17 (a)	1,911
1,130,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (a)	1,133
1,360,000	Nomura Holdings Inc., 1.72%, 9/13/16	1,378
1,250,000	NSTAR Electric Co., 0.50%, 5/17/16	1,249
1,000,000	NXP BV / NXP Funding LLC 144A,
	3.50%, 9/15/16 (a)	1,017
500,000	PACCAR Financial Corp., 0.86%, 12/06/18	503
2,560,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 3/15/16 (a)	2,592
600,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (a)	599
820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15
	GBP (b)(d)	1,283
650,000	Rogers Communications Inc., 1.60%, 3/13/17
	CAD (b)	538
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,071
360,000	SABMiller Holdings Inc. 144A,
	0.97%, 8/01/18 (a)	361

Principal or Shares	Security Description	Value (000)

900,000	Santander Bank, N.A., 2.00%, 1/12/18	$ 902
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	691
1,200,000	Shaw Communications Inc., 1.69%, 2/01/16
	CAD (b)	995
630,000	Sinopec Capital 2013 Ltd. 144A,
	1.25%, 4/24/16 (a)	630
500,000	Societe Des Autoroutes Paris-Rhin-Rhone,
	0.77%, 3/31/19 EUR (b)	568
1,600,000	Standard Chartered PLC 144A,
	0.60%, 9/08/17 (a)	1,593
700,000	Statoil ASA, 0.74%, 11/08/18	701
1,130,000	Sumitomo Mitsui Banking Corp.,
	0.70%, 1/10/17	1,129
800,000	Sumitomo Mitsui Banking Corp.,
	1.11%, 3/18/16 GBP (b)	1,232
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	923
2,000,000	SunTrust Bank/Atlanta GA, 0.70%, 2/15/17	1,999
1,005,000	Synchrony Financial, 1.88%, 8/15/17	1,007
450,000	TECO Finance Inc., 0.87%, 4/10/18	452
1,000,000	Telecom Italia Capital SA, 5.25%, 10/01/15	1,016
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	805
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	330
1,750,000	Thermo Fisher Scientific Inc., 3.20%, 3/01/16	1,785
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	300
770,000	Thomson Reuters Corp., 1.65%, 9/29/17	772
670,000	Total Capital International SA, 0.85%, 8/10/18	674
310,000	TransAlta Corp., 1.90%, 6/03/17	309
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	459
1,500,000	UBS AG/Stamford CT, 0.97%, 3/26/18	1,506
1,750,000	Union Bank NA, 1.02%, 9/26/16	1,753
1,000,000	United Utilities Water PLC, 6.13%, 12/29/15
	GBP (b)	1,587
300,000	Ventas Realty LP, 1.25%, 4/17/17	300
430,000	Ventas Realty LP, 1.55%, 9/26/16	433
2,200,000	Verizon Communications Inc., 0.66%, 6/09/17	2,199
210,000	Verizon Communications Inc., 1.04%, 6/17/19	212
850,000	Verizon Communications Inc., 2.02%, 9/14/18	884
1,182,000	Volkswagen Financial Services NV,
	2.00%, 10/23/15 GBP (b)	1,823
9,200,000	Volvo Treasury AB, 1.22%, 6/03/16 SEK (b)	1,113
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	252
570,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 1.75%, 9/15/17 (a)	574
400,000	Whirlpool Corp., 1.65%, 11/01/17	402
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	402
410,000	Xcel Energy Inc., 0.75%, 5/09/16	409
1,190,000	Zimmer Holdings Inc., 1.45%, 4/01/17	1,194

Total Corporate Bond (Cost - $179,513)		178,112

FDIC Guaranteed (1%)
146,655	FDIC Structured Sale Guaranteed Notes 144A,
	0.73%, 2/25/48 (a)	147
1,829,753	FDIC Structured Sale Guaranteed Notes 144A,
	0.89%, 12/04/20 (a)	1,839

Total FDIC Guaranteed (Cost - $1,976)		1,986

Foreign Government (2%)
1,600,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (a)	1,604

Semi-Annual Report	9

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

240,000,000	Japan Government Five Year Bond,
	0.40%, 6/20/15 JPY (b)	$ 2,011
1,000,000	Poland Government International Bond,
	0.38%, 9/23/15	998
1,600,000	Province of New Brunswick Canada,
	1.13%, 8/01/19 CAD (b)	1,332

Total Foreign Government (Cost - $6,064)		5,945

Mortgage Backed (9%)
209,036	Asset Backed Funding Certificates,
	0.79%, 4/25/34	206
41,994	Bear Stearns ALT-A Trust, 2.42%, 3/25/34	41
2,400,000	BLCP Hotel Trust 2014-CLRN 144A,
	1.13%, 8/15/29 (a)	2,394
1,770,000	Del Coronado Trust 144A, 0.97%, 3/15/26 (a)	1,772
950,000	Dryden XXXI Senior Loan Fund 144A,
	2.16%, 4/18/26 (a)	945
2,085,692	Extended Stay America Trust 144A,
	0.98%, 12/05/31 (a)	2,085
1,162,834	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	1,159
2,590,444	Fannie Mae Connecticut Avenue Securities,
	1.37%, 7/25/24	2,588
1,313,677	Fannie Mae Connecticut Avenue Securities,
	1.77%, 1/25/24	1,323
1,119,262	Fannie Mae Connecticut Avenue Securities,
	2.17%, 10/25/23	1,137
4,400,000	FFCB, 0.22%, 1/02/18	4,403
394,613	FH 1B2612 ARM, 2.30%, 11/01/34	421
197,260	FH 847515 ARM, 2.38%, 2/01/34	211
77,805	FN 708229 ARM, 2.06%, 4/01/33	82
1,410,745	FN 784365 ARM, 1.93%, 5/01/34	1,482
1,397,981	FN 870542 ARM, 2.14%, 3/01/36	1,494
79,669	FN 878544 ARM, 2.48%, 3/01/36	85
358,486	FN 889821 ARM, 2.18%, 12/01/36	383
1,120,327	FN 906140 ARM, 2.24%, 1/01/37	1,200
405,616	FN AD0079 ARM, 2.24%, 11/01/35	433
771,778	FN AL0502 ARM, 2.98%, 6/01/41	820
584,657	Fosse Master Issuer PLC 144A,
	1.66%, 10/18/54 (a)	588
747,330	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.17%, 2/25/24	746
693,117	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.62%, 11/25/23	696
228,033	GNR 2002-48 FT, 0.37%, 12/16/26	229
850,000	Granite Master Issuer PLC, 1.04%, 12/17/54	838
694,135	Harborview Mortgage Loan Trust,
	2.61%, 1/19/35	649
1,241,686	Hilton USA Trust 2013-HLF 144A,
	1.17%, 11/05/30 (a)	1,242
1,200,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.43%, 1/15/32 (a)	1,202
156,729	MASTR Asset Securitization Trust,
	5.00%, 7/25/19	159
153,881	Sequoia Mortgage Trust, 0.98%, 10/20/27	151
803,980	Sequoia Mortgage Trust, 1.45%, 2/25/43	781
922,765	Sequoia Mortgage Trust, 1.55%, 4/25/43	897

Principal or Shares	Security Description	Value (000)

300,440	Sequoia Mortgage Trust, 2.87%, 1/25/42	$ 302
846,206	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	847
357,019	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	359
428,742	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	431
640,524	Springleaf Mortgage Loan Trust 144A,
	1.87%, 9/25/57 (a)	640
265,909	Structured Adjustable Rate Mortgage Loan Trust,
	2.43%, 9/25/34	264
104,034	Structured Asset Mortgage Investments Inc.,
	3.61%, 7/25/32	108

Total Mortgage Backed (Cost - $35,726)		35,793

Municipal (1%)
750,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35	753
260,000	California Earthquake Authority,
	1.19%, 7/01/16	260
1,000,000	Indiana Finance Authority, 0.40%, 5/01/34	1,000

Total Municipal (Cost - $2,022)		2,013

NCUA Guaranteed (1%)
153,408	NCUA Guaranteed Notes Trust 2010-C1,
	1.60%, 10/29/20	154
701,596	NCUA Guaranteed Notes Trust 2010-R1,
	0.62%, 10/07/20	706
354,826	NCUA Guaranteed Notes Trust 2010-R2,
	0.55%, 11/06/17	356
1,972,138	NCUA Guaranteed Notes Trust 2010-R3,
	0.74%, 12/08/20	1,991
667,423	NCUA Guaranteed Notes Trust 2011-R1,
	0.62%, 1/08/20	671
46,064	NCUA Guaranteed Notes Trust 2011-R2,
	0.58%, 2/06/20	46
705,169	NCUA Guaranteed Notes Trust 2011-R5,
	0.55%, 4/06/20	706

Total NCUA Guaranteed (Cost - $4,610)		4,630

U.S. Government Agency (1%)
5,000,000	FHLB Disc Note, 0.00%, 6/17/15 (e)
	(Cost - $4,999)	5,000

U.S. Treasury (14%)
10,000,000	U.S. Treasury Bill, 0.00%, 4/28/16 (e)	9,978
7,500,000	U.S. Treasury Note, 0.07%, 10/31/16 (f)(g)	7,499
23,710,000	U.S. Treasury Note, 0.10%, 1/31/17	23,718
3,000,000	U.S. Treasury Note, 0.25%, 4/15/16	3,000
10,000,000	U.S. Treasury Note, 0.38%, 5/31/16	10,008

Total U.S. Treasury (Cost - $54,192)		54,203

Investment Company (1%)
3,711,635	Payden Cash Reserves Money Market Fund *
	(Cost - $3,712)	3,712

Total (Cost - $389,556) (101%)		387,786
Liabilities in excess of Other Assets (-1%)		(2,179)

Net Assets (100%)		$ 385,607

10	Payden Mutual Funds

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Yield to maturity at time of purchase.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
5/11/2015	British Pound (Sell 9,918)	HSBC Bank USA, N.A.	$(426)
5/11/2015	Canadian Dollar (Sell 7,134)	Royal Bank of Canada	(200)
5/11/2015	Euro (Sell 6,226)	Citibank, N.A.	(173)
5/11/2015	Japanese Yen (Sell 240,500)	Barclays Bank PLC	(1)
5/11/2015	Swedish Krona (Sell 9,300)	The Royal Bank of Scotland PLC	(29)

			$(829)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
525	90-Day Eurodollar Future	Dec-15	$130,449	$162
525	90-Day Eurodollar Future	Dec-16	(129,445)	(211)
41	U.S. Treasury 2 Year Note Future	Jul-15	(8,990)	(33)

				$(82)

See notes to financial statements.

Semi-Annual Report	11

Payden Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Portfolio Composition - percent of value

Corporate	56%
U.S. Treasury	20%
Asset Backed	10%
Mortgage Backed	9%
Other	5%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
2,108,164	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	$ 2,100
6,360,000	Apidos CLO 144A, 1.40%, 4/15/25 (a)	6,274
500,000	Apidos CLO 144A, 1.95%, 4/15/25 (a)	492
2,000,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (a)	1,977
1,900,000	Babson CLO Ltd. 144A, 3.13%, 4/20/27 (a)	1,900
670,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	670
845,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	848
4,550,000	Cent CLO LP 144A, 1.38%, 7/23/25 (a)	4,476
1,900,000	Chase Issuance Trust, 0.42%, 4/15/19	1,891
2,275,100	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	2,280
2,283,622	Colony American Homes 2014-2 144A,
	1.13%, 7/17/31 (a)	2,273
4,905,000	Dryden XXII Senior Loan Fund 144A,
	1.36%, 8/15/25 (a)	4,849
3,140,000	Dryden XXII Senior Loan Fund 144A,
	1.81%, 8/15/25 (a)	3,074
750,000	Great America Leasing Receivables 144A,
	1.83%, 6/17/19 (a)	749
1,763,535	GSAMP Trust, 0.82%, 3/25/34	1,767
2,657,651	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	2,663
4,020,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.28%, 9/17/31 (a)	4,029
4,135,000	Kubota Credit Owner Trust 2015-1 144A,
	0.94%, 12/15/17 (a)	4,136
763,057	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	841
1,850,000	Mercedes Benz Auto Lease Trust 2015-A,
	1.10%, 8/15/17	1,857
6,000,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.46%, 7/20/23 (a)	5,958
3,900,000	Octagon Investment Partners XIX Ltd. 144A,
	1.80%, 4/15/26 (a)	3,913
3,675,000	Octagon Investment Partners XIX Ltd. 144A,
	2.25%, 4/15/26 (a)	3,657
8,300,000	Symphony CLO XV Ltd. 144A,
	1.65%, 10/17/26 (a)	8,300
500,999	Toyota Auto Receivables 2013-A Owner Trust,
	0.55%, 1/17/17	501
4,250,000	Trade MAPS 1 Ltd. 144A, 0.88%, 12/10/18 (a)	4,250
2,085,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (a)	2,063
4,215,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (a)	4,130
2,554,852	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	2,562

Principal or Shares	Security Description	Value (000)

2,962,600	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	$ 2,967

Total Asset Backed (Cost - $87,510)		87,447

Bank Loans(b) (2%)
2,522,813	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	2,543
2,955,000	American Builders & Contractors Supply Co. Inc.
	Term Loan B1 IL, 3.50%, 4/16/20	2,967
800,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	801
3,324,136	CDW LLC/CDW Finance Corp. Term Loan B 1L,
	3.50%, 4/29/20	3,326
2,862,500	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	2,884
4,366,526	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/26/19	4,362
340,665	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	342
2,954,774	Starwood Property Trust Inc. Term Loan 1L,
	3.50%, 4/19/20	2,951

Total Bank Loans (Cost - $20,144)		20,176

Corporate Bond (56%)
2,923,000	Abbey National Treasury Services PLC,
	1.38%, 3/13/17	2,934
2,320,000	Abbey National Treasury Services PLC,
	1.65%, 9/29/17	2,330
2,680,000	AbbVie Inc., 1.75%, 11/06/17	2,696
1,300,000	Abengoa Greenfield SA 144A, 5.50%, 10/01/19
	EUR (a)(c)	1,347
1,400,000	Actavis Funding SCS, 1.30%, 6/15/17	1,392
1,640,000	Actavis Funding SCS, 1.52%, 3/12/20	1,671
2,205,000	Actavis Funding SCS, 1.85%, 3/01/17	2,221
3,242,000	Actavis Funding SCS, 2.35%, 3/12/18	3,283
720,000	Actavis Funding SCS, 3.00%, 3/12/20	734
2,210,000	AES Corp./VA, 3.26%, 6/01/19	2,216
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)	1,205
5,200,000	Air Lease Corp., 4.50%, 1/15/16	5,317
3,075,000	Aircastle Ltd., 6.75%, 4/15/17	3,313
1,200,000	Alibaba Group Holding Ltd. 144A,
	1.63%, 11/28/17 (a)	1,204
400,000	Alibaba Group Holding Ltd. 144A,
	2.50%, 11/28/19 (a)	399
1,565,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (a)	1,635
1,725,000	Allied Irish Banks PLC, 2.88%, 11/28/16
	EUR (c)	1,995
2,110,000	Ally Financial Inc., 3.25%, 9/29/17	2,115
3,100,000	American Express Co., 0.85%, 5/22/18	3,107

12	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,360,000	Amgen Inc., 1.25%, 5/22/17	$ 3,358
1,000,000	Anglo American Capital PLC 144A,
	1.23%, 4/15/16 (a)	1,000
2,000,000	Anthem Inc., 2.38%, 2/15/17	2,042
1,890,000	ANZ New Zealand International Ltd./London
	144A, 1.40%, 4/27/17 (a)	1,893
2,400,000	ANZ New Zealand Int’l Ltd./London 144A,
	1.75%, 3/29/18 (a)	2,410
1,750,000	AP Moeller - Maersk A/S 144A,
	2.55%, 9/22/19 (a)	1,779
510,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC, 2.00%, 2/06/17	497
1,850,000	ArcelorMittal, 4.50%, 8/05/15	1,862
1,520,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (a)	1,505
585,000	Ashland Inc., 3.00%, 3/15/16	590
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,743
850,000	Autodesk Inc., 1.95%, 12/15/17	856
1,035,000	AutoZone Inc., 1.30%, 1/13/17	1,039
450,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 3.01%, 12/01/17	453
870,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 4.88%, 11/15/17	894
930,000	Baidu Inc., 2.25%, 11/28/17	939
3,815,000	Bank of America Corp., 1.14%, 4/01/19	3,846
1,580,000	Bank of America Corp., 1.32%, 1/15/19	1,603
3,020,000	Bank of America Corp., 1.33%, 3/22/18	3,060
1,510,000	Bank of America Corp., 1.70%, 8/25/17	1,517
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,217
1,725,000	Bank of Ireland, 2.75%, 6/05/16 EUR (c)	1,977
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (a)	1,747
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.45%, 9/08/17 (a)	1,995
4,640,000	Banque Federative du Credit Mutuel SA 144A,
	1.13%, 10/28/16 (a)	4,673
2,510,000	Barclays Bank PLC, 0.84%, 2/17/17	2,518
1,800,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (a)	1,801
3,500,000	BB&T Corp., 0.94%, 2/01/19	3,514
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	5,345
5,140,000	Becton Dickinson and Co., 1.45%, 5/15/17	5,155
880,000	Becton Dickinson and Co., 1.80%, 12/15/17	888
2,962,000	Bell Canada, 1.53%, 4/22/16 CAD (c)	2,458
2,500,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (a)	2,518
931,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	970
1,510,000	BP Capital Markets PLC, 0.90%, 9/26/18	1,516
2,710,000	BP Capital Markets PLC, 1.67%, 2/13/18	2,730
2,030,000	BPCE SA, 1.53%, 4/25/16	2,048
1,550,000	BPCE SA, 1.63%, 2/10/17	1,564
2,370,000	BPCE SA, 1.63%, 1/26/18	2,368
600,000	British Telecommunications PLC,
	1.25%, 2/14/17	601
760,000	Cameron International Corp., 1.40%, 6/15/17	754
1,440,000	Canadian Natural Resources Ltd.,
	1.75%, 1/15/18	1,435
1,465,000	Capital One Financial Corp., 6.15%, 9/01/16	1,555
1,500,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	1,498

Principal or Shares	Security Description	Value (000)

2,140,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	$ 2,131
520,000	Carnival Corp., 1.88%, 12/15/17	522
730,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	738
2,525,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19	2,648
1,068,000	CIT Group Inc., 5.25%, 3/15/18	1,110
2,920,000	Citigroup Inc., 1.06%, 4/01/16	2,929
2,100,000	Citigroup Inc., 1.31%, 11/30/17 EUR (c)	2,364
3,500,000	Citigroup Inc., 1.55%, 8/14/17	3,502
1,570,000	Citigroup Inc., 1.85%, 11/24/17	1,581
1,170,000	Citigroup Inc., 4.45%, 1/10/17	1,230
2,478,000	Citigroup Inc., 5.50%, 2/15/17	2,653
2,700,000	Citizens Bank NA/Providence RI,
	1.60%, 12/04/17	2,710
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,399
1,310,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	1,314
1,400,000	CNPC General Capital Ltd. 144A,
	1.16%, 5/14/17 (a)	1,403
1,740,000	Compass Bank, 1.85%, 9/29/17	1,743
1,437,000	Continental Rubber of America Corp. 144A,
	4.50%, 9/15/19 (a)	1,485
3,050,000	Credit Agricole SA 144A, 1.12%, 10/03/16 (a)	3,068
1,420,000	Credit Agricole SA/London 144A,
	1.08%, 4/15/19 (a)	1,431
4,010,000	Credit Suisse/New York NY, 1.38%, 5/26/17	4,013
1,600,000	Credit Suisse/New York NY, 1.75%, 1/29/18	1,604
3,010,000	Daimler Finance North America LLC 144A,
	1.13%, 3/10/17 (a)	3,012
1,800,000	Daimler Finance North America LLC 144A,
	1.38%, 8/01/17 (a)	1,805
2,200,000	Daimler Finance North America LLC 144A,
	1.65%, 3/02/18 (a)	2,215
730,000	DBS Bank Ltd. 144A, 0.89%, 7/15/21 (a)	725
1,175,000	DENTSPLY International Inc., 2.75%, 8/15/16	1,196
3,950,000	Digital Realty Trust LP, 4.50%, 7/15/15	3,959
1,870,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	1,874
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,137
1,040,000	Duke Energy Corp., 0.65%, 4/03/17	1,042
2,600,000	Duke Realty LP, 5.50%, 3/01/16	2,694
2,100,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	2,290
1,020,000	Electricite de France 144A, 0.74%, 1/20/17 (a)	1,022
1,800,000	Electricite de France 144A, 1.15%, 1/20/17 (a)	1,808
800,000	Enbridge Inc., 0.71%, 6/02/17	791
1,900,000	Enbridge Inc., 0.92%, 10/01/16	1,893
1,900,000	Enbridge Inc., 1.45%, 3/13/17 CAD (c)	1,567
1,650,000	Enterprise Products Operating LLC,
	3.20%, 2/01/16	1,678
1,125,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (a)	1,129
1,070,000	Express Scripts Holding Co., 1.25%, 6/02/17	1,068
270,000	Family Tree Escrow LLC 144A,
	5.25%, 3/01/20 (a)	284
585,000	Fidelity National Information Services Inc.,
	1.45%, 6/05/17	585
830,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	835
960,000	Fifth Third Bancorp, 5.45%, 1/15/17	1,025

Semi-Annual Report	13

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

3,300,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17	$ 3,300
2,900,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	2,918
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17	1,131
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	2,020
1,500,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,543
1,000,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17	1,003
1,320,000	Freeport-McMoRan Inc., 2.30%, 11/14/17	1,327
1,255,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	1,337
1,700,000	GATX Corp., 2.50%, 7/30/19	1,707
3,900,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	3,907
1,580,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	1,617
4,080,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)	4,149
3,280,000	Glencore Funding LLC 144A, 1.64%, 1/15/19 (a)	3,276
1,800,000	Glencore Funding LLC 144A, 2.13%, 4/16/18 (a)	1,799
3,110,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	3,158
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,633
1,741,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	1,858
2,000,000	Goldman Sachs Group Inc., 5.95%, 1/18/18	2,219
2,390,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (a)	2,407
970,000	Health Care REIT Inc., 3.63%, 3/15/16	992
835,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17	911
2,695,000	Hertz Corp., 6.75%, 4/15/19	2,796
860,000	Hess Corp., 1.30%, 6/15/17	851
1,901,000	Hewlett-Packard Co., 1.22%, 1/14/19	1,912
2,970,000	HSBC Bank PLC 144A, 0.90%, 5/15/18 (a)	2,986
2,590,000	HSBC USA Inc., 1.70%, 3/05/18	2,598
670,000	Huntington National Bank, 0.70%, 4/24/17	669
1,410,000	Huntington National Bank, 1.30%, 11/20/16	1,411
800,000	Huntington National Bank, 1.35%, 8/02/16	802
800,000	Huntington National Bank, 1.38%, 4/24/17	800
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	887
2,250,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	2,252
1,110,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (a)	1,114
1,200,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	1,209
720,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	737
770,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (a)	801
1,210,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	1,222
2,820,000	International Lease Finance Corp., 2.22%, 6/15/16	2,816
3,200,000	International Lease Finance Corp., 3.88%, 4/15/18	3,280
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,779
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,180
2,600,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (c)	3,962
1,550,000	JPMorgan Chase & Co., 1.18%, 1/25/18	1,566
1,470,000	JPMorgan Chase & Co., 1.35%, 2/15/17	1,475

Principal or Shares	Security Description	Value (000)

1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	$ 1,349
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	622
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	647
1,600,000	Korea Expressway Corp. 144A,
	1.63%, 4/28/17 (a)	1,601
1,385,000	Kroger Co., 2.20%, 1/15/17	1,409
1,030,000	L-3 Communications Corp., 1.50%, 5/28/17	1,021
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16	3,253
1,425,000	Liberty Property LP, 6.63%, 10/01/17	1,582
760,000	Lloyds Bank PLC, 2.30%, 11/27/18	774
2,070,000	Lloyds Bank PLC, 4.20%, 3/28/17	2,187
1,440,000	Macquarie Bank Ltd. 144A, 0.91%, 10/27/17 (a)	1,441
2,570,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (a)	2,570
7,395,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	7,475
2,950,000	Macquarie Group Ltd. 144A, 1.28%, 1/31/17 (a)	2,966
1,200,000	Madison Park Funding Ltd. 144A,
	3.18%, 7/21/27 (a)	1,200
1,970,000	Manufacturers & Traders Trust Co.,
	1.25%, 1/30/17	1,973
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,163
2,700,000	Martin Marietta Materials Inc., 1.37%, 6/30/17	2,687
1,010,000	Masco Corp., 4.80%, 6/15/15	1,014
280,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	308
900,000	McKesson Corp., 1.29%, 3/10/17	903
800,000	Medtronic Inc. 144A, 1.50%, 3/15/18 (a)	805
2,000,000	Metropolitan Life Global Funding I 144A,
	0.65%, 4/10/17 (a)	2,005
1,300,000	Mitsubishi UFJ Trust & Banking Corp. 144A,
	1.60%, 10/16/17 (a)	1,301
700,000	Mizuho Bank Ltd. 144A, 0.72%, 9/25/17 (a)	699
1,380,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)	1,380
1,080,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (a)	1,083
2,280,000	Mobile Mini Inc., 7.88%, 12/01/20	2,405
2,195,000	Morgan Stanley, 1.02%, 7/23/19	2,194
4,000,000	Morgan Stanley, 1.42%, 1/27/20	4,063
1,510,000	Morgan Stanley, 1.88%, 1/05/18	1,516
3,000,000	Morgan Stanley, 5.45%, 1/09/17	3,201
830,000	Murphy Oil Corp., 2.50%, 12/01/17	832
810,000	Mylan Inc./PA, 1.35%, 11/29/16	808
5,830,000	Mylan Inc./PA, 1.80%, 6/24/16	5,867
3,750,000	Nabors Industries Inc., 2.35%, 9/15/16	3,762
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,510
4,700,000	Nederlandse Waterschapsbank NV 144A,
	1.25%, 9/18/17 (a)	4,727
1,240,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	1,260
2,650,000	Nomura Holdings Inc., 1.72%, 9/13/16	2,686
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15 EUR (c)	1,929
540,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 6/15/19 (a)	540
1,500,000	Perrigo Co. PLC, 1.30%, 11/08/16	1,498
600,000	Phillips 66, 2.95%, 5/01/17	621
1,500,000	Prudential Financial Inc., 1.04%, 8/15/18	1,510
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15
	GBP (c)(d)	1,156
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	2,025
540,000	Reynolds American Inc., 1.05%, 10/30/15	540

14	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,210,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (a)	$ 3,170
1,450,000	Rogers Communications Inc., 1.60%, 3/13/17
	CAD (c)	1,200
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	2,014
1,050,000	SABMiller Holdings Inc. 144A,
	0.97%, 8/01/18 (a)	1,054
1,440,000	SABMiller Holdings Inc. 144A,
	2.45%, 1/15/17 (a)	1,470
915,000	SandRidge Energy Inc., 8.75%, 1/15/20	686
1,700,000	Santander Bank NA, 2.00%, 1/12/18	1,704
830,000	SBA Communications Corp., 5.63%, 10/01/19	876
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,974
2,665,000	Shaw Communications Inc., 1.69%, 2/01/16
	CAD (c)	2,210
1,400,000	Sinopec Capital 2013 Ltd. 144A,
	1.25%, 4/24/16 (a)	1,400
4,300,000	Southern California Edison Co., 1.85%, 2/01/22	4,316
6,050,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	6,175
3,510,000	Standard Chartered PLC 144A,
	1.50%, 9/08/17 (a)	3,504
850,000	Sumitomo Mitsui Banking Corp.,
	0.95%, 7/19/16	853
2,000,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	2,007
3,500,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17	3,516
3,330,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	3,533
750,000	Synchrony Financial, 1.51%, 2/03/20	754
840,000	Synchrony Financial, 1.88%, 8/15/17	842
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,067
1,020,000	TECO Finance Inc., 0.87%, 4/10/18	1,025
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	1,812
1,695,000	Tenet Healthcare Corp., 6.25%, 11/01/18	1,841
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	951
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	700
1,690,000	Thomson Reuters Corp., 1.65%, 9/29/17	1,694
1,670,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	1,708
1,500,000	Total Capital International SA, 0.85%, 8/10/18	1,510
1,040,000	TransAlta Corp., 1.90%, 6/03/17	1,037
670,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	669
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	901
3,100,000	UBS AG/Stamford CT, 1.80%, 3/26/18	3,110
1,240,000	United Airlines 2014-2 Class B Pass Through
	Trust, 4.63%, 9/03/22	1,277
650,000	Ventas Realty LP, 1.25%, 4/17/17	649
1,336,000	Ventas Realty LP, 1.55%, 9/26/16	1,345
2,590,000	Verizon Communications Inc., 1.04%, 6/17/19	2,610
1,640,000	Verizon Communications Inc., 1.35%, 6/09/17	1,640
770,000	Verizon Communications Inc., 1.80%, 9/15/16	782
1,830,000	Verizon Communications Inc., 2.02%, 9/14/18	1,902
2,950,000	Volkswagen Group of America Finance LLC
	144A, 1.25%, 5/23/17 (a)	2,960
1,400,000	Volkswagen Group of America Finance LLC
	144A, 1.60%, 11/20/17 (a)	1,409
25,400,000	Volvo Treasury AB, 1.22%, 6/03/16 SEK (c)	3,073
1,200,000	Walgreens Boots Alliance Inc., 0.71%, 5/18/16	1,202
680,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	686
520,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	530

Principal or Shares	Security Description	Value (000)

1,500,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	$ 1,488
580,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 1.75%, 9/15/17 (a)	584
700,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (a)	710
3,530,000	Western Union Co., 1.26%, 8/21/15	3,536
1,770,000	Whirlpool Corp., 1.35%, 3/01/17	1,776
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,723
600,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (a)	608
2,140,000	WPX Energy Inc., 5.25%, 1/15/17	2,215
1,810,000	Zimmer Holdings Inc., 2.00%, 4/01/18	1,827
560,000	Zimmer Holdings Inc., 2.70%, 4/01/20	566

Total Corporate Bond (Cost - $477,595)		475,823

FDIC Guaranteed (1%)
586,621	FDIC Structured Sale Guaranteed Notes 144A,
	0.73%, 2/25/48 (a)	587
5,312,187	FDIC Structured Sale Guaranteed Notes 144A,
	0.89%, 12/04/20 (a)	5,339
1,136,717	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,171
1,514,060	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,527

Total FDIC Guaranteed (Cost - $8,545)		8,624

Foreign Government (1%)
4,900,000	Bank of England Euro Note 144A,
	1.25%, 3/16/18 (a)	4,929
3,610,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (a)	3,619

Total Foreign Government (Cost - $8,503)		8,548

Mortgage Backed (9%)
3,346,072	Adjustable Rate Mortgage Trust,
	3.86%, 3/25/37	2,655
824,149	Bank of America Mortgage 2002-K Trust,
	2.70%, 10/20/32	836
5,500,000	BLCP Hotel Trust 2014-CLRN 144A,
	1.13%, 8/15/29 (a)	5,486
2,200,000	CIFC Funding 2015-II Ltd. 144A,
	3.28%, 4/15/27 (a)	2,200
2,825,889	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (a)	2,662
550,000	Dryden XXXI Senior Loan Fund 144A,
	2.16%, 4/18/26 (a)	547
2,570,031	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	2,561
1,446,827	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	1,438
5,790,895	Fannie Mae Connecticut Avenue Securities,
	1.37%, 7/25/24	5,785
2,919,283	Fannie Mae Connecticut Avenue Securities,
	1.77%, 1/25/24	2,940
1,660,113	Fannie Mae Connecticut Avenue Securities,
	2.17%, 10/25/23	1,686
720,000	FHLB, 0.50%, 9/28/16	720
9,076,000	FHLMC, 1.40%, 2/13/18	9,079
1,606,505	FN 708229 ARM, 2.06%, 4/01/33	1,701
418,199	FN 743821 ARM, 2.03%, 11/01/33	441

Semi-Annual Report	15

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

486,695	FN 755867 ARM, 2.28%, 12/01/33	$ 518
549,279	FN 790762 ARM, 1.92%, 9/01/34	581
653,068	FN 790764 ARM, 1.92%, 9/01/34	691
628,460	FN 794792 ARM, 1.99%, 10/01/34	666
917,224	FN 794797 ARM, 1.80%, 10/01/34	970
2,317,611	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.62%, 11/25/23	2,329
375,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 9.38%, 10/25/27	417
1,050,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 10.92%, 3/25/25	1,152
3,803,895	Hilton USA Trust 2013-HLF 144A,
	1.17%, 11/05/30 (a)	3,805
644,162	HomeBanc Mortgage Trust, 1.03%, 8/25/29	606
279,112	Indymac Index Mortgage Loan Trust,
	2.66%, 10/25/34	274
3,200,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.43%, 1/15/32 (a)	3,205
1,280,049	JP Morgan Mortgage Trust 144A,
	2.50%, 3/25/43 (a)	1,283
1,137,415	MLCC Mortgage Investors Inc., 2.12%, 2/25/36	1,126
686,099	MLCC Mortgage Investors Inc.,
	2.23%, 12/25/34	696
153,860	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	2.07%, 7/25/34	154
2,850,572	Residential Asset Securitization Trust,
	6.00%, 8/25/36	2,398
415,040	Sequoia Mortgage Trust, 0.98%, 10/20/27	407
1,822,354	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,769
1,862,157	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,810
788,655	Sequoia Mortgage Trust, 2.87%, 1/25/42	793
1,089,842	Sequoia Mortgage Trust, 3.50%, 4/25/42	1,106
2,709,873	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	2,713
833,044	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	837
1,319,207	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	1,326
650,032	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (a)	654
1,648,641	Structured Adjustable Rate Mortgage Loan Trust,
	2.47%, 8/25/34	1,609
389,671	Structured Asset Mortgage Investments Inc.,
	2.16%, 10/19/34	325

Total Mortgage Backed (Cost - $75,572)		74,957

Municipal (1%)
2,350,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35	2,360
1,420,000	California Earthquake Authority,
	1.82%, 7/01/17	1,430

Total Municipal (Cost - $3,808)		3,790

NCUA Guaranteed (0%)
144,205	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20
	(Cost - $144)	145

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18
	(Cost - $400)	$ 400

U.S. Treasury (20%)
1,990,000	U.S. Treasury Note, 0.50%, 6/30/16 (e)	1,994
10,250,000	U.S. Treasury Note, 0.50%, 1/31/17	10,248
5,000,000	U.S. Treasury Note, 0.50%, 2/28/17	4,998
9,210,000	U.S. Treasury Note, 0.63%, 2/15/17	9,225
10,000,000	U.S. Treasury Note, 0.88%, 4/15/17	10,056
9,070,000	U.S. Treasury Note, 0.88%, 4/30/17	9,118
30,745,000	U.S. Treasury Note, 0.88%, 7/15/17	30,887
9,125,000	U.S. Treasury Note, 0.88%, 11/15/17	9,144
34,000,000	U.S. Treasury Note, 1.00%, 9/15/17	34,218
52,100,000	U.S. Treasury Note, 1.00%, 2/15/18	52,287

Total U.S. Treasury (Cost - $171,829)		172,175

Purchased Call Options (0%)
176	U.S. Treasury 5 Year Futures Option, 121.25,
	5/22/15
	(Cost - $47)	8

Purchased Put Options (0%)
176	U.S. Treasury 5 Year Futures Option, 118.5,
	5/22/15
	(Cost - $47)	7

Investment Company (0%)
2,517,736	Payden Cash Reserves Money Market Fund *
	(Cost - $2,518)	2,518

Total (Cost - $856,662) (100%)		854,618
Other Assets, net of Liabilities (0%)		830

Net Assets (100%)		$855,448

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

16	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty		Unrealized Depreciation (000s)
Liabilities:
5/11/2015			British Pound (Sell 3,337)	HSBC Bank USA, N.A.	$(155)
5/11/2015			Canadian Dollar (Sell 8,986)	Royal Bank of Canada	(251)
5/11/2015			Euro (Sell 8,666)	Citibank, N.A.	(248)
5/11/2015			Swedish Krona (Sell 25,676)	The Royal Bank of Scotland PLC	(79)

					$(733)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
1,295	90-Day Eurodollar Future	Dec-15	$321,775	$413
1,295	90-Day Eurodollar Future	Dec-16	(319,299)	(543)
82	U.S. Treasury 2 Year Note Future	Jul-15	17,980	59
176	U.S. Treasury 5 Year Note Future	Jul-15	(21,143)	(132)

				$(203)

See notes to financial statements.

Semi-Annual Report	17

Payden U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value

Mortgage Backed	77%
U.S. Government Guaranteed	11%
U.S. Treasury	3%
Cash equivalent	9%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (5%)
495,079	FDIC Structured Sale Guaranteed Notes 144A,
	0.87%, 12/29/45 (a)	$ 496
2,597,069	FDIC Structured Sale Guaranteed Notes 144A,
	0.89%, 12/04/20 (a)	2,610
1,610,349	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,659
1,606,220	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,620

Total FDIC Guaranteed (Cost - $6,327)		6,385

Mortgage Backed (78%)
651,335	FH 1B8336 ARM, 3.09%, 6/01/41	693
425,927	FH 1B8378 ARM, 3.16%, 7/01/41	450
1,778,107	FH 1Q0740 ARM, 2.21%, 3/01/39	1,893
1,262,925	FH 1Q1363 ARM, 2.34%, 2/01/36	1,344
1,374,820	FH 2B0709 ARM, 2.09%, 8/01/42	1,429
1,512,114	FH 2B0721 ARM, 2.26%, 9/01/42	1,578
1,304,663	FH 2B0972 ARM, 2.03%, 11/01/42	1,350
2,022,816	FH 2B1143 ARM, 2.20%, 2/01/43	2,069
1,198,140	FH 2B1286 ARM, 2.09%, 4/01/43	1,241
1,319,300	FH 2B1317 ARM, 1.98%, 4/01/43	1,363
588,237	FH 849012 ARM, 1.97%, 3/01/43	609
825,279	FH 849486 ARM, 2.99%, 8/01/41	874
1,353,934	FH 849506 ARM, 2.96%, 11/01/44	1,403
2,505,000	FHLMC Multifamily Structured Pass Through
	Certificates, 1.72%, 1/25/19	2,520
2,500,000	FHLMC Multifamily Structured Pass Through
	Certificates, 3.15%, 2/25/18	2,627
677,122	FHR 3997 PJ, 3.00%, 1/15/40	698
730,910	FHR 4030 CG, 2.50%, 4/15/27	751
728,824	FHR 4073 BE, 2.00%, 5/15/39	732
489,496	FN 555936 ARM, 2.15%, 9/01/33	520
1,357,842	FN 784365 ARM, 1.93%, 5/01/34	1,426
649,334	FN 795816 ARM, 1.98%, 7/01/34	682
110,635	FN 838958 ARM, 2.01%, 8/01/35	118
110,919	FN 849088 ARM, 2.11%, 11/01/35	117
132,642	FN 866093 ARM, 2.38%, 3/01/36	143
2,298,123	FN 870542 ARM, 2.14%, 3/01/36	2,456
1,238,907	FN 890434 15YR, 3.00%, 7/01/27	1,303
2,077,275	FN AB7995 10YR, 2.50%, 2/01/23	2,146
657,939	FN AC0045 ARM, 1.85%, 10/01/38	695
1,484,729	FN AE0193 ARM, 2.54%, 7/01/40	1,590
1,679,004	FN AE0289 ARM, 2.43%, 5/01/40	1,799
1,011,976	FN AI4019 ARM, 3.45%, 7/01/41	1,073
1,407,956	FN AJ4109 ARM, 2.29%, 12/01/41	1,465
878,621	FN AJ8354 ARM, 2.53%, 1/01/42	917
709,886	FN AJ8557 ARM, 2.51%, 1/01/42	744
949,790	FN AK0013 ARM, 2.40%, 1/01/42	993
510,121	FN AK2233 ARM, 2.45%, 5/01/42	536
1,120,622	FN AL0407 30YR, 6.50%, 4/01/39	1,313

Principal or Shares	Security Description	Value (000)

523,707	FN AL0502 ARM, 2.98%, 6/01/41	$ 556
941,078	FN AL1193 30YR, 4.00%, 11/01/41	1,014
2,063,174	FN AL1869 15YR, 3.00%, 6/01/27	2,168
2,713,077	FN AL2095 15YR, 3.00%, 6/01/27	2,850
902,074	FN AL2187 ARM, 2.97%, 3/01/42	961
2,017,062	FN AL2221 15YR, 3.00%, 7/01/27	2,116
1,825,683	FN AL5596 ARM, 2.55%, 2/01/44	1,894
2,312,016	FN AL5790 ARM, 2.56%, 10/01/44	2,393
2,319,471	FN AL5967 ARM, 2.56%, 11/01/44	2,400
1,168,250	FN AO2280 ARM, 2.12%, 10/01/42	1,215
1,461,897	FN AO7975 15YR, 3.00%, 6/01/27	1,536
868,540	FN AP0619 ARM, 2.20%, 7/01/42	904
1,280,921	FN AP4080 ARM, 2.26%, 9/01/42	1,337
1,719,456	FN AP4746 15YR, 3.00%, 8/01/27	1,806
620,190	FN AP7869 ARM, 2.23%, 8/01/42	647
1,378,047	FN AQ4765 10YR, 2.50%, 11/01/22	1,423
1,123,990	FN AU6974 ARM, 2.74%, 11/01/43	1,180
2,378,923	FN AU8673 ARM, 2.70%, 2/01/44	2,487
1,932,888	FN AY4068 ARM, 2.35%, 4/01/44	1,987
2,000,000	FN-Aces, 2.03%, 3/25/19	2,035
5,280,000	FN-Aces, 2.32%, 11/25/18	5,425
459,827	FNR 2002-10-FA, 0.92%, 2/25/32	470
1,263,737	FNR 2011-127 UC, 2.50%, 6/25/39	1,288
602,022	FNW 2002-W6-2A, 6.86%, 6/25/42	703
561,827	G2 3515 30YR, 5.50%, 2/20/34	641
2,718,021	G2 5301 15YR, 3.50%, 2/20/27	2,896
1,260,177	G2 778200 20YR, 4.00%, 2/20/32	1,368
791,160	G2 778203 20YR, 4.75%, 2/20/32	885
754,095	G2 82457 ARM, 1.75%, 1/20/40	785
1,613,479	GN 728153 Other, 5.50%, 10/15/29	1,839
995,313	GN 737791 30YR, 4.50%, 12/15/40	1,108
777,978	GNR 2008-32 PA, 4.00%, 8/16/37	828
782,035	GNR 2009-26 BA, 4.00%, 1/16/38	828
1,159,598	United States Small Business Administration,
	2.88%, 9/10/21	1,197

Total Mortgage Backed (Cost - $96,044)		96,830

NCUA Guaranteed (6%)
1,312,225	NCUA Guaranteed Notes Trust 2010-A1,
	0.53%, 12/07/20	1,313
1,500,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	1,536
1,009,392	NCUA Guaranteed Notes Trust 2010-R1,
	0.62%, 10/07/20	1,015
159,340	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	160
1,307,076	NCUA Guaranteed Notes Trust 2011-R2,
	0.58%, 2/06/20	1,313

18	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,734,842	NCUA Guaranteed Notes Trust 2011-R4,
	0.56%, 3/06/20	$ 1,739
494,571	NCUA Guaranteed Notes Trust 2011-R5,
	0.55%, 4/06/20	496
116,663	NCUA Guaranteed Notes Trust 2011-R6,
	0.56%, 5/07/20	117

Total NCUA Guaranteed (Cost - $7,639)		7,689

U.S. Treasury (3%)
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,023
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,013

Total U.S. Treasury (Cost - $3,996)		4,036

Principal or Shares	Security Description	Value (000)

Investment Company (9%)
10,844,421	Payden Cash Reserves Money Market Fund *
	(Cost - $10,844)	$ 10,844

Total (Cost - $124,850) (101%)		125,784
Liabilities in excess of Other Assets (-1%)		(1,339)

Net Assets (100%)		$ 124,445

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
125	90-Day Eurodollar Future	Dec-15	$31,059	$23
125	90-Day Eurodollar Future	Dec-16	(30,820)	(25)
67	U.S. Treasury 2 Year Note Future	Jul-15	(14,691)	(51)
58	U.S. Treasury 5 Year Note Future	Jul-15	6,968	55

				$2

See notes to financial statements.

Semi-Annual Report	19

Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	93%
U.S. Government Guaranteed	4%
Cash Equivalent	3%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (3%)
1,466,554	FDIC Structured Sale Guaranteed Notes 144A,
	0.73%, 2/25/48 (a)	$ 1,467
1,336,714	FDIC Structured Sale Guaranteed Notes 144A,
	0.87%, 12/29/45 (a)	1,341
4,382,555	FDIC Structured Sale Guaranteed Notes 144A,
	0.89%, 12/04/20 (a)	4,405

Total FDIC Guaranteed (Cost - $7,194)		7,213

Mortgage Backed (141%)
1,623,496	FH 1J1279 ARM, 2.12%, 4/01/36	1,727
2,952,912	FH 1Q0062 ARM, 1.95%, 11/01/35	3,106
1,336,955	FH 847228 ARM, 2.58%, 1/01/34	1,436
687,085	FHLMC Multifamily Structured Pass Through
	Certificates, 0.52%, 4/25/19	687
1,372,667	FN 832100 ARM, 2.17%, 7/01/35	1,465
2,001,501	FN AK0419 ARM, 2.43%, 12/01/27	2,136
4,004,333	FN AL0891 ARM, 3.45%, 9/01/41	4,248
3,951,441	FN AL2493 ARM, 2.42%, 10/01/42	4,086
3,989,815	FN-Aces, 0.39%, 6/25/18	3,993
21,119	FNR 1998-12 A, 3.75%, 2/25/18	22
38,000,000	G2, 3.00%, 30YR TBA (b)	39,074
71,500,000	G2, 3.50%, 30YR TBA (b)	75,432
17,450,000	G2, 4.00%, 30YR TBA (b)	18,648
4,620,000	G2, 4.50%, 30YR TBA (b)	5,007
110,185	G2 3133 30YR, 6.50%, 9/20/31	132
1,323,267	G2 3415 30YR, 5.50%, 7/20/33	1,522
927,868	G2 3515 30YR, 5.50%, 2/20/34	1,058
1,277,237	G2 3584 30YR, 6.00%, 7/20/34	1,483
1,049,954	G2 3599 30YR, 6.50%, 8/20/34	1,283
1,003,481	G2 3711 30YR, 5.50%, 5/20/35	1,144
1,363,418	G2 3747 30YR, 5.00%, 8/20/35	1,533
828,986	G2 3772 30YR, 5.00%, 10/20/35	932
1,595,981	G2 3785 30YR, 5.00%, 11/20/35	1,794
2,677,232	G2 3819 30YR, 5.50%, 2/20/36	3,052
358,938	G2 3891 30YR, 6.50%, 8/20/36	420
2,050,901	G2 4802 30YR, 5.00%, 9/20/40	2,308
1,201,386	G2 4945 30YR, 4.00%, 2/20/41	1,294
1,193,824	G2 4978 30YR, 4.50%, 3/20/41	1,302
3,410,511	G2 5083 30YR, 5.00%, 6/20/41	3,837
1,534,614	G2 713314 30YR, 6.00%, 3/20/39	1,718
434,321	G2 728869 30YR, 4.13%, 4/20/40	467
619,896	G2 728870 30YR, 4.63%, 4/20/40	673
204,059	G2 736498 30YR, 4.13%, 4/20/40	219
365,199	G2 736499 30YR, 4.63%, 4/20/40	399
317,149	G2 742040 30YR, 4.13%, 5/20/40	341
191,299	G2 742041 30YR, 4.63%, 6/20/40	208
4,416,931	G2 757211 30YR, 4.50%, 12/20/40	4,836
845,113	G2 770239 30YR, 4.00%, 2/20/42	916
490,728	G2 80013 ARM, 2.00%, 11/20/26	512

Principal or Shares	Security Description	Value (000)

420,921	G2 80029 ARM, 1.75%, 1/20/27	$ 438
914,076	G2 80044 ARM, 1.75%, 2/20/27	951
1,260,854	G2 80052 ARM, 1.75%, 3/20/27	1,312
167,880	G2 8006 ARM, 1.63%, 7/20/22	171
2,427,362	G2 80074 ARM, 1.63%, 5/20/27	2,525
127,552	G2 80311 ARM, 1.63%, 8/20/29	133
2,657,448	G2 80319 ARM, 1.63%, 9/20/29	2,766
671,907	G2 8041 ARM, 1.63%, 8/20/22	686
176,791	G2 80424 ARM, 1.63%, 7/20/30	183
329,916	G2 80428 ARM, 2.00%, 7/20/30	345
821,707	G2 80541 ARM, 1.63%, 9/20/31	853
614,924	G2 80569 ARM, 1.75%, 1/20/32	640
356,727	G2 80570 ARM, 1.75%, 1/20/32	368
146,508	G2 80579 ARM, 1.75%, 2/20/32	152
1,922,096	G2 80637 ARM, 1.63%, 9/20/32	1,990
6,035,056	G2 80749 ARM, 1.63%, 10/20/33	6,265
4,334,334	G2 80795 ARM, 1.63%, 12/20/33	4,504
1,789,072	G2 80826 ARM, 1.75%, 2/20/34	1,857
2,626,701	G2 80835 ARM, 1.75%, 2/20/34	2,726
523,898	G2 80837 ARM, 1.75%, 2/20/34	544
492,847	G2 81018 ARM, 1.63%, 8/20/34	511
22,904	G2 81044 ARM, 1.63%, 8/20/34	24
98,682	G2 8121 ARM, 1.75%, 1/20/23	102
1,889,870	G2 81214 ARM, 1.75%, 1/20/35	1,962
694,559	G2 81220 ARM, 1.75%, 1/20/35	721
655,996	G2 81278 ARM, 1.75%, 3/20/35	681
448,112	G2 81938 ARM, 1.63%, 7/20/37	469
4,948,800	G2 82074 ARM, 1.63%, 5/20/38	5,157
2,868,422	G2 82107 ARM, 1.63%, 7/20/38	2,979
298,189	G2 82151 ARM, 1.63%, 9/20/38	308
138,328	G2 8228 ARM, 1.63%, 7/20/23	143
4,762,704	G2 82457 ARM, 1.75%, 1/20/40	4,959
2,712,676	G2 82463 ARM, 2.75%, 1/20/40	2,822
1,183,879	G2 83031 ARM, 2.50%, 1/20/42	1,221
1,191,682	G2 83048 ARM, 3.00%, 2/20/42	1,244
340,962	G2 8358 ARM, 1.75%, 1/20/24	355
259,878	G2 8359 ARM, 1.75%, 1/20/24	270
249,474	G2 8371 ARM, 1.75%, 2/20/24	260
128,315	G2 8373 ARM, 1.75%, 2/20/24	133
1,191,127	G2 8547 ARM, 2.00%, 11/20/24	1,236
103,110	G2 8580 ARM, 2.00%, 1/20/25	107
152,805	G2 8595 ARM, 2.00%, 2/20/25	158
73,331	G2 8855 ARM, 2.00%, 10/20/21	75
474,896	G2 8968 ARM, 1.63%, 9/20/26	492
1,622,502	G2 8991 ARM, 1.63%, 10/20/26	1,686
5,085,200	G2 MA1012 30YR, 3.50%, 5/20/43	5,382
6,935,759	G2 MA1089 30YR, 3.00%, 6/20/43	7,159
6,037,137	G2 MA1520 30YR, 3.00%, 12/20/43	6,231
9,132,370	G2 MA2372 30YR, 4.00%, 11/20/44	9,795
10,000,000	GN, 4.00%, 30YR TBA (b)	10,802

20	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

83,579	GN 30YR, 5.75%, 12/15/32	$ 95
1,043,070	GN 366983 30YR, 4.00%, 6/15/41	1,131
8,374,043	GN 367090 30YR, 4.50%, 7/15/41	9,485
9,222,588	GN 367092 30YR, 4.50%, 7/15/41	10,305
3,197,102	GN 455989 15YR, 5.00%, 7/15/26	3,606
113,949	GN 524825 30YR, 5.47%, 10/15/29	129
93,987	GN 524869 30YR, 5.47%, 1/15/30	106
203,670	GN 524925 30YR, 5.47%, 2/15/30	230
96,825	GN 524968 30YR, 5.47%, 3/15/30	109
155,727	GN 524996 30YR, 5.47%, 5/15/30	176
147,954	GN 525015 30YR, 5.47%, 6/15/30	167
107,706	GN 525033 30YR, 5.47%, 7/15/30	122
46,312	GN 546392 30YR, 5.47%, 2/15/31	52
469,985	GN 558954 20YR, 5.25%, 5/15/29	533
1,185,496	GN 558956 30YR, 4.50%, 6/15/29	1,318
128,591	GN 596009 30YR, 5.75%, 7/15/32	146
84,538	GN 596023 30YR, 5.75%, 7/15/32	96
55,184	GN 596035 30YR, 5.75%, 8/15/32	63
264,663	GN 596054 30YR, 5.75%, 8/15/32	301
151,992	GN 596071 30YR, 5.75%, 8/15/32	173
159,177	GN 596072 30YR, 5.75%, 7/15/32	181
278,448	GN 596090 30YR, 5.75%, 8/15/32	316
322,776	GN 596135 30YR, 5.75%, 8/15/32	367
141,652	GN 596166 30YR, 5.75%, 8/15/32	161
222,864	GN 596178 30YR, 5.75%, 9/15/32	253
104,747	GN 596197 30YR, 5.75%, 8/15/32	119
162,800	GN 596225 30YR, 5.75%, 9/15/32	185
40,905	GN 596230 30YR, 5.75%, 8/15/32	46
32,200	GN 596231 30YR, 5.75%, 9/15/32	37
185,404	GN 596237 30YR, 5.75%, 9/15/32	210
42,752	GN 596312 30YR, 5.75%, 9/15/32	49
64,100	GN 596313 30YR, 5.75%, 9/15/32	73
144,769	GN 596396 30YR, 5.75%, 9/15/32	164
195,810	GN 601699 30YR, 5.70%, 12/15/32	222
512,773	GN 601738 30YR, 5.25%, 1/15/33	582
401,354	GN 601772 30YR, 5.25%, 1/15/33	456
175,549	GN 601774 30YR, 5.25%, 1/15/33	198
164,929	GN 601775 30YR, 5.70%, 1/15/33	187
187,308	GN 601786 30YR, 5.25%, 2/15/33	211
232,233	GN 601791 30YR, 5.25%, 2/15/33	261
136,502	GN 601810 30YR, 5.25%, 2/15/33	153
262,161	GN 601845 30YR, 5.25%, 2/15/33	295
205,451	GN 601858 30YR, 5.70%, 2/15/33	233
1,171,022	GN 601872 30YR, 5.25%, 3/15/33	1,339
317,979	GN 601937 30YR, 5.25%, 3/15/33	359
108,293	GN 602002 30YR, 5.25%, 3/15/33	122
95,339	GN 602043 30YR, 5.25%, 4/15/33	107
641,444	GN 605099 30YR, 5.50%, 3/15/34	744
153,960	GN 613272 30YR, 5.25%, 5/15/33	173
96,001	GN 613354 30YR, 5.45%, 7/15/33	108
113,171	GN 613355 30YR, 5.70%, 4/15/33	128
62,795	GN 613379 30YR, 5.45%, 7/15/33	71
1,664,398	GN 616826 30YR, 5.50%, 1/15/35	1,901
1,439,417	GN 629903 35YR, 5.80%, 6/15/42	1,473
2,146,958	GN 673234 30YR, 6.00%, 11/15/38	2,444
699,452	GN 677318 30YR, 6.00%, 9/15/38	802
3,084,781	GN 704439 30YR, 4.50%, 3/15/39	3,429
3,806,550	GN 710868 30YR, 5.50%, 9/15/39	4,338
975,151	GN 728153 20YR, 5.50%, 10/15/29	1,112
617,640	GN 728159 20YR, 5.25%, 11/15/29	699

Principal or Shares	Security Description	Value (000)

6,269,506	GN 734089 30YR, 4.00%, 12/15/40	$ 6,799
1,377,156	GN 743362 30YR, 4.75%, 6/15/40	1,544
109,263	GN 743363 30YR, 4.25%, 5/15/40	119
184,936	GN 743502 30YR, 4.25%, 6/15/40	202
511,120	GN 743503 30YR, 4.75%, 6/15/40	574
323,768	GN 743611 30YR, 4.75%, 6/15/40	359
7,346,500	GN 745187 30YR, 4.50%, 7/15/40	8,167
132,717	GN 747368 30YR, 4.75%, 7/15/40	147
274,870	GN 747491 30YR, 4.75%, 7/15/40	305
66,018	GN 747740 30YR, 4.25%, 9/15/40	72
289,260	GN 747741 30YR, 4.75%, 9/15/40	322
1,093,815	GN 761040 30YR, 4.25%, 3/15/41	1,197
686,394	GN 762726 30YR, 4.25%, 3/15/41	749
879,613	GN 763012 30YR, 4.25%, 4/15/41	965
1,119,270	GN 763216 30YR, 4.25%, 4/15/41	1,239
127,395	GN 768721 30YR, 4.25%, 4/15/41	139
63,850	GN 768886 30YR, 4.25%, 6/15/41	70
565,503	GN 781636 30YR, 5.50%, 7/15/33	650
729,422	GN 781810 30YR, 5.50%, 10/15/34	840
1,817,110	GN 782835 30YR, 6.00%, 12/15/39	2,068
1,994,482	GN 782858 30YR, 6.00%, 11/15/39	2,270
444,526	GNR 1999-18 FA, 0.47%, 5/16/29	446
153,879	GNR 1999-40 FE, 0.72%, 11/16/29	154
381,411	GNR 1999-40 FK, 0.72%, 11/16/29	384
153,214	GNR 1999-45 FC, 0.57%, 12/16/29	153
183,857	GNR 1999-45 FH, 0.62%, 12/16/29	184
199,140	GNR 2000-22 FG, 0.37%, 5/16/30	200
433,015	GNR 2000-9 FG, 0.77%, 2/16/30	436
475,412	GNR 2000-9 FH, 0.67%, 2/16/30	478
360,170	GNR 2001-19 F, 0.67%, 5/16/31	362
45,173	GNR 2001-21 FN, 0.37%, 8/16/22	45
1,595,862	GNR 2001-22 FG, 0.52%, 5/16/31	1,602
702,656	GNR 2001-31 FA, 0.42%, 6/16/31	706
622,032	GNR 2001-35 FA, 0.42%, 8/16/31	623
2,003,440	GNR 2001-47 FA, 0.57%, 9/16/31	2,013
709,300	GNR 2001-59 FA, 0.57%, 11/16/24	713
57,387	GNR 2001-64 F, 0.53%, 11/20/31	57
347,222	GNR 2001-65 FV, 0.58%, 2/20/29	349
429,143	GNR 2002-11 FJ, 0.68%, 2/20/32	432
405,018	GNR 2002-13 FA, 0.67%, 2/16/32	407
1,189,966	GNR 2002-48 FG, 0.47%, 12/16/30	1,193
643,457	GNR 2002-48 FT, 0.37%, 12/16/26	645
1,120,343	GNR 2002-5 FP, 0.72%, 1/16/32	1,129
766,569	GNR 2002-72 FA, 0.58%, 10/20/32	769
352,622	GNR 2002-72 FB, 0.58%, 10/20/32	354
782,640	GNR 2002-72 FE, 0.58%, 10/20/32	786
1,028,596	GNR 2002-76 F, 0.37%, 1/16/31	1,031
216,153	GNR 2002-76 FY, 0.47%, 12/16/26	217
55,810	GNR 2002-79 FB, 0.42%, 11/16/32	56
1,354,314	GNR 2003-71 FC, 0.68%, 7/20/33	1,366
2,107,636	GNR 2003-94 FB, 0.47%, 12/16/30	2,113
3,226,154	GNR 2004-56 F, 0.58%, 6/20/33	3,240
1,749,756	GNR 2004-59 FH, 0.42%, 8/16/34	1,753
473,847	GNR 2004-73 JM, 0.00%, 9/16/34	456
530,332	GNR 2006-47 FA, 0.37%, 8/16/36	531
496,154	GNR 2006-64 PO, 0.00%, 4/16/34	481
1,084,797	GNR 2007-76 FB, 0.68%, 11/20/37	1,095
2,972,954	GNR 2008-15 CF, 0.69%, 2/20/38	3,002
674,799	GNR 2008-2 FH, 0.63%, 1/20/38	680
3,781,715	GNR 2008-67 UF, 0.63%, 6/20/38	3,818

Semi-Annual Report	21

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

1,616,988	GNR 2009-87 FB, 0.83%, 9/20/39	$ 1,638
18,716,960	GNR 2014-69 IB, 1.10%, 6/20/36	863
18,800,212	GNR 2014-99 ID, 1.17%, 11/20/36	1,010

Total Mortgage Backed (Cost - $399,956)		410,721

NCUA Guaranteed (3%)
3,548,261	NCUA Guaranteed Notes Trust 2010-R2,
	0.55%, 11/06/17	3,558
1,522,986	NCUA Guaranteed Notes Trust 2011-R3,
	0.58%, 3/11/20	1,529
3,723,302	NCUA Guaranteed Notes Trust 2011-R4,
	0.56%, 3/06/20	3,733
1,067,283	NCUA Guaranteed Notes Trust 2011-R5,
	0.55%, 4/06/20	1,069

Total NCUA Guaranteed (Cost - $9,885)		9,889

Purchased Put Options (0%)
200	Eurodollar 1-Year Mid-Curve Option, 97.875,
	3/11/16	55
200	Eurodollar 1-Year Mid-Curve Option, 98,
	12/11/15	30

Total Purchased Put Options (Cost - $121)		85

Investment Company (4%)
11,294,465	Payden Cash Reserves Money Market Fund * (Cost - $11,294)	11,294

Total (Cost - $428,450) (151%)		439,202
Liabilities in excess of Other Assets (-51%)		(147,645)

Net Assets (100%)		$ 291,557

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
275	90-Day Eurodollar Future	Dec-15	$68,331	$53
275	90-Day Eurodollar Future	Dec-16	(67,805)	(57)
250	U.S. Treasury 2 Year Note Future	Jul-15	(54,816)	(173)

				$(177)

See notes to financial statements.

22	Payden Mutual Funds

Payden Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	39%
Mortgage Backed	24%
U.S. Treasury	19%
Investment Company	9%
Asset Backed	5%
Other	4%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (5%)
6,020,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (a)	$ 5,950
102,215	Chase Funding Mortgage Loan Asset-Backed
	Certificates, 0.83%, 11/25/32	98
1,804,390	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	1,808
1,439,675	Colony American Homes 2014-2 144A,
	1.13%, 7/17/31 (a)	1,433
6,665,000	Dryden XXII Senior Loan Fund 144A,
	1.36%, 8/15/25 (a)	6,589
1,810,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.18%, 6/17/31 (a)	1,806
1,980,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.28%, 9/17/31 (a)	1,984
2,100,000	Invitation Homes 2014-SFR3 Trust 144A,
	1.38%, 12/17/31 (a)	2,107
2,460,859	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	2,711
875,731	Nelnet Student Loan Trust 2014-2A 144A,
	0.45%, 6/25/21 (a)	876
2,000,000	SLM Student Loan Trust, 0.55%, 7/26/21	2,003
6,395,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (a)	6,327
1,408,621	Volvo Financial Equipment LLC Series 2014-1
	144A, 0.54%, 11/15/16 (a)	1,408

Total Asset Backed (Cost - $35,029)		35,100

Corporate Bond (45%)
1,400,000	1011778 BC ULC / New Red Finance Inc 144A,
	6.00%, 4/01/22 (a)	1,453
3,000,000	Actavis Funding SCS, 1.14%, 9/01/16	3,009
3,000,000	Actavis Funding SCS, 3.45%, 3/15/22	3,053
2,325,000	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust 144A, 5.00%, 10/01/21 (a)	2,495
3,800,000	Air Canada 2015-1 Class A Pass Through Trust
	144A, 3.60%, 3/15/27 (a)	3,848
1,995,000	Air Lease Corp., 5.63%, 4/01/17	2,137
2,975,000	Alibaba Group Holding Ltd. 144A,
	3.60%, 11/28/24 (a)	2,968
1,303,296	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (a)	1,427
3,150,000	Amazon.com Inc., 3.30%, 12/05/21	3,273
2,750,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	2,824
2,045,000	Apollo Management Holdings LP 144A,
	4.00%, 5/30/24 (a)	2,094
3,140,000	ARC Properties Operating Partnership LP / Clark
	Acquisition LLC, 3.00%, 2/06/19	3,042
2,100,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (a)	2,079

Principal or Shares	Security Description	Value (000)

1,600,000	AT&T Inc., 3.40%, 5/15/25	$ 1,586
2,500,000	AT&T Inc., 4.75%, 5/15/46	2,454
2,880,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	3,004
1,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	1,373
240,000	Bank of America Corp., 3.95%, 4/21/25	237
1,400,000	Bank of America Corp., 4.20%, 8/26/24	1,417
2,000,000	Bank of America Corp., 6.10%, 12/29/49	2,045
1,640,000	Bank of America Corp., 6.88%, 4/25/18	1,872
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,471
1,150,000	Barclays PLC, 2.75%, 11/08/19	1,164
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,073
1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,366
1,440,000	BBVA Banco Continental SA 144A,
	3.25%, 4/08/18 (a)	1,495
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,191
3,000,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (a)	3,021
1,500,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20	1,601
1,500,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	1,594
2,650,000	Citizens Bank NA/Providence RI,
	2.45%, 12/04/19	2,677
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	715
3,465,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	3,664
1,860,000	CNPC General Capital Ltd. 144A,
	1.45%, 4/16/16 (a)	1,862
1,125,000	Compass Bank, 2.75%, 9/29/19	1,138
900,000	Compass Bank, 3.88%, 4/10/25	881
1,200,000	Credit Suisse Group Funding Guernsey Ltd.
	144A, 2.75%, 3/26/20 (a)	1,206
1,100,000	Credit Suisse Group Funding Guernsey Ltd.
	144A, 3.75%, 3/26/25 (a)	1,099
1,265,699	CVS Pass-Through Trust 144A,
	5.79%, 1/10/26 (a)	1,435
1,668,054	CVS Pass-Through Trust Series 2014 144A,
	4.16%, 8/10/36 (a)	1,725
700,000	DaVita HealthCare Partners Inc.,
	5.13%, 7/15/24	714
1,000,000	Denbury Resources Inc., 5.50%, 5/01/22	953
3,997,000	Digital Realty Trust LP, 5.88%, 2/01/20	4,547
1,695,000	Dignity Health, 3.13%, 11/01/22	1,701
1,165,000	Dignity Health, 4.50%, 11/01/42	1,151

Semi-Annual Report	23

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,217,000	Dow Chemical Co., 9.40%, 5/15/39	$ 3,557
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,465
1,025,000	Exelon Generation Co. LLC, 6.20%, 10/01/17	1,131
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	3,136
1,800,000	FedEx Corp., 4.50%, 2/01/65	1,729
1,474,212	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	1,563
2,006,000	Freeport-McMoran Oil & Gas LLC/FCX Oil &
	Gas Inc., 6.50%, 11/15/20	2,136
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,348
6,715,000	Glencore Funding LLC 144A, 1.42%, 5/27/16 (a)	6,738
1,505,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	1,528
2,700,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	2,733
2,150,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (a)	2,206
2,500,000	Harris Corp., 2.70%, 4/27/20	2,516
5,085,000	Health Care REIT Inc., 4.13%, 4/01/19	5,436
3,060,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	3,420
1,000,000	Hertz Corp., 6.75%, 4/15/19	1,037
1,755,000	Hewlett-Packard Co., 1.22%, 1/14/19	1,765
1,000,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	940
1,800,000	HPHT Finance 15 Ltd. 144A,
	2.88%, 3/17/20 (a)	1,826
1,700,000	Hyundai Capital America 144A,
	2.60%, 3/19/20 (a)	1,724
1,500,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 3.50%, 3/15/17	1,511
1,440,000	Industrial & Commercial Bank of China
	Ltd./New York, 3.23%, 11/13/19	1,478
2,050,000	Inter-American Development Bank,
	3.88%, 9/17/19	2,261
680,000	International Lease Finance Corp.,
	2.22%, 6/15/16	679
1,000,000	Iron Mountain Inc., 7.75%, 10/01/19	1,063
2,000,000	Jackson National Life Global Funding 144A,
	0.53%, 7/29/16 (a)	2,001
3,180,000	JPMorgan Chase & Co., 1.18%, 1/25/18	3,213
2,370,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,440
3,760,000	Kennametal Inc., 2.65%, 11/01/19	3,788
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,091
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	3,680
1,400,000	Lam Research Corp., 3.80%, 3/15/25	1,398
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,921
1,500,000	Massachusetts Mutual Life Insurance Co. 144A,
	4.50%, 4/15/65 (a)	1,441
1,570,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,724
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,169
2,200,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	2,275
1,540,000	MetLife Inc., 6.40%, 12/15/36	1,821
322,000	MetLife Inc., 10.75%, 8/01/39	541
1,500,000	Mobile Mini Inc., 7.88%, 12/01/20	1,583
1,440,000	Morgan Stanley, 1.13%, 1/24/19	1,446
5,000	Morgan Stanley, 4.10%, 5/22/23	5
2,350,000	Morgan Stanley, 4.35%, 9/08/26	2,399
2,000,000	Morgan Stanley, 5.45%, 7/29/49	2,018

Principal or Shares	Security Description	Value (000)

2,100,000	Morgan Stanley, 5.55%, 12/29/49	$ 2,116
1,889,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (a)	2,242
1,300,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	2,051
1,390,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	1,395
3,545,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	4,396
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20	1,073
1,700,000	Old Republic International Corp.,
	4.88%, 10/01/24	1,795
3,015,000	Orange SA, 9.00%, 3/01/31	4,563
1,450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	2,238
2,150,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.38%, 2/01/22 (a)	2,141
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,494
2,850,000	Perrigo Finance PLC, 3.50%, 12/15/21	2,919
1,960,000	Petroleos Mexicanos, 4.88%, 1/18/24	2,072
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43	2,520
1,725,000	Quest Diagnostics Inc., 3.50%, 3/30/25	1,713
3,800,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	3,959
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu,
	6.88%, 2/15/21	1,056
3,000,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	2,985
867,000	Scentre Group Trust 1 / Scentre Group Trust 2
	144A, 2.38%, 11/05/19 (a)	874
1,775,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	1,788
1,225,000	Select Income REIT, 4.50%, 2/01/25	1,227
835,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	864
1,645,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	1,870
4,030,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	4,015
3,100,000	Sinopec Group Overseas Development 2015 Ltd.
	144A, 3.25%, 4/28/25 (a)	3,039
2,500,000	Societe Generale SA 144A, 4.25%, 4/14/25 (a)	2,411
2,010,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	2,196
1,055,000	Southeast Supply Header LLC 144A,
	4.25%, 6/15/24 (a)	1,074
1,370,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	1,398
1,950,000	Sumitomo Mitsui Banking Corp.,
	2.45%, 1/16/20	1,974
3,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	3,600
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	5,339
2,750,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.38%, 4/30/25 (a)	2,732
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,655
2,675,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (a)	3,617
2,870,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	2,956

24	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,050,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	$ 2,096
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	1,049
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,116
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,271
2,000,000	UBS AG/Stamford CT, 0.97%, 3/26/18	2,008
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,659
3,990,000	Verizon Communications Inc., 6.40%, 9/15/33	4,870
1,843,000	Westvaco Corp., 7.95%, 2/15/31	2,452
965,000	Williams Companies Inc., 8.75%, 3/15/32	1,177

Total Corporate Bond (Cost - $283,560)		292,069

FDIC Guaranteed (0%)
413,170	FDIC Structured Sale Guaranteed Notes 144A,
	0.89%, 12/04/20 (a)
	(Cost - $414)	415

Foreign Government (3%)
2,165,000	Brazilian Government International Bond,
	4.25%, 1/07/25	2,137
1,470,000	Indonesia Government International Bond 144A,
	3.75%, 4/25/22 (a)	1,505
3,920,000	Mexico Government International Bond,
	3.63%, 3/15/22	4,057
2,720,000	Panama Government International Bond,
	5.20%, 1/30/20	3,053
3,000,000	Philippine Government International Bond,
	4.00%, 1/15/21	3,300
2,989,000	Poland Government International Bond,
	5.13%, 4/21/21	3,419
1,365,000	Uruguay Government International Bond,
	4.50%, 8/14/24	1,471

Total Foreign Government (Cost - $18,876)		18,942

Mortgage Backed (28%)
1,926,984	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	1,839
2,290,000	Del Coronado Trust 144A, 0.97%, 3/15/26 (a)	2,293
1,988,614	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	1,982
1,518,373	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	1,509
2,138,364	Fannie Mae Connecticut Avenue Securities,
	1.37%, 7/25/24	2,134
1,702,915	Fannie Mae Connecticut Avenue Securities,
	1.77%, 1/25/24	1,715
826,301	Fannie Mae Connecticut Avenue Securities,
	2.17%, 10/25/23	839
7,325,794	FG Q12837 30YR, 3.00%, 11/01/42	7,462
1,880,000	FN, 2.50%, 15YR TBA (b)	1,927
12,590,000	FN, 3.00%, 30YR TBA (b)	12,812
9,820,000	FN, 3.00%, 15YR TBA (b)	10,277
7,950,000	FN, 3.50%, 30YR TBA (b)	8,330
18,990,000	FN, 4.00%, 30YR TBA (b)	20,294
10,290,000	FN, 4.50%, 30YR TBA (b)	11,201
3,796,306	FN 254766 30YR, 5.00%, 6/01/33	4,249
2,560,051	FN 725423 30YR, 5.50%, 5/01/34	2,914
2,352,558	FN 725424 30YR, 5.50%, 4/01/34	2,677
5,087,752	FN 745418 30YR, 5.50%, 4/01/36	5,754
3,614,108	FN 995203 30YR, 5.00%, 7/01/35	4,047

Principal or Shares	Security Description	Value (000)

1,682,302	FN AE0138 30YR, 4.50%, 3/01/40	$ 1,855
3,455,558	FN AJ7689 30YR, 4.00%, 12/01/41	3,706
1,840,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.08%, 10/25/27	1,838
994,676	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.22%, 3/25/25	992
1,465,654	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.62%, 11/25/23	1,473
1,400,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.37%, 2/25/24	1,413
321,741	G2 5140 30YR, 4.50%, 8/20/41	350
1,213,822	G2 5175 30YR, 4.50%, 9/20/41	1,321
8,000,000	GN, 3.50%, 30YR TBA (b)	8,432
7,290,000	GN, 4.00%, 30YR TBA (b)	7,875
3,515,825	GN 745187 30YR, 4.50%, 7/15/40	3,909
300,000	Granite Master Issuer PLC, 1.04%, 12/17/54	296
170,379	Harborview Mortgage Loan Trust,
	2.61%, 1/19/35	159
1,468,343	Hilton USA Trust 2013-HLF 144A,
	1.17%, 11/05/30 (a)	1,469
2,440,000	Hilton USA Trust 2013-HLT 144A,
	2.66%, 11/05/30 (a)	2,441
2,300,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.43%, 1/15/32 (a)	2,303
461,023	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	423
9,293,155	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	9,318
3,964,910	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (a)	4,079
61,339	Landmark Mortgage Securities PLC,
	0.78%, 6/17/38 GBP (c)	91
42,312	Morgan Stanley Mortgage Loan Trust,
	2.07%, 7/25/34	42
1,551,560	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)	1,591
2,649,147	New Residential Mortgage Loan Trust 2014-3
	144A, 3.75%, 11/25/54 (a)	2,740
658,981	Prime Mortgage Trust, 5.00%, 10/25/35	653
2,326,998	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	1,957
83,536	Sequoia Mortgage Trust, 0.98%, 10/20/27	82
1,264,928	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,228
5,896,243	Sequoia Mortgage Trust 144A,
	3.00%, 5/25/43 (a)	5,823
2,656,121	Sequoia Mortgage Trust, 3.50%, 9/25/42	2,702
1,208,865	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	1,210
1,300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	1,348
26,235	Structured Asset Mortgage Investments Trust
	2003-CL1, 3.61%, 7/25/32	27
8,441	Structured Asset Securities Corp. Mortgage Pass
	Through Certificates 2002-16A, 0.00%, 8/25/32	5
946,528	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY7 Trust, 2.10%, 7/25/37	810

Total Mortgage Backed (Cost - $175,840)		178,216

Semi-Annual Report	25

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
Municipal (1%)
2,185,000	State Board of Administration Finance Corp.,
	2.11%, 7/01/18	$ 2,225
770,000	State Board of Administration Finance Corp.,
	3.00%, 7/01/20	790
1,495,000	State of California, 7.55%, 4/01/39	2,300
1,000,000	State of Washington, 1.70%, 7/01/20	970

Total Municipal (Cost - $5,389)		6,285

U.S. Treasury (22%)
81,000,000	U.S. Treasury Bill, 0.00%, 8/06/15 (d)	80,999
6,200,000	U.S. Treasury Note, 0.10%, 1/31/17	6,202
11,520,000	U.S. Treasury Note, 0.88%, 4/30/17	11,581
25,675,000	U.S. Treasury Note, 1.38%, 2/29/20	25,617
17,305,000	U.S. Treasury Note, 3.00%, 11/15/44	18,212

Total U.S. Treasury (Cost - $143,256)		142,611

Investment Company (10%)
500,000	Payden Absolute Return Bond Fund, SI Class *	5,000
25,622,661	Payden Cash Reserves Money Market Fund *	25,623
1,656,459	Payden Emerging Markets Corporate Bond Fund,
	SI Class *	16,664
646,094	Payden Emerging Markets Local Bond Fund,
	Investor Class *	4,936
1,522,172	Payden Floating Rate Fund, SI Class *	15,267

Total Investment Company (Cost - $68,898)		67,490

Total (Cost - $731,262) (114%)		741,128
Liabilities in excess of Other Assets (-14%)		(91,243)

Net Assets (100%)		$ 649,885

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Principal in foreign currency.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/17/2015	Euro (Buy 8,634)	The Royal Bank of Scotland PLC	$470

Liabilities:
5/11/2015	British Pound (Sell 59)	HSBC Bank USA, N.A.	$(3)
7/17/2015	British Pound (Sell 6,214)	The Royal Bank of Scotland PLC	(316)
6/10/2015	Canadian Dollar (Sell 11,555)	Royal Bank of Canada	(327)
7/23/2015	Euro (Sell 7,203)	HSBC Bank USA, N.A.	(357)
5/13/2015	India Rupee (Buy 478,730)	Barclays Bank PLC	(135)
7/31/2015	Japanese Yen (Sell 1,092,300)	Credit Suisse First Boston International	(83)

			$(1,221)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
227	U.S. Treasury 10 Year	Jun-15	$(29,141)	$215
	Note Future

See notes to financial statements.

26	Payden Mutual Funds

Payden Corporate Bond Fund

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Financial	49%
Telecommunication	10%
Consumer Non-Cyclical	8%
Energy	7%
Consumer Cyclical	7%
Other	19%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
650,000	SBA Tower Trust 144A, 2.90%, 10/15/44 (a)
	(Cost - $620)	$ 658

Corporate Bond (96%)
Consumer Cyclical (7%)
456,823	American Airlines 2013-1 Class B Pass Through
	Trust 144A, 5.63%, 1/15/21 (a)	479
600,000	Continental Airlines 2012-3 Class C Pass Thru
	Certificates, 6.13%, 4/29/18	636
600,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	600
730,000	Glencore Funding LLC 144A, 1.42%, 5/27/16 (a)	732
600,000	HPHT Finance 15 Ltd. 144A,
	2.88%, 3/17/20 (a)	609
540,000	Hyundai Capital America 144A,
	2.60%, 3/19/20 (a)	548
450,000	Lam Research Corp., 3.80%, 3/15/25	449
700,000	Tingyi Cayman Islands Holding Corp.,
	3.88%, 6/20/17	730

		4,783

Consumer Non-Cyclical (9%)
425,000	Actavis Funding SCS, 2.45%, 6/15/19	426
250,000	Actavis Funding SCS, 3.00%, 3/12/20	255
250,000	Actavis Funding SCS, 4.75%, 3/15/45	254
700,000	Blue Cross & Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (a)	704
500,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (a)	513
650,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18	652
275,000	New York and Presbyterian Hospital,
	4.02%, 8/01/45	264
590,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	731
945,000	Pfizer Inc., 7.20%, 3/15/39	1,352
400,000	Quest Diagnostics Inc., 4.70%, 3/30/45	398

		5,549

Energy (7%)
659,730	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (a)	723
650,000	CNOOC Finance 2015 Australia Pty Ltd.,
	2.63%, 5/05/20	648
500,000	Freeport-McMoran Oil & Gas LLC/FCX Oil &
	Gas Inc., 6.50%, 11/15/20	532
750,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (a)	799
250,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)	270

Principal or Shares	Security Description	Value (000)

500,000	Noble Holding International Ltd.,
	5.95%, 4/01/25	$ 497
650,000	Sinopec Group Overseas Development 2015 Ltd.
	144A, 3.25%, 4/28/25 (a)	637
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	298
350,000	Valero Energy Corp., 6.63%, 6/15/37	430

		4,834

Financial (49%)
430,000	Air Lease Corp., 5.63%, 4/01/17	461
750,000	Ally Financial Inc., 3.25%, 2/13/18	750
500,000	Ares Capital Corp., 4.88%, 11/30/18	528
750,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	782
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	832
500,000	Bank of America Corp., 4.00%, 1/22/25	497
250,000	Bank of America Corp., 6.10%, 12/29/49	256
105,000	Bank of America Corp., 6.88%, 4/25/18	120
330,000	Bank of America Corp., 7.63%, 6/01/19	397
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	406
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	254
700,000	BNP Paribas SA, 4.25%, 10/15/24	716
600,000	BPCE SA 144A, 4.50%, 3/15/25 (a)	606
250,000	Citigroup Inc., 5.90%, 12/29/49	253
115,000	Citigroup Inc., 6.00%, 10/31/33	133
500,000	Compass Bank, 1.85%, 9/29/17	501
350,000	Credit Suisse AG 144A, 6.50%, 8/08/23 (a)	401
850,000	Digital Realty Trust LP, 5.88%, 2/01/20	967
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	735
500,000	Fifth Third Bancorp, 5.10%, 12/29/49	477
290,000	FS Investment Corp., 4.25%, 1/15/20	294
1,000,000	General Electric Capital Corp., 6.38%, 11/15/67	1,095
205,000	General Motors Financial Co. Inc.,
	4.75%, 8/15/17	217
600,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	640
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	546
350,000	Goodman Funding Ltd. 144A,
	6.00%, 3/22/22 (a)	400
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	353
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	510
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 3.23%, 11/13/19	257
500,000	ING Bank NV, 4.13%, 11/21/23	521
300,000	ING Group NV, 6.00%, 12/29/49	300
600,000	International Lease Finance Corp.,
	2.22%, 6/15/16	599
1,075,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,097

Semi-Annual Report	27

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

250,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (a)	$ 294
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	601
505,000	MetLife Inc., 6.40%, 12/15/36	597
50,000	MetLife Inc., 10.75%, 8/01/39	84
400,000	Morgan Stanley, 4.35%, 9/08/26	408
500,000	Morgan Stanley, 5.45%, 7/29/49	504
250,000	Morgan Stanley, 5.55%, 12/29/49	252
300,000	Mubadala GE Capital Ltd. 144A,
	3.00%, 11/10/19 (a)	299
600,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	946
640,000	Navient Corp., 6.13%, 3/25/24	623
450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	694
340,000	People’s United Bank, 4.00%, 7/15/24	346
325,000	Prudential Financial Inc., 5.63%, 6/15/43	349
200,000	Prudential Financial Inc., 5.88%, 9/15/42	218
400,000	Prudential Financial Inc., 8.88%, 6/15/38	470
625,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	633
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	260
650,000	Royal Bank of Scotland Group PLC,
	5.13%, 5/28/24	673
830,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	826
285,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	287
470,000	Select Income REIT, 4.50%, 2/01/25	471
365,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	415
700,000	Societe Generale SA 144A, 4.25%, 4/14/25 (a)	675
470,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	514
780,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	780
500,000	SunTrust Banks Inc., 5.63%, 12/29/49	510
250,000	Synchrony Financial, 2.70%, 2/03/20	251
250,000	Synchrony Financial, 3.75%, 8/15/21	258
550,000	Teachers Insurance & Annuity Association of
	America 144A, 4.90%, 9/15/44 (a)	604
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	921
250,000	Trinity Acquisition PLC, 6.13%, 8/15/43	282
450,000	UniCredit Luxembourg Finance SA 144A,
	6.00%, 10/31/17 (a)	483

		32,429

Healthcare (2%)
110,000	Dignity Health, 3.13%, 11/01/22	110
740,000	Dignity Health, 4.50%, 11/01/42	731
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	155
200,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	210

		1,206

Industrial (4%)
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	461
400,000	FedEx Corp., 4.50%, 2/01/65	384
450,000	Keysight Technologies Inc. 144A,
	3.30%, 10/30/19 (a)	454

Principal or Shares	Security Description	Value (000)
350,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.05%, 1/09/20 (a)	$ 357
825,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.38%, 4/30/25 (a)	820
300,000	Textron Inc., 5.60%, 12/01/17	326

		2,802

Material (2%)
350,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	359
280,000	Ashland Inc., 3.88%, 4/15/18	290
155,000	Dow Chemical Co., 9.40%, 5/15/39	249
445,000	Westvaco Corp., 7.95%, 2/15/31	592

		1,490

Telecommunication (10%)
175,000	21st Century Fox America Inc., 9.50%, 7/15/24	246
665,000	Alibaba Group Holding Ltd. 144A,
	3.60%, 11/28/24 (a)	663
1,000,000	AT&T Inc., 4.50%, 5/15/35	982
250,000	AT&T Inc., 6.55%, 2/15/39	306
500,000	British Sky Broadcasting Group PLC 144A,
	9.50%, 11/15/18 (a)	622
650,000	Harris Corp., 2.70%, 4/27/20	654
400,000	Orange SA, 9.00%, 3/01/31	605
600,000	Telecom Italia Capital SA, 7.18%, 6/18/19	692
400,000	Time Warner Inc., 7.63%, 4/15/31	549
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	985
280,000	Verizon Communications Inc., 4.86%, 8/21/46	284

		6,588

Utility (6%)
700,000	AES Corp./VA, 3.26%, 6/01/19	702
250,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	321
600,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	654
605,000	Electricite de France SA 144A,
	6.00%, 1/22/14 (a)	691
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	514
342,494	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	363
225,000	Sempra Energy, 9.80%, 2/15/19	288
400,000	Solar Star Funding LLC 144A,
	3.95%, 6/30/35 (a)	398

		3,931

Total Corporate Bond (Cost - $61,574)		63,612

Municipal (1%)
505,000	State Board of Administration Finance Corp.,
	2.11%, 7/01/18
	(Cost - $505)	514

Investment Company (3%)
2,045,012	Payden Cash Reserves Money Market Fund *
	(Cost - $2,045)	2,045

Total (Cost - $64,744) (101%)		66,829
Liabilities in excess of Other Assets (-1%)		(431)

Net Assets (100%)		$66,398

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

28	Payden Mutual Funds

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
6/10/2015	Canadian Dollar (Sell 876)	Royal Bank of Canada	$(27)
7/23/2015	Euro (Sell 467)	HSBC Bank USA, N.A.	(23)
7/31/2015	Japanese Yen (Sell 80,300)	Credit Suisse First Boston International	(6)

			$(56)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
97	90-Day Euro Dollar Future	Dec-15	$24,102	$16
97	90-Day Euro Dollar Future	Dec-16	(23,917)	(16)
84	U.S. Treasury 10 Year Note Future	Jun-15	(10,784)	40
2	U.S. Treasury 2 Year Note Future	Jul-15	439	—
98	U.S. Treasury 5 Year Note Future	Jul-15	11,773	87
19	U.S. Ultra Long Bond Future	Jun-15	3,126	(62)

				$65

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY. 23	(5.00)%	Chicago Mercantile	Dec-19	USD 1,470	$(130)

See notes to financial statements.

Semi-Annual Report	29

Payden Strategic Income Fund

The Fund seeks a high level of total return including income generation consistent with preservation of capital by investing in a wide variety of securities across many asset classes.

Portfolio Composition - percent of value

Corporate	45%
Mortgage Backed	17%
U.S. Treasury	10%
Bank Loans	8%
Foreign Government	7%
Other	13%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (5%)
985,123	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	$ 982
250,000	Apidos CLO XIV 144A, 1.40%, 4/15/25 (a)	247
297,864	Colony American Homes 2014-2 144A,
	1.13%, 7/17/31 (a)	296
556,934	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	558
620,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.18%, 6/17/31 (a)	619
250,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.28%, 9/17/31 (a)	251
1,000,000	Octagon Investment Partners XIX Ltd. 144A,
	1.80%, 4/15/26 (a)	1,003
475,000	SBA Tower Trust 144A, 2.90%, 10/15/44 (a)	480
1,000,000	Symphony CLO XV Ltd. 144A,
	1.65%, 10/17/26 (a)	1,000
382,034	Wachovia Asset Securitization Issuance II LLC
	2007-HE1 Trust 144A, 0.31%, 7/25/37 (a)	344

Total Asset Backed (Cost - $5,749)		5,780

Bank Loans(b) (9%)
497,500	Akorn Inc. Term Loan 1L, 4.50%, 4/16/21	499
600,000	Albertsons/Safeway LLC Term Loan B4 1L,
	5.50%, 8/25/21	607
500,000	Berry Plastics Bery Term Loan E 1L,
	3.75%, 1/16/21	502
682,456	Burlington Coat Factory Warehouse Corp. Term
	Loan B3 1L, 4.25%, 8/13/21	688
496,250	Catalent Pharma Solutions Inc. Term Loan B 1L,
	4.50%, 5/20/21	501
498,728	Cdw LLC Term Loan B 1L, 3.50%, 4/29/20	499
496,250	Davita Healthcare Partners Inc. Term Loan B 1L,
	3.50%, 6/24/21	499
397,046	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	398
594,000	Hub International Ltd. Term Loan 1L,
	4.25%, 10/02/20	593
496,250	Libbey Glass Inc. Term Loan 1L, 3.75%, 4/09/21	498
496,250	Michaels Stores Inc. Term Loan 1L,
	4.00%, 1/28/20	500
498,741	Neiman Marcus Group LLC Term Loan 1L,
	4.25%, 10/15/20	501
496,250	Nortek Inc. Term Loan 1L, 3.75%, 10/30/20	496
496,250	Ortho-Clinical Diagnostics Inc. Term Loan 1L,
	4.75%, 6/30/21	496
600,000	Petsmart Inc. Term Loan B 1L, 5.00%, 3/10/22	608

Principal or Shares	Security Description	Value (000)
496,250	Post Holdings Inc. Term Loan A 1L,
	3.75%, 6/02/21	$ 499
595,431	Sabre Global Inc. Term Loan B 1L,
	4.25%, 2/19/19	600
489,309	Stater Bros Markets Term Loan B 1L,
	4.75%, 5/12/21	491
424,821	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	428
496,250	Visteon Corp. Term Loan B-Dd 1L,
	3.50%, 4/08/21	497

Total Bank Loans (Cost - $10,320)		10,400

Corporate Bond (49%)
280,000	1011778 BC ULC / New Red Finance Inc 144A,
	6.00%, 4/01/22 (a)	290
605,000	Actavis Funding SCS, 2.45%, 6/15/19	607
260,000	Actavis Funding SCS, 3.00%, 3/12/20	265
300,000	AerCap Aviation Solutions BV, 6.38%, 5/30/17	320
230,000	Air Canada 144A, 8.75%, 4/01/20 (a)	256
620,000	Air Lease Corp., 5.63%, 4/01/17	664
400,000	Aircastle Ltd., 5.50%, 2/15/22	428
200,000	Alexandria Real Estate Equities Inc.,
	2.75%, 1/15/20	200
463,000	Alibaba Group Holding Ltd. 144A,
	3.60%, 11/28/24 (a)	462
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19
	MXN (c)	568
270,121	American Airlines 2013-2 Class B Pass Through
	Trust, 5.60%, 7/15/20	283
300,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	317
305,000	American Express Credit Corp., 1.55%, 9/22/17	307
300,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	308
455,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC, 3.00%, 2/06/19	441
300,000	Ardagh Packaging Finance PLC 144A,
	9.13%, 10/15/20 (a)	324
350,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (a)	346
800,000	AT&T Inc., 3.40%, 5/15/25	793
500,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	522
300,000	AutoZone Inc., 1.30%, 1/13/17	301
350,000	Bank of America Corp., 4.20%, 8/26/24	354
325,000	Bank of America Corp., 6.10%, 12/29/49	332
210,000	Bank of America Corp., 6.88%, 4/25/18	240

30	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	2.70%, 9/09/18 (a)	$ 488
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	302
585,000	BBVA Banco Continental SA 144A,
	3.25%, 4/08/18 (a)	608
250,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	267
500,000	Blue Cross & Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (a)	503
300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 8.63%, 10/15/20	255
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	301
80,000	Capital One Financial Corp., 6.15%, 9/01/16	85
300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.75%, 9/01/23	304
300,000	CenturyLink Inc., 6.45%, 6/15/21	324
400,000	CF Industries Inc., 6.88%, 5/01/18	456
210,000	Chrysler Group LLC / CG Co.-Issuer Inc.,
	8.25%, 6/15/21	232
300,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	319
300,000	Citigroup Inc., 0.53%, 6/09/16	299
200,000	Citigroup Inc., 1.55%, 8/14/17	200
325,000	Citigroup Inc., 5.88%, 2/22/33	371
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	146
500,000	CNOOC Finance 2015 Australia Pty Ltd.,
	2.63%, 5/05/20	499
425,000	Continental Airlines 2012-3 Class C Pass Thru
	Certificates, 6.13%, 4/29/18	450
300,000	Continental Resources Inc./OK, 5.00%, 9/15/22	305
330,000	Corp. Nacional del Cobre de Chile 144A,
	3.88%, 11/03/21 (a)	349
300,000	DaVita HealthCare Partners Inc.,
	5.13%, 7/15/24	306
350,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	400
230,000	Digital Realty Trust LP, 5.88%, 2/01/20	262
500,000	DISH DBS Corp., 5.88%, 11/15/24	494
300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)	308
400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	426
150,000	Eastman Chemical Co., 2.40%, 6/01/17	153
285,000	Ecopetrol SA, 5.88%, 9/18/23	310
425,000	Edison International, 3.75%, 9/15/17	450
350,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	382
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	513
205,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	220
850,000	Export-Import Bank of India, 3.88%, 10/02/19	892
400,000	Express Scripts Holding Co., 2.25%, 6/15/19	401
300,000	First Cash Financial Services Inc.,
	6.75%, 4/01/21	312
300,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (a)	281
220,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	244
177,000	Freeport-McMoran Oil & Gas LLC/FCX Oil &
	Gas Inc., 6.50%, 11/15/20	188
235,000	FS Investment Corp., 4.25%, 1/15/20	238
450,000	GATX Corp., 2.50%, 3/15/19	450
500,000	General Electric Capital Corp., 6.38%, 11/15/67	548

Principal or Shares	Security Description	Value (000)

300,000	Genesis Energy LP / Genesis Energy Finance
	Corp., 5.75%, 2/15/21	$ 299
300,000	Glencore Funding LLC 144A, 1.42%, 5/27/16 (a)	301
550,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	553
300,000	Goodyear Tire & Rubber Co., 6.50%, 3/01/21	319
200,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	224
350,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	329
225,000	Hospitality Properties Trust, 4.50%, 3/15/25	229
300,000	HPHT Finance 15 Ltd. 144A,
	2.25%, 3/17/18 (a)	302
400,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (a)	400
247,000	Hyundai Capital America 144A,
	1.88%, 8/09/16 (a)	249
300,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 3.50%, 3/15/17	302
600,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	606
450,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	452
200,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (a)	200
450,000	John Deere Capital Corp., 2.30%, 9/16/19	458
500,000	Johnson Controls Inc., 1.40%, 11/02/17	499
525,000	KazMunayGas National Co. JSC 144A,
	6.38%, 4/09/21 (a)	558
500,000	Keysight Technologies Inc. 144A,
	3.30%, 10/30/19 (a)	505
435,000	Kilroy Realty LP, 5.00%, 11/03/15	443
300,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	303
300,000	Laredo Petroleum Inc., 7.38%, 5/01/22	322
500,000	Legg Mason Inc., 2.70%, 7/15/19	510
400,000	Levi Strauss & Co., 6.88%, 5/01/22	440
150,000	Macquarie Group Ltd. 144A,
	3.00%, 12/03/18 (a)	154
392,000	Macquarie Group Ltd. 144A, 4.88%, 8/10/17 (a)	419
450,000	Martin Marietta Materials Inc., 1.37%, 6/30/17	448
165,000	MeadWestvaco Corp., 7.38%, 9/01/19	196
500,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	517
300,000	MEG Energy Corp. 144A, 6.50%, 3/15/21 (a)	298
500,000	Microsoft Corp., 1.85%, 2/12/20	504
200,000	Mizuho Bank Ltd. 144A, 0.72%, 9/25/17 (a)	200
250,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (a)	250
300,000	Mobile Mini Inc., 7.88%, 12/01/20	316
740,000	Morgan Stanley, 2.65%, 1/27/20	749
400,000	Morgan Stanley, 4.35%, 9/08/26	408
350,000	Morgan Stanley, 5.55%, 12/29/49	353
250,000	Morgan Stanley, 5.95%, 12/28/17	277
600,000	Mubadala GE Capital Ltd. 144A,
	3.00%, 11/10/19 (a)	599
420,000	MUFG Union Bank NA, 5.95%, 5/11/16	441
400,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (a)	475
400,000	NBTY Inc., 9.00%, 10/01/18	418
440,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	442
250,000	Novelis Inc./GA, 8.75%, 12/15/20	268
300,000	Numericable Group SA 144A,
	6.00%, 5/15/22 (a)	308

Semi-Annual Report	31

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

250,000	Orange SA, 9.00%, 3/01/31	$ 378
475,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.38%, 2/01/22 (a)	473
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (a)	508
300,000	Perrigo Co. PLC, 2.30%, 11/08/18	302
500,000	PG&E Corp., 2.40%, 3/01/19	506
200,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	202
150,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (a)	148
300,000	Royal Bank of Scotland Group PLC,
	1.88%, 3/31/17	301
300,000	Royal Bank of Scotland Group PLC,
	5.13%, 5/28/24	310
253,000	Ryder System Inc., 2.50%, 3/01/17	258
400,000	Sabine Pass LNG LP, 7.50%, 11/30/16	429
600,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	597
168,000	Scentre Group Trust 1 / Scentre Group Trust 2
	144A, 2.38%, 11/05/19 (a)	169
620,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	625
350,000	Select Income REIT, 4.50%, 2/01/25	351
450,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	466
250,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	284
845,000	Sinopec Group Overseas Development 2012 Ltd.
	144A, 3.90%, 5/17/22 (a)	882
500,000	Societe Generale SA 144A, 4.25%, 4/14/25 (a)	482
400,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	411
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	401
500,000	Southwest Airlines Co., 2.75%, 11/06/19	511
700,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (a)	712
490,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	504
300,000	Suburban Propane Partners LP/Suburban Energy
	Finance Corp., 5.50%, 6/01/24	310
550,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	550
130,000	SUPERVALU Inc., 7.75%, 11/15/22	140
300,000	Synchrony Financial, 1.88%, 8/15/17	301
150,000	Synchrony Financial, 3.75%, 8/15/21	155
325,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	335
520,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	536
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	328
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (a)	484
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	509
400,000	TIAA Asset Management Finance Co. LLC 144A,
	2.95%, 11/01/19 (a)	409
500,000	Time Warner Cable Inc., 6.75%, 7/01/18	558
300,000	T-Mobile USA Inc., 6.25%, 4/01/21	315
225,000	TransAlta Corp., 1.90%, 6/03/17	224
300,000	Tronox Finance LLC, 6.38%, 8/15/20	296
500,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	495
350,000	Tyson Foods Inc., 2.65%, 8/15/19	357
400,000	U.S. Steel Corp., 6.88%, 4/01/21	405
400,000	UBS AG/Stamford CT, 0.97%, 3/26/18	402
375,000	UniCredit Luxembourg Finance SA 144A,
	6.00%, 10/31/17 (a)	402

Principal or Shares	Security Description	Value (000)

165,000	Vornado Realty LP, 2.50%, 6/30/19	$ 167
500,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (a)	507
250,000	Williams Companies Inc., 8.75%, 3/15/32	305
300,000	Windstream Corp., 7.50%, 6/01/22	287
50,000	Yum! Brands Inc., 6.25%, 3/15/18	56

Total Corporate Bond (Cost - $59,645)		59,655

Foreign Government (7%)
390,000	Brazilian Government International Bond,
	4.25%, 1/07/25	385
755,000	Croatia Government International Bond 144A,
	6.38%, 3/24/21 (a)	836
530,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (a)	599
566,000	Hungary Government International Bond,
	4.13%, 2/19/18	592
460,000	Indonesia Government International Bond 144A,
	5.88%, 3/13/20 (a)	523
355,000	Indonesia Government International Bond,
	5.88%, 3/13/20 (d)	404
1,160,000	Mexico Government International Bond,
	3.63%, 3/15/22	1,201
525,000	Panama Government International Bond,
	5.20%, 1/30/20	589
15,000,000	Philippine Government International Bond,
	3.90%, 11/26/22 PHP (c)	342
545,000	Philippine Government International Bond,
	4.00%, 1/15/21	599
520,000	Poland Government International Bond,
	5.13%, 4/21/21	595
230,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	258
476,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (a)	574
575,000	United Republic of Tanzania, 6.40%, 3/09/20 (d)	594
560,000	Uruguay Government International Bond,
	4.50%, 8/14/24	603

Total Foreign Government (Cost - $8,622)		8,694

Mortgage Backed (19%)
323,675	Alternative Loan Trust 2005-47CB,
	5.50%, 10/25/35	297
362,042	Alternative Loan Trust 2005-54CB,
	5.13%, 11/25/35	335
448,050	Alternative Loan Trust 2007-9T1,
	6.00%, 5/25/37	373
662,378	American Home Mortgage Investment Trust
	2006-3, 2.13%, 12/25/36	460
557,767	Banc of America Funding 2005-H Trust,
	2.64%, 11/20/35	469
260,897	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	223
355,199	CHL Mortgage Pass-Through Trust 2004-29,
	2.19%, 2/25/35	282
437,951	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	418
301,300	CSMC Mortgage-Backed Trust 2006-7,
	6.00%, 8/25/36	263

32	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Fannie Mae Connecticut Avenue Securities,
	2.77%, 5/25/24	$ 929
500,000	Fannie Mae Connecticut Avenue Securities,
	3.07%, 7/25/24	474
500,000	Fannie Mae Connecticut Avenue Securities,
	3.17%, 7/25/24	480
235,303	FHLMC Multifamily Structured Pass Through
	Certificates, 0.52%, 4/25/19	235
3,000,000	FN, 3.00%, 15YR TBA (e)	3,140
3,800,000	FN, 3.50%, 15YR TBA (e)	4,034
2,900,000	FN, 4.50%, 30YR TBA (e)	3,157
900,397	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.17%, 2/25/24	899
1,000,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.82%, 4/25/24	995
195,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.37%, 2/25/24	197
1,000,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 3.77%, 4/25/24	993
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 9.38%, 10/25/27	278
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 10.92%, 3/25/25	274
593,779	GSMPS Mortgage Loan Trust 2005-RP2 144A,
	0.52%, 3/25/35 (a)	523
450,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.43%, 1/15/32 (a)	451
118,514	JP Morgan Mortgage Trust 2006-A4,
	2.58%, 6/25/36	103
768,029	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	770
522,845	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (a)	538
317,365	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)	325
281,006	PHH Alternative Mortgage Trust Series 2007-1,
	6.00%, 2/25/37	245
418,369	RFMSI Series 2006-SA2 Trust, 3.53%, 8/25/36	364
495,218	WaMu Mortgage Pass Through Certificates,
	2.24%, 9/25/36	449

Total Mortgage Backed (Cost - $23,011)		22,973

Municipal (0%)
250,000	District of Columbia Water & Sewer Authority,
	4.81%, 10/01/14
	(Cost - $250)	271

NCUA Guaranteed (1%)
1,439,511	NCUA Guaranteed Notes Trust 2011-R2,
	0.58%, 2/06/20
	(Cost - $1,446)	1,446

U.S. Treasury (11%)
2,240,000	U.S. Treasury Note, 0.10%, 1/31/17	2,241
3,540,000	U.S. Treasury Note, 0.88%, 4/30/17	3,559
5,540,000	U.S. Treasury Note, 1.38%, 2/29/20	5,527
1,500,000	U.S. Treasury Note, 3.00%, 11/15/44	1,579

Total U.S. Treasury (Cost - $12,947)		12,906

Principal or Shares	Security Description	Value (000)

Stocks (2%)
Common Stock (1%)
6,280	BioMed Realty Trust Inc.	$ 130
4,080	Corrections Corp. of America	150
2,280	Digital Realty Trust Inc.	145
3,620	Equity Residential	267
1,260	Public Storage	237
1,250	Simon Property Group Inc.	227

		1,156

Master Limited Partnerships (0%)
4,740	Enterprise Products Partners LP	162
2,220	Magellan Midstream Partners LP	186
2,080	MarkWest Energy Partners LP	140
3,180	Plains All American Pipeline LP	159
1,400	Targa Resources Partners LP	64

		711

Preferred Stock (1%)
4,150	Alexandria Real Estate Equities Inc.	108
4,250	DDR Corp.	109
4,050	Discover Financial Services	104
4,050	First Republic Bank	106
4,800	Goldman Sachs Group Inc.	121
3,550	US Bancorp	106
4,700	Vornado Realty Trust	111
7,800	Wells Fargo & Co.	200

		965

Total Stocks (Cost - $2,797)		2,832

Investment Company (6%)
7,656,901	Payden Cash Reserves Money Market Fund *
	(Cost - $7,657)	7,657

Total (Cost - $132,444) (109%)		132,614
Liabilities in excess of Other Assets (-9%)		(10,620)

Net Assets (100%)		$ 121,994

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Security was purchased on a delayed delivery basis.

Semi-Annual Report	33

Payden Strategic Income Fund continued

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/17/2015	Euro (Buy 1,669)	The Royal Bank of Scotland PLC	$91
5/19/2015	Mexican Peso (Sell 8,800)	Credit Suisse First Boston International	14
6/11/2015	Philippine Peso (Sell 15,260)	HSBC Bank USA, N.A.	2

			$107

Liabilities:
7/17/2015	British Pound (Sell 1,201)	The Royal Bank of Scotland PLC	$(61)
6/10/2015	Canadian Dollar (Sell 2,237)	Royal Bank of Canada	(61)
7/23/2015	Euro (Sell 1,418)	HSBC Bank USA, N.A.	(70)
5/13/2015	India Rupee (Buy 92,590)	Barclays Bank PLC	(26)
7/31/2015	Japanese Yen (Sell 212,700)	Credit Suisse First Boston International	(16)

			$(234)

See notes to financial statements.

34	Payden Mutual Funds

Payden Absolute Return Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	44%
Mortgage Backed	30%
Bank Loans	11%
Asset Backed	10%
Other	5%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
300,000	Ally Master Owner Trust, 0.62%, 4/15/18	$ 300
206,876	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	206
160,000	American Residential Properties 2014-SFR1
	Trust 144A, 1.28%, 9/17/31 (a)	160
300,000	Citibank Credit Card Issuance Trust,
	4.15%, 7/07/17	302
98,065	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	98
129,074	Colony American Homes 2014-2 144A,
	1.13%, 7/17/31 (a)	129
263,811	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	264
330,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.18%, 6/17/31 (a)	329
260,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.28%, 9/17/31 (a)	261
325,000	Madison Park Funding Ltd. 144A,
	4.61%, 8/15/22 (a)	325
300,000	North End CLO Ltd. 2013-1 144A,
	3.76%, 7/17/25 (a)	290
300,000	Symphony CLO XII Ltd. 144A,
	3.75%, 10/15/25 (a)	290
300,000	Trade MAPS 1 Ltd. 144A, 0.88%, 12/10/18 (a)	300
259,967	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	261
434,515	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	435
450,000	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	450

Total Asset Backed (Cost - $4,378)		4,400

Bank Loans(b) (11%)
350,000	Albertsons/Safeway Term Loan B4 1L,
	5.50%, 8/25/21	354
228,847	Atkore International Inc. Term Loan 1L,
	4.50%, 3/27/21	226
350,000	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	351
419,223	Burlington Coat Factory Warehouse Corp. Term
	Loan B3 1L, 4.25%, 8/13/21	422
349,110	CDW LLC Term Loan B 1L, 3.50%, 4/29/20	349
349,121	Davita Healthcare Partners Inc. Term Loan B 1L,
	3.50%, 6/19/21	351
220,000	Dollar Tree Inc. Term Loan B 1L,
	4.25%, 2/06/22	223
210,096	Hilton Worldwide Finance LLC Term Loan B2,
	4.00%, 9/23/20	211
172,489	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	173

Principal or Shares	Security Description	Value (000)

209,459	Meg Energy Corp. Term Loan B 1L,
	3.75%, 3/31/20	$ 207
349,107	MGM Resorts International Term Loan B 1L,
	3.50%, 12/20/19	350
299,244	Neiman Marcus Group LLC Term Loan 1L,
	4.25%, 10/25/20	300
228,847	Ortho-Clinical Diagnostics Term Loan B 1L,
	4.75%, 6/30/21	229
200,000	Petsmart Inc. Term Loan B 1L, 5.00%, 2/09/22	203
214,456	PharMEDium Healthcare Corp. Term Loan 1L,
	4.25%, 1/23/21	214
298,473	Sabre Global Inc. Term Loan B 1L,
	4.25%, 2/19/19	301
298,481	Tronox Pigments Term Loan 1L, 4.00%, 3/19/20	300
350,000	Visteon Corp. Term Loan B-Dd 1L,
	3.50%, 4/08/21	351

Total Bank Loans (Cost - $5,059)		5,115

Corporate Bond (45%)
140,000	1011778 BC ULC / New Red Finance Inc 144A,
	6.00%, 4/01/22 (a)	145
150,000	Abbey National Treasury Services PLC/London,
	0.78%, 3/13/17	150
105,000	Actavis Funding SCS, 1.35%, 3/12/18	106
85,000	Actavis Funding SCS, 3.00%, 3/12/20	87
105,000	Actavis Funding SCS, 3.45%, 3/15/22	107
45,000	Actavis Funding SCS, 4.55%, 3/15/35	45
100,000	AES Corp./VA, 3.26%, 6/01/19	100
100,000	Air Canada 144A, 8.75%, 4/01/20 (a)	111
100,000	Aircastle Ltd., 6.25%, 12/01/19	111
110,000	Allstate Corp., 5.75%, 8/15/53	120
150,000	Ally Financial Inc., 2.96%, 7/18/16	150
100,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	106
150,000	American Express Co., 1.55%, 5/22/18	150
210,000	Amgen Inc., 2.13%, 5/01/20	210
110,000	Amgen Inc., 3.88%, 11/15/21	118
150,000	Anheuser-Busch InBev Finance Inc.,
	1.25%, 1/17/18	151
140,000	Antero Resources Corp., 6.00%, 12/01/20	144
150,000	Anthem Inc., 2.30%, 7/15/18	153
200,000	ANZ New Zealand Int’l Ltd./London 144A,
	1.75%, 3/29/18 (a)	201
150,000	Apple Inc., 1.00%, 5/03/18	149
145,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (a)	153
100,000	Arizona Public Service Co., 2.20%, 1/15/20	101
210,000	AT&T Inc., 2.45%, 6/30/20	210
110,000	AT&T Inc., 3.40%, 5/15/25	109
210,000	AT&T Inc., 4.50%, 5/15/35	206

Semi-Annual Report	35

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

60,000	AT&T Inc., 4.75%, 5/15/46	$ 59
150,000	AutoZone Inc., 2.50%, 4/15/21	150
50,000	Bank of America Corp., 6.10%, 12/29/49	51
125,000	Bank of America Corp., 8.00%, 7/29/49	134
150,000	Bank of Montreal, 1.45%, 4/09/18	150
150,000	Barrick North America Finance LLC,
	4.40%, 5/30/21	155
130,000	Baylor Scott & White Holdings,
	2.12%, 11/15/20	129
150,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	151
330,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (a)	332
150,000	Carnival Corp., 1.20%, 2/05/16	150
210,000	Chevron Corp., 1.96%, 3/03/20	211
110,000	CHS/Community Health Systems Inc.,
	5.13%, 8/15/18	114
110,000	CNH Industrial Capital LLC, 3.25%, 2/01/17	111
250,000	Commonwealth Bank of Australia/New York NY,
	1.63%, 3/12/18	252
140,000	Communications Sales & Leasing Inc. 144A,
	6.00%, 4/15/23 (a)	141
150,000	ConAgra Foods Inc., 0.65%, 7/21/16	149
120,000	Concordia Healthcare Corp. 144A,
	7.00%, 4/15/23 (a)	122
130,000	Continental Airlines 2012-3 Class C Pass Thru
	Certificates, 6.13%, 4/29/18	138
150,000	Continental Resources Inc./OK, 5.00%, 9/15/22	152
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands, 3.88%, 2/08/22	171
200,000	Corp. Financiera de Desarrollo SA 144A,
	3.25%, 7/15/19 (a)	205
250,000	Credit Suisse/New York NY, 1.70%, 4/27/18	250
150,000	Daimler Finance North America LLC 144A,
	3.00%, 3/28/16 (a)	153
210,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 4.60%, 2/15/21	228
220,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	224
200,000	E*TRADE Financial Corp., 5.38%, 11/15/22	213
150,000	Eastman Chemical Co., 2.40%, 6/01/17	153
100,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	107
150,000	ERAC USA Finance LLC 144A,
	2.80%, 11/01/18 (a)	155
140,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	142
150,000	Express Scripts Holding Co., 1.25%, 6/02/17	150
300,000	Fifth Third Bank/Cincinnati OH,
	2.38%, 4/25/19	304
250,000	FMG Resources August 2006 Pty Ltd. 144A,
	9.75%, 3/01/22 (a)	258
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	202
150,000	Ford Motor Credit Co. LLC, 3.98%, 6/15/16	154
100,000	Frontier Communications Corp.,
	6.25%, 9/15/21	99
125,000	General Electric Capital Corp., 6.38%, 11/15/67	137
150,000	General Motors Financial Co. Inc.,
	3.15%, 1/15/20	151
100,000	Glencore Funding LLC 144A, 1.42%, 5/27/16 (a)	100
150,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	152

Principal or Shares	Security Description	Value (000)

250,000	Goldman Sachs Group Inc., 5.38%, 12/29/49	$ 250
130,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	143
120,000	Harley-Davidson Financial Services Inc. 144A,
	2.15%, 2/26/20 (a)	121
90,000	HealthSouth Corp., 5.75%, 11/01/24	95
150,000	Hewlett-Packard Co., 2.75%, 1/14/19	154
200,000	Horizon Pharma Financing Inc. 144A,
	6.63%, 5/01/23 (a)	204
160,000	HSBC USA Inc., 1.70%, 3/05/18	160
70,000	Hyundai Capital America 144A,
	2.00%, 3/19/18 (a)	71
150,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (a)	154
170,000	JPMorgan Chase & Co., 2.25%, 1/23/20	170
150,000	KeyCorp, 2.30%, 12/13/18	153
150,000	Keysight Technologies Inc. 144A,
	3.30%, 10/30/19 (a)	151
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	111
150,000	Kroger Co., 6.15%, 1/15/20	176
140,000	Lennar Corp., 4.50%, 6/15/19	145
140,000	Level 3 Financing Inc., 6.13%, 1/15/21	149
125,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (a)	143
250,000	Manufacturers & Traders Trust Co.,
	2.10%, 2/06/20	250
150,000	McKesson Corp., 1.40%, 3/15/18	150
230,000	Medtronic Inc. 144A, 2.50%, 3/15/20 (a)	235
140,000	Merck & Co. Inc., 1.85%, 2/10/20	141
160,000	Metropolitan Life Global Funding I 144A,
	2.30%, 4/10/19 (a)	163
420,000	Microsoft Corp., 2.38%, 2/12/22	420
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A,
	1.60%, 10/16/17 (a)	200
200,000	Mizuho Bank Ltd. 144A, 0.72%, 9/25/17 (a)	200
150,000	Mondelez International Inc., 2.25%, 2/01/19	152
190,000	Morgan Stanley, 2.65%, 1/27/20	192
70,000	Morgan Stanley, 5.55%, 12/29/49	71
320,000	National Australia Bank Ltd. 144A,
	2.40%, 12/09/19 (a)	325
240,000	New York Life Global Funding 144A,
	2.10%, 1/02/19 (a)	244
330,000	Oracle Corp., 2.38%, 1/15/19	338
200,000	Perrigo Co. PLC, 2.30%, 11/08/18	202
122,000	Petroleos Mexicanos, 8.00%, 5/03/19	147
145,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (a)	143
300,000	Roche Holdings Inc. 144A, 2.25%, 9/30/19 (a)	305
130,000	Sprint Communications Inc., 8.38%, 8/15/17	142
110,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	113
90,000	Sunoco LP / Sunoco Finance Corp. 144A,
	6.38%, 4/01/23 (a)	94
45,000	SUPERVALU Inc., 7.75%, 11/15/22	49
150,000	Target Corp., 2.30%, 6/26/19	153
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	206
150,000	Time Warner Inc., 2.10%, 6/01/19	151
150,000	Toyota Motor Credit Corp., 2.13%, 7/18/19	152
250,000	UBS AG/Stamford CT, 1.80%, 3/26/18	251
130,000	United Rentals North America Inc.,
	7.63%, 4/15/22	144
170,000	United Technologies Corp., 6.13%, 2/01/19	197

36	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

150,000	Ventas Realty LP / Ventas Capital Corp.,
	2.70%, 4/01/20	$ 152
150,000	Verizon Communications Inc., 2.02%, 9/14/18	156
150,000	Viacom Inc., 2.50%, 9/01/18	153
200,000	Vodafone Group PLC, 2.50%, 9/26/22	193
200,000	Volkswagen Group of America Finance LLC
	144A, 0.70%, 11/20/17 (a)	200
320,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	326
250,000	Wells Fargo & Co., 2.15%, 1/15/19	253
150,000	Western Union Co., 1.26%, 8/21/15	150
150,000	Westpac Banking Corp., 1.02%, 7/30/18	151
270,000	William Wrigley Jr Co. 144A,
	2.90%, 10/21/19 (a)	278
60,000	Zimmer Holdings Inc., 1.45%, 4/01/17	60
40,000	Zimmer Holdings Inc., 2.00%, 4/01/18	40

Total Corporate Bond (Cost - $20,007)		20,144

Mortgage Backed (31%)
327,863	Alternative Loan Trust 2005-56,
	0.90%, 11/25/35	285
327,207	Alternative Loan Trust 2006-45T1,
	6.00%, 2/25/37	269
424,175	Alternative Loan Trust 2006-HY11,
	0.29%, 6/25/36	374
318,923	American Home Mortgage Investment Trust
	2006-3, 2.13%, 12/25/36	221
353,628	Banc of America Funding 2005-H Trust,
	2.64%, 11/20/35	297
173,984	Bear Stearns ALT-A Trust 2006-6,
	2.72%, 11/25/36	137
291,052	Bear Stearns ARM Trust 2007-3,
	2.73%, 5/25/47	255
340,991	CHL Mortgage Pass-Through Trust 2004-29,
	2.19%, 2/25/35	271
297,563	CHL Mortgage Pass-Through Trust 2006-HYB1,
	2.44%, 3/20/36	270
834,708	Connecticut Avenue Securities Series,
	1.12%, 5/25/24	830
337,053	Connecticut Avenue Securities Series,
	1.12%, 5/25/24	336
208,012	Connecticut Avenue Securities Series,
	1.37%, 7/25/24	208
249,534	Connecticut Avenue Securities Series,
	2.27%, 11/25/24	252
284,668	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	272
708,794	Deutsche Alt-B Securities Mortgage Loan Trust
	Series 2006-AB1, 5.60%, 2/25/36	640
435,774	Deutsche Alt-B Securities Mortgage Loan Trust
	Series 2006-AB4, 6.00%, 10/25/36	365
218,154	Deutsche Alt-B Securities Mortgage Loan Trust
	Series 2006-AB4, 6.00%, 10/25/36	183
501,376	Fannie Mae Connecticut Avenue Securities,
	1.37%, 7/25/24	501
342,452	Fannie Mae Connecticut Avenue Securities,
	1.67%, 2/25/25	344

Principal or Shares	Security Description	Value (000)

165,586	Fannie Mae Connecticut Avenue Securities,
	2.12%, 11/25/24	$ 167
375,591	Fannie Mae Connecticut Avenue Securities,
	2.17%, 10/25/23	381
292,278	First Horizon Alternative Mortgage Securities
	Trust 2006-FA2, 6.00%, 5/25/36	251
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.08%, 10/25/27	250
315,139	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.17%, 2/25/24	315
298,403	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.22%, 3/25/25	297
419,156	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.82%, 8/25/24	421
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 11.67%, 1/25/25	290
502,402	GreenPoint MTA Trust 2005-AR1,
	0.61%, 6/25/45	440
378,890	GSMPS Mortgage Loan Trust 2005-RP3 144A,
	0.52%, 9/25/35 (a)	324
216,385	HomeBanc Mortgage Trust 2004-1,
	1.03%, 8/25/29	204
230,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.43%, 1/15/32 (a)	230
353,869	JP Morgan Mortgage Trust 2006-A3,
	2.61%, 5/25/36	317
194,707	New Residential Mortgage Loan Trust 2014-3
	144A, 5.66%, 11/25/54 (a)	207
161,095	Provident Funding Mortgage Loan Trust 2005-2,
	2.40%, 10/25/35	160
454,264	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	420
131,898	Sequoia Mortgage Trust, 0.98%, 10/20/27	129
130,720	Sequoia Mortgage Trust 2007-1, 2.47%, 2/20/47	115
160,658	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	161
352,586	Springleaf Mortgage Loan Trust 2013-1 144A,
	1.27%, 6/25/58 (a)	353
519,829	Structured Asset Mortgage Investments II Trust
	2006-AR7, 0.38%, 8/25/36	412
145,652	WaMu Mortgage Pass Through Certificates,
	2.24%, 9/25/36	132
477,967	WaMu Mortgage Pass-Through Certificates,
	0.45%, 11/25/45	419
109,720	WaMu Mortgage Pass-Through Certificates,
	0.46%, 10/25/45	102
198,449	WaMu Mortgage Pass-Through Certificates,
	0.46%, 12/25/45	181
518,953	WaMu Mortgage Pass-Through Certificates,
	0.78%, 8/25/45	353
148,320	WaMu Mortgage Pass-Through Certificates,
	1.99%, 6/25/37	132
315,209	WaMu Mortgage Pass-Through Certificates,
	2.24%, 8/25/46	269
73,184	Wells Fargo Mortgage Backed Securities Trust,
	2.62%, 6/25/35	69

Total Mortgage Backed (Cost - $13,727)		13,811

37

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

U.S. Treasury (2%)
1,000,000	U.S. Treasury Bill, 0.00%, 8/06/15 (c)
	(Cost - $1,000)	$ 1,000

Purchased Put Options (0%)
115	iShares iBoxx $ High Yield Corporate Bond ETF,
	87.5, 5/01/15	1
300	iShares iBoxx $ High Yield Corporate Bond ETF,
	88.5, 5/15/15	3
85	Lyxor ETF S & P 500 - A, 1800, , 5/15/15	3

Total Purchased Put Options (Cost - $13)		7

Investment Company (3%)
1,262,021	Payden Cash Reserves Money Market Fund *
	(Cost - $1,262)	1,262

Total (Cost - $45,446) (102%)		45,739
Liabilities in excess of Other Assets (-2%)		(824)

Net Assets (100%)		$ 44,915

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.
(c)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/17/2015	Euro (Buy 416)	The Royal Bank of Scotland PLC	$23
6/17/2015	Turkish Lira (Sell 115)	Royal Bank of Canada	—

			$23

Liabilities:
6/17/2015	Brazilian Real (Sell 141)	State Street Bank & Trust Co.	$(4)
7/17/2015	British Pound (Sell 299)	The Royal Bank of Scotland PLC	(15)
6/10/2015	Canadian Dollar (Sell 547)	Royal Bank of Canada	(15)

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
6/17/2015	Colombian Peso (Sell 118,000)	State Street Bank & Trust Co.	$(6)
7/23/2015	Euro (Sell 418)	HSBC Bank USA, N.A.	(21)
6/17/2015	Hungarian Forint (Sell 25,100)	Royal Bank of Canada	(5)
5/13/2015	India Rupee (Buy 27,700)	Barclays Bank PLC	(8)
6/17/2015	Indonesian Rupiah (Sell 581,000)	Barclays Bank PLC	(2)
7/31/2015	Japanese Yen (Sell 53,500)	Credit Suisse First Boston International	(4)
6/17/2015	Malaysian Ringgit (Sell 325)	Barclays Bank PLC	(4)
6/17/2015	South African Rand (Sell 540)	HSBC Bank USA, N.A.	(2)

			$(86)

Open Futures Contract

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
64	90-Day Euro Dollar Future	Dec-15	$15,902	$20
64	90-Day Euro Dollar Future	Dec-16	(15,780)	(26)
12	U.S. Treasury 10 Year Note Future	Jun-15	1,540	(1)
16	U.S. Treasury 2 Year Note Future	Jul-15	(3,508)	(4)
14	U.S. Treasury 5 Year Note Future	Jul-15	1,682	14
2	U.S. Ultra Long Bond Future	Jun-15	(319)	7

				$10

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY. 23	(5.00)%	Chicago Mercantile	Dec-19	USD 417	$(37)

See notes to financial statements.

38	Payden Mutual Funds

Payden Floating Rate Fund

The Fund seeks high current income and capital appreciation by generally investing 80% of its assets in income producing senior floating rate loans and other floating rate debt instruments.

Portfolio Composition - percent of value

Bank Loans	81%
Investment Company	8%
Asset Backed	6%
Corporate	5%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A,
	3.76%, 4/20/25 (a)	$ 1,770
1,500,000	Carlyle Global Market Strategies CLO 2013-2
	Ltd. 144A, 4.01%, 4/18/25 (a)	1,468
1,500,000	CIFC Funding 2013-III Ltd. 144A,
	3.48%, 10/24/25 (a)	1,414
1,500,000	Dryden XXII Senior Loan Fund 144A,
	3.46%, 8/15/25 (a)	1,426
1,500,000	Madison Park Funding XIII Ltd. 144A,
	3.61%, 1/19/25 (a)	1,449
1,500,000	North End CLO Ltd. 2013-1 144A,
	3.76%, 7/17/25 (a)	1,450
1,250,000	Octagon Investment Partners XIV Ltd. 144A,
	4.25%, 1/15/24 (a)	1,257

Total Asset Backed (Cost - $10,280)		10,234

Bank Loans(b) (83%)
2,481,250	Air Canada Term Loan B 1L, 5.50%, 9/26/19	2,512
3,000,000	Albertsons/Safeway Term Loan B4 1L,
	5.50%, 8/25/21	3,036
1,168,713	Alliance Healthcare Services Inc. Term Loan B
	1L, 4.25%, 6/03/19	1,165
2,167,055	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	2,183
1,000,000	Altice Financing SA Term Loan 1L,
	5.25%, 1/30/22	1,015
2,167,000	American Builders & Contractors Supply Co. Inc.
	Term Loan B 1L, 3.50%, 4/16/20	2,176
1,919,286	Applied Systems Inc. Term Loan 1L,
	4.25%, 1/15/21	1,928
2,182,500	ARAMARK Corp. Term Loan E 1L,
	3.25%, 9/07/19	2,197
2,487,500	Ashland Water Technologies/Solenis Term Loan
	1L, 4.25%, 7/02/21	2,505
2,114,333	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	2,129
2,481,250	Atkore International Inc. Term Loan 1L,
	4.50%, 3/27/21	2,450
2,229,129	Berry Plastics Group Inc. Term Loan E 1L,
	3.75%, 12/18/20	2,239
1,118,361	Biomet Inc. Term Loan B 1L, 3.75%, 7/25/17	1,120
1,870,933	BJ’s Wholesale Club Inc. Term Loan B 1L,
	4.50%, 9/26/19	1,885
1,551,250	Bowie Resource Holdings LLC Term Loan B 1L,
	6.75%, 8/12/20	1,509
1,982,341	Burger King Term Loan B 1L, 4.50%, 9/25/21	2,008
2,166,844	CDW LLC/CDW Finance Corp. Term Loan B 1L,
	3.50%, 4/29/20	2,168

Principal or Shares	Security Description	Value (000)
1,181,955	Charter Communications Operating LLC Term
	Loan E 1L, 3.00%, 7/01/20	$ 1,181
1,481,250	CHS/Community Health Systems Inc. Term Loan
	D 1L, 4.25%, 1/27/21	1,492
2,167,000	Cincinnati Bell Inc. Term Loan B 1L,
	4.00%, 9/10/20	2,177
2,500,000	Clubcorp Club Operations Inc. Term Loan B 1L,
	4.50%, 7/24/20	2,521
3,000,000	Communications Sales & Leasing Corp. Term
	Loan B 1L, 5.00%, 10/16/22	2,999
2,250,000	Concordia Healthcare Term Loan B 1L,
	4.75%, 4/15/22	2,272
1,994,975	Davita Healthcare Partners Inc. Term Loan B 1L,
	3.50%, 6/19/21	2,005
1,975,000	Del Monte Foods Consumer Products Inc. Term
	Loan 1L, 4.25%, 2/18/21	1,906
2,141,030	Dell Inc. Term Loan B 1L, 4.50%, 4/29/20	2,152
984,655	Delta Air Lines Inc. Term Loan B 1L,
	3.50%, 4/20/17	987
2,099,167	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	2,115
1,600,000	Dollar Tree Inc. Term Loan B 1L,
	4.25%, 2/06/22	1,623
1,181,955	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	1,191
1,485,000	Endo Luxembourg Finance Co. Term Loan B 1L,
	3.75%, 2/28/21	1,488
2,700,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	2,693
990,000	Fiat SpA Term Loan B 1L, 3.25%, 12/29/18	993
2,167,000	FMG Resources August 2006 Pty. Ltd. Term
	Loan 1L, 4.25%, 6/30/19	1,962
2,489,468	General Nutrition Co. Inc. Term Loan 1L,
	3.25%, 3/26/19	2,487
2,475,000	Grifols SA Term Loan B 1L, 3.00%, 3/07/21	2,486
500,000	Hanesbrands Inc. Term Loan B 1L,
	3.25%, 4/15/22	503
1,145,865	Harbor Freight Tools USA Inc. Term Loan B 1L,
	4.75%, 7/26/19	1,156
1,393,333	Hilton Worldwide Finance LLC Term Loan B2,
	4.00%, 10/26/20	1,400
1,444,889	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	1,449
500,000	Horizon Pharm Inc. Term Loan B 1L,
	4.50%, 4/29/21	504
1,182,060	HUB International Ltd. Term Loan B 1L,
	4.25%, 10/02/20	1,181
390,000	Hudson’s Bay Co. Term Loan B 1L,
	4.75%, 11/04/20	393

Semi-Annual Report	39

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

500,000	Ineos U.S. Finance LLC Term Loan 1L,
	4.25%, 3/12/22	$ 504
2,481,250	Interactive Data Corp. Term Loan B 1L,
	4.75%, 4/24/21	2,501
2,000,000	International Finance Corp. Term Loan B 1L,
	3.50%, 2/27/21	2,009
1,985,000	Kindred Healthcare Inc. Term Loan B 1L,
	4.00%, 3/28/21	2,002
1,738,868	La Quinta Intermediate Holdings LLC Term Loan
	B 1L, 4.25%, 2/24/21	1,747
2,481,250	Libbey Glass Inc. Term Loan B 1L,
	3.75%, 4/07/21	2,490
1,182,000	Live Nation Entertainment Inc. Term Loan B1,
	3.50%, 8/16/20	1,188
1,994,898	MGM Resorts International Term Loan B 1L,
	3.50%, 12/20/19	1,998
1,985,000	Michaels Stores, Inc. Term Loan B2 1L,
	4.00%, 1/28/20	1,999
1,727,273	MPH Acquisition Holdings LLC Term Loan B
	1L, 4.25%, 3/31/21	1,729
1,182,000	MRC Global Inc. Term Loan B 1L,
	5.00%, 11/11/19	1,169
2,172,555	Neiman Marcus Group Inc. Term Loan 1L,
	4.25%, 10/25/20	2,181
2,481,250	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	2,478
1,604,440	Numericable SFR Term Loan B1 1L,
	4.50%, 4/23/20	1,613
1,388,060	Numericable SFR Term Loan B2 1L,
	4.50%, 4/23/20	1,396
2,481,250	Ortho-Clinical Diagnotics, Inc. Term Loan B 1L,
	4.75%, 6/30/21	2,479
1,477,500	Payless Term Loan B 1L, 5.00%, 3/11/21	1,441
3,000,000	Petsmart Inc. Term Loan B 1L, 5.00%, 2/09/22	3,040
945,556	Pharmedium Healthcare Corp. Term Loan 1L,
	4.25%, 1/23/21	942
792,344	Pinnacle Entertainment Inc. Term Loan B2 1L,
	3.75%, 8/13/20	796
1,985,000	Post Holdings, Inc. Term Loan B 1L,
	3.75%, 5/23/21	1,997
1,478,054	Quintiles Transnational Corp. Term Loan B3 1L,
	5.00%, 6/08/18	1,482
987,500	Realogy Group LLC Term Loan B 1L,
	3.75%, 3/05/20	993
2,800,000	Rite Aid Corp., 4.88%, 6/21/21	2,814
2,468,434	Sabre Inc. Term Loan B 1L, 4.25%, 2/19/19	2,486
1,985,000	SBA Communications Corp. Term Loan B 1L,
	3.25%, 3/31/21	1,987
1,622,222	Signode Industrial Group Term Loan B 1L,
	4.00%, 5/01/21	1,624
1,969,849	Starwood Property Trust Inc. Term Loan 1L,
	3.50%, 4/19/20	1,967

Principal or Shares	Security Description	Value (000)

2,446,547	Stater Bros. Markets Term Loan B 1L,
	4.75%, 5/09/21	$ 2,457
1,980,000	Stena Term Loan B 1L, 4.00%, 3/03/21	1,810
1,651,356	TransDigm Inc. Term Loan C 1L,
	3.75%, 2/28/20	1,658
2,964,786	Tronox Pigments Neth BV Term Loan 1L,
	4.00%, 3/19/20	2,977
2,200,000	UPC Financing Partnership Term Loan 1L,
	3.25%, 6/30/21	2,204
1,699,286	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	1,711
1,985,000	Visteon Corp. Term Loan B-Dd 1L,
	3.50%, 4/08/21	1,990
2,800,000	Western Refining Inc., 4.25%, 11/12/20	2,811

Total Bank Loans (Cost - $145,992)		146,211

Corporate Bond (6%)
2,500,000	AES Corp./VA, 3.26%, 6/01/19	2,506
2,000,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (a)	1,980
1,000,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 3.01%, 12/01/17	1,008
462,000	Bumble Bee Acquisition Corp. 144A,
	9.00%, 12/15/17 (a)	486
1,000,000	Continental Airlines 2012-3 Class C Pass Thru
	Certificates, 6.13%, 4/29/18	1,060
1,000,000	Dana Holding Corp., 6.75%, 2/15/21	1,061
500,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	521
500,000	Iron Mountain Inc., 7.75%, 10/01/19	531
500,000	SESI LLC, 6.38%, 5/01/19	515
100,000	SM Energy Co., 6.63%, 2/15/19	104

Total Corporate Bond (Cost - $9,749)		9,772

Mortgage Backed (0%)
675,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 3.77%, 4/25/24
	(Cost - $675)	670

Investment Company (8%)
13,894,973	Payden Cash Reserves Money Market Fund *
	(Cost - $13,895)	13,895

Total (Cost - $180,591) (103%)		180,782
Liabilities in excess of Other Assets (-3%)		(5,598)

Net Assets (100%)		$ 175,184

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.

See notes to financial statements.

40	Payden Mutual Funds

Payden High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Consumer Cyclical	17%
Telecommunication	16%
Energy	14%
Financial	12%
Consumer Non-Cyclical	10%
Other	31%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
1,250,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	$ 1,264
2,250,725	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	2,258

Total Bank Loans (Cost - $3,493)		3,522

Corporate Bond (89%)
Consumer Cyclical (17%)
4,500,000	1011778 BC ULC / New Red Finance Inc 144A,
	6.00%, 4/01/22 (b)	4,669
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (b)	4,987
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)	3,340
4,294,140	American Airlines 2013-1 Class B Pass Through
	Trust, 5.63%, 1/15/21	4,498
2,900,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	3,067
2,585,000	AmeriGas Finance LLC / AmeriGas Finance
	Corp., 7.00%, 5/20/22	2,781
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.50%, 5/20/21	1,265
3,560,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (b)	3,578
1,200,000	Brightstar Corp. 144A, 7.25%, 8/01/18 (b)	1,282
3,600,000	Carrols Restaurant Group Inc. 144A,
	8.00%, 5/01/22 (b)	3,753
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,502
3,550,000	Family Tree Escrow LLC 144A,
	5.75%, 3/01/23 (b)	3,745
5,600,000	FCA US LLC / CG Co-Issuer Inc,
	8.00%, 6/15/19	5,873
1,600,000	First Cash Financial Services Inc.,
	6.75%, 4/01/21	1,664
10,000,000	General Motors Financial Co. Inc.,
	4.25%, 5/15/23	10,347
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,395
3,300,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (b)	3,308
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,875
3,300,000	Lennar Corp., 4.50%, 11/15/19	3,416
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22	5,659
5,025,000	MGM Resorts International, 5.25%, 3/31/20	5,151
5,563,000	Mobile Mini Inc., 7.88%, 12/01/20	5,869
3,450,000	Neiman Marcus Group Ltd. LLC 144A,
	8.75%, 10/15/21 (b)	3,726
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22	4,125
3,550,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	3,696
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (b)	4,040
3,900,000	Suburban Propane Partners LP/Suburban Energy
	Finance Corp., 5.50%, 6/01/24	4,027

Principal or Shares	Security Description	Value (000)

5,500,000	Taylor Morrison Communities Inc. / Monarch
	Communities Inc. 144A, 5.63%, 3/01/24 (b)	$ 5,472
4,000,000	ZF North America Capital Inc. 144A,
	4.00%, 4/29/20 (b)	4,045

		118,155

Consumer Non-Cyclical (10%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20	2,792
2,200,000	Actavis Funding SCS, 3.45%, 3/15/22	2,239
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (b)	2,299
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)	5,055
4,000,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 5.13%, 6/01/22 (b)	4,050
4,000,000	C&S Group Enterprises LLC 144A,
	5.38%, 7/15/22 (b)	3,980
4,055,000	Central Garden and Pet Co., 8.25%, 3/01/18	4,167
4,000,000	Concordia Healthcare Corp. 144A,
	7.00%, 4/15/23 (b)	4,070
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)	4,408
4,500,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	4,568
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,668
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,284
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,116
4,000,000	Kinetic Concepts Inc. / KCI USA Inc.,
	10.50%, 11/01/18	4,315
4,000,000	NBTY Inc., 9.00%, 10/01/18	4,180
4,000,000	Post Holdings Inc. 144A, 6.00%, 12/15/22 (b)	3,915
3,600,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 6.88%, 2/15/21	3,800
3,000,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 8.25%, 2/15/21	3,206
3,500,000	United Rentals North America Inc.,
	7.63%, 4/15/22	3,876

		72,988

Energy (13%)
3,300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 7.88%, 4/15/22	2,722
2,500,000	California Resources Corp. 144A,
	5.50%, 9/15/21 (b)	2,381
3,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21	3,030
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,033
4,500,000	CVR Refining LLC / Coffeyville Finance Inc.,
	6.50%, 11/01/22	4,568
2,650,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (b)	3,029
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	4,661

Semi-Annual Report	41

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

5,200,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	$ 5,590
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	5,052
5,000,000	Linn Energy LLC / Linn Energy Finance Corp.,
	6.25%, 11/01/19	4,250
3,000,000	Linn Energy LLC / Linn Energy Finance Corp.,
	7.75%, 2/01/21	2,595
3,284,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp., 6.25%, 6/15/22	3,489
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (b)	5,390
4,750,000	Nielsen Co. Luxembourg SARL 144A,
	5.50%, 10/01/21 (b)	4,916
2,000,000	Noble Holding International Ltd.,
	5.95%, 4/01/25	1,988
6,000,000	Peabody Energy Corp., 6.50%, 9/15/20	3,750
4,000,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp.,
	6.50%, 5/15/21	4,290
3,000,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	3,083
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,233
1,200,000	SandRidge Energy Inc., 8.75%, 1/15/20	900
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,802
3,600,000	Southwestern Energy Co., 4.05%, 1/23/20	3,735
2,700,000	Sunoco LP / Sunoco Finance Corp. 144A,
	6.38%, 4/01/23 (b)	2,822
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,150
4,475,000	Vanguard Natural Resources LLC / VNR Finance
	Corp., 7.88%, 4/01/20	4,464
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	5,001

		93,924

Financial (12%)
4,600,000	Abengoa Finance SAU 144A, 7.75%, 2/01/20 (b)	4,605
3,500,000	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust 144A, 5.00%, 10/01/21 (b)	3,756
4,100,000	Aircastle Ltd., 5.13%, 3/15/21	4,310
8,800,000	Ally Financial Inc., 4.13%, 2/13/22	8,646
3,800,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (b)	3,999
4,600,000	CIT Group Inc., 5.38%, 5/15/20	4,882
4,700,000	Citigroup Inc., 5.95%, 7/29/49	4,688
3,500,000	Communications Sales & Leasing Inc. 144A,
	6.00%, 4/15/23 (b)	3,523
3,550,000	Credit Acceptance Corp. 144A,
	7.38%, 3/15/23 (b)	3,541
3,600,000	E*TRADE Financial Corp., 5.38%, 11/15/22	3,834
3,500,000	Hartford Financial Services Group Inc.,
	8.13%, 6/15/38	3,972
3,500,000	Hockey Merger Sub 2 Inc. 144A,
	7.88%, 10/01/21 (b)	3,614
4,050,000	HSBC Holdings PLC, 5.63%, 12/29/49	4,146
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 6.00%, 8/01/20	4,537
4,300,000	International Lease Finance Corp.,
	4.63%, 4/15/21	4,547
2,600,000	International Lease Finance Corp.,
	8.63%, 1/15/22	3,331
4,000,000	Morgan Stanley, 5.45%, 7/29/49	4,035

Principal or Shares	Security Description	Value (000)

3,400,000	OneMain Financial Holdings Inc. 144A,
	7.25%, 12/15/21 (b)	$ 3,608
4,500,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23	4,952

		82,526

Healthcare (7%)
6,000,000	CHS/Community Health Systems Inc.,
	6.88%, 2/01/22	6,398
2,000,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	2,125
4,000,000	Crimson Merger Sub Inc. 144A,
	6.63%, 5/15/22 (b)	3,560
4,000,000	DaVita HealthCare Partners Inc.,
	5.75%, 8/15/22	4,265
4,750,000	HCA Inc., 6.50%, 2/15/20	5,427
4,950,000	HCA Inc., 7.50%, 2/15/22	5,804
3,000,000	HealthSouth Corp., 5.75%, 11/01/24	3,180
5,740,000	Tenet Healthcare Corp. 144A,
	5.00%, 3/01/19 (b)	5,718
2,200,000	Tenet Healthcare Corp. 144A,
	5.50%, 3/01/19 (b)	2,225
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,049
2,000,000	Valeant Pharmaceuticals International 144A,
	6.38%, 10/15/20 (b)	2,115
2,000,000	Valeant Pharmaceuticals International 144A,
	6.75%, 8/15/18 (b)	2,122
5,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (b)	5,250
1,200,000	Valeant Pharmaceuticals International 144A,
	7.50%, 7/15/21 (b)	1,306

		50,544

Industrial (4%)
4,000,000	Ardagh Packaging Finance PLC 144A,
	9.13%, 10/15/20 (b)	4,320
4,280,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (b)	4,237
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)	4,334
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)	2,125
5,800,000	CONSOL Energy Inc., 5.88%, 4/15/22	5,351
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,723
2,800,000	Triumph Group Inc., 4.88%, 4/01/21	2,786

		26,876

Material (5%)
3,600,000	Alcoa Inc., 5.87%, 2/23/22	4,013
5,600,000	ArcelorMittal, 7.00%, 2/25/22	6,111
2,000,000	Commercial Metals Co., 4.88%, 5/15/23	1,915
2,850,000	Evraz Inc. NA Canada 144A,
	7.50%, 11/15/19 (b)	2,802
4,000,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (b)	3,740
3,460,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (b)	3,032
3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia
	Finance ULC, 8.88%, 2/01/18	3,307
1,976,000	Huntsman International LLC, 8.63%, 3/15/21	2,104
4,400,000	INEOS Group Holdings SA 144A,
	6.13%, 8/15/18 (b)	4,499

42	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,000,000	PolyOne Corp., 7.38%, 9/15/20	$ 2,112
3,600,000	Tronox Finance LLC, 6.38%, 8/15/20	3,546

		37,181

Technology (2%)
520,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	555
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,582
2,424,000	First Data Corp., 12.63%, 1/15/21	2,868
4,460,000	Freescale Semiconductor Inc. 144A,
	6.00%, 1/15/22 (b)	4,830
3,500,000	Infor U.S. Inc. 144A, 6.50%, 5/15/22 (b)	3,605

		14,440

Telecommunication (17%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (b)	3,240
3,050,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.13%, 2/15/23	3,026
3,300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 6.50%, 4/30/21	3,435
1,000,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20	1,067
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,816
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,400
3,500,000	Cogent Communications Group Inc. 144A,
	5.38%, 3/01/22 (b)	3,526
3,800,000	Consolidated Communications Inc. 144A,
	6.50%, 10/01/22 (b)	3,886
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	4,050
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,555
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,041
4,000,000	Frontier Communications Corp.,
	7.63%, 4/15/24	4,095
4,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	4,290
3,500,000	Level 3 Financing Inc. 144A, 5.63%, 2/01/23 (b)	3,601
4,215,000	Numericable Group SA 144A,
	6.00%, 5/15/22 (b)	4,323
2,600,000	Numericable Group SA 144A,
	6.25%, 5/15/24 (b)	2,675
4,320,000	SBA Communications Corp., 5.63%, 10/01/19	4,558
4,600,000	Sinclair Television Group Inc., 6.38%, 11/01/21	4,888
1,700,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)	1,747
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,116
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	9,291
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,084
1,500,000	Sprint Corp., 7.88%, 9/15/23	1,509
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,144
3,650,000	Telecom Italia SPA 144A, 5.30%, 5/30/24 (b)	3,855
5,500,000	T-Mobile USA Inc., 6.25%, 4/01/21	5,768
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (b)	5,830
2,540,000	Windstream Corp., 6.38%, 8/01/23	2,251
4,350,000	Windstream Corp., 7.50%, 6/01/22	4,160
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,723

		114,950

Utility (2%)
1,900,000	Calpine Corp. 144A, 7.88%, 1/15/23 (b)	2,100
5,700,000	GenOn Energy Inc., 9.88%, 10/15/20	5,905
4,000,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (b)	3,950

		11,955

Total Corporate Bond (Cost - $612,015)		623,539

Principal or Shares	Security Description	Value (000)
Mortgage Backed (0%)
375,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 9.38%, 10/25/27	$ 417
1,950,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 10.92%, 3/25/25	2,140

Total Mortgage Backed (Cost - $2,325)		2,557

Stocks (2%)
Common Stock (1%)
23,100	Equity Residential	1,706
8,700	Public Storage	1,635
9,000	Simon Property Group Inc.	1,633

		4,974

Master Limited Partnerships (0%)
30,000	Enterprise Products Partners LP	1,027
13,900	Magellan Midstream Partners LP	1,161
16,100	MarkWest Energy Partners LP	1,086
19,900	Plains All American Pipeline LP	997

		4,271

Preferred Stock (1%)
1,401	Ally Financial Inc. 144A (b)	1,435
62,700	Goldman Sachs Group Inc.	1,582
60,900	Wells Fargo & Co.	1,557

		4,574

Total Stocks (Cost - $13,390)		13,819

Investment Company (8%)
41,996,290	Payden Cash Reserves Money Market Fund *	41,996
900,000	Payden Emerging Markets Corporate Bond Fund,
	SI Class *	9,054
497,024	Payden Floating Rate Fund, SI Class *	4,985

Total Investment Company (Cost - $55,966)		56,035

Total (Cost - $687,189) (100%)		699,472
Liabilities in excess of Other Assets (0%)		(1,460)

Net Assets (100%)		$ 698,012

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Semi-Annual Report	43

Payden High Income Fund continued

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/17/2015	Euro (Buy 6,557)	The Royal Bank of Scotland PLC	$357

Liabilities:
7/17/2015	British Pound (Sell 4,719)	The Royal Bank of Scotland PLC	$(240)
6/10/2015	Canadian Dollar (Sell 8,846)	Royal Bank of Canada	(250)
7/23/2015	Euro (Sell 6,512)	HSBC Bank USA, N.A.	(324)
5/13/2015	India Rupee (Buy 436,860)	Barclays Bank PLC	(124)
7/31/2015	Japanese Yen (Sell 825,900)	Credit Suisse First Boston International	(63)

			$(1,001)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
998	90 Day Eurodollar Future	Dec-15	$247,978	$318
998	90 Day Eurodollar Future	Dec-16	(246,069)	(417)

				$(99)

See notes to financial statements.

44	Payden Mutual Funds

Payden California Municipal Income Fund

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Portfolio Composition - percent of value

General Obligation	35%
Water & Sewer	16%
Industrial Development/Pollution Control	9%
Transportation	9%
Healthcare	8%
Other	23%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (35%)
250,000	Alameda Community Improvement Commission
	Successor Agency, 5.00%, 9/01/32 BAM (a)	$ 281
300,000	Anaheim Public Financing Authority,
	5.00%, 5/01/34	339
340,000	Brea Community Benefit Financing Authority,
	5.00%, 7/01/29	400
400,000	California State, 0.83%, 12/01/28	404
1,000,000	California State, 3.00%, 12/01/32	1,066
300,000	California State, 5.00%, 10/01/23	366
500,000	California State, 5.00%, 10/01/26	603
1,000,000	California State, 5.25%, 2/01/20	1,178
480,000	California State, 5.25%, 10/01/21	564
200,000	California State Public Works Board,
	5.00%, 9/01/21	238
325,000	California State Public Works Board,
	5.25%, 10/01/32	385
385,000	California State Public Works Board,
	5.25%, 10/01/33	453
500,000	City & County of San Francisco CA,
	5.00%, 6/15/22	608
130,000	City of Berkeley CA, 4.50%, 9/01/28
	AMBAC (a)	134
530,000	Long Beach, CA Unified School District,
	5.00%, 8/01/20	613
225,000	Los Angeles County Redevelopment Authority,
	5.00%, 6/01/23	271
200,000	Los Angeles County Redevelopment Authority,
	5.25%, 12/01/26 AGM (a)	243
450,000	Los Angeles, CA Unified School District,
	5.00%, 7/01/21	520
310,000	Natomas Unified School District,
	5.00%, 9/01/25 BAM (a)	368
475,000	Pasadena, CA Unified School District,
	5.00%, 5/01/21	569
500,000	Perris Union High School District, CA,
	5.00%, 9/01/41	557
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27
	BAM (a)	495
325,000	Riverside County Public Financing Authority,
	5.00%, 9/01/22 AGM (a)	387
285,000	Riverside County Redevelopment Successor
	Agency, 5.00%, 10/01/30 AGM (a)	326
200,000	Riverside County Unified School District
	Financing Authority, 5.00%, 9/01/33 BAM (a)	224

Principal or Shares	Security Description	Value (000)

450,000	San Carlos, CA Elementary School District,
	0.00%, 10/01/18 NATL-RE (a)	$ 406
550,000	San Diego Public Facilities Financing Authority,
	5.00%, 10/15/32	611
200,000	San Francisco Community College District,
	5.00%, 6/15/29	234
500,000	San Mateo Joint Powers Financing Authority,
	4.00%, 6/15/21	570
200,000	Simi Valley Public Financing Authority,
	5.00%, 10/01/29	234
325,000	State Of California, 5.00%, 5/01/23	325
300,000	University of California, 5.00%, 5/15/20	338
250,000	Ventura County, CA Public Financing Authority,
	5.00%, 11/01/21	300
265,000	Ventura County, CA Public Financing Authority,
	5.00%, 11/01/38	295
490,000	West Contra Costa Unified School District,
	5.00%, 8/01/22	589

Total General Obligation (Cost - $15,006)		15,494

Revenue (64%)
Airport/Port (7%)
160,000	Alameda Corridor, CA Transportation Authority,
	5.00%, 10/01/23	195
300,000	City of Long Beach CA, 5.00%, 5/15/19	346
100,000	City of San Jose CA Airport Revenue,
	5.00%, 3/01/28	115
175,000	City of San Jose CA Airport Revenue,
	5.00%, 3/01/29	200
210,000	Los Angeles, CA Department of Airports,
	4.00%, 5/15/18	229
300,000	Los Angeles, CA Department of Airports,
	5.00%, 5/15/18	336
745,000	Los Angeles, CA Harbor Department,
	5.00%, 8/01/19	860
340,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/21	390
365,000	San Francisco, CA City & County Airports
	Commission, 5.25%, 5/01/18 NATL-RE (a)	412

		3,083

Education (5%)
420,000	California Educational Facilities Authority,
	3.00%, 10/01/15	424
100,000	California Educational Facilities Authority,
	5.00%, 10/01/21	119
300,000	California Educational Facilities Authority,
	5.00%, 10/01/31	340

Semi-Annual Report	45

Payden California Municipal Income Fund continued

Principal or Shares	Security Description	Value (000)

250,000	California Municipal Finance Authority,
	5.00%, 4/01/18	$ 274
400,000	California Municipal Finance Authority,
	5.00%, 4/01/41	429
500,000	California Municipal Finance Authority,
	5.00%, 10/01/42 BAM (a)	547

		2,133

Electric & Gas (6%)
655,000	California State Department of Water Resources,
	5.00%, 5/01/21	734
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	590
400,000	Northern California Power Agency,
	5.00%, 7/01/18	449
100,000	Perris Joint Powers Authority, 2.00%, 9/01/15	100
665,000	Southern California Public Power Authority,
	5.00%, 7/01/18	750

		2,623

Healthcare (8%)
750,000	Abag Finance Authority for Nonprofit Corps,
	5.00%, 8/01/32	853
300,000	California Health Facilities Financing Authority,
	4.00%, 8/15/21	339
340,000	California Health Facilities Financing Authority,
	5.00%, 10/01/18	382
710,000	California Health Facilities Financing Authority,
	5.00%, 11/15/27	817
250,000	California Health Facilities Financing Authority,
	5.00%, 7/01/43	295
250,000	California Health Facilities Financing Authority,
	5.00%, 7/01/43	288
410,000	City of Torrance CA, 5.00%, 9/01/22	469

		3,443

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	172

Industrial Development/Pollution Control (9%)
400,000	California Infrastructure & Economic
	Development Bank, 0.38%, 4/01/38	400
500,000	California Infrastructure & Economic
	Development Bank, 0.38%, 10/01/47	498
750,000	California Infrastructure & Economic
	Development Bank, 4.00%, 2/01/21	848
300,000	California Municipal Finance Authority,
	1.13%, 2/01/39	302
300,000	California Statewide Communities Development
	Authority, 4.25%, 11/01/33 FGIC (a)	316
105,000	California Statewide Communities Development
	Authority, 4.25%, 11/01/33 FGIC (a)	111
245,000	Glendale Redevelopment Agency Successor
	Agency, 5.00%, 12/01/21 AGM (a)	291
250,000	Hollister Redevelopment Agency Successor
	Agency, 5.00%, 10/01/31 BAM (a)	283
300,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/29
	AGM (a)	346

Principal or Shares	Security Description	Value (000)

390,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/31
	AGM (a)	$ 444

		3,839

Lease (2%)
410,000	California State Public Works Board,
	5.00%, 12/01/18	464
500,000	County of Los Angeles CA, 5.00%, 3/01/21	591

		1,055

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	575

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	516
40,000	San Dimas, CA Redevelopment Agency,
	6.75%, 9/01/16 AGM (a)	41

		557

Transportation (9%)
250,000	Bay Area Toll Authority, 0.70%, 4/01/34	250
1,000,000	Bay Area Toll Authority, 1.50%, 4/01/47	1,011
500,000	Foothill-Eastern Transportation Corridor Agency,
	5.00%, 1/15/53	558
1,000,000	Foothill-Eastern Transportation Corridor Agency,
	5.50%, 1/15/53	1,162
515,000	Puerto Rico Highway & Transportation
	Authority, 5.50%, 7/01/15 AGM (a)	518
275,000	Sonoma-Marin Area Rail Transit District,
	5.00%, 3/01/27	323

		3,822

Water & Sewer (16%)
200,000	Brentwood, CA Infrastructure Financing
	Authority, 5.50%, 7/01/20	229
200,000	Central Coast Water Authority, 5.00%, 10/01/15 AGM (a)	204
745,000	Central Marin Sanitation Agency, CA,
	5.00%, 9/01/18 NATL-RE (a)	791
500,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/20	593
310,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/24	370
250,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/43	280
250,000	El Dorado, CA Irrigation District / El Dorado
	County Water Agency, 5.00%, 3/01/29 AGM (a)	286
300,000	Metropolitan Water District of Southern CA,
	0.48%, 7/01/36	300
500,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/17	547
1,000,000	Sacramento County Sanitation Districts
	Financing Authority, 5.00%, 12/01/22	1,224
550,000	San Diego County, CA Water Authority,
	5.00%, 5/01/21 AGM (a)	616

46	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

300,000	South Placer Wastewater Authority, CA,
	0.43%, 11/01/17	$ 300
500,000	State of California Department of Water
	Resources, 0.40%, 12/01/35	500
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	509
300,000	Turlock, CA Irrigation District, 5.00%, 1/01/33	344

		7,093

Total Revenue (Cost - $27,235)		28,395

Investment Company (0%)
134,101	Dreyfus General CA Municipal Money Market Fund
	(Cost - $134)	134

Total (Cost - $42,375) (99%)		44,023
Other Assets, net of Liabilities (1%)		404

Net Assets (100%)		$ 44,427

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation

See notes to financial statements.

Semi-Annual Report	47

Payden Global Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Portfolio Composition - percent of value

Corporate Bond	58%
U.S. Treasury	13%
Asset Backed	12%
Mortgage Backed	8%
Foreign Government	6%
Other	3%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (2%)
299,000	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	$ 301
394,000	American Builders & Contractors Supply Co. Inc.
	Term Loan B1 IL, 3.50%, 4/16/20	396
200,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	200
393,972	CDW LLC/CDW Finance Corp. Term Loan B 1L,
	3.50%, 4/29/20	394
381,667	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	385
477,978	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/26/19	478
393,970	Starwood Property Trust Inc. Term Loan 1L,
	3.50%, 4/19/20	393

Total Bank Loans (Cost - $2,543)		2,547

Bonds (98%)
Australia (GBP) (0%)
300,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 (b)	469

Australia (USD) (2%)
250,000	Macquarie Bank Ltd. 144A, 0.91%, 10/27/17 (c)	250
450,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (c)	450
900,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (c)	910
480,000	Macquarie Group Ltd. 144A, 1.28%, 1/31/17 (c)	483

		2,093

Bermuda (USD) (1%)
440,000	Aircastle Ltd., 6.75%, 4/15/17	474

Brazil (USD) (0%)
350,000	Banco do Nordeste do Brasil SA 144A,
	3.63%, 11/09/15 (c)	354

Canada (CAD) (2%)
650,000	Bell Canada, 1.53%, 4/22/16	540
691,000	Enbridge Inc., 1.45%, 3/13/17	570
300,000	Rogers Communications Inc., 1.60%, 3/13/17	248
550,000	Shaw Communications Inc., 1.69%, 2/01/16	456

		1,814

Canada (USD) (1%)
240,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	241
150,000	Enbridge Inc., 0.71%, 6/02/17	148
480,000	Glencore Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (c)	488
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
340,000	Thomson Reuters Corp., 1.65%, 9/29/17	341
130,000	TransAlta Corp., 1.90%, 6/03/17	130

		1,448

Principal or Shares	Security Description	Value (000)

Cayman Islands (USD) (9%)
200,000	Alibaba Group Holding Ltd. 144A,
	1.63%, 11/28/17 (c)	$ 200
800,000	Apidos CLO 144A, 1.40%, 4/15/25 (c)	789
250,000	Apidos CLO 144A, 1.95%, 4/15/25 (c)	246
500,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (c)	494
300,000	Babson CLO Ltd. 144A, 3.13%, 4/20/27 (c)	300
200,000	Baidu Inc., 2.25%, 11/28/17	202
600,000	Cent CLO LP 144A, 1.38%, 7/23/25 (c)	590
300,000	CIFC Funding 2015-II Ltd. 144A,
	3.28%, 4/15/27 (c)	300
545,000	Dryden XXII Senior Loan Fund 144A,
	1.36%, 8/15/25 (c)	539
490,000	Dryden XXII Senior Loan Fund 144A,
	1.81%, 8/15/25 (c)	480
200,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (c)	202
250,000	Madison Park Funding Ltd. 144A,
	3.18%, 7/21/27 (c)	250
750,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.46%, 7/20/23 (c)	745
520,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.91%, 7/20/23 (c)	511
1,000,000	Octagon Investment Partners XIX Ltd. 144A,
	1.80%, 4/15/26 (c)	1,003
455,000	Octagon Investment Partners XIX Ltd. 144A,
	2.25%, 4/15/26 (c)	453
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	314
1,300,000	Symphony CLO XV Ltd. 144A,
	1.65%, 10/17/26 (c)	1,300
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (c)	302
775,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (c)	767
490,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (c)	480

		10,467

Chile (USD) (0%)
300,000	Banco Santander Chile 144A, 1.18%, 4/11/17 (c)	299

China (USD) (0%)
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	252

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.53%, 6/19/17	282

Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16	334

Denmark (USD) (1%)
350,000	AP Moeller - Maersk A/S 144A,
	2.55%, 9/22/19 (c)	356

48	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,100,000	Denmark Government International Bond 144A,
	0.88%, 3/20/17 (c)	$ 1,103

		1,459

France (USD) (2%)
650,000	BPCE SA, 1.63%, 1/26/18	650
635,000	Caisse d’Amortissement de la Dette Sociale
	144A, 1.25%, 3/12/18 (c)	637
540,000	Credit Agricole SA/London 144A,
	1.08%, 4/15/19 (c)	544

		1,831

Germany (USD) (1%)
570,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17	570
600,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	604

		1,174

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (c)	201

India (USD) (0%)
420,000	State Bank of India/London, 4.50%, 7/27/15 (b)	423

Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16	521
450,000	Bank of Ireland, 2.75%, 6/05/16	516
300,000	Elsevier Finance SA via Aquarius + Investments
	PLC, 0.55%, 5/20/17	338

		1,375

Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.72%, 3/20/17	383

Ireland (USD) (0%)
300,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (c)	297

Japan (USD) (2%)
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (c)	289
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.45%, 9/08/17 (c)	399
260,000	Mitsubishi UFJ Trust & Banking Corp. 144A,
	1.60%, 10/16/17 (c)	260
250,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (c)	250
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (c)	500
200,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (c)	201
340,000	Nomura Holdings Inc., 1.72%, 9/13/16	345
400,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (c)	401

		2,645

Luxembourg (USD) (2%)
300,000	Actavis Funding SCS, 1.30%, 6/15/17	298
260,000	Actavis Funding SCS, 1.52%, 3/12/20	265
350,000	Actavis Funding SCS, 1.85%, 3/01/17	353
520,000	Actavis Funding SCS, 2.35%, 3/12/18	527
110,000	Actavis Funding SCS, 3.00%, 3/12/20	112
200,000	ArcelorMittal, 4.50%, 8/05/15	201
480,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18	481

		2,237

Mexico (MXN) (2%)
17,951,500	Mexican Bonos, 5.00%, 6/15/17	1,194
16,510,000	Mexican Bonos, 8.50%, 12/13/18	1,202

		2,396

Principal or Shares	Security Description	Value (000)

Netherlands (USD) (3%)
1,000,000	Bank Nederlandse Gemeenten 144A,
	0.88%, 2/21/17 (c)	$ 1,002
450,000	EDP Finance BV 144A, 6.00%, 2/02/18 (c)	491
700,000	MDC-GMTN BV 144A, 3.75%, 4/20/16 (c)	718
700,000	Nederlandse Waterschapsbank NV 144A,
	1.25%, 9/18/17 (c)	704

		2,915

New Zealand (USD) (1%)
310,000	ANZ New Zealand International Ltd./London
	144A, 1.40%, 4/27/17 (c)	310
400,000	ANZ New Zealand Int’l Ltd./London 144A,
	1.75%, 3/29/18 (c)	402
400,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (c)	403

		1,115

Norway (USD) (1%)
500,000	Kommunalbanken AS 144A,
	0.88%, 10/03/16 (c)	502
200,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (c)	204

		706

Panama (USD) (0%)
70,000	Carnival Corp., 1.88%, 12/15/17	70

Singapore (USD) (0%)
126,000	DBS Bank Ltd. 144A, 0.89%, 7/15/21 (c)	125

South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A,
	1.63%, 4/28/17 (c)	300

Spain (EUR) (0%)
375,000	Abengoa Greenfield SA 144A,
	5.50%, 10/01/19 (c)	388

Spain (USD) (1%)
640,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (c)	642

Sweden (EUR) (0%)
400,000	PKO Finance AB, 3.73%, 10/21/15	457

Sweden (SEK) (1%)
4,300,000	Volvo Treasury AB, 1.22%, 6/03/16	520

Sweden (USD) (1%)
1,000,000	Kommuninvest I Sverige AB 144A,
	0.88%, 12/13/16 (c)	1,004

Switzerland (USD) (1%)
780,000	Credit Suisse/New York NY, 1.38%, 5/26/17	780
300,000	Credit Suisse/New York NY, 1.75%, 1/29/18	301
500,000	UBS AG/Stamford CT, 1.80%, 3/26/18	502

		1,583

United Kingdom (EUR) (0%)
370,000	Yorkshire Building Society, 2.13%, 3/18/19	434

United Kingdom (GBP) (1%)
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	433
220,000	Prudential PLC, 1.25%, 11/16/15	338
250,000	United Utilities Water PLC, 6.13%, 12/29/15	397

		1,168

Semi-Annual Report	49

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

United Kingdom (USD) (4%)
550,000	Abbey National Treasury Services PLC,
	1.65%, 9/29/17	$ 552
200,000	Anglo American Capital PLC 144A,
	1.23%, 4/15/16 (c)	200
800,000	Bank of England Euro Note 144A,
	1.25%, 3/16/18 (c)	805
440,000	BP Capital Markets PLC, 1.67%, 2/13/18	443
750,000	Granite Master Issuer PLC, 1.04%, 12/17/54	740
390,000	HSBC Bank PLC 144A, 0.90%, 5/15/18 (c)	392
400,000	Nationwide Building Society 144A,
	2.35%, 1/21/20 (c)	402
700,000	Standard Chartered PLC 144A,
	1.50%, 9/08/17 (c)	699

		4,233

United States (EUR) (1%)
500,000	Bank of America Corp., 0.86%, 3/28/18	560
350,000	Citigroup Inc., 1.31%, 11/30/17	394
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	257

		1,211

United States (GBP) (1%)
450,000	JPMorgan Chase & Co., 1.07%, 5/30/17	686

United States (USD) (55%)
420,000	AES Corp./VA, 3.26%, 6/01/19	421
600,000	Air Lease Corp., 4.50%, 1/15/16	613
175,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (c)	183
420,000	Ally Financial Inc., 3.25%, 9/29/17	421
265,983	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (c)	265
315,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.25%, 8/20/19	328
640,000	Amgen Inc., 1.25%, 5/22/17	640
460,000	Anthem Inc., 2.38%, 2/15/17	470
160,000	ARAMARK Corp., 5.75%, 3/15/20	167
80,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC, 2.00%, 2/06/17	78
80,000	Ashland Inc., 3.00%, 3/15/16	81
160,000	Astoria Financial Corp., 5.00%, 6/19/17	169
110,000	Autodesk Inc., 1.95%, 12/15/17	111
265,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 4.88%, 11/15/17	272
200,000	Bank of America Corp., 0.83%, 5/02/17	199
450,000	Bank of America Corp., 1.32%, 1/15/19	456
310,000	Bank of America Corp., 1.70%, 8/25/17	311
100,000	Bank of America Corp., 3.75%, 7/12/16	103
70,000	Bank of America Corp., 3.88%, 3/22/17	73
172,718	Bank of America Mortgage 2002-K Trust,
	2.70%, 10/20/32	175
660,000	Becton Dickinson and Co., 1.45%, 5/15/17	662
125,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	130
250,000	California Earthquake Authority,
	1.82%, 7/01/17	252
150,000	Cameron International Corp., 1.40%, 6/15/17	149
90,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	90

Principal or Shares	Security Description	Value (000)

90,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	$ 90
195,000	Capital One Financial Corp., 6.15%, 9/01/16	207
370,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	369
350,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	348
90,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	91
400,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19	420
150,000	CIT Group Inc., 5.25%, 3/15/18	156
720,000	Citigroup Inc., 1.55%, 8/14/17	720
980,000	Citigroup Inc., 1.80%, 2/05/18	982
400,000	Citizens Bank NA/Providence RI,
	1.60%, 12/04/17	401
725,000	CNH Capital LLC, 3.25%, 2/01/17	729
220,000	CNH Capital LLC, 3.88%, 11/01/15	222
284,388	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (c)	285
496,440	Colony American Homes 2014-2 144A,
	1.13%, 7/17/31 (c)	494
250,000	Compass Bank, 1.85%, 9/29/17	250
345,000	Continental Rubber of America Corp. 144A,
	4.50%, 9/15/19 (c)	357
370,057	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (c)	349
350,000	Daimler Finance North America LLC 144A,
	1.65%, 3/02/18 (c)	352
545,000	Digital Realty Trust LP, 4.50%, 7/15/15	546
230,000	DISH DBS Corp., 4.63%, 7/15/17	237
400,000	Endo Finance LLC & Endo Finco Inc. 144A,
	7.00%, 7/15/19 (c)	418
200,000	Express Scripts Holding Co., 1.25%, 6/02/17	200
40,000	Family Tree Escrow LLC 144A,
	5.25%, 3/01/20 (c)	42
488,727	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	487
270,286	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	269
1,211,659	Fannie Mae Connecticut Avenue Securities,
	1.37%, 7/25/24	1,210
486,547	Fannie Mae Connecticut Avenue Securities,
	1.77%, 1/25/24	490
488,269	Fannie Mae Connecticut Avenue Securities,
	2.17%, 10/25/23	496
767,316	FDIC Structured Sale Guaranteed Notes 144A,
	0.89%, 12/04/20 (c)	771
378,906	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (c)	390
296,229	FDIC Trust 144A, 2.18%, 5/25/50 (c)	299
1,289,000	FHLMC, 1.40%, 2/13/18	1,289
75,000	Fidelity National Information Services Inc.,
	1.45%, 6/05/17	75
110,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	111
125,000	Fifth Third Bancorp, 5.45%, 1/15/17	133
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	303

50	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	$ 206
317,679	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.62%, 11/25/23	319
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 10.92%, 3/25/25	274
100,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17	100
142,000	Freeport-McMoran Oil & Gas LLC/FCX Oil &
	Gas Inc., 6.50%, 11/15/20	151
300,000	GATX Corp., 2.50%, 7/30/19	301
600,000	General Motors Financial Co. Inc.,
	2.40%, 4/10/18	601
320,000	General Motors Financial Co. Inc.,
	3.00%, 9/25/17	328
650,000	Glencore Funding LLC 144A, 1.64%, 1/15/19 (c)	649
280,000	Glencore Funding LLC 144A, 2.13%, 4/16/18 (c)	280
410,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	416
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	214
235,138	GSAMP Trust 2004-SEA2, 0.82%, 3/25/34	236
380,000	Harley-Davidson Financial Services Inc. 144A,
	2.15%, 2/26/20 (c)	383
130,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17	142
390,000	Hertz Corp., 6.75%, 4/15/19	405
180,000	Hess Corp., 1.30%, 6/15/17	178
630,000	Hewlett-Packard Co., 1.22%, 1/14/19	634
532,151	Hilton USA Trust 2013-HLF 144A,
	1.17%, 11/05/30 (c)	532
450,000	HSBC USA Inc., 1.70%, 3/05/18	451
250,000	Huntington National Bank, 1.38%, 4/24/17	250
370,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (c)	370
190,000	Hyundai Capital America 144A,
	2.00%, 3/19/18 (c)	191
100,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (c)	101
100,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (c)	102
140,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (c)	146
250,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 3.50%, 3/15/17	252
380,000	International Lease Finance Corp.,
	2.22%, 6/15/16	380
410,000	International Lease Finance Corp.,
	3.88%, 4/15/18	420
351,748	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (c)	352
1,300,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.18%, 6/17/31 (c)	1,297
840,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.28%, 9/17/31 (c)	842
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	285
500,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.43%, 1/15/32 (c)	501
200,000	JPMorgan Chase & Co., 1.18%, 1/25/18	202
570,000	JPMorgan Chase & Co., 1.35%, 2/15/17	572

Principal or Shares	Security Description	Value (000)

100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	$ 100
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	111
580,000	Kubota Credit Owner Trust 2015-1 144A,
	0.94%, 12/15/17 (c)	580
118,698	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (c)	131
370,000	L-3 Communications Corp., 1.50%, 5/28/17	367
190,000	Liberty Property LP, 6.63%, 10/01/17	211
600,000	Martin Marietta Materials Inc., 1.37%, 6/30/17	597
110,000	Masco Corp., 4.80%, 6/15/15	110
63,671	MASTR Asset Securitization Trust 2004-6,
	5.00%, 7/25/19	65
370,000	Mobile Mini Inc., 7.88%, 12/01/20	390
300,000	Morgan Stanley, 1.02%, 7/23/19	300
650,000	Morgan Stanley, 1.42%, 1/27/20	660
250,000	Morgan Stanley, 1.88%, 1/05/18	251
400,000	Morgan Stanley, 5.45%, 1/09/17	427
100,000	Murphy Oil Corp., 2.50%, 12/01/17	100
70,000	Mylan Inc./PA, 1.80%, 6/24/16	70
500,000	Nabors Industries Inc., 2.35%, 9/15/16	502
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	199
110,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 6/15/19 (c)	110
200,000	Prudential Financial Inc., 1.04%, 8/15/18	201
270,000	Regions Financial Corp., 2.00%, 5/15/18	269
290,875	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	245
505,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (c)	499
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	236
200,000	SABMiller Holdings Inc. 144A,
	0.97%, 8/01/18 (c)	201
105,000	SandRidge Energy Inc., 8.75%, 1/15/20	79
300,000	Santander Bank NA, 2.00%, 1/12/18	301
100,000	SBA Communications Corp., 5.63%, 10/01/19	105
214,395	Sequoia Mortgage Trust, 1.45%, 2/25/43	208
241,083	Sequoia Mortgage Trust, 1.55%, 4/25/43	234
117,821	Sequoia Mortgage Trust, 3.50%, 4/25/42	120
700,000	Southern California Edison Co., 1.85%, 2/01/22	703
241,773	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (c)	242
79,337	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (c)	80
342,994	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (c)	345
81,254	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (c)	82
465,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	493
120,000	Synchrony Financial, 1.51%, 2/03/20	121
170,000	Synchrony Financial, 1.88%, 8/15/17	170
220,000	Synchrony Financial, 3.00%, 8/15/19	225
160,000	TECO Finance Inc., 0.87%, 4/10/18	161
235,000	Tenet Healthcare Corp., 6.25%, 11/01/18	255
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
290,000	TIAA Asset Management Finance Co. LLC 144A,
	2.95%, 11/01/19 (c)	297
360,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (c)	374
5,215,000	U.S. Treasury Note, 0.50%, 1/31/17 (d)	5,214

Semi-Annual Report	51

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

4,380,000	U.S. Treasury Note, 0.88%, 4/30/17	$ 4,403
490,000	U.S. Treasury Note, 0.88%, 7/15/17	492
780,000	U.S. Treasury Note, 1.00%, 9/15/17	785
4,410,000	U.S. Treasury Note, 1.00%, 2/15/18	4,426
260,000	United Airlines 2014-2 Class B Pass Through
	Trust, 4.63%, 9/03/22	268
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
390,000	Verizon Communications Inc., 1.35%, 6/09/17	390
250,000	Verizon Communications Inc., 2.02%, 9/14/18	260
560,000	Volkswagen Group of America Finance LLC
	144A, 1.25%, 5/23/17 (c)	562
358,576	VOLT XXII LLC 144A, 3.50%, 2/25/55 (c)	360
493,767	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (c)	495
90,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	92
240,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 1.75%, 9/15/17 (c)	242
390,000	Windstream Corp., 7.88%, 11/01/17	423
120,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (c)	122
230,000	WPX Energy Inc., 5.25%, 1/15/17	238
280,000	Zimmer Holdings Inc., 2.00%, 4/01/18	283
100,000	Zimmer Holdings Inc., 2.70%, 4/01/20	101

		65,423

Virgin Islands (British) (USD) (1%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	200
300,000	CNPC General Capital Ltd. 144A,
	1.16%, 5/14/17 (c)	301
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (c)	198
210,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (c)	208

		907

Total Bonds (Cost - $117,693)		116,594

Purchased Call Options (0%)
24	U.S. Treasury 5 Year Futures Option, 121.25,
	5/22/15
	(Cost - $6)	1

Purchased Put Options (0%)
24	U.S. Treasury 5 Year Futures Option, 118.5,
	5/22/15
	(Cost - $7)	1

Investment Company (0%)
4,126	Payden Cash Reserves Money Market Fund *
	(Cost - $4)	4

Total (Cost - $120,253) (100%)		119,147

Other Assets, net of Liabilities (0%)		165

Net Assets (100%)		$119,312

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation Depreciation(000s)
Assets:
5/19/2015	Mexican Peso (Sell 37,340)	Credit Suisse First Boston International	$61

Liabilities:
5/11/2015	British Pound (Sell 2,000)	HSBC Bank USA, N.A.	$(93)
5/11/2015	Canadian Dollar (Sell 2,194)	Royal Bank of Canada	(61)
5/11/2015	Euro (Sell 3,726)	Citibank, N.A.	(107)
7/23/2015	Euro (Sell 1,145)	HSBC Bank USA, N.A.	(61)
5/13/2015	India Rupee (Buy 40,230)	Barclays Bank PLC	(11)
5/11/2015	Swedish Krona (Sell 4,347)	The Royal Bank of Scotland PLC	(13)

			$(346)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
180	90-Day Eurodollar Future	Dec-15	$44,725	$58
180	90-Day Eurodollar Future	Dec-16	(44,381)	(76)
24	U.S. Treasury 2 Year Note Future	Jul-15	5,262	17
40	U.S. Treasury 5 Year Note Future	Jul-15	(4,805)	(31)

				$(32)

See notes to financial statements.

52	Payden Mutual Funds

Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Portfolio Composition - percent of value

Foreign Government	33%
Corporate	28%
Investment Company	22%
U.S. Treasury	16%
Mortgage Backed	1%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (80%)
Australia (USD) (2%)
250,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	$ 261
260,000	Macquarie Group Ltd. 144A, 1.28%, 1/31/17 (a)	261
200,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	200
400,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.38%, 4/30/25 (a)	398
180,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	187

		1,307

Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	187

Canada (CAD) (2%)
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	926
300,000	Canadian Government Bond, 5.00%, 6/01/37	373
100,000	Canadian Government Bond, 5.75%, 6/01/29	122

		1,421

Cayman Islands (USD) (0%)
150,000	Noble Holding International Ltd.,
	5.95%, 4/01/25	149

Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	244
235,000	Danske Bank A/S, 3.88%, 10/04/23	286

		530

Finland (EUR) (0%)
70,000	Finland Government Bond, 2.75%, 7/04/28 (b)	100

France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	290

France (EUR) (4%)
100,000	BPCE SA, 2.75%, 7/08/26	116
1,600,000	France Government Bond OAT, 1.75%, 5/25/23	1,988
120,000	France Government Bond OAT, 3.25%, 5/25/45	199

		2,303

France (GBP) (1%)
100,000	AXA SA, 5.63%, 1/16/54	169
100,000	Cie de St-Gobain, 4.63%, 10/09/29	171

		340

Germany (EUR) (3%)
340,000	Bundesobligation, 0.25%, 4/13/18	386
150,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	268
350,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	679
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	212

		1,545

Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich
	Insurance Co. Ltd., 4.25%, 10/02/43	248

Principal or Shares	Security Description	Value (000)

50,000	GE Capital European Funding, 2.25%, 7/20/20	$ 61

		309

Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	220

Ireland (USD) (0%)
250,000	Perrigo Finance PLC, 3.50%, 12/15/21	256

Italy (EUR) (8%)
1,800,000	Italy Buoni Poliennali Del Tesoro,
	3.50%, 12/01/18	2,245
850,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 8/01/18	1,083
700,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 5/01/23	982
220,000	Italy Buoni Poliennali Del Tesoro,
	5.00%, 8/01/39	364

		4,674

Japan (GBP) (0%)
120,000	Sumitomo Mitsui Banking Corp.,
	1.11%, 3/18/16	185

Japan (JPY) (10%)
200,000,000	Japan Government Ten Year Bond,
	0.80%, 9/20/23	1,754
160,000,000	Japan Government Ten Year Bond,
	1.20%, 6/20/21	1,430
95,500,000	Japan Government Thirty Year Bond,
	2.00%, 9/20/40	926
40,000,000	Japan Government Thirty Year Bond,
	2.20%, 9/20/39	401
120,000,000	Japan Government Twenty Year Bond,
	1.00%, 3/20/23	1,068
50,000,000	Japan Government Twenty Year Bond,
	1.70%, 9/20/33	469

		6,048

Japan (USD) (1%)
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A,
	1.60%, 10/16/17 (a)	200
200,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	219
375,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	380

		799

Jersey (EUR) (0%)
50,000	Heathrow Funding Ltd., 4.60%, 2/15/18 (b)	63

Luxembourg (EUR) (0%)
100,000	KBC Internationale Financieringsmaatschappij
	NV, 2.13%, 9/10/18	119

Semi-Annual Report	53

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
Luxembourg (USD) (1%)
425,000	Actavis Funding SCS, 3.80%, 3/15/25	$ 430

Netherlands (EUR) (2%)
680,000	Netherlands Government Bond 144A,
	2.25%, 7/15/22 (a)	872

Netherlands (USD) (1%)
260,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands, 4.63%, 12/01/23	280
200,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	218

		498

Spain (EUR) (2%)
180,000	Spain Government Bond, 2.75%, 4/30/19	221
140,000	Spain Government Bond, 4.20%, 1/31/37	207
500,000	Spain Government Bond, 5.85%, 1/31/22	738

		1,166

Sweden (EUR) (0%)
200,000	SBAB Bank AB, 2.38%, 9/04/20	244

United Kingdom (GBP) (5%)
110,000	Aviva PLC, 6.13%, 11/14/36	193
75,000	Barclays Bank PLC, 6.75%, 1/16/23	127
120,000	BUPA Finance PLC, 5.00%, 4/25/23	195
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	187
110,000	HSBC Bank PLC, 5.38%, 11/04/30	190
100,000	InterContinental Hotels Group PLC,
	6.00%, 12/09/16	164
150,000	United Kingdom Gilt, 2.25%, 9/07/23	239
260,000	United Kingdom Gilt, 4.25%, 12/07/55	581
200,000	United Kingdom Gilt, 4.75%, 3/07/20	357
150,000	United Kingdom Gilt, 4.75%, 12/07/38	325
150,000	United Kingdom Gilt, 5.00%, 3/07/25	296

		2,854

United Kingdom (USD) (0%)
100,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (a)	119

United States (EUR) (1%)
230,000	BlackRock Inc., 1.25%, 5/06/25	254
140,000	Discovery Communications LLC,
	1.90%, 3/19/27	153
100,000	Morgan Stanley, 5.38%, 8/10/20	138
100,000	National Grid North America Inc.,
	1.75%, 2/20/18	116

		661

United States (GBP) (0%)
110,000	Textron Inc., 6.63%, 4/07/20	197

United States (USD) (34%)
150,000	Air Lease Corp., 4.25%, 9/15/24	155
300,000	Amgen Inc., 2.70%, 5/01/22	298
210,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC, 3.00%, 2/06/19	203
450,000	AT&T Inc., 3.00%, 6/30/22	448
120,000	Bank of America Corp., 4.00%, 4/01/24	126
200,000	Bank of America Corp., 4.20%, 8/26/24	202
130,000	Bank of America Corp., 6.88%, 4/25/18	148
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	225
100,000	BioMed Realty LP, 3.85%, 4/15/16	102
140,000	Blue Cross & Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (a)	141
90,000	CBS Corp., 5.75%, 4/15/20	103

Principal or Shares	Security Description	Value (000)

180,000	Continental Resources Inc./OK, 5.00%, 9/15/22	$ 183
200,000	Digital Realty Trust LP, 5.88%, 2/01/20	228
90,000	Dignity Health, 3.13%, 11/01/22	90
152,000	Dow Chemical Co., 9.40%, 5/15/39	244
420,000	FNMA 30YR TBA, 4.50% (c)	457
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	178
118,000	Freeport-McMoran Oil & Gas LLC/FCX Oil &
	Gas Inc., 6.50%, 11/15/20	126
110,000	FS Investment Corp., 4.25%, 1/15/20	112
50,000	General Electric Capital Corp., 5.88%, 1/14/38	65
200,000	Glencore Funding LLC 144A, 1.64%, 1/15/19 (a)	200
300,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	304
47,198	GreenPoint Mortgage Funding Trust,
	0.73%, 6/25/45	27
215,000	Health Care REIT Inc., 4.95%, 1/15/21	239
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	204
130,000	Hyundai Capital America 144A,
	2.60%, 3/19/20 (a)	132
17,225	Indymac Index Mortgage Loan Trust,
	2.66%, 10/25/34	17
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	120
250,000	Kinder Morgan Inc./DE, 4.30%, 6/01/25	254
260,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	277
75,000	Lam Research Corp., 3.80%, 3/15/25	75
145,000	McKesson Corp., 3.80%, 3/15/24	152
115,000	MDC Holdings Inc., 6.00%, 1/15/43	100
200,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	207
45,000	MetLife Inc., 6.40%, 12/15/36	53
55,000	MetLife Inc., 10.75%, 8/01/39	92
200,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23 (a)	203
200,000	Morgan Stanley, 4.10%, 5/22/23	206
100,000	Murphy Oil Corp., 2.50%, 12/01/17	100
170,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	268
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	66
150,000	Old Republic International Corp.,
	4.88%, 10/01/24	158
300,000	Oracle Corp., 2.50%, 5/15/22	299
75,000	Owens Corning, 4.20%, 12/15/22	78
63,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	97
160,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.38%, 2/01/22 (a)	159
110,000	Prudential Financial Inc., 5.63%, 6/15/43	118
152,000	Prudential Financial Inc., 7.38%, 6/15/19	183
125,000	Quest Diagnostics Inc., 3.50%, 3/30/25	124
200,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	199
270,000	SBA Tower Trust 144A, 2.90%, 10/15/44 (a)	273
105,000	Select Income REIT, 4.50%, 2/01/25	105
150,000	Sempra Energy, 9.80%, 2/15/19	192
110,000	State Street Corp., 4.96%, 3/15/18	119
200,000	Synchrony Financial, 4.25%, 8/15/24	207
225,000	Teachers Insurance & Annuity Association of
	America 144A, 4.90%, 9/15/44 (a)	247
175,000	TIAA Asset Management Finance Co. LLC 144A,
	2.95%, 11/01/19 (a)	179

54	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

450,000	U.S. Treasury Bill, 0.00%, 5/07/15 (d)	$ 450
130,000	U.S. Treasury Bond, 4.38%, 2/15/38	169
2,350,000	U.S. Treasury Note, 0.38%, 1/15/16 (e)	2,353
2,000,000	U.S. Treasury Note, 0.75%, 3/31/18	1,991
226,000	U.S. Treasury Note, 0.88%, 1/31/17 (e)	227
2,100,000	U.S. Treasury Note, 0.88%, 2/28/17	2,113
1,200,000	U.S. Treasury Note, 1.25%, 4/30/19 (e)	1,201
1,300,000	U.S. Treasury Note, 2.63%, 11/15/20	1,372
500,000	U.S. Treasury Note, 3.00%, 5/15/42	525
170,000	Verizon Communications Inc., 6.40%, 2/15/38	205
80,000	Wachovia Corp., 5.50%, 8/01/35	93

		20,566

Total Bonds (Cost - $48,794)		48,452

Investment Company (22%)
3,342,876	Payden Cash Reserves Money Market Fund *	3,343
316,916	Payden Emerging Markets Bond Fund, SI Class *	4,361
90,449	Payden Emerging Markets Local Bond Fund,
	Investor Class *	691
99,500	Payden Floating Rate Fund, SI Class *	998
651,672	Payden High Income Fund, Investor Class *	4,359

Total Investment Company (Cost - $14,696)		13,752

Total (Cost - $63,490) (102%)		62,204
Liabilities in excess of Other Assets (-2%)		(1,420)

Net Assets (100%)		$ 60,784

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/20/2015	Australian Dollar (Buy 423)	The Royal Bank of Scotland PLC	$7
5/20/2015	British Pound (Sell 444)	HSBC Bank USA, N.A.	2
5/20/2015	Canadian Dollar (Buy 250)	Royal Bank of Canada	7
5/20/2015	Canadian Dollar (Buy 35)	The Royal Bank of Scotland PLC	—
7/17/2015	Euro (Buy 1,700)	The Royal Bank of Scotland PLC	92

			$108

Liabilities:
5/11/2015	Australian Dollar (Sell 423)	The Royal Bank of Scotland PLC	$(14)
5/11/2015	British Pound (Sell 2,163)	HSBC Bank USA, N.A.	(97)
7/17/2015	British Pound (Sell 1,221)	The Royal Bank of Scotland PLC	(61)
5/11/2015	Canadian Dollar (Sell 2,411)	Royal Bank of Canada	(61)
6/10/2015	Canadian Dollar (Sell 2,242)	Royal Bank of Canada	(62)
5/11/2015	Euro (Sell 5,907)	Citibank, N.A.	(169)
7/23/2015	Euro (Sell 1,132)	HSBC Bank USA, N.A.	(56)
5/11/2015	Euro (Sell 3,527)	Royal Bank of Canada	(102)
5/20/2015	Euro (Buy 3,148)	Royal Bank of Canada	(50)
5/11/2015	Euro (Sell 5,486)	State Street Bank & Trust Co.	(165)
5/13/2015	India Rupee (Buy 76,370)	Barclays Bank PLC	(20)
5/20/2015	Japanese Yen (Buy 50,300)	Barclays Bank PLC	(2)
7/31/2015	Japanese Yen (Sell 219,300)	Credit Suisse First Boston International	(16)
5/11/2015	Japanese Yen (Sell 772,300)	The Royal Bank of Scotland PLC	(3)
5/20/2015	Japanese Yen (Sell 3,700)	The Royal Bank of Scotland PLC	—
5/11/2015	Swiss Franc (Sell 244)	The Royal Bank of Scotland PLC	(7)
5/20/2015	Swiss Franc (Buy 244)	The Royal Bank of Scotland PLC	(1)

			$(886)

Semi-Annual Report	55

Payden Global Fixed Income Fund continued

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
87	90-Day Euro Dollar Future	Dec-15	$21,617	$(5)
87	90-Day Euro Dollar Future	Dec-16	(21,451)	18
34	Australian 3 Year Bond Future	Jun-15	3,008	(11)
2	Canadian 10 Year Bond Future	Jun-15	232	(3)
5	Euro-Bobl Future	Jun-15	723	(2)
7	Euro-Bund Future	Jun-15	1,232	(1)
17	Euro-Schatz Future	Jun-15	2,122	—
1	U.S. Long Bond Future	Jun-15	(160)	3
60	U.S. Treasury 10 Year Note Future	Jun-15	(7,703)	(44)
5	U.S. Treasury 5 Year Note Future	Jul-15	601	1
3	U.S. Ultra Long Bond Future	Jun-15	494	2

				$(42)

See notes to financial statements.

56	Payden Mutual Funds

Payden Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Foreign Government	60%
Corporate	38%
Cash equivalent	2%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (USD) (3%)
13,522,500	Argentine Republic Government International Bond, 2.50%, 12/31/38 (a)(b)	$ 7,877
10,725,591	Argentine Republic Government International Bond, 8.28%, 12/31/33 (a)(b)	10,967
2,760,000	Argentine Republic Government International Bond, 8.75%, 6/02/17 (a)(b)	2,704
3,540,000	YPF SA 144A, 8.50%, 7/28/25 (c)	3,611

		25,159

Armenia (USD) (1%)
7,456,000	Republic of Armenia 144A, 6.00%, 9/30/20 (c)	7,437
5,550,000	Republic of Armenia 144A, 7.15%, 3/26/25 (c)	5,661

		13,098

Australia (USD) (1%)
8,995,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (c)	9,699

Austria (USD) (0%)
2,280,000	ESAL GmbH 144A, 6.25%, 2/05/23 (c)	2,268

Azerbaijan (USD) (1%)
4,445,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	4,291
7,530,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	7,334

		11,625

Barbados (USD) (0%)
4,115,000	Columbus International Inc. 144A, 7.38%, 3/30/21 (c)	4,496

Belarus (USD) (1%)
8,910,000	Republic of Belarus, 8.95%, 1/26/18	8,260

Bermuda (USD) (0%)
2,330,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (c)	2,415

Bolivia (USD) (0%)
2,900,000	Bolivian Government International Bond 144A, 5.95%, 8/22/23 (c)	3,070

Brazil (USD) (4%)
4,890,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 5.75%, 9/26/23 (c)	5,210
1,535,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 6.50%, 6/10/19 (c)	1,685
2,920,000	Brazilian Government International Bond, 2.63%, 1/05/23	2,675
16,420,000	Brazilian Government International Bond, 4.25%, 1/07/25	16,212
1,090,000	Brazilian Government International Bond, 4.88%, 1/22/21	1,170

Principal or Shares	Security Description	Value (000)
1,520,000	Brazilian Government International Bond, 5.63%, 1/07/41	$ 1,573
5,350,000	Cielo SA/Cielo USA Inc. 144A, 3.75%, 11/16/22 (c)	5,133
2,260,000	Embraer SA, 5.15%, 6/15/22	2,390
4,880,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (c)	1,806

		37,854

Canada (USD) (1%)
200,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	212
2,270,000	Evraz Inc. NA/Canada 144A,
	7.50%, 11/15/19 (c)	2,231
3,035,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (c)	2,838
1,080,000	First Quantum Minerals Ltd. 144A,
	7.25%, 10/15/19 (c)	1,042
3,910,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (c)	3,070

		9,393

Cayman Islands (USD) (2%)
1,510,000	ADCB Finance Cayman Ltd., 4.50%, 3/06/23	1,572
2,140,000	AES Andres Dominicana Ltd./Itabo Dominicana
	Ltd. 144A, 9.50%, 11/12/20 (c)	2,237
2,620,000	Comcel Trust 144A, 6.88%, 2/06/24 (c)	2,817
2,540,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (c)	2,159
2,550,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (c)	2,656
3,555,000	Odebrecht Finance Ltd. 144A,
	7.13%, 6/26/42 (c)	3,186
2,035,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (c)	2,096

		16,723

Chile (USD) (2%)
2,480,000	Corp. Nacional del Cobre de Chile 144A,
	3.88%, 11/03/21 (c)	2,624
3,400,000	Corp. Nacional del Cobre de Chile 144A,
	4.88%, 11/04/44 (c)	3,575
4,155,000	Corp. Nacional del Cobre de Chile 144A,
	5.63%, 10/18/43 (c)	4,779
5,000,000	Empresa Electrica Angamos SA 144A,
	4.88%, 5/25/29 (c)	5,074
3,950,000	Empresa Nacional del Petroleo 144A,
	4.38%, 10/30/24 (c)	4,040

		20,092

China (USD) (0%)
1,710,000	Industrial & Commercial Bank of China
	Ltd./New York, 3.23%, 11/13/19	1,755

Semi-Annual Report	57

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Colombia (USD) (2%)
5,840,000	Colombia Government International Bond,
	4.00%, 2/26/24	$ 6,015
1,250,000	Colombia Government International Bond,
	5.00%, 6/15/45	1,269
2,060,000	Colombia Government International Bond,
	5.63%, 2/26/44	2,281
4,270,000	Colombia Government International Bond,
	6.13%, 1/18/41	5,028
3,765,000	Colombia Government International Bond,
	7.38%, 9/18/37	5,045
2,115,000	Ecopetrol SA, 5.88%, 9/18/23	2,303
2,240,000	Ecopetrol SA, 5.88%, 5/28/45	2,159

		24,100

Costa Rica (USD) (2%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (c)	4,901
4,710,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (c)	4,793
2,160,000	Costa Rica Government International Bond
	144A, 7.16%, 3/12/45 (c)	2,252
6,375,000	Republic of Costa Rica 144A, 7.00%, 4/04/44 (c)	6,566

		18,512

Croatia (USD) (2%)
4,780,000	Croatia Government International Bond 144A,
	6.00%, 1/26/24 (c)	5,254
3,625,000	Croatia Government International Bond,
	6.38%, 3/24/21 (d)	4,015
9,470,000	Croatia Government International Bond,
	6.75%, 11/05/19 (d)	10,600
4,315,000	Hrvatska Elektroprivreda 144A,
	6.00%, 11/09/17 (c)	4,552

		24,421

Dominica Republic (USD) (3%)
3,250,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.75%, 11/13/19 (c)	3,222
8,230,000	Dominican Republic International Bond 144A,
	5.50%, 1/27/25 (c)	8,539
2,985,000	Dominican Republic International Bond 144A,
	6.60%, 1/28/24 (c)	3,276
3,450,000	Dominican Republic International Bond 144A,
	6.85%, 1/27/45 (c)	3,622
7,475,000	Dominican Republic International Bond 144A,
	7.45%, 4/30/44 (c)	8,447
3,625,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (c)	4,096

		31,202

El Salvador (USD) (1%)
3,510,000	El Salvador Government International Bond
	144A, 7.65%, 6/15/35 (c)	3,712
6,720,000	Republic of El Salvador 144A,
	5.88%, 1/30/25 (c)	6,712
1,980,000	Republic of El Salvador 144A,
	6.38%, 1/18/27 (c)	2,024

		12,448

Georgia (USD) (1%)
4,120,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (c)	4,339
8,385,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (c)	9,256

		13,595

Principal or Shares	Security Description	Value (000)
Ghana (USD) (2%)
8,550,000	Republic of Ghana 144A, 7.88%, 8/07/23 (c)	$ 8,295
9,430,000	Republic of Ghana 144A, 8.13%, 1/18/26 (c)	9,148
6,465,000	Republic of Ghana, 8.50%, 10/04/17 (d)(e)	6,740

		24,183

Honduras (USD) (2%)
10,060,000	Honduras Government International Bond 144A,
	7.50%, 3/15/24 (c)	10,978
4,335,000	Republic of Honduras 144A,
	8.75%, 12/16/20 (c)	4,974

		15,952

Hungary (USD) (3%)
3,120,000	Hungary Government International Bond,
	5.38%, 3/25/24	3,513
5,480,000	Magyar Export-Import Bank Zrt 144A,
	4.00%, 1/30/20 (c)	5,597
2,495,000	MFB Magyar Fejlesztesi Bank Zrt 144A,
	6.25%, 10/21/20 (c)	2,835
6,120,000	Republic of Hungary, 4.13%, 2/19/18	6,403
6,330,000	Republic of Hungary, 6.25%, 1/29/20	7,270

		25,618

India (USD) (0%)
1,971,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	2,005

Indonesia (USD) (5%)
3,760,000	Indonesia Government International Bond 144A,
	4.13%, 1/15/25 (c)	3,849
4,310,000	Indonesia Government International Bond 144A,
	5.13%, 1/15/45 (c)	4,450
3,660,000	Indonesia Government International Bond 144A,
	5.38%, 10/17/23 (c)	4,104
4,710,000	Indonesia Government International Bond 144A,
	5.88%, 1/15/24 (c)	5,422
4,975,000	Indonesia Government International Bond 144A,
	8.50%, 10/12/35 (c)	7,226
2,770,000	Indonesia Government International Bond,
	8.50%, 10/12/35 (d)	4,024
815,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (c)	873
10,630,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (c)	10,697
4,390,000	Pertamina Persero PT 144A, 6.45%, 5/30/44 (c)	4,697
2,300,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (c)	2,409

		47,751

Israel (USD) (0%)
3,560,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (c)	3,743

Ivory Coast (USD) (2%)
21,910,000	Ivory Coast Government International Bond
	144A, 5.75%, 12/31/32 (c)	21,165
1,240,000	Ivory Coast Government International Bond
	144A, 6.38%, 3/03/28 (c)	1,246

		22,411

Jamaica (USD) (1%)
5,745,000	Jamaica Government International Bond,
	7.63%, 7/09/25	6,434

Kazakhstan (USD) (2%)
10,230,000	Development Bank of Kazakhstan JSC 144A,
	4.13%, 12/10/22 (c)	9,493

58	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,110,000	KazAgro National Management Holding JSC
	144A, 4.63%, 5/24/23 (c)	$ 3,850
1,910,000	Kazakhstan Government International Bond
	144A, 4.88%, 10/14/44 (c)	1,784
1,050,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/30/43 (c)	957
3,310,000	KazMunayGas National Co. JSC 144A,
	6.00%, 11/07/44 (c)	3,041
4,860,000	KazMunayGas National Co. JSC 144A,
	6.38%, 4/09/21 (c)	5,167

		24,292

Kenya (USD) (1%)
13,381,000	Kenya Government International Bond 144A,
	5.88%, 6/24/19 (c)	13,874

Luxembourg (USD) (1%)
1,690,000	Actavis Funding SCS, 4.55%, 3/15/35	1,702
4,250,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (c)	4,369

		6,071

Malaysia (USD) (1%)
7,120,000	Petronas Capital Ltd. 144A, 3.50%, 3/18/25 (c)	7,265
2,205,000	Petronas Capital Ltd. 144A, 4.50%, 3/18/45 (c)	2,260

		9,525

Mexico (EUR) (0%)
2,930,000	Mexico Government International Bond,
	4.00%, 3/15/15	3,295

Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,861
71,600,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (c)	4,584

		6,445

Mexico (USD) (5%)
2,870,000	BBVA Bancomer SA/Grand Cayman 144A,
	6.01%, 5/17/22 (c)	3,017
1,806,778	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (c)	1,915
1,260,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (c)	1,343
2,280,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (c)	2,269
3,530,000	Mexico Government International Bond,
	4.00%, 10/02/23	3,714
9,865,000	Mexico Government International Bond,
	4.60%, 1/23/46	9,877
443,000	Mexico Government International Bond,
	5.55%, 1/21/45	507
2,790,000	Petroleos Mexicanos 144A, 5.50%, 6/27/44 (c)	2,766
1,925,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,909
2,520,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,781
12,040,000	Petroleos Mexicanos, 6.63%, 6/15/35	13,629
3,030,000	Unifin Financiera SA de CV 144A,
	6.25%, 7/22/19 (c)	2,943

		46,670

Mongolia (USD) (0%)
1,460,000	Republic of Mongolia 144A, 5.13%, 12/05/22 (c)	1,318

Morocco (USD) (1%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,980
7,150,000	OCP SA 144A, 5.63%, 4/25/24 (c)	7,661

		9,641

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (2%)
4,140,000	Ajecorp BV 144A, 6.50%, 5/14/22 (c)	$ 2,919
8,560,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.38%, 10/06/20 (c)	9,105
3,980,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.95%, 7/10/42 (c)	4,099
2,310,000	VimpelCom Holdings BV 144A,
	5.20%, 2/13/19 (c)	2,168
2,890,000	VimpelCom Holdings BV 144A,
	7.50%, 3/01/22 (c)	2,876
2,370,000	VTR Finance BV 144A, 6.88%, 1/15/24 (c)	2,458

		23,625

Nigeria (USD) (1%)
3,515,000	Nigeria Government International Bond 144A,
	6.75%, 1/28/21 (c)	3,779
3,740,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (c)	3,618

		7,397

Pakistan (USD) (1%)
5,540,000	Pakistan Government International Bond 144A,
	7.25%, 4/15/19 (c)	5,869
3,975,000	Pakistan Government International Bond 144A,
	8.25%, 4/15/24 (c)	4,353

		10,222

Panama (USD) (4%)
3,660,000	AES El Salvador Trust II 144A,
	6.75%, 3/28/23 (c)	3,340
3,180,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (c)	3,196
4,105,000	Panama Government International Bond,
	3.75%, 3/16/25	4,177
4,180,000	Republic of Panama, 5.20%, 1/30/20	4,692
14,840,000	Republic of Panama, 6.70%, 1/26/36	19,255
3,135,000	Republic of Panama, 9.38%, 4/01/29	4,785

		39,445

Paraguay (USD) (1%)
2,690,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (c)	2,798
7,550,000	Republic of Paraguay 144A, 6.10%, 8/11/44 (c)	8,192
1,050,000	Telefonica Celular del Paraguay SA 144A,
	6.75%, 12/13/22 (c)	1,098

		12,088

Peru (USD) (3%)
2,920,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (c)	3,308
5,160,000	Peruvian Government International Bond,
	5.63%, 11/18/50	6,231
4,280,000	Peruvian Government International Bond,
	7.35%, 7/21/25	5,810
5,345,000	Republic of Peru, 6.55%, 3/14/37	7,102
4,940,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (c)	4,977

		27,428

Philippines (USD) (3%)
2,323,000	Philippine Government International Bond,
	3.95%, 1/20/40	2,467
3,480,000	Power Sector Assets & Liabilities Management
	Corp. 144A, 7.39%, 12/02/24 (c)	4,707
2,610,000	Republic of Philippines, 4.20%, 1/21/24	2,930

Semi-Annual Report	59

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
7,765,000	Republic of Philippines, 6.38%, 10/23/34	$ 10,871
4,993,000	Republic of Philippines, 7.75%, 1/14/31	7,483

		28,458

Romania (USD) (2%)
4,690,000	Romanian Government International Bond
	144A, 4.38%, 8/22/23 (c)	4,995
6,750,000	Romanian Government International Bond
	144A, 4.88%, 1/22/24 (c)	7,450
3,620,000	Romanian Government International Bond
	144A, 6.13%, 1/22/44 (c)	4,537
4,270,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (c)	5,151

		22,133

Russian Federation (USD) (1%)
2,000,000	Russian Foreign Bond—Eurobond 144A,
	3.50%, 1/16/19 (c)	1,969
5,700,000	Russian Foreign Bond—Eurobond 144A,
	4.88%, 9/16/23 (c)	5,614

		7,583

Senegal (USD) (2%)
11,675,000	Republic of Senegal 144A, 6.25%, 7/30/24 (c)	11,561
4,684,000	Republic of Senegal 144A, 8.75%, 5/13/21 (c)	5,314

		16,875

Serbia (USD) (1%)
5,560,000	Republic of Serbia 144A, 5.25%, 11/21/17 (c)	5,771
6,550,000	Republic of Serbia 144A, 5.88%, 12/03/18 (c)	6,945
1,340,000	Republic of Serbia 144A, 7.25%, 9/28/21 (c)	1,547

		14,263

Singapore (INR) (0%)
81,000,000	Standard Chartered Bank/Singapore,
	7.16%, 5/23/23	1,227
70,000,000	Standard Chartered Bank/Singapore,
	7.28%, 6/05/19	1,088
50,000,000	Standard Chartered Bank/Singapore,
	8.83%, 11/29/23	834

		3,149

Singapore (USD) (0%)
2,125,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (c)	2,162

South Africa (USD) (2%)
8,190,000	Eskom Holdings SOC Ltd. 144A,
	5.75%, 1/26/21 (c)	8,198
4,280,000	South Africa Government International Bond,
	5.50%, 3/09/20	4,708
4,080,000	South Africa Government International Bond,
	5.88%, 5/30/22	4,612
4,070,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (c)	3,944

		21,462

Sri Lanka (USD) (2%)
2,570,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (c)	2,650
4,630,000	National Savings Bank 144A, 8.88%, 9/18/18 (c)	5,047
2,105,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (c)	2,162
4,430,000	Sri Lanka Government International Bond 144A,
	5.13%, 4/11/19 (c)	4,452
7,310,000	Sri Lanka Government International Bond 144A,
	6.00%, 1/14/19 (c)	7,566

		21,877

Principal or Shares	Security Description	Value (000)
Sweden (USD) (0%)
4,150,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (c)	$ 4,667

Tanzania (USD) (1%)
9,320,000	United Republic of Tanzania, 6.40%, 3/09/20 (d)	9,623

Tunisia (USD) (1%)
9,580,000	Banque Centrale de Tunisie SA 144A,
	5.75%, 1/30/25 (c)	9,927

Turkey (USD) (4%)
7,540,000	Export Credit Bank of Turkey 144A,
	5.00%, 9/23/21 (c)	7,616
2,120,000	Export Credit Bank of Turkey 144A,
	5.88%, 4/24/19 (c)	2,248
2,700,000	Republic of Turkey, 4.88%, 4/16/43	2,616
6,060,000	Republic of Turkey, 6.25%, 9/26/22	6,863
4,570,000	Republic of Turkey, 6.88%, 3/17/36	5,580
4,610,000	Republic of Turkey, 7.38%, 2/05/25	5,676
3,700,000	Republic of Turkey, 8.00%, 2/14/34	4,996
4,570,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (c)	4,666

		40,261

Ukraine (USD) (1%)
5,645,000	Ukraine Government International Bond 144A,
	7.50%, 4/17/23 (c)	2,715
3,600,000	Ukraine Government International Bond 144A,
	7.75%, 9/23/20 (c)	1,665
5,830,000	Ukraine Government International Bond 144A,
	7.80%, 11/28/22 (c)	2,699

		7,079

United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore 144A,
	7.16%, 5/23/23 (c)	4,469
250,000,000	Standard Chartered Bank/Singapore 144A,
	7.28%, 6/05/19 (c)	3,886
43,000,000	Standard Chartered Bank/Singapore,
	9.34%, 8/27/24	721

		9,076

United States (USD) (1%)
6,450,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (c)	7,376
760,000	Southern Copper Corp., 3.88%, 4/23/25	758
2,830,000	Southern Copper Corp., 5.88%, 4/23/45	2,797

		10,931

Uruguay (USD) (3%)
21,180,000	Uruguay Government International Bond,
	4.50%, 8/14/24	22,821
6,749,580	Uruguay Government International Bond,
	5.10%, 6/18/50	6,888

		29,709

Venezuela (USD) (3%)
3,500,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (d)	2,065
14,560,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	6,005
6,620,000	Petroleos de Venezuela SA 144A,
	6.00%, 11/15/26 (c)	2,780
9,740,000	Petroleos de Venezuela SA,
	9.00%, 11/17/21 (d)(e)	4,796
5,125,000	Petroleos de Venezuela SA 144A,
	9.75%, 5/17/35 (c)	2,513
8,550,000	Republic of Venezuela, 6.00%, 12/09/20 (d)	3,676
2,640,000	Republic of Venezuela, 7.00%, 3/31/38 (d)(e)	1,089

60	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
6,584,000	Republic of Venezuela, 7.65%, 4/21/25	$ 2,848

		25,772

Vietnam (USD) (1%)
5,270,000	Vietnam Government International Bond 144A,
	4.80%, 11/19/24 (c)	5,520

Virgin Islands (British) (USD) (1%)
4,720,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (c)	4,803
935,000	State Grid Overseas Investment 2013 Ltd. 144A,
	4.38%, 5/22/43 (c)	975

		5,778

Zambia (USD) (1%)
900,000	Republic of Zambia 144A, 5.38%, 9/20/22 (c)	839
9,025,000	Zambia Government International Bond 144A,
	8.50%, 4/14/24 (c)	9,792

		10,631

Total Bonds (Cost - $989,735)		986,554

Investment Company (2%)
21,793,484	Payden Cash Reserves Money Market Fund *
	(Cost - $21,793)	21,793

Total (Cost - $1,011,528) (99%)		1,008,347
Other Assets, net of Liabilities (1%)		9,089

Net Assets (100%)		$ 1,017,436

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or a portion of these securities are on loan. At April 30, 2015, the total market value of the Fund’s securities on loan is $2,222 and the total market value of the collateral held by the Fund is $2,309. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/29/2015	Japanese Yen (Sell 1,217,000)	Barclays Bank PLC	$37

Liabilities:
5/27/2015	Euro (Sell 26,462)	Barclays Bank PLC	$(81)
5/21/2015	Hungarian Forint (Sell 641,900)	State Street Bank & Trust Co.	(2)
5/26/2015	South African Rand (Sell 27,850)	The Royal Bank of Scotland PLC	(37)
5/21/2015	Turkish Lira (Sell 13,743)	Barclays Bank PLC	(44)

			$(164)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements	$2,222
of Assets and Liabilities[1]
Non-cash Collateral[2]	(2,222)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report	61

Payden Emerging Markets Local Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in foreign and U.S. currencies.

Portfolio Composition - percent of value

Foreign Government	80%
Corporate	17%
Cash equivalent	3%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (93%)
Brazil (BRL) (9%)
23,699,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/17	$ 7,490
3,802,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	1,129
3,994,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/23	1,159
8,935,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/25	2,536
2,250,000	BRF SA 144A, 7.75%, 5/22/18 (a)	620

		12,934

Chile (CLP) (0%)
129,000,000	Republic of Chile, 5.50%, 8/05/20	227

Colombia (COP) (7%)
540,000,000	Colombia Government International Bond,
	7.75%, 4/14/21	257
1,920,000,000	Colombian TES, 5.00%, 11/21/18	805
6,545,000,000	Colombian TES, 7.00%, 5/04/22	2,855
7,039,000,000	Colombian TES, 10.00%, 7/24/24	3,614
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	412
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A,
	7.00%, 1/17/23 (a)	554
1,245,000,000	Empresas Publicas de Medellin ESP 144A,
	7.63%, 9/10/24 (a)	521
1,036,000,000	Empresas Publicas de Medellin ESP 144A,
	8.38%, 2/01/21 (a)	464
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter
	144A, 7.88%, 8/12/24 (a)	678

		10,160

Costa Rica (CRC) (0%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	415

Germany (IDR) (3%)
31,000,000,000	Deutsche Bank AG/London 144A,
	5.63%, 5/17/23 (a)	2,105
9,000,000,000	Deutsche Bank AG/London 144A,
	7.00%, 5/17/22 (a)	671
24,700,000,000	Deutsche Bank AG/London 144A,
	8.25%, 6/17/32 (a)	1,946

		4,722

Hungary (HUF) (3%)
100,000,000	Hungary Government Bond, 3.50%, 6/24/20	382
82,300,000	Hungary Government Bond, 4.00%, 4/25/18	319
302,000,000	Hungary Government Bond, 5.50%, 6/24/25	1,305
46,960,000	Hungary Government Bond, 6.75%, 11/24/17	195
611,810,000	Hungary Government Bond, 7.00%, 6/24/22	2,783

		4,984

Principal or Shares	Security Description	Value (000)
Indonesia (IDR) (1%)
10,000,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	$ 802

Luxembourg (BRL) (0%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	665

Malaysia (MYR) (9%)
5,375,000	Malaysia Government Bond, 3.31%, 10/31/17	1,510
1,250,000	Malaysia Government Bond, 3.42%, 8/15/22	342
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,418
12,760,000	Malaysia Government Bond, 4.16%, 7/15/21	3,667
11,275,000	Malaysia Government Bond, 4.26%, 9/15/16	3,211
2,250,000	Malaysia Government Bond, 4.38%, 11/29/19	653
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	1,274
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	756

		12,831

Mexico (MXN) (10%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	980
72,300	America Movil SAB de CV, 6.45%, 12/05/22	459
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	414
43,973,500	Mexican Bonos, 6.50%, 6/10/21	3,007
43,450,000	Mexican Bonos, 6.50%, 6/09/22	2,966
18,100,000	Mexican Bonos, 7.75%, 5/29/31	1,350
5,200,000	Mexican Bonos, 7.75%, 11/13/42	392
17,200,000	Mexican Bonos, 8.00%, 6/11/20	1,259
14,640,000	Mexican Bonos, 8.50%, 5/31/29	1,156
4,999,000	Mexican Bonos, 8.50%, 11/18/38	405
19,300,100	Mexican Bonos, 10.00%, 12/05/24	1,632
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	1,095
9,900,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	634

		15,749

Peru (PEN) (2%)
2,010,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	634
500,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	163
2,930,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	971
1,420,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	532

		2,300

Philippines (PHP) (1%)
52,000,000	Republic of Philippines, 6.25%, 1/14/36	1,376

Poland (PLN) (10%)
6,375,000	Poland Government Bond, 3.25%, 7/25/25	1,867
6,542,000	Poland Government Bond, 4.00%, 10/25/23	2,016
15,530,000	Poland Government Bond, 5.50%, 10/25/19	4,929
18,345,000	Poland Government Bond, 5.75%, 10/25/21	6,127

		14,939

Romania (RON) (2%)
2,150,000	Romania Government Bond, 5.60%, 11/28/18	614
3,780,000	Romania Government Bond, 5.85%, 4/26/23	1,144
4,280,000	Romania Government Bond, 5.95%, 6/11/21	1,280

		3,038

62	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Russian Federation (RUB) (4%)
153,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	$ 2,436
5,700,000	Russian Federal Bond - OFZ, 7.40%, 4/19/17	105
176,920,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	3,009
25,180,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	420

		5,970

Singapore (INR) (0%)
38,000,000	Standard Chartered Bank/Singapore,
	8.83%, 11/29/23	633

South Africa (ZAR) (9%)
38,400,000	Republic of South Africa, 6.25%, 3/31/36	2,516
27,035,019	Republic of South Africa, 6.50%, 2/28/41	1,789
29,300,000	Republic of South Africa, 7.00%, 2/28/31	2,161
42,948,852	Republic of South Africa, 7.25%, 1/15/20	3,586
2,870,000	Republic of South Africa, 8.25%, 9/15/17	248
14,530,000	Republic of South Africa, 10.50%, 12/21/26	1,460
13,845,000	South Africa Government Bond, 8.00%, 1/31/30	1,127
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	945

		13,832

Thailand (THB) (7%)
24,110,000	Thailand Government Bond, 3.25%, 6/16/17	757
41,200,000	Thailand Government Bond, 3.45%, 3/08/19	1,315
56,500,000	Thailand Government Bond, 3.63%, 6/16/23	1,868
67,470,000	Thailand Government Bond, 3.65%, 12/17/21	2,202
116,710,000	Thailand Government Bond, 3.88%, 6/13/19	3,798
35,800,000	Thailand Government Bond, 4.88%, 6/22/29	1,336

		11,276

Turkey (TRY) (8%)
2,565,000	Turkey Government Bond, 6.30%, 2/14/18	887
10,970,000	Turkey Government Bond, 7.10%, 3/08/23	3,626
2,292,824	Turkey Government Bond, 8.80%, 11/14/18	843
6,725,000	Turkey Government Bond, 9.00%, 3/08/17	2,504
3,070,000	Turkey Government Bond, 9.00%, 7/24/24	1,146
150,000	Turkey Government Bond, 9.50%, 1/12/22	57
2,420,000	Turkey Government Bond, 10.40%, 3/20/24	976
5,890,000	Turkey Government Bond, 10.50%, 1/15/20	2,324
330,000	Turkey Government Bond, 10.70%, 2/24/16	124

		12,487

United Kingdom (IDR) (2%)
8,900,000,000	Standard Chartered Bank 144A,
	8.38%, 9/17/26 (a)	714
5,800,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 3/19/24 (a)	468
14,000,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 9/17/26 (a)	1,122

		2,304

United Kingdom (INR) (3%)
60,000,000	Standard Chartered Bank/Singapore 144A,
	7.16%, 5/23/23 (a)	909
24,000,000	Standard Chartered Bank/Singapore,
	7.16%, 5/23/23	363
111,000,000	Standard Chartered Bank/Singapore 144A,
	7.28%, 6/05/19 (a)	1,726

Principal or Shares	Security Description	Value (000)

13,000,000	Standard Chartered Bank/Singapore,
	7.28%, 6/05/19	$ 202
51,000,000	Standard Chartered Bank/Singapore 144A,
	8.83%, 11/29/23 (a)	850
13,000,000	Standard Chartered Bank/Singapore,
	9.34%, 8/27/24	218

		4,268

United States (IDR) (3%)
5,500,000,000	JPMorgan Chase Bank, N.A., 8.38%, 3/19/24	444
49,194,000,000	JPMorgan Chase Bank, N.A. 144A,
	9.50%, 7/17/31 (a)	4,288

		4,732

Total Bonds (Cost - $156,860)		140,644

Investment Company (3%)
679,907	Payden Cash Reserves Money Market Fund *	680
375,723	Payden Emerging Markets Corporate Bond Fund,
	SI Class *	3,780

Total Investment Company (Cost - $4,580)		4,460

Total (Cost - $161,440) (96%)		145,104
Other Assets, net of Liabilities (4%)		5,540

Net Assets (100%)		$ 150,644

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
5/27/2015	Euro (Sell 7,774)	Barclays Bank PLC	$53
5/21/2015	Hungarian Forint (Sell 121,900)	UBS AG	3
5/29/2015	Japanese Yen (Sell 358,000)	Barclays Bank PLC	16
6/22/2015	Malaysian Ringgit (Buy 5,115)	HSBC Bank USA, N.A.	31
6/15/2015	Nuevo Sol (Buy 1,572)	Citibank, N.A.	1
6/11/2015	Philippine Peso (Sell 36,590)	HSBC Bank USA, N.A.	5
7/27/2015	Russian Ruble (Buy 63,010)	HSBC Bank USA, N.A.	60

			$169

See notes to financial statements.

Semi-Annual Report	63

Payden Emerging Markets Corporate Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade corporate debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	96%
Foreign Government	3%
Cash equivalent	1%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Argentina (USD) (1%)
230,000	YPF SA 144A, 8.50%, 7/28/25 (a)	$ 235

Australia (USD) (2%)
240,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	250
200,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A,
	4.50%, 10/03/23 (a)	216
155,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (a)	136

		602

Austria (USD) (1%)
280,000	ESAL GmbH 144A, 6.25%, 2/05/23 (a)	278

Azerbaijan (USD) (1%)
440,000	International Bank of Azerbaijan OJSC,
	5.63%, 6/11/19	425

Barbados (USD) (1%)
200,000	Columbus International Inc. 144A,
	7.38%, 3/30/21 (a)	218

Bermuda (USD) (3%)
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	539
210,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	205
200,000	GCX Ltd. 144A, 7.00%, 8/01/19 (a)	203
380,000	Ooredoo International Finance Ltd. 144A,
	3.88%, 1/31/28 (a)	374

		1,321

Brazil (USD) (2%)
235,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	225
150,000	Embraer SA, 5.15%, 6/15/22	159
620,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)	229

		613

Canada (USD) (2%)
205,000	Evraz Inc. NA Canada 144A,
	7.50%, 11/15/19 (a)	201
385,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (a)	360
285,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (a)	224

		785

Cayman Islands (USD) (11%)
470,000	ADCB Finance Cayman Ltd., 3.13%, 5/28/23	471
250,000	AES Andres Dominicana Ltd./Itabo Dominicana
	Ltd. 144A, 9.50%, 11/12/20 (a)	261
205,000	Alibaba Group Holding Ltd. 144A,
	4.50%, 11/28/34 (a)	205

Principal or Shares	Security Description	Value (000)

330,000	Comcel Trust, 6.88%, 2/06/24 (b)	$ 355
230,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	196
400,000	Hutchison Whampoa International 11 Ltd.
	144A, 4.63%, 1/13/22	441
485,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (a)	516
225,000	Industrial Senior Trust 144A,
	5.50%, 11/01/22 (a)	223
235,000	MAF Global Securities Ltd., 4.75%, 5/07/24 (b)	249
220,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/04/20 (a)	217
195,500	Odebrecht Drilling Norbe VIII / IX Ltd. 144A,
	6.35%, 6/30/21 (a)	183
260,000	Odebrecht Finance Ltd. 144A,
	7.13%, 6/26/42 (a)	233
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	206
250,000	Tencent Holdings Ltd. 144A, 3.80%, 2/11/25 (a)	251

		4,007

Chile (USD) (5%)
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	305
360,000	Corpbanca SA, 3.13%, 1/15/18	363
220,000	Empresa Electrica Angamos SA 144A,
	4.88%, 5/25/29 (a)	223
340,000	Empresa Nacional del Petroleo 144A,
	4.38%, 10/30/24 (a)	348
300,000	GNL Quintero SA 144A, 4.63%, 7/31/29 (a)	314
300,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	305

		1,858

China (USD) (1%)
230,000	Bank of China Ltd. 144A, 5.00%, 11/13/24 (a)	242
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 3.23%, 11/13/19	257

		499

Colombia (USD) (1%)
340,000	Banco Bilbao Vizcaya Argentaria Colombia SA
	144A, 4.88%, 4/21/25 (a)	344
200,000	Colombia Government International Bond,
	4.38%, 7/12/21	213

		557

Costa Rica (USD) (1%)
200,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	206
200,000	Costa Rica Government International Bond
	144A, 7.16%, 3/12/45 (a)	208

		414

Dominica Republic (USD) (0%)
210,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.75%, 11/13/19 (a)	208

64	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Georgia (USD) (1%)
250,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	$ 263

Ghana (USD) (1%)
230,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	223

Guernsey (USD) (1%)
230,000	Credit Suisse Group Funding Guernsey Ltd.
	144A, 2.75%, 3/26/20 (a)	231

Hong Kong (USD) (1%)
250,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	257

India (USD) (3%)
260,000	ICICI Bank Ltd./Dubai 144A,
	4.70%, 2/21/18 (a)	276
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	203
260,000	Reliance Industries Ltd. 144A,
	4.88%, 2/10/45 (a)	249
260,000	State Bank of India/London 144A,
	4.13%, 8/01/17 (a)	272

		1,000

Indonesia (USD) (3%)
520,000	Bank Rakyat Indonesia Persero Tbk PT,
	2.95%, 3/28/18 (b)	527
200,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	201
260,000	Perusahaan Gas Negara Persero Tbk PT 144A,
	5.13%, 5/16/24 (a)	273

		1,001

Israel (USD) (3%)
445,000	Israel Electric Corp. Ltd., 2.00%, 1/17/18	444
350,000	Israel Electric Corp. Ltd. 144A,
	7.25%, 1/15/19 (a)	403
220,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (a)	231

		1,078

Kazakhstan (USD) (2%)
200,000	Halyk Savings Bank of Kazakhstan JSC 144A,
	7.25%, 5/03/17 (a)	207
240,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/30/43 (a)	219
180,000	KazMunayGas National Co. JSC 144A,
	9.13%, 7/02/18 (a)	204

		630

Luxembourg (USD) (3%)
230,000	Actavis Funding SCS, 3.00%, 3/12/20	235
80,000	Actavis Funding SCS, 4.55%, 3/15/35	81
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	243
1	Ardagh Finance Holdings SA 144A,
	8.63%, 6/15/19 (a)	—
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	267
270,000	Millicom International Cellular SA 144A,
	4.75%, 5/22/20 (a)	267
270,000	TMK OAO Via TMK Capital SA,
	6.75%, 4/03/20 (b)	232

		1,325

Marshall Islands (USD) (1%)
290,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	343

Mexico (MXN) (1%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	218

Principal or Shares	Security Description	Value (000)
Mexico (USD) (7%)
235,000	Alfa SAB de CV 144A, 5.25%, 3/25/24 (a)	$ 255
200,000	BBVA Bancomer SA/Grand Cayman 144A,
	6.01%, 5/17/22 (a)	210
200,000	Cemex SAB de CV 144A, 9.50%, 6/15/18 (a)	223
240,000	Elementia SAB de CV 144A, 5.50%, 1/15/25 (a)	240
248,184	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	263
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	213
230,000	Grupo Cementos de Chihuahua SAB de CV
	144A, 8.13%, 2/08/20 (a)	250
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	199
250,000	Mexico Generadora de Energia S de rl 144A,
	5.50%, 12/06/32 (a)	255
200,000	Mexico Government International Bond,
	3.63%, 3/15/22	207
200,000	Petroleos Mexicanos, 5.50%, 1/21/21	221
200,000	Unifin Financiera SA de CV 144A,
	6.25%, 7/22/19 (a)	194

		2,730

Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	209
240,000	OCP SA 144A, 4.50%, 10/22/25 (a)	233
460,000	OCP SA 144A, 5.63%, 4/25/24 (a)	493

		935

Netherlands (USD) (4%)
300,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	211
200,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	194
280,000	Indosat Palapa Co. BV 144A, 7.38%, 7/29/20 (a)	293
200,000	Listrindo Capital BV 144A, 6.95%, 2/21/19 (a)	212
215,000	Lukoil International Finance BV 144A,
	6.13%, 11/09/20 (a)	217
210,000	VimpelCom Holdings BV 144A,
	7.50%, 3/01/22 (a)	209
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	337

		1,673

Panama (USD) (1%)
220,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)	221

Paraguay (USD) (1%)
385,000	Banco Regional SAECA 144A,
	8.13%, 1/24/19 (a)	416

Peru (USD) (1%)
200,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	227
320,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	322

		549

Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.84%, 9/30/27 (a)	290

Senegal (USD) (1%)
200,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	227

Singapore (USD) (2%)
320,000	Flextronics International Ltd., 4.63%, 2/15/20	336
250,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	254

		590

Semi-Annual Report	65

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
South Korea (USD) (2%)
260,000	Korea Development Bank, 3.00%, 3/17/19	$ 271
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	2.88%, 10/02/18 (a)	453
210,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	212

		936

Spain (USD) (1%)
200,000	Banco Bilbao Vizcaya Argentaria SA,
	9.00%, 5/29/49	217

Sri Lanka (USD) (1%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	218

Sweden (USD) (2%)
220,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	248
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	514

		762

Switzerland (USD) (1%)
250,000	UBS AG/Stamford CT, 1.80%, 3/26/18	251

Thailand (USD) (2%)
425,000	Bangkok Bank PCL/Hong Kong 144A,
	4.80%, 10/18/20 (a)	470
250,000	Thai Oil PCL 144A, 3.63%, 1/23/23 (a)	252

		722

Turkey (USD) (3%)
330,000	Akbank TAS 144A, 4.00%, 1/24/20 (a)	322
550,000	Turkiye Garanti Bankasi AS 144A,
	4.00%, 9/13/17 (a)	558
270,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (a)	276

		1,156

United Arab Emirates (USD) (3%)
390,000	Abu Dhabi National Energy Co. 144A,
	5.88%, 12/13/21 (a)	463
200,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	226
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19	280
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	240

		1,209

United Kingdom (USD) (1%)
225,000	HSBC Holdings PLC, 5.63%, 12/29/49	230
230,000	Vedanta Resources PLC 144A,
	9.50%, 7/18/18 (a)	240

		470

United States (USD) (8%)
205,571	American Airlines 2013-1 Class B Pass Through
	Trust 144A, 5.63%, 1/15/21 (a)	215
195,000	AT&T Inc., 4.75%, 5/15/46	191
470,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (a)	537
240,000	Citigroup Inc., 5.80%, 11/29/49	242
410,000	First Cash Financial Services Inc.,
	6.75%, 4/01/21	426
200,000	FS Investment Corp., 4.25%, 1/15/20	203
230,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	231

Principal or Shares	Security Description	Value (000)

230,000	Morgan Stanley, 5.55%, 12/29/49	$ 232
480,000	Southern Copper Corp., 3.88%, 4/23/25	479
200,000	Southern Copper Corp., 5.88%, 4/23/45	198
200,000	Sprint Capital Corp., 6.90%, 5/01/19	207

		3,161

Vietnam (USD) (0%)
200,000	Vietnam Government International Bond 144A,
	4.80%, 11/19/24 (a)	209

Virgin Islands (British) (USD) (3%)
450,000	Sinopec Group Overseas Development 2015 Ltd.
	144A, 2.50%, 4/28/20 (a)	447
350,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (a)	356
210,000	Yingde Gases Investment Ltd. 144A,
	8.13%, 4/22/18 (a)	198

		1,001

Total Bonds (Cost - $36,179)		36,532

Investment Company (1%)
374,176	Payden Cash Reserves Money Market Fund *
	(Cost - $374)	374

Total (Cost - $36,553) (100%)		36,906
Other Assets, net of Liabilities (0%)		82

Net Assets (100%)		$ 36,988

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/19/2015	Mexican Peso (Sell 3,370)	Credit Suisse	$ 6
		First Boston
		International

Liabilities:
5/27/2015	Euro (Sell 96)	Barclays Bank PLC	$(3)
5/26/2015	South African Rand	The Royal Bank of	(1)
	(Sell 1,000)	Scotland PLC
5/21/2015	Turkish Lira (Sell 435)	Barclays Bank PLC	(2)

			$(6)

See notes to financial statements.

66	Payden Mutual Funds

Payden Equity Income Fund

The Fund seeks growth of capital by investing in U.S. large capitalization value stocks and income producing equity securities with above average dividend yields with up to 30% in foreign securities.

Portfolio Composition - percent of value
Financial	17%
Energy	12%
Consumer Staple	12%
Technology	9%
Real Estate Investment Trust	8%
Other	42%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (99%)
Common Stock (89%)
151600	AbbVie Inc.	$ 9,802
335600	Altria Group Inc.	16,797
136100	Ameren Corp.	5,572
178200	Arthur J Gallagher & Co.	8,523
165200	AT&T Inc.	5,723
96300	Bank of Hawaii Corp.	5,816
121600	BioMed Realty Trust Inc.	2,523
211900	Chesapeake Lodging Trust	6,728
72700	Chevron Corp.	8,074
401400	Cisco Systems Inc.	11,572
129500	CME Group Inc.	11,773
97200	ConocoPhillips	6,602
94200	Consolidated Edison Inc.	5,798
68600	Corrections Corp. of America	2,524
95100	Deere & Co.	8,608
80100	Dominion Resources Inc./VA	5,742
118100	Dow Chemical Co.	6,023
121600	Duke Energy Corp.	9,433
119800	EI du Pont de Nemours & Co.	8,769
148300	Equity Residential	10,953
259300	Federated Investors Inc.	8,920
468800	General Electric Co.	12,695
158900	General Mills Inc.	8,794
159900	Hasbro Inc.	11,319
332300	Intel Corp.	10,816
42300	International Business Machines Corp.	7,246
158200	International Paper Co.	8,498
192700	JPMorgan Chase & Co.	12,190
93500	Kimberly-Clark Corp.	10,256
277500	Kinder Morgan Inc.	11,919
168800	Kraft Foods Group Inc.	14,306
99300	Las Vegas Sands Corp.	5,251
80900	Lockheed Martin Corp.	15,096
178600	Lorillard Inc.	12,477
221000	Maxim Integrated Products Inc.	7,255
120300	McDonald’s Corp.	11,615
198600	Merck & Co. Inc.	11,829
116100	MetLife Inc.	5,955
127700	Microchip Technology Inc.	6,086
138600	Microsoft Corp.	6,741
205900	Paychex Inc.	9,963
448200	Pfizer Inc.	15,207
67300	Philip Morris International Inc.	5,618
133400	Prologis Inc.	5,363
72700	Prudential Financial Inc.	5,932
56400	Public Storage	10,598
493700	Regal Entertainment Group	10,861
77800	Royal Dutch Shell PLC	5,025
93400	Seagate Technology PLC	5,484
44100	Simon Property Group Inc.	8,004
194300	Six Flags Entertainment Corp.	9,136

Principal or Shares	Security Description	Value (000)

193900	Southern Co.	$ 8,590
193100	Target Corp.	15,222
242800	Verizon Communications Inc.	12,247
219800	Waste Management Inc.	10,887
256300	Wells Fargo & Co.	14,122
145200	Westar Energy Inc.	5,467
114900	Williams Companies Inc.	5,882

		520,227

Master Limited Partnerships (5%)
343300	Enterprise Products Partners LP	11,758
73400	Magellan Midstream Partners LP	6,129
43700	MarkWest Energy Partners LP	2,948
210100	Plains All American Pipeline LP	10,528

		31,363

Preferred Stock (5%)
115200	Bank of America Corp.	2,989
137000	DDR Corp.	3,499
95900	Discover Financial Services	2,470
312600	Goldman Sachs Group Inc.	7,842
49000	Public Storage	1,256
110900	US Bancorp	3,303
192600	Wells Fargo & Co.	4,925

		26,284

Total Stocks (Cost - $534,864)		577,874

Investment Company (1%)
6,761,057	Payden Cash Reserves Money Market Fund * (Cost - $6,761)	6,761

Total (Cost - $541,625) (100%)		584,635
Liabilities in excess of Other Assets (0%)		(2,220)

Net Assets (100%)		$ 582,415

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
5/28/2015	British Pound (Sell 3,000)	HSBC Bank USA, N.A.	$30

See notes to financial statements.

Semi-Annual Report	67

Statements of Assets & Liabilities

April 30, 2015 (Unaudited)

Numbers in 000s

	Payden	Payden
	Cash Reserves	Limited	Payden
	Money Market	Maturity	Low Duration
	Fund	Fund	Fund
ASSETS:
Investments, at value *	$261,821	$384,074	$852,100
Affiliated investments, at value **	—	3,712	2,518
Repurchase agreements, at value ***	105,000	—	—
Foreign cash ****	—	157	4
Cash	—	2	—
Cash pledged for financial futures contracts	—	—	—
Receivable for:
Interest and dividends	14	797	3,338
Investments sold	—	10,470	16,985
Fund shares sold	220	209	9,052
Futures	—	56	149
Forward currency contracts	—	—	—
Variation margin on centrally cleared swaps	—	—	—
Receivable from Advisor (Note 3)	53	—	—
Other assets	63	50	60
Total Assets	367,171	399,527	884,206
LIABILITIES:
Payable for:
Bank overdraft	200	—	9,012
Forward currency contracts	—	829	733
Investments purchased	—	12,892	18,211
Fund shares redeemed	202	24	223
Futures	—	20	71
Swaps*****	—	—	—
Distributions payable	2	10	103
Accrued expenses:
Investment advisory fees (Note 3)	—	12	119
Administration fees (Note 3)	50	48	108
Distribution fees (Note 3)	—	—	—
Trustee fees and expenses	4	3	7
Other liabilities	75	82	171
Total Liabilities	533	13,920	28,758
NET ASSETS	$366,638	$385,607	$855,448

NET ASSETS:
Paid in capital	$366,637	$392,502	$855,582
Undistributed net investment income (loss)	(3)	(453)	(312)
Undistributed net realized gains (losses) from investments	4	(3,764)	3,160
Net unrealized appreciation (depreciation) from:
Investments	—	(1,852)	(2,245)
Translation of assets and liabilities in foreign currencies	—	(826)	(737)
NET ASSETS	$366,638	$385,607	$855,448

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$366,638	$385,607	$855,448
Shares Outstanding	366,631	40,706	84,535
Net Asset Value Per Share	$ 1.00	$ 9.47	$ 10.12

SI Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$261,821	$385,844	$854,144
** Affiliated investments, at cost	—	3,712	2,518
*** Repurchase agreements, at cost	105,000	—	—
**** Foreign cash, at cost	—	154	4
***** Swaps, at cost	—	—	—

See notes to financial statements.

68	Payden Mutual Funds

Payden
U.S.	Payden	Payden	Payden	Payden	Payden	Payden
Government	GNMA	Core Bond	Corporate Bond	Strategic Income	Absolute Return	Floating Rate
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$114,940	$427,908	$673,638	$64,784	$124,957	$44,477	$166,887
10,844	11,294	67,490	2,045	7,657	1,262	13,895
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	1	—	—	21	52	204
225	461	—	—	—	130	—

264	728	3,473	713	829	187	590
287	371	3,497	598	378	297	2,341
1,800	193	8,101	40	3	—	—
18	47	32	13	—	8	—
—	—	470	—	107	23	—
—	—	—	150	—	40	—
—	—	—	—	—	1	—
30	28	40	15	30	39	45
128,408	441,031	756,741	68,358	133,982	46,516	183,962

1,779	—	104	18	—	—	—
—	—	1,221	56	234	86	—
2,090	148,971	105,227	1,645	11,641	1,424	8,638
1	215	8	30	—	—	2
11	10	—	18	—	10	—
—	—	—	130	—	37	—
6	90	—	—	—	—	—
17	34	142	12	48	—	58
15	36	76	8	15	6	22
—	5	5	—	1	—	—
1	3	4	1	1	—	1
43	110	69	42	48	38	57
3,963	149,474	106,856	1,960	11,988	1,601	8,778
$124,445	$291,557	$649,885	$66,398	$121,994	$44,915	$175,184

$126,635	$309,445	$636,841	$63,829	$121,704	$44,884	$175,347
(395)	(2,796)	(1,197)	29	(79)	(48)	47
(2,731)	(25,667)	4,911	462	326	(157)	(401)
936	10,575	10,081	2,134	170	299	191
—	—	(751)	(56)	(127)	(63)	—
$124,445	$291,557	$649,885	$66,398	$121,994	$44,915	$175,184

$ 424	$ 23,212	$ 23,543	—	$ 6,223	$ 23	$ 85
40	2,330	2,182	—	620	2	8
$ 10.71	$ 9.96	$ 10.79	—	$ 10.04	$ 10.01	$ 10.04

$124,021	$268,345	$626,342	$66,398	$ 88,769	$26,529	$ 55,795
11,581	26,921	57,942	5,952	8,826	2,653	5,565
$ 10.71	$ 9.97	$ 10.81	$ 11.16	$ 10.06	$ 10.00	$ 10.03

—	—	—	—	$ 27,002	$18,363	$119,304
—	—	—	—	2,688	1,836	11,890
—	—	—	—	$ 10.05	$ 10.00	$ 10.03

$114,006	$417,156	$662,364	$62,699	$124,787	$44,184	$166,696
10,844	11,294	68,898	2,045	7,657	1,262	13,895
—	—	—	—	—		—
—	—	—	—	—	—	—
—	—	—	(114)	—	(33)	—

See notes to financial statements.

Semi-Annual Report	69

Statements of Assets & Liabilities continued

April 30, 2015 (Unaudited)

Numbers in 000s

		Payden
	Payden	California	Payden
	High Income	Municipal Income	Global Low
	Fund	Fund	Duration Fund
ASSETS:
Investments, at value *	$643,437	$44,023	$119,143
Affiliated investments, at value **	56,035	—	4
Foreign cash ***	—	—	1
Cash	—	—	5
Cash pledged for financial futures contracts	871	—	—
Receivable for:
Interest and dividends	9,868	485	533
Investments sold	—	—	2,020
Fund shares sold	602	—	25
Futures	100	—	22
Forward currency contracts	357	—	61
Other assets	47	2	11
Total Assets	711,317	44,510	121,825
LIABILITIES:
Payable for:
Forward currency contracts	1,001	—	346
Investments purchased	11,646	—	2,041
Fund shares redeemed	57	18	15
Futures	133	—	9
Distributions payable	—	20	—
Liability for securities on loan (Note 2)	—	—	—
Accrued expenses:
Investment advisory fees (Note 3)	199	8	25
Administration fees (Note 3)	85	6	15
Distribution fees (Note 3)	5	—	—
Trustee fees and expenses	5	—	1
Audit fees	24	20	21
Custodian fees	11	1	9
Other liabilities	139	10	31
Total Liabilities	13,305	83	2,513
NET ASSETS	$698,012	$44,427	$119,312

NET ASSETS:
Paid in capital	$692,609	$42,286	$121,979
Undistributed net investment income (loss)	182	(4)	(48)
Undistributed net realized gains (losses) from investments	(6,319)	497	(1,194)
Net unrealized appreciation (depreciation) from:
Investments	12,184	1,648	(1,138)
Translation of assets and liabilities in foreign currencies	(644)	—	(287)
NET ASSETS	$698,012	$44,427	$119,312

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	$ 24,461	—	—
Shares Outstanding	3,658	—	—
Net Asset Value Per Share	$ 6.69	—	—

Investor Class
Net Assets	$673,551	$44,427	$119,312
Shares Outstanding	100,750	4,281	11,814
Net Asset Value Per Share	$ 6.69	$ 10.38	$ 10.10

SI Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$631,223	$42,375	$120,249
** Affiliated investments, at cost	55,966	—	4
*** Foreign cash, at cost	—	—	1

See notes to financial statements.

70	Payden Mutual Funds

Payden	Payden	Payden	Payden
Global Fixed	Emerging	Emerging Markets	Emerging Markets	Payden
Income	Markets	Local Bond	Corporate	Equity Income
Fund	Bond Fund	Fund	Bond Fund	Fund

$48,452	$ 986,554	$140,644	$36,532	$577,874
13,752	21,793	4,460	374	6,761
334	—	478	—	—
—	46	30	—	—
—	—	—	—	—

392	14,728	3,307	522	1,092
335	12,229	1,871	252	9,131
132	296	120	—	99
19	—	—	—	—
108	37	169	6	30
10	63	26	23	44
63,534	1,035,746	151,105	37,709	595,031

886	164	—	6	—
1,757	14,902	1	657	12,204
25	279	296	—	18
20	—	—	—	—
—	—	—	—	—
—	2,309	—	—	—

12	353	74	13	198
7	125	19	5	72
—	5	—	—	1
—	5	1	—	4
21	23	24	24	20
6	39	31	4	11
16	106	15	12	88
2,750	18,310	461	721	12,616
$60,784	$1,017,436	$150,644	$36,988	$582,415

$60,840	$1,033,286	$202,430	$36,673	$530,364
61	417	15	14	515
1,989	(12,943)	(35,598)	(52)	8,496

(1,328)	(3,181)	(16,336)	353	43,010
(778)	(143)	133	—	30
$60,784	$1,017,436	$150,644	$36,988	$582,415

—	$ 26,785	$ 350	$ 28	$ 5,027
—	1,942	46	3	355
—	$ 13.79	$ 7.64	$ 10.08	$ 14.17

$60,784	$ 453,873	$150,294	$ 1,453	$303,751
6,753	32,958	19,663	145	21,446
$ 9.00	$ 13.77	$ 7.64	$ 10.05	$ 14.16

—	$ 536,778	—	$35,507	$273,637
—	39,010	—	3,529	19,319
—	$ 13.76	—	$ 10.06	$ 14.16

$48,794	$ 989,735	$156,860	$36,179	$534,864
14,696	21,793	4,580	374	6,761
326	—	473	—	—

See notes to financial statements.

Semi-Annual Report	71

Statements of Operations

Period ended April 30, 2015 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$ 209	$ 1,455	$ 6,851
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	—	—
Income from securities lending	—	6	11
Investment Income	209	1,461	6,862
EXPENSES:
Investment advisory fees (Note 3)	344	516	1,244
Administration fees (Note 3)	344	277	666
Shareholder servicing fees	—	54	289
Distribution fees (Note 3)	—	—	—
Custodian fees	21	25	44
Transfer agent fees	21	21	49
Registration and filing fees	24	14	17
Trustee fees and expenses	25	18	47
Printing and mailing costs	14	8	20
Loan commitment fees	—	3	8
Legal fees	4	4	10
Publication expense	8	5	13
Pricing fees	2	20	27
Fund accounting fees	28	20	50
Insurance	13	8	24
Audit fees	15	17	17
Other expenses	10	1	1
Gross Expenses	873	1,011	2,526
Expense subsidy (Note 3)	(687)	(403)	(438)
Net Expenses	186	608	2,088
Net Investment Income	23	853	4,774
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	5	(774)	14
Foreign currency transactions	—	3,026	3,380
Futures contracts	—	—	212
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	—	(484)	(1,220)
Translation of assets and liabilities in foreign currencies	—	(1,002)	(892)
Affiliated investments	—	—	—
Futures contracts	—	(82)	(447)
Swap contracts	—	—	—
Net Realized and Unrealized Gains	5	684	1,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ 28	$ 1,537	$ 5,821

(1)	Fund commenced operations on November 6, 2014.

See notes to financial statements.

72	Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund(1)	Payden Floating Rate Fund

$ 792	$3,152	$ 6,635	$1,340	$1,625	$ 364	$3,257
—	—	794	—	48	—	—
—	—	1,127	—	—	—	1
—	—	20	4	4	—	—
792	3,152	8,576	1,344	1,677	364	3,258

173	393	852	119	303	90	467
93	218	457	51	83	27	127
2	196	62	28	9	—	(8)
1	29	25	—	6	—	—
12	21	26	9	8	7	8
15	29	29	9	23	16	23
14	19	33	11	7	22	14
6	15	29	3	5	1	9
3	8	13	2	7	25	7
1	3	5	1	1	—	2
1	3	11	1	1	5	2
3	7	9	1	1	1	2
6	10	13	6	16	6	10
9	17	33	6	7	5	12
4	7	13	2	2	—	5
17	19	19	19	19	21	25
—	1	1	—	—	5	—
360	995	1,630	268	498	231	705
(81)	(239)	—	(47)	(72)	(118)	(128)
279	756	1,630	221	426	113	577
513	2,396	6,946	1,123	1,251	251	2,681

(7)	(451)	6,797	640	(78)	81	(398)
—	—	1,922	13	384	59	—
106	(500)	(999)	(39)	(8)	(298)	—
—	(35)	(3,165)	(97)	—	1	—
607	4,595	118	(36)	764	293	2,029
—	—	(840)	(56)	(101)	(63)	—
—	—	(1,030)	—	—	—	—
(14)	68	423	12	—	10	—
—	28	1,899	53	—	(4)	—
692	3,705	5,125	490	961	79	1,631
$1,205	$6,101	$12,071	$1,613	$2,212	$ 330	$4,312

See notes to financial statements.

Semi-Annual Report	73

Statements of Operations continued

Period ended April 30, 2015 (Unaudited)

Numbers in 000s

	Payden High Income Fund	Payden California Municipal Income Fund	Payden Global Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$ 19,908	$ 627	$1,049
Dividend income	540	—	4
Dividend income from affiliated investment (Note 2)	457	—	—
Income from securities lending	186	—	2
Foreign tax withholdings	—	—	—
Investment Income	21,091	627	1,055
EXPENSES:
Investment advisory fees (Note 3)	1,207	72	191
Administration fees (Note 3)	517	34	95
Shareholder servicing fees	295	4	44
Distribution fees (Note 3)	13	—	—
Custodian fees	26	2	19
Transfer agent fees	45	8	12
Registration and filing fees	75	1	6
Trustee fees and expenses	36	2	7
Printing and mailing costs	19	1	2
Loan commitment fees	7	—	1
Legal fees	14	—	1
Publication expense	14	1	2
Pricing fees	9	5	21
Fund accounting fees	38	5	9
Insurance	20	1	4
Audit fees	21	17	19
Other expenses	1	2	—
Gross Expenses	2,357	155	433
Expense subsidy (Note 3)	—	(31)	(83)
Net Expenses	2,357	124	350
Net Investment Income	18,734	503	705
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(7,363)	498	(522)
Foreign currency transactions	1,642	—	1,615
Affiliated investments	—	—	—
Futures contracts	(554)	—	(120)
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	(6,427)	(697)	(498)
Translation of assets and liabilities in foreign currencies	(720)	—	(399)
Affiliated investments	(282)	—	—
Futures contracts	(58)	—	(23)
Net Realized and Unrealized Gains (Losses)	(13,762)	(199)	53
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,972	$ 304	$ 758

See notes to financial statements.

74	Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund
$ 153	$ 25,532	$ 4,701	$ 1,132	$ 9
262	—	87	—	8,369
280	1	151	—	—
1	74	—	9	12
—	—	(3)	—	—
696	25,607	4,936	1,141	8,390
80	1,975	482	165	1,290
40	658	120	31	387
27	350	1	—	173
—	30	1	—	6
14	58	58	4	28
9	49	14	18	43
11	13	30	12	16
3	44	9	2	26
3	27	5	2	21
—	8	1	—	5
1	17	3	—	6
1	14	3	1	5
7	9	9	5	2
5	47	11	5	30
1	22	4	1	10
19	21	21	21	17
1	4	—	(1)	—
222	3,346	772	266	2,065
(40)	(155)	—	(90)	(172)
182	3,191	772	176	1,893
514	22,416	4,164	965	6,497
(344)	(4,119)	(19,459)	(75)	6,312
2,560	2,440	(134)	25	49
(20)	—	—	—	—
131	—	—	—	1,351
—	—	(10)	—	—
(271)	(15,905)	2,596	(655)	(36)
(751)	(1,116)	141	—	30
(414)	—	(127)	—	—
(63)	—	—	—	—
828	(18,700)	(16,993)	(705)	7,706
$1,342	$ 3,716	$(12,829)	$ 260	$14,203

See notes to financial statements.

Semi-Annual Report	75

Statements of Changes in Net Assets

For the period ended April 30, 2015 (Unaudited) and year ended October 31, 2014

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$23	$52	$853	$2,519
Net realized gains (losses) on investments	5	—	2,252	1,684
Change in net unrealized appreciation/(depreciation)	—	—	(1,568)	(1,649)
Change in Net Assets Resulting from Operations	28	52	1,537	2,554

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	—	—
Investor Class	(23)	(50)	(1,325)	(2,444)
Net realized gains from investments:
Adviser Class	—	—	—	—
Investor Class	—	—	(22)	—
Return of capital:
Investor Class	—	(2)	—	—
Change in Net Assets from Distributions to Shareholders	(23)	(52)	(1,347)	(2,444)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	—	—
Investor Class	15,742,225	25,153,180	223,828	293,849
Reinvestment of distributions:
Adviser Class	—	—	—	—
Investor Class	6	11	1,288	2,311
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(15,866,264)	(25,160,942)	(158,370)	(235,881)
Change in Net Assets from Capital Transactions	(124,033)	(7,751)	66,746	60,279
Total Change in Net Assets	(124,028)	(7,751)	66,936	60,389

NET ASSETS:
Beginning of period	490,666	498,417	318,671	258,282
End of period	$366,638	$490,666	$385,607	$318,671

Accumulated net investment income/(loss)	$(3)	$(3)	$(453)	$19

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Investor Class:
Outstanding shares at beginning of period	490,664	498,415	33,648	27,283
Shares sold	15,745,223	25,153,180	23,662	31,010
Shares issued in reinvestment of distributions	6	11	136	244
Shares redeemed	(15,866,265)	(25,160,942)	(16,740)	(24,889)
Change in shares outstanding	(121,036)	(7,751)	7,058	6,365
Outstanding shares at end of period	366,631	490,664	40,706	33,648

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	112,769	215,081
Sale of investments (excluding government)	—	—	81,107	165,689
Purchase of government securities	—	—	4,400	7,050
Sale of government securities	—	—	2,473	7,496

See notes to financial statements.

76	Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2015	2014	2015	2014	2015	2014	2015	2014

$ 4,774	$ 10,917	$ 513	$ 971	$ 2,396	$ 5,518	$ 6,946	$ 15,398
3,606	2,372	99	(113)	(986)	1,281	4,555	7,315
(2,559)	(2,690)	593	1,077	4,691	4,412	570	7,153
5,821	10,599	1,205	1,935	6,101	11,211	12,071	29,866

—	—	(2)	(8)	(400)	(1,059)	(261)	(9)
(4,980)	(10,925)	(900)	(1,855)	(4,977)	(12,947)	(7,882)	(17,322)

	—	—	—	(15)	—	(150)	(3)
(3,409)	—	—	—	(171)	—	(4,360)	(4,549)

—	—	—	—	—	—	—	—
(8,389)	(10,925)	(902)	(1,863)	(5,563)	(14,006)	(12,653)	(21,883)

—	—	78	478	3,739	5,669	18,567	5,239
308,255	622,667	8,915	22,869	21,858	47,999	97,754	128,102

—	—	2	7	332	820	411	10
7,445	9,705	863	1,782	4,654	11,691	11,922	21,589

—	—	(43)	(1,305)	(4,779)	(12,864)	(848)	(117)
(290,889)	(647,707)	(16,566)	(24,839)	(40,134)	(147,214)	(76,520)	(151,604)
24,811	(15,335)	(6,751)	(1,008)	(14,330)	(93,899)	51,286	3,219
22,243	(15,661)	(6,448)	(936)	(13,792)	(96,694)	50,704	11,202

833,205	848,866	130,893	131,829	305,349	402,043	599,181	587,979
$855,448	$833,205	$124,445	$130,893	$291,557	$305,349	$649,885	$599,181

$ (312)	$ (106)	$ (395)	$ (6)	$ (2,796)	$ 185	$ (1,197)	$ —

—	—	36	113	2,402	3,046	505	30
—	—	8	45	376	574	1,717	485
—	—	—	1	33	83	38	1
—	—	(4)	(123)	(481)	(1,301)	(78)	(11)
—	—	4	(77)	(72)	(644)	1,677	475
—	—	40	36	2,330	2,402	2,182	505

82,101	83,593	12,221	12,241	28,291	37,149	54,894	55,074
30,481	61,282	832	2,144	2,196	4,847	9,013	11,962
738	955	81	167	468	1,181	1,107	2,023
(28,785)	(63,729)	(1,553)	(2,331)	(4,034)	(14,886)	(7,072)	(14,165)
2,434	(1,492)	(640)	(20)	(1,370)	(8,858)	3,048	(180)
84,535	82,101	11,581	12,221	26,921	28,291	57,942	54,894

149,651	528,216	276	762	13,609	237	164,697	275,291
197,614	425,179	531	765	575	8,162	105,430	326,836
10,531	17,300	10,818	34,051	31,948	59,886	1,527	28,588
11,740	4,426	18,582	32,526	37,411	146,534	22,575	72,178

See notes to financial statements.

Semi-Annual Report	77

Statements of Changes in Net Assets continued

For the period ended April 30, 2015 (Unaudited) and the year ended October 31, 2014

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2015	2014	2015	2014(1)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$1,123	$2,332	$1,251	$735
Net realized gains (losses) on investments	517	1,704	298	264
Change in net unrealized appreciation/(depreciation)	(27)	1,232	663	(620)
Change in Net Assets Resulting from Operations.	1,613	5,268	2,212	379
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	(55)	(10)
Investor Class	(1,094)	(2,423)	(948)	(485)
SI Class	—	—	(345)	(277)
Net realized gains from investments:
Adviser Class	—	—	(8)	—
Investor Class	(1,781)	(942)	(124)	—
SI Class	—	—	(49)	—
Change in Net Assets from Distributions to Shareholders	(2,875)	(3,365)	(1,529)	(772)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	3,401	3,029
Investor Class	9,018	17,816	48,801	62,830
SI Class	—	—	—	32,542
Reinvestment of distributions:
Adviser Class	—	—	63	10
Investor Class	2,863	3,340	1,045	465
SI Class	—	—	386	273
Cost of fund shares redeemed:
Adviser Class	—	—	(206)	(102)
Investor Class	(13,867)	(19,692)	(16,998)	(7,587)
SI Class	—	—	(6,248)	—
Proceeds from redemption fees (Note 3):
Adviser Class	—	—	—	—
Change in Net Assets from Capital Transactions	(1,986)	1,464	30,244	91,460
Total Change in Net Assets	(3,248)	3,367	30,927	91,067
NET ASSETS:
Beginning of period	69,646	66,279	91,067	—
End of period	$66,398	$69,646	$121,994	$91,067

Accumulated net investment income/(loss)	$29	$—	$(79)	$18

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	294	—
Shares sold	—	—	340	303
Shares issued in reinvestment of distributions	—	—	6	1
Shares redeemed	—	—	(20)	(10)
Change in shares outstanding	—	—	326	294
Outstanding shares at end of period	—	—	620	294

Investor Class:
Outstanding shares at beginning of period	6,125	5,996	5,546	—
Shares sold	801	1,577	4,880	6,255
Shares issued in reinvestment of distributions	258	301	104	46
Shares redeemed	(1,232)	(1,749)	(1,704)	(755)
Change in shares outstanding	(173)	129	3,280	5,546
Outstanding shares at end of period	5,952	6,125	8,826	5,546

SI Class:
Outstanding shares at beginning of period	—	—	3,273	—
Shares sold	—	—	—	3,246
Shares issued in reinvestment of distributions	—	—	39	27
Shares redeemed	—	—	(624)	—
Change in shares outstanding	—	—	(585)	3,273
Outstanding shares at end of period	—	—	2,688	3,273

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	41,475	65,983	40,574	83,086
Sale of investments (excluding government)	41,921	67,441	15,447	10,189
Purchase of government securities	—	—	250	5,320
Sale of government securities	—	—	66	104

(1)	Fund commenced operations on May 8, 2014.
(2)	Fund commenced operations on November 6, 2014.
(3)	Fund commenced operations on November 11, 2013.

See notes to financial statements.

78	Payden Mutual Funds

Payden Absolute Return Bond Fund	Payden Floating Rate Bond Fund		Payden High Income Fund		Payden California Municipal Income Fund
2015(2)	2015	2014(3)	2015	2014	2015	2014

$ 251	$ 2,681	$ 3,980	$ 18,734	$ 45,040	$ 503	$ 1,001
(157)	(398)	565	(6,275)	26,658	498	341
236	2,029	(1,838)	(7,487)	(26,714)	(697)	833
330	4,312	2,707	4,972	44,984	304	2,175

—	(1)	(1)	(269)	(225)	—	—
(161)	(779)	(1,357)	(18,717)	(45,147)	(503)	(1,001)
(138)	(1,880)	(2,596)	—	—	—	—
—	—	—	(140)	(128)	—	—
—	(568)	—	(26,457)	(23,951)	(342)	(246)
—	—	—	—	—	—	—
(299)	(3,228)	(3,954)	(45,583)	(69,451)	(845)	(1,247)

23	573	40	22,479	982	—	—
26,651	11,637	86,086	84,198	114,159	4,924	11,205
18,610	980	142,964	—	—	—	—

—	2	1	236	346	—	—
162	913	1,180	34,443	51,530	662	1,020
98	1,715	1723	—	—	—	—

—	(532)	—	(1,876)	(2,118)	—	—
(308)	(3,689)	(40,404)	(139,491)	(299,042)	(7,347)	(9,729)
(352)	(3,924)	(23,918)	—	—	—	—

—	—	—	—	—	—	—
44,884	7,675	167,672	(11)	(134,143)	(1,761)	2,496
44,915	8,759	166,425	(40,622)	(158,610)	(2,302)	3,424

—	166,425	—	738,634	897,244	46,729	43,305
$44,915	$175,184	$166,425	$698,012	$738,634	$44,427	$46,729

$ (48)	$ 47	$ 26	$ 182	$ 434	$ (4)	$ (4)

—	4	—	560	671	—	—
2	58	4	3,341	136	—	—
—	—	—	36	49	—	—
—	(54)	—	(279)	(296)	—	—
2	4	4	3,098	(111)	—	—
2	8	4	3,658	560	—	—

—	4,673	—	103,767	122,531	4,449	4,217
2,668	1,173	8,555	12,587	15,878	471	1,079
16	92	118	5,178	7,244	64	99
(31)	(373)	(4,000)	(20,782)	(41,886)	(703)	(946)
2,653	892	4,673	(3,017)	(18,764)	(168)	232
2,653	5,565	4,673	100,750	103,767	4,281	4,449

—	12,008	—	—	—	—	—
1,861	100	14,209	—	—	—	—
10	172	172	—	—	—	—
(35)	(390)	(2,373)	—	—	—	—
1,836	(118)	12,008	—	—	—	—
1,836	11,890	12,008	—	—	—	—

45,537	25,981	179,401	98,378	336,062	10,765	23,016
6,090	18,895	19,297	147,034	485,948	13,095	20,593
5,049	—	1,800	1,950	—	—	—
1,498	—	2,059	—	—	—	—

See notes to financial statements.

Semi-Annual Report	79

Statements of Changes in Net Assets continued

For the period ended April 30, 2015 (Unaudited) and the year ended October 31, 2014

Numbers in 000s

	Payden Global Low Duration Fund		Payden Global Fixed Income Fund
	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$705	$1,606	$514	$1,085
Net realized gains (losses) on investments	973	1,001	2,327	2,079
Change in net unrealized appreciation/(depreciation)	(920)	(830)	(1,499)	(585)
Change in Net Assets Resulting from Operations.	758	1,777	1,342	2,579
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
Adviser Class	—	—	—	—
Investor Class	(782)	(1,577)	(453)	(925)
SI Class	—	—	—	—
Net realized gains from investments:
Adviser Class	—	—	—	—
Investor Class	—	—	—	(133)
SI Class	—	—	—	—
Return of capital:
Adviser Class	—	—	—	—
Investor Class	—	—	—	—
SI Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(782)	(1,577)	(453)	(1,058)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	—	—
Investor Class	13,703	54,242	14,237	16,570
SI Class	—	—	—	—
Reinvestment of distributions:
Adviser Class	—	—	—	—
Investor Class	769	1,446	425	1,016
SI Class	—	—	—	—
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(35,101)	(28,969)	(5,446)	(8,349)
SI Class	—	—	—	—
Proceeds from redemption fees (Note 3):
Investor Class	—	—	—	—
Change in Net Assets from Capital Transactions	(20,629)	26,719	9,216	9,237
Total Change in Net Assets	(20,653)	26,919	10,105	10,758
NET ASSETS:
Beginning of period	139,965	113,046	50,679	39,921

End of period	$119,312	$139,965	$60,784	$50,679

Accumulated net investment income/(loss)	$(48)	$29	$61	$—

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Investor Class:
Outstanding shares at beginning of period	13,857	11,219	5,733	4,678
Shares sold	1,358	5,361	1,584	1,903
Shares issued in reinvestment of distributions	77	143	47	117
Shares redeemed	(3,478)	(2,866)	(611)	(965)
Change in shares outstanding	(2,043)	2,638	1,020	1,055
Outstanding shares at end of period	11,814	13,857	6,753	5,733

SI Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	25,346	96,918	16,890	31,466
Sale of investments (excluding government)	42,643	67,993	11,169	23,323
Purchase of government securities	1,539	2,970	—	—
Sale of government securities	1,741	231	—	—

(1)	Fund commenced operations on November 11, 2013.

See notes to financial statements.

80	Payden Mutual Funds

Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund		Payden Equity Income Fund
2015	2014	2015	2014	2015	2014(1)	2015	2014

$ 22,416	$ 45,137	$ 4,164	$ 11,408	$ 965	$ 1,865	$ 6,497	$ 8,462
(1,679)	(18,479)	(19,603)	(18,705)	(50)	710	7,712	13,326
(17,021)	33,478	2,610	(809)	(655)	1,008	(6)	24,247
3,716	60,136	(12,829)	(8,106)	260	3,583	14,203	46,035

(565)	(728)	(9)	—	(1)	(1)	(70)	(73)
(9,521)	(17,826)	(4,140)	—	(34)	(416)	(4,500)	(4,643)
(11,913)	(19,754)	—	—	(916)	(1,430)	(3,448)	(912)

—	(64)	—	—	—	—	(142)	(37)
—	(1,570)	—	—	(27)	—	(8,590)	(1,791)
—	(1,452)	—	—	(703)	—	(5,611)	—

—	(122)	—	(20)	—	—	—	—
—	(2,994)	—	(11,282)	—	—	—	—
—	(3,318)	—	—	—	—	—	—
(21,999)	(47,828)	(4,149)	(11,302)	(1,681)	(1,847)	(22,361)	(7,456)

7,308	9,486	2	293	158	256	354	621
150,673	104,990	50,796	43,062	138	16,431	44,533	232,009
83,704	46,594	—	—	—	46,246	82,899	180,071

535	841	9	20	1	1	201	102
9,088	20,914	2,755	7,554	60	416	12,863	6,245
11,705	23,468	—	—	423	261	8,620	912

(2,183)	(9,071)	(19)	(395)	(346)	(40)	(200)	(877)
(77,158)	(215,070)	(61,146)	(104,808)	(215)	(16,046)	(24,225)	(206,778)
—	(25,855)	—	—	(5,211)	(5,860)	(1,173)	(103)

—	4		—	—	—	2	—
183,672	(43,699)	(7,603)	(54,274)	(4,992)	41,665	123,874	212,202
165,389	(31,391)	(24,581)	(73,682)	(6,413)	43,401	115,716	250,781

852,047	883,438	175,225	248,907	43,401	—	466,699	215,918
$1,017,436	$ 852,047	$150,644	$ 175,225	$36,988	$ 43,401	$ 582,415	$ 466,699

$ 417	$ —	$ 15	$ —	$ 14	$ —	$ 515	$ 2,036

1,526	1,448	47	57	21	—	329	338
538	676	—	33	16	25	26	47
39	61	1	2	—	—	14	8
(161)	(659)	(2)	(45)	(34)	(4)	(14)	(64)
416	78	(1)	(10)	(18)	21	26	(9)
1,942	1,526	46	47	3	21	355	329

26,923	33,423	20,626	26,632	147	—	19,126	16,746
11,073	7,601	6,559	4,899	14	1,642	3,118	16,810
665	1,511	351	861	6	41	908	468
(5,703)	(15,612)	(7,873)	(11,766)	(22)	(1,536)	(1,706)	(14,898)
6,035	(6,500)	(963)	(6,006)	(2)	147	2,320	2,380
32,958	26,923	19,663	20,626	145	147	21,446	19,126

31,951	28,793	—	—	4,005	—	12,978	—
6,202	3,312	—	—	—	4,544	5,815	12,921
857	1,693	—	—	42	25	608	64
—	(1,847)	—	—	(518)	(564)	(82)	(7)
7,059	3,158	—	—	(476)	4,005	6,341	12,978
39,010	31,951	—	—	3,529	4,005	19,319	12,978

382,652	601,459	102,235	193,904	20,158	79,904	233,032	371,706
209,236	641,390	110,071	237,826	25,017	39,219	122,610	157,866
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

See notes to financial statements.

Semi-Annual Report	81

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report includes eighteen of the Funds. The Payden/Kravitz Cash Balance Plan Fund is contained in a separate report. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

Effective February 28, 2015, Institutional Class changed its name to the SI Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

82	Payden Mutual Funds

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at April 30, 2015. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or

Semi-Annual Report	83

Notes to Financial Statements continued

receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Payden Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statement of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A

84	Payden Mutual Funds

Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Semi-Annual Report	85

Notes to Financial Statements continued

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2015 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)

Limited Maturity
Interest rate[1]	162	(244)
Foreign currency[2]	—	(829)

Total	162	(1,073)

Low Duration
Interest rate[1,3]	487	(675)
Foreign currency[2]	—	(733)

Total	487	(1,408)

U.S. Government
Interest rate[1]	78	(76)

GNMA
Interest rate[1,3]	138	(230)

Core Bond
Interest rate[1]	215	—
Foreign currency[2,4]	470	(1,221)

Total	685	(1,221)

Corporate Bond
Credit rate risk[5]	—	(130)
Interest rate[1]	143	(78)
Foreign currency[2]	—	(56)

Total	143	(264)

Strategic Income
Foreign currency[2,4]	107	(234)

Absolute Return
Credit rate risk[5]	—	(37)
Interest rate[1]	41	(31)
Foreign currency[2,4]	23	(86)
Equity[3]	7	—

Total	71	(154)

High Income
Interest rate[1]	318	(417)
Foreign currency[2,4]	357	(1,001)

Total	675	(1,418)

Global Low Duration
Interest rate[1,3]	77	(107)
Foreign currency[2,4]	61	(346)

Total	138	(453)

Global Fixed Income
Interest rate[1]	24	(66)
Foreign currency[2,4]	108	(886)

Total	132	(952)

Emerging Markets Bond
Foreign currency[2,4]	37	(164)

Emerging Markets Local Bond
Foreign currency[4]	169	—

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Emerging Markets Corporate Bond
Foreign currency[2,4]	6	(6)

Equity Income
Foreign currency[4]	30	—

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only last day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.
2	Payable for forward currency contracts.
3	Includes options purchased at value as reported in the Schedule of Investments.
4	Receivable for forward currency contracts.
5	Payable for swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2015 (000s)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Foreign exchange	—	$3,026	—	—	$3,026

Low Duration
Interest rate	$212	—	—	—	212
Foreign exchange	—	3,380	—	—	3,380

Total	212	3,380	—	—	3,592

U.S. Government
Interest rate	106	—	—	—	106

GNMA
Interest rate	(500)	—	—	$(35)	(535)

Core Bond
Interest rate	(999)	—	—	(3,165)	(4,164)
Foreign exchange	—	1,922	—	—	1,922

Total	(999)	1,922	—	(3,165)	(2,242)

Corporate Bond
Credit	—	—	—	(97)	(97)
Interest rate	(39)	—	—	—	(39)
Foreign exchange	—	13	—	—	13

Total	(39)	13	—	(97)	(123)

Strategic Income
Interest rate	(8)	—	—	—	(8)
Foreign exchange	—	384	—	—	384

Total	(8)	384	—	—	376

Absolute Return
Credit	—	—	—	1	1
Interest rate	(298)	—	—	—	(298)
Foreign exchange	—	59	—	—	59

Total	(298)	59	—	1	(238)

86	Payden Mutual Funds

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
High Income
Interest rate	$(554)	—	—	—	$(554)
Foreign exchange	—	$1,642	—	—	1,642

Total	(554)	1,642	—	—	1,088

Global Low Duration
Interest rate	(120)	—	—	—	(120)
Foreign exchange	—	1,615	—	—	1,615

Total	(120)	1,615	—	—	1,495

Global Fixed Income
Interest rate	131	—	—	—	131
Foreign exchange	—	2,560	—	—	2,560

Total	131	2,560	—	—	2,691

Emerging Markets Bond
Foreign exchange	—	2,440	—	—	2,440

Emerging Markets Local Bond
Interest rate	—	—	—	$(10)	(10)
Foreign exchange	—	(134)	—	—	(134)

Total	—	(134)	—	(10)	(144)

Emerging Markets Corporate Bond
Foreign exchange	—	25	—	—	25

Equity Income
Equity	1,351	—	—	—	1,351
Foreign exchange	—	49	—	—	49

Total	$1,351	$49	—	—	$1,400

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
3	Net realized gains (losses) from written option contracts.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2015 (000s)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total

Limited Maturity
Interest rate	$(82)	—	—	—	$(82)
Foreign exchange	—	$(1,002)	—	—	(1,002)

Total	(82)	(1,002)	—	—	(1,084)

Low Duration
Interest rate	(447)	—	—	—	(447)
Foreign exchange	—	(892)	—	—	(892)

Total	(447)	(892)	—	—	(1,339)

U.S. Government
Interest rate	(14)	—	—	—	(14)

GNMA
Interest rate	68	—	—	28	96

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total

Core Bond
Interest rate	$423	—	—	$1,899	$2,322
Foreign exchange	—	$(840)	—	—	(840)

Total	423	(840)	—	1,899	1,482

Corporate Bond
Credit	—	—	—	53	53
Interest rate	12	—	—	—	12
Foreign exchange	—	(56)	—	—	(56)

Total	12	(56)	—	53	9

Strategic Income
Foreign exchange	—	(101)	—	—	(101)

Absolute Return
Credit	—	—	—	(4)	(4)
Interest rate	10	—	—	—	10
Foreign exchange	—	(63)	—	—	(63)

Total	10	(63)	—	(4)	(57)

High Income
Interest rate	(58)	—	—	—	(58)
Foreign exchange	—	(720)	—	—	(720)

Total	(58)	(720)	—	—	(778)

Global Low Duration
Interest rate	(23)	—	—	—	(23)
Foreign exchange	—	(399)	—	—	(399)

Total	(23)	(399)	—	—	(422)

Global Fixed Income
Interest rate	(63)	—	—	—	(63)
Foreign exchange	—	(751)	—	—	(751)

Total	(63)	(751)	—	—	(814)

Emerging Markets Bond
Foreign exchange	—	(1,116)	—	—	(1,116)

Emerging Markets Local Bond
Foreign exchange	—	141	—	—	141

Equity Income
Foreign exchange	—	30	—	—	30

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which includes other currency related appreciation (depreciation).
7	Change in net unrealized appreciation (depreciation) from written option contracts.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

Semi-Annual Report	87

Notes to Financial Statements continued

During the period ended April 30, 2015 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	8%	0%	21%	0%
Low Duration	3%	0%	33%	0%
U.S. Government	0%	0%	24%	0%
GNMA	0%	0%	37%	0%
Core Bond	7%	0%	3%	0%
Corporate Bond	1%	3%	40%	0%
Strategic Income	8%	0%	0%	0%
Absolute Return	5%	0%	53%	0%
High Income	5%	0%	22%	0%
Global Low Duration	11%	0%	37%	0%
Global Fixed Income	72%	0%	44%	0%
Emerging Markets Bond	5%	0%	0%	0%
Emerging Markets Local Bond	13%	0%	5%	0%
Emerging Markets Corporate Bond	1%	0%	0%	0%
Equity Income	1%	0%	0%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund does not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/

88	Payden Mutual Funds

pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2015, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Limited Maturity
Derivative Financial Instruments:
Futures Contracts	$56	$20
Forward Currency Contracts	—	829

Total derivative assets and liabilities in the Statements of Assets and Liabilities	56	849

Derivatives not subject to a master netting agreement or similar agreement “(MNA”)	(56)	(193)

Total derivative assets and liabilities subject to a MNA	$—	$656

Low Duration
Derivative Financial Instruments:
Futures Contracts	$149	$71
Purchased Call Options[1]	8	—
Purchased Put Options[1]	7	—
Forward Currency Contracts	—	733

Total derivative assets and liabilities in the Statements of Assets and Liabilities	164	804

Derivatives not subject to a MNA	(164)	(319)

Total derivative assets and liabilities subject to a MNA	$—	$485

U.S. Government
Derivative Financial Instruments:
Futures Contracts	$18	$11

Total derivative assets and liabilities in the Statements of Assets and Liabilities	18	11

Derivatives not subject to a MNA.	(18)	(11)

Total derivative assets and liabilities subject to a MNA	$—	$—

	Assets	Liabilities
GNMA
Derivative Financial Instruments:
Futures Contracts	$47	$10
Purchased Put Options[1]	85	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	132	10

Derivatives not subject to a MNA	(132)	(10)

Total derivative assets and liabilities subject to a MNA	$—	$—

Core Bond
Derivative Financial Instruments:
Futures Contracts	$32	—
Forward Currency Contracts	470	$1,221

Total derivative assets and liabilities in the Statements of Assets and Liabilities	502	1,221

Derivatives not subject to a MNA	(32)	—

Total derivative assets and liabilities subject to a MNA	$470	$1,221

Corporate Bond
Derivative Financial Instruments:
Swaps	—	$130
Futures Contracts	$13	18
Forward Currency Contracts	—	56

Total derivative assets and liabilities in the Statements of Assets and Liabilities	13	204

Derivatives not subject to a MNA	(13)	(148)

Total derivative assets and liabilities subject to a MNA	$—	$56

Strategic Income
Derivative Financial Instruments:
Forward Currency Contracts	$107	$234

Total derivative assets and liabilities in the Statements of Assets and Liabilities	107	234

Derivatives not subject to a MNA	—	—

Total derivative assets and liabilities subject to a MNA	$107	$234

Absolute Return
Derivative Financial Instruments:
Swaps	—	$37
Futures Contracts	$8	10
Purchased Put Options[1]	7	—
Forward Currency Contracts	23	86

Total derivative assets and liabilities in the Statements of Assets and Liabilities	38	133

Derivatives not subject to a MNA	(15)	(47)

Total derivative assets and liabilities subject to a MNA	$23	$86

High Income
Derivative Financial Instruments:
Futures Contracts	$100	$133
Forward Currency Contracts	357	1,001

Total derivative assets and liabilities in the Statements of Assets and Liabilities	457	1134

Derivatives not subject to a MNA	(100)	(133)

Total derivative assets and liabilities subject to a MNA	$357	$1,001

Semi-Annual Report	89

Notes to Financial Statements continued

	Assets	Liabilities
Global Low Duration
Derivative Financial Instruments:
Futures Contracts	$22	$9
Purchased Call Options[1]	1	—
Purchased Put Options[1]	1	—
Forward Currency Contracts	61	346

Total derivative assets and liabilities in the Statements of Assets and Liabilities	85	355

Derivatives not subject to a MNA	(24)	(116)

Total derivative assets and liabilities subject to a MNA	$61	$239

	Assets	Liabilities

Global Fixed Income
Derivative Financial Instruments:
Futures Contracts	$19	$20
Forward Currency Contracts	108	886

Total derivative assets and liabilities in the Statements of Assets and Liabilities	127	906

Derivatives not subject to a MNA	(19)	(189)

Total derivative assets and liabilities subject to a MNA	$108	$717

Emerging Market Bond
Derivative Financial Instruments:
Forward Currency Contracts	$37	$164

Total derivative assets and liabilities in the Statements of Assets and Liabilities	37	164

Derivatives not subject to a MNA.	—	—

Total derivative assets and liabilities subject to a MNA	$37	164

	Assets	Liabilities
Emerging Market Local Bond
Derivative Financial Instruments:
Forward Currency Contracts	$169	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	169	—

Derivatives not subject to a MNA.	(1)	—

Total derivative assets and liabilities subject to a MNA	$168	$—

Emerging Market Corporate Bond
Derivative Financial Instruments:
Forward Currency Contracts	$6	$6

Total derivative assets and liabilities in the Statements of Assets and Liabilities	6	6

Derivatives not subject to a MNA.	—	—

Total derivative assets and liabilities subject to a MNA	$6	$6

Equity Income
Derivative Financial Instruments:
Forward Currency Contracts	$30	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	30	—

Derivatives not subject to a master netting agreement or similar agreement “(MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$30	$—

[1]	Includes options purchased at value which is included in Investments at value and reported in the Schedule of Investments.

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2015 (000s):

Limited Maturity
Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$1	—	—	—	$1
HSBC Bank USA, N.A.	426	—	$(271)	—	155
Royal Bank of Canada	200	—	—	—	200
The Royal Bank of Scotland PLC	29	—	—	—	29

Total	$656	—	$(271)	—	$385

Low Duration
Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

HSBC Bank USA, N.A.	$155	—	—	—	$155
Royal Bank of Canada	251	—	—	—	251
The Royal Bank of Scotland PLC	79	—	—	—	79

Total	$485	—	—	—	$485

90	Payden Mutual Funds

Core Bond
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

The Royal Bank of Scotland PLC	$470	$(316)	—	—	$154

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$135	—	—	—	$135
Credit Suisse First Boston International	83	—	—	—	83
HSBC Bank USA, N.A.	360	—	—	—	360
Royal Bank of Canada	327	—	—	—	327
The Royal Bank of Scotland PLC	316	$(316)	—	—	—

Total	$1,221	$(316)	—	—	$905

Corporate Bond

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Credit Suisse First Boston International	$6	—	—	—	$6
HSBC Bank USA, N.A.	23	—	—	—	23
Royal Bank of Canada	27	—	—	—	27

Total	$56	—	—	—	$56

Strategic Income
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Credit Suisse First Boston International	$14	$(14)	—	—	—
HSBC Bank USA, N.A.	2	(2)	—	—	—
The Royal Bank of Scotland PLC	91	(61)	—	—	$30

Total	$107	$(77)	—	—	$30

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$26	—	—	—	$26
Credit Suisse First Boston International	16	$(14)	—	—	2
HSBC Bank USA, N.A.	70	(2)	—	—	68
Royal Bank of Canada	61	—	—	—	61
The Royal Bank of Scotland PLC	61	(61)	—	—	—

Total	$234	$(77)	—	—	$157

Semi-Annual Report	91

Notes to Financial Statements continued

Absolute Return
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

The Royal Bank of Scotland PLC	$23	$(15)	—	—	$8

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$14	—	—	—	$14
Credit Suisse First Boston International	4	—	—	—	4
HSBC Bank USA, N.A.	23	—	—	—	23
Royal Bank of Canada	20	—	—	—	20
State Street Bank & Trust Co.	10	—	—	—	10
The Royal Bank of Scotland PLC	15	$(15)	—	—	—

Total	$86	$(15)	—	—	$71

High Income
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

The Royal Bank of Scotland PLC	$357	$(240)	—	—	$117

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$124	—	—	—	$124
Credit Suisse First Boston International	63	—	—	—	63
HSBC Bank USA, N.A.	324	—	—	—	324
Royal Bank of Canada	250	—	—	—	250
The Royal Bank of Scotland PLC	240	$(240)	—	—	—

Total	$1,001	$(240)	—	—	$761

Global Low Duration
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Credit Suisse First Boston International	$61	—	—	—	$61

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$11	—	—	—	$11
HSBC Bank USA, N.A.	154	—	—	—	154
Royal Bank of Canada	61	—	—	—	61
The Royal Bank of Scotland PLC	13	—	—	—	13

Total	$239	—	—	—	$239

92	Payden Mutual Funds

Global Fixed Income
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

HSBC Bank USA, N.A.	$2	$(2)	—	—	—
Royal Bank of Canada	7	(7)	—	—	—
The Royal Bank of Scotland PLC	99	(86)	—	—	$13

Total	$108	$(95)	—	—	$13

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$22	—	—	—	$22
Credit Suisse First Boston International	16	—	—	—	16
HSBC Bank USA, N.A.	153	$(2)	—	—	151
Royal Bank of Canada	275	(7)	—	—	268
State Street Bank & Trust Co.	165	—	—	—	165
The Royal Bank of Scotland PLC	86	(86)	—	—	—

Total	$717	$(95)	—	—	$622

Emerging Markets Bond
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$37	$(37)	—	—	$—

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged[4]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$125	$(37)	—	—	$88
State Street Bank & Trust Co.	2	—	—	—	2
The Royal Bank of Scotland PLC	37	—	—	—	37

Total	$164	$(37)	—	—	$127

Emerging Markets Local Bond
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received[5]	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$69	—	—	$(69)	—
HSBC Bank USA, N.A.	96	—	—	(30)	$66
UBS AG	3	—	—	—	3

Total	$168	—	—	(99)	$69

Semi-Annual Report	93

Notes to Financial Statements continued

Emerging Markets Corporate Bond
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Credit Suisse First Boston International	$6	—	—	—	$6

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$5	—	—	—	$5
The Royal Bank of Scotland PLC	1	—	—	—	1

Total	$6	—	—	—	$6

Equity Income
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

HSBC Bank USA, N.A.	$30	—	—	—	$30

1	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
2	Net amount represents the net amount payable from the counterparty in the event of default.
3	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
4	Net amount represents the net amount receivable from the counterparty in the event of default.
5	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell mortgage backed securities they own under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statement of Operations.

94	Payden Mutual Funds

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Beginning March 20, 2015 the Group began terminating securities lending. As of May 8, 2015 all securities out on loan were returned.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Income Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2015, the Funds did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2015, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2014	Purchases	Sales	Dividends	Value April 30, 2015

Investments in Cash Reserves Money Market Fund
Limited Maturity	$20,346,364	$673,270,850	$689,905,579	$282	$3,711,635
Low Duration	54,772,743	594,189,265	646,444,272	247	2,517,736
U.S. Government	8,940,063	722,584,594	720,680,236	294	10,844,421

Semi-Annual Report	95

Notes to Financial Statements continued

Fund	Value October 31, 2014	Purchases	Sales	Dividends	Value April 30, 2015
GNMA	$3,490,609	$752,854,522	$745,050,666	$292	$11,294,465
Core Bond	23,784,686	1,156,950,813	1,155,112,838	476	25,622,661
Corporate Bond	10,993,989	149,693,029	158,642,006	66	2,045,012
Strategic Income	8,641,858	492,731,652	493,716,609	199	7,656,901
Absolute Return	—	839,523,705	838,261,684	345	1,262,021
Floating Rate	5,993,145	1,553,454,098	1,545,552,270	626	13,894,973
High Income	60,647,206	2,323,594,575	2,342,245,491	912	41,996,290
Global Low Duration.	9,807,464	72,897,859	82,701,197	35	4,126
Global Fixed Income	3,059,342	183,326,155	183,042,621	74	3,342,876
Emerging Markets Bond	56,274,108	2,735,283,096	2,769,763,720	1,133	21,793,484
Emerging Markets Local Bond	6,486,481	410,932,753	416,739,327	169	679,907
Emerging Markets Corporate Bond	6,725,392	87,820,872	94,172,088	38	374,176
Equity Income	21,452,555	1,028,614,539	1,043,306,037	446	6,761,057

Investments in High Income Fund — Investor Class
Global Fixed Income	$4,613,834	—	—	$135,026	$4,359,683
Investments in Floating Rate Fund — SI Class
Core Bond	$15,191,272	—	—	$288,300	$15,267,381
High Income	4,960,298	—	—	94,136	4,985,149
Global Fixed Income	993,028	$980,080	$1,000,000	18,704	997,990
Investments in Emerging Markets Bond Fund — SI Class
Global Fixed Income	$4,468,516	—	—	$107,308	$4,360,764
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$17,227,177			$666,559	$16,663,981
High Income	9,360,000		—	362,160	9,054,000
Emerging Markets Local Bond	3,907,515	—	—	151,191	3,779,769
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$5,478,879	—	—	$134,323	4,936,160
Global Fixed Income	767,004	—	—	18,805	691,028
Investments in Absolute Return Bond Fund — SI Class
Core Bond	—	$5,000,000	—	$37,400	$5,000,000

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations.

Redemption Fee

Prior to February 28, 2014, the High Income, Emerging Markets Bond, Emerging Markets Local Bond and the Equity Income Funds employed a redemption fee on shareholders payable to the Funds equal to 2% of the value of shares redeemed if the shares are held less than thirty days. The fees were added to paid in capital and are disclosed in the Statements of Changes in Net Assets.

Line of Credit

The Paydenfunds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing

96	Payden Mutual Funds

chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $75 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, it is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class
	Between $0–500	Between $0.5–1	Between $1–2	Over $2	Expense	Current Voluntary	3 Year Deferred Expense Subsidy
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	FY 2013	FY 2014	FY 2015
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	$1,269,683	$1,525,458	$2,077,915
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%	393,598	682,077	543,883
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.47%	237,852	701,944	533,579
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	258,015	180,662	106,782
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	1,238,187	360,087	1,432,202
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—	—	—
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	103,973	93,484	148,473
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.80%	—	142,838	72,209
Absolute Return	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	—	—	117,648
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	—	263,494	127,923
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—	—	—
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	51,157	65,834	85,231
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%	101,433	177,907	115,420
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	106,512	87,672	136,925
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	293,712	342,910	300,897
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	—	—	—
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	—	221,119	89,545
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	152,607	140,470	364,573

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2016 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Semi-Annual Report	97

Notes to Financial Statements continued

Under a distribution agreement with the Funds, the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor, or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 — Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$105,000	—	—	—	$105,000
U.S. Government	—	—	230,694	—	—	—	230,694
U.S. Treasury	—	—	25,000	—	—	—	25,000
Investment Company	$6,127	—	—	—	—	—	6,127

Limited Maturity
Asset Backed	—	—	90,577	—	—	—	90,577
Bank Loans	—	—	3,815	—	—	—	3,815
Commercial Paper	—	—	2,000	—	—	—	2,000
Corporate Bond	—	—	178,112	—	—	—	178,112
Foreign Government	—	—	5,945	—	—	—	5,945
Mortgage Backed	—	—	35,793	—	—	—	35,793
Municipal	—	—	2,013	—	—	—	2,013
U.S. Government	—	—	65,819	—	—	—	65,819
Investment Company	3,712	—	—	—	—	—	3,712

Low Duration
Asset Backed	—	—	87,447	—	—	—	87,447

98	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Bank Loans	—	—	$20,176	—	—	—	$20,176
Corporate Bond	—	—	475,823	—	—	—	475,823
Foreign Government	—	—	8,548	—	—	—	8,548
Mortgage Backed	—	—	74,957	—	—	—	74,957
Municipal	—	—	3,790	—	—	—	3,790
U.S. Government	—	—	181,344	—	—	—	181,344
Options Purchased	$15	—	—	—	—	—	15
Investment Company	2,518	—	—	—	—	—	2,518

U.S. Government
Mortgage Backed	—	—	96,830	—	—	—	96,830
U.S. Government	—	—	18,110	—	—	—	18,110
Investment Company	10,844	—	—	—	—	—	10,844

GNMA
Mortgage Backed	—	—	410,721	—	—	—	410,721
U.S. Government	—	—	17,102	—	—	—	17,102
Options Purchased	85	—	—	—	—	—	85
Investment Company	11,294	—	—	—	—	—	11,294

Core Bond
Asset Backed	—	—	35,100	—	—	—	35,100
Corporate Bond	—	—	292,069	—	—	—	292,069
Foreign Government	—	—	18,942	—	—	—	18,942
Mortgage Backed	—	—	178,216	—	—	—	178,216
Municipal	—	—	6,285	—	—	—	6,285
U.S. Government	—	—	143,026	—	—	—	143,026
Investment Company	67,490	—	—	—	—	—	67,490

Corporate Bond
Asset Backed	—	—	658	—	—		658
Corporate Bond	—	—	63,612	—	—	—	63,612
Municipal	—	—	514	—	—	—	514
Investment Company	2,045	—	—	—	—	—	2,045
Strategic Income

Asset Backed	—	—	5,780	—	—	—	5,780
Bank Loans	—	—	10,400	—	—	—	10,400
Corporate Bond	—	—	59,655	—	—	—	59,655
Foreign Government	—	—	8,694	—	—	—	8,694
Mortgage Backed	—	—	22,973	—	—	—	22,973
Municipal	—	—	271	—	—	—	271
U.S. Government	—	—	14,352	—	—	—	14,352

Semi-Annual Report	99

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Common Stock	$1,156	—	—	—	—	—	$1,156
Master Limited Partnership	711	—	—	—	—	—	711
Preferred Stock	965	—	—	—	—	—	965
Investment Company	7,657	—	—	—	—	—	7,657

Absolute Return
Asset Backed	—	—	$4,400	—	—	—	4,400
Bank Loans	—	—	5,115	—	—	—	5,115
Corporate Bond	—	—	20,144	—	—	—	20,144
Mortgage Backed	—	—	13,811	—	—	—	13,811
U.S. Government	—	—	1,000	—	—	—	1,000
Purchased Options	7	—	—	—	—	—	7
Investment Company	1,262	—	—	—	—	—	1,262

Floating Rate
Asset Backed	—	—	10,234	—	—	—	10,234
Bank Loans	—	—	146,211	—	—	—	146,211
Corporate Bond	—	—	9,772	—	—	—	9,772
Mortgage Backed	—	—	670	—	—	—	670
Investment Company	13,895	—	—	—	—	—	13,895

High Income
Bank Loans	—	—	3,522	—	—	—	3,522
Corporate Bonds	—	—	623,539	—	—	—	623,539
Mortgage Backed	—	—	2,557	—	—	—	2,557
Common Stock	4,974	—	—	—	—	—	4,974
Master Limited Partnership	4,271	—	—	—	—	—	4,271
Preferred Stock	4,574	—	—	—	—	—	4,574
Investment Company	56,035	—	—	—	—	—	56,035

California Municipal Income
Municipal	—	—	43,889	—	—	—	43,889
Investment Company	134	—	—	—	—	—	134

Global Low Duration
Asset Backed	—	—	14,213	—	—	—	14,213
Bank Loans	—	—	2,547	—	—	—	2,547
Corporate Bond	—	—	69,208	—	—	—	69,208
Foreign Government	—	—	7,089	—	—	—	7,089
Mortgage Backed	—	—	9,051	—	—	—	9,051
Municipal	—	—	252	—	—	—	252
U.S. Government	—	—	16,781	—	—	—	16,781
Options Purchased	2	—	—	—	—	—	2

100	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Investment Company	$4	—	—	—	—	—	$4

Global Fixed Income
Asset Backed	—	—	$273	—	—	—	273
Corporate Bond	—	—	17,465	—	—	—	17,465
Foreign Government	—	—	20,506	—	—	—	20,506
Mortgage Backed	—	—	501	—	—	—	501
U.S. Government	—	—	9,707	—	—	—	9,707
Investment Company	13,752	—	—	—	—	—	13,752

Emerging Markets Bond
Corporate Bond	—	—	380,297	—	—	—	380,297
Foreign Government	—	—	606,257	—	—	—	606,257
Investment Company	21,793	—	—	—	—	—	21,793

Emerging Markets Local Bond
Corporate Bond	—	—	24,545	—	—	—	24,545
Foreign Government	—	—	116,099	—	—	—	116,099
Investment Company	4,460	—	—	—	—	—	4,460

Emerging Markets Corporate Bond
Corporate Bond	—	—	35,244	—	—	—	35,244
Foreign Government	—	—	1,288	—	—	—	1,288
Investment Company	374	—	—	—	—	—	374

Equity Income
Common Stock	520,227	—	—	—	—	—	520,227
Master Limited Partnership	31,363	—	—	—	—	—	31,363
Preferred Stock	26,284	—	—	—	—	—	26,284
Investment Company	6,761	—	—	—	—	—	6,761

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Limited Maturity
Forward currency contracts	—	—	—	$(829)	—	—	$(829)
Futures	$162	$(244)	—	—	—	—	(82)

Semi-Annual Report	101

Notes to Financial Statements continued

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Low Duration
Forward currency contracts	—	—	—	$(733)	—	—	$(733)
Futures	$472	$(675)	—	—	—	—	(203)

U.S Government
Futures	78	(76)	—	—	—	—	2

GNMA
Futures	53	(230)	—	—	—	—	(177)

Core Bond
Forward currency contracts	—	—	$470	(1,221)	—	—	(751)
Futures	215	—	—	—	—	—	215

Corporate Bond
Forward currency contracts	—	—	—	(56)	—	—	(56)
Futures	143	(78)	—	—	—	—	65
Swaps	—	—	—	(16)	—	—	(16)

Strategic Income
Forward currency contracts	—	—	107	(234)	—	—	(127)

Absolute Return
Forward currency contracts	—	—	23	(86)	—	—	(63)
Futures	41	(31)	—	—	—	—	10
Swaps	—	—	—	(4)	—	—	(4)

High Income
Forward currency contracts	—	—	357	(1,001)	—	—	(644)
Futures	318	(417)	—	—	—	—	(99)

Global Low Duration
Forward currency contracts	—	—	61	(346)	—	—	(285)
Futures	75	(107)	—	—	—	—	(32)

Global Fixed Income
Forward currency contracts	—	—	108	(886)	—	—	(778)
Futures	24	(66)	—	—	—	—	(42)

Emerging Markets Bond
Forward currency contracts	—	—	37	(164)	—	—	(127)

102	Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Emerging Markets Local Bond
Forward currency contracts	—	—	$ 169	—	—	—	$ 169

Emerging Markets Corporate Bond
Forward currency contracts	—	—	6	$ (6)	—	—	—

Equity Income
Forward currency contracts	—	—	30	—	—	—	30

1	Other financial instruments are swaps, futures contracts and forward currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Tax Information (amounts in 000s)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in preenactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

At October 31, 2014 the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

	Expires	Expires	Expires	Expires
	2016	2017	2018	2019	Unlimited*	Total
Cash Reserve Money Market	-	-	$1	-	-	$1
Limited Maturity	$2,793	$2,201	287	$527	-	5,808
U.S. Government	-	-	-	-	$2,813	2,813
GNMA.	-	-	-	-	26,766	26,766
Global Low Duration.	-	-	2,055	-	-	2,055
Global Fixed Income	-	-	-	384	-	384
Emerging Markets Bond	-	-	-	-	9,610	9,610
Emerging Markets Local Bond	-	-	-	-	15,230	15,230
* Post-enactment carryforward losses.

Semi-Annual Report	103

Notes to Financial Statements continued

At April 30, 2015, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

				Net
		Gross	Gross	Unrealized
	Cost of Investments	Unrealized	Unrealized	Appreciation
	Federal Income	Appreciation	Depreciation	(Depreciation)
	Tax Purposes	on Investments	on Investments	on Investments
Cash Reserves Money Market.	$ 366,821	—	—	—
Limited Maturity	389,556	$ 990	$ (2,760)	$ (1,770)
Low Duration	856,707	4,302	(6,391)	(2,089)
U.S. Government	124,852	1,037	(105)	932
GNMA	424,399	15,075	(272)	14,803
Core Bond	731,080	13,988	(3,940)	10,048
Corporate Bond	64,761	2,195	(127)	2,068
Strategic Income	132,438	1,102	(926)	176
Absolute Return Bond	45,446	392	(99)	293
Floating Rate.	180,593	882	(693)	189
High Income	687,189	21,692	(9,409)	12,283
California Municipal Income	42,375	1,717	(69)	1,648
Global Low Duration	120,253	582	(1,688)	(1,106)
Global Fixed Income.	63,472	981	(2,249)	(1,268)
Emerging Markets Bond	1,012,196	28,913	(32,762)	(3,849)
Emerging Markets Local Bond	161,862	907	(17,665)	(16,758)
Emerging Markets Corporate Bond	36,553	982	(629)	353
Equity Income	540,834	47,064	(3,263)	43,801

6. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no other events have occurred that require disclosure.

104	Payden Mutual Funds

Financial Highlights

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2015		2014	2013	2012		2011
Net asset value — beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Income from investment activities:
Net investment income	0.00	(1)	0.00 (1)	0.00 (1)	0.00	(1)	0.00	(1)
Net realized and unrealized gains (losses)	0.00	(1)	0.00 (1)	0.00 (1)	0.00	(1)	0.00	(1)

Total from investment activities	0.00		0.00	0.00	0.00		0.00

Distributions to shareholders:
From net investment income	0.00	(1)	0.00 (1)	0.00 (1)	(0.00	)(1)	(0.00	)(1)
Return of capital.	—		0.00 (1)	0.00 (1)	—		—

Total distributions to shareholders	0.00		0.00	0.00	0.00		0.00

Net asset value — end of period	$1.00		$1.00	$1.00	$1.00		$1.00

Total return	0.00	%(2)	0.01%	0.02%	0.02%		0.03%

Ratios/supplemental data:
Net assets, end of period (000s)	$366,638		$490,666	$498,417	$525,480		$746,719
Ratio of gross expense to average net assets	0.38	%(3)	0.37%	0.37%	0.38%		0.37%
Ratio of net expense to average net assets	0.08	%(3)	0.08%	0.10%	0.15%		0.14%
Ratio of investment income less gross expenses to average net assets	(0.29	)%(3)	(0.28)%	(0.26)%	(0.21)%		(0.20)%
Ratio of net investment income to average net assets	0.01	%(3)	0.01%	0.01%	0.02%		0.02%
Portfolio turnover rate	n/a		n/a	n/a	n/a		n/a

The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund
	2015		2014		2013		2012	2011
Net asset value — beginning of period	$9.47		$9.47		$9.48		$9.39	$9.45

Income (loss) from investment activities:
Net investment income	0.02		0.07		0.05		0.06	0.08
Net realized and unrealized gains (losses)	0.01		(0.00	)(1)	(0.00	)(1)	0.10	(0.05)

Total from investment activities	0.03		0.07		0.05		0.16	0.03

Distributions to shareholders:
From net investment income	(0.03)		(0.07)		(0.04)		(0.07)	(0.09)
Return of capital.	—		—		(0.02)		—	—

Total distributions to shareholders	(0.03)		(0.07)		(0.06)		(0.07)	(0.09)

Net asset value — end of period	$9.47		$9.47		$9.47		$9.48	$9.39

Total return	0.36	%(2)	0.78%		0.56%		1.66%	0.27%

Ratios/supplemental data:
Net assets, end of period (000s)	$385,607		$318,671		$258,282		$242,013	$216,493
Ratio of gross expense to average net assets	0.55	%(3)	0.57%		0.55%		0.56%	0.57%
Ratio of net expense to average net assets	0.33	%(3)	0.35%		0.40%		0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	0.24	%(3)	0.59%		0.44%		0.56%	0.72%
Ratio of net investment income to average net assets	0.46	%(3)	0.81%		0.59%		0.62%	0.79%
Portfolio turnover rate	25	%(2)	59%		124%		98%	75%

The Fund commenced operations on May 1, 1994.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	105

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Low Duration Fund
	2015		2014		2013		2012	2011
Net asset value — beginning of period	$10.15		$10.15		$10.23		$10.01	$10.23

Income (loss) from investment activities:
Net investment income	0.06		0.12		0.14		0.18	0.24
Net realized and unrealized gains (losses)	0.01		(0.00	)(1)	(0.07)		0.23	(0.20)

Total from investment activities	0.07		0.12		0.07		0.41	0.04

Distributions to shareholders:
From net investment income	(0.06)		(0.12)		(0.13)		(0.19)	(0.24)
From net realized gains	(0.04)				—		—	(0.02)
Return of capital	—		—		(0.02)		—	—

Total distributions to shareholders	(0.10)		(0.12)		(0.15)		(0.19)	(0.26)

Net asset value — end of period	$10.12		$10.15		$10.15		$10.23	$10.01

Total return	0.63	%(2)	1.14%		0.68%		4.13%	0.46%

Ratios/supplemental data:
Net assets, end of period (000s)	$855,448		$833,205		$848,866		$541,809	$462,491
Ratio of gross expense to average net assets	0.57	%(3)	0.55%		0.55%		0.55%	0.56%
Ratio of net expense to average net assets	0.47	%(3)	0.48%		0.51%		0.54%	0.53%
Ratio of investment income less gross expenses to average net assets	0.98	%(3)	1.06%		1.22%		1.74%	2.34%
Ratio of net investment income to average net assets	1.07	%(3)	1.13%		1.26%		1.75%	2.37%
Portfolio turnover rate	18	%(2)	45%		90%		97%	74%
The Fund commenced operations on January 1, 1994.

	Payden U.S. Government Fund - Adviser Class
	2015		2014		2013		2012	2011
Net asset value — beginning of period	$10.68		$10.67		$10.99		$11.12	$11.30

Income (loss) from investment activities:
Net investment income	0.03	(4)	0.05	(4)	0.07		0.08	0.13
Net realized and unrealized gains (losses)	0.06		0.08		(0.18)		0.16	(0.06)

Total from investment activities	0.09		0.13		(0.11)		0.24	0.07

Distributions to shareholders:
From net investment income	(0.06)		(0.12)		(0.16)		(0.16)	(0.15)
From net realized gains	—		—		(0.05)		(0.21)	(0.10)
Return of capital	—		—		(0.00	)(1)	—	—

Total distributions to shareholders	(0.06)		(0.12)		(0.21)		(0.37)	(0.25)

Net asset value — end of period	$10.71		$10.68		$10.67		$10.99	$11.12

Total return	0.89	%(2)	1.27%		(1.01)%		2.16%	0.65%

Ratios/supplemental data:
Net assets, end of period (000s)	$424		$385		$1,205		$860	$707
Ratio of gross expense to average net assets	0.83	%(3)	0.84%		0.84%		0.90%	0.89%
Ratio of net expense to average net assets	0.70	%(3)	0.70%		0.70%		0.86%	0.85%
Ratio of investment income less gross expenses to average net assets	0.45	%(3)	0.35%		0.42%		0.66%	1.10%
Ratio of net investment income to average net assets	0.58	%(3)	0.49%		0.56%		0.70%	1.14%
Portfolio turnover rate	9	%(2)	27%		43%		79%	76%

The Class commenced operations on November 2, 2009.

(1)   Amount is less than $0.005

(2)   Not annualized

(3)   Annualized

(4)   Based on average shares outstanding.

See notes to financial statements.

106	Payden Mutual Funds

	Payden U.S. Government Fund - Investor Class
	2015		2014	2013		2012	2011
Net asset value — beginning of period	$10.68		$10.67	$10.98		$11.12	$11.29

Income (loss) from investment activities:
Net investment income	0.05	(1)	0.08 (1)	0.08		0.12	0.15
Net realized and unrealized gains (losses)	0.06		0.08	(0.15)		0.13	(0.04)

Total from investment activities	0.11		0.16	(0.07)		0.25	0.11

Distributions to shareholders:
From net investment income	(0.08)		(0.15)	(0.19)		(0.18)	(0.18)
From net realized gains	—		—	(0.05)		(0.21)	(0.10)
Return of capital	—		—	(0.00	)(2)	—	—

Total distributions to shareholders	(0.08)		(0.15)	(0.24)		(0.39)	(0.28)

Net asset value — end of period	$10.71		$10.68	$10.67		$10.98	$11.12

Total return	1.01	%(3)	1.52%	(0.67)%		2.32%	(0.99)%

Ratios/supplemental data:
Net assets, end of period (000s)	$124,021		$130,508	$130,624		$110,026	$63,988
Ratio of gross expense to average net assets	0.58	%(4)	0.59%	0.58%		0.64%	0.63%
Ratio of net expense to average net assets	0.45	%(4)	0.45%	0.45%		0.61%	0.60%
Ratio of investment income less gross expenses to average net assets	0.70	%(4)	0.60%	0.66%		0.90%	1.41%
Ratio of net investment income to average net assets	0.83	%(4)	0.74%	0.79%		0.93%	1.44%
Portfolio turnover rate	9	%(3)	27%	43%		79%	76%
The Fund commenced operations on January 1, 1995.

	Payden GNMA Fund - Adviser Class
	2015		2014	2013		2012	2011
Net asset value — beginning of period	$9.94		$10.00	$10.80		$10.66	$10.56

Income (loss) from investment activities:
Net investment income	0.07		0.11	0.03		0.14	0.27
Net realized and unrealized gains (losses)	0.13		0.22	(0.25)		0.33	0.30

Total from investment activities	0.20		0.33	(0.22)		0.47	0.57

Distributions to shareholders:
From net investment income	(0.17)		(0.39)	(0.34)		(0.33)	(0.42)
From net realized gains.	(0.01)		—	(0.24)		—	(0.05)

Total distributions to shareholders	(0.18)		(0.39)	(0.58)		(0.33)	(0.47)

Net asset value — end of period	$9.96		$9.94	$10.00		$10.80	$10.66

Total return	2.00	%(3)	3.43%	(1.96)%		4.41%	5.73%

Ratios/supplemental data:
Net assets, end of period (000s)	$23,212		$23,876	$30,450		$81,860	$52,700
Ratio of gross expense to average net assets	0.91	%(4)	0.85%	0.93%		0.88%	0.86%
Ratio of net expense to average net assets	0.75	%(4)	0.75%	0.75%		0.75%	0.75%
Ratio of investment income less gross expenses to average net assets	1.25	%(4)	1.33%	1.13%		1.24%	1.92%
Ratio of net investment income to average net assets	1.42	%(4)	1.44%	1.31%		1.37%	2.03%
Portfolio turnover rate	9	%(3)	12%	19%		27%	23%

The Class commenced operations on November 2, 2009.

(1)   Based on average shares outstanding.

(2)   Amount is less than $0.005

(3)   Not annualized

(4)   Annualized

See notes to financial statements.

Semi-Annual Report	107

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden GNMA Fund - Investor Class
	2015		2014	2013		2012		2011
Net asset value — beginning of period	$9.95		$10.00	$10.80		$10.67		$10.56

Income (loss) from investment activities:
Net investment income	0.08		0.15	0.05		0.17		0.26
Net realized and unrealized gains (losses)	0.13		0.22	(0.24)		0.32		0.35

Total from investment activities	0.21		0.37	(0.19)		0.49		0.61

Distributions to shareholders:
From net investment income	(0.18)		(0.42)	(0.37)		(0.36)		(0.45)
From net realized gains.	(0.01)		—	(0.24)		—		(0.05)

Total distributions to shareholders	(0.19)		(0.42)	(0.61)		(0.36)		(0.50)

Net asset value — end of period	$9.97		$9.95	$10.00		$10.80		$10.67

Total return	2.13	%(1)	3.79%	(1.80)%		4.77%		5.99%

Ratios/supplemental data:
Net assets, end of period (000s)	$268,345		$281,473	$371,593		$886,109		$776,547
Ratio of gross expense to average net assets	0.66	%(2)	0.61%	0.68%		0.63%		0.62%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%		0.50%		0.50%
Ratio of investment income less gross expenses to average net assets	1.50	%(2)	1.58%	1.38%		1.50%		2.17%
Ratio of net investment income to average net assets	1.67	%(2)	1.68%	1.56%		1.63%		2.29%
Portfolio turnover rate	9	%(1)	12%	19%		27%		23%
The Fund commenced operations on August 27, 1999.

	Payden Core Bond Fund - Adviser Class
	2015		2014	2013		2012		2011
Net asset value — beginning of period	$10.80		$10.65	$11.04		$10.52		$10.66

Income (loss) from investment activities:
Net investment income	0.11	(3)	0.26 (3)	0.26	(3)	0.91		0.36
Net realized and unrealized gains (losses)	0.09		0.27	(0.31)		—		(0.13)

Total from investment activities	0.20		0.53	(0.05)		0.91		0.23

Distributions to shareholders:
From net investment income	(0.13)		(0.29)	(0.33)		(0.39)		(0.37)
From net realized gains.	(0.08)		(0.09)	(0.01)		—		—

Total distributions to shareholders	(0.21)		(0.38)	(0.34)		(0.39)		(0.37)

Net asset value — end of period	$10.79		$10.80	$10.65		$11.04		$10.52

Total return	1.88	%(1)	5.06%	(0.54)%		8.81%		2.30%

Ratios/supplemental data:
Net assets, end of period (000s)	$23,543		$5,457	$321		$356		$39,848
Ratio of gross expense to average net assets	0.78	%(2)	0.78%	0.78%		0.77%		0.78%
Ratio of net expense to average net assets	0.78	%(2)	0.78%	0.78%		0.77%		0.78%
Ratio of investment income less gross expenses to average net assets	2.04	%(2)	2.40%	2.41%		3.00%		3.43%
Ratio of net investment income to average net assets	2.04	%(2)	2.40%	2.41%		3.00%		3.43%
Portfolio turnover rate	21	%(1)	49%	511	%(4)	464	%(5)	118%

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Based on average shares outstanding.
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 101%.
(5)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.

See notes to financial statements.

108	Payden Mutual Funds

	Payden Core Bond Fund - Investor Class
	2015		2014	2013		2012		2011
Net asset value — beginning of period	$10.82		$10.67	$11.06		$10.54		$10.68

Income (loss) from investment activities:
Net investment income	0.12	(1)	0.28 (1)	0.29	(1)	0.33		0.38
Net realized and unrealized gains (losses)	0.09		0.28	(0.32)		0.60		(0.13)

Total from investment activities	0.21		0.56	(0.03)		0.93		0.25

Distributions to shareholders:
From net investment income	(0.14)		(0.32)	(0.35)		(0.41)		(0.39)
From net realized gains.	(0.08)		(0.09)	(0.01)		—		—

Total distributions to shareholders	(0.22)		(0.41)	(0.36)		(0.41)		(0.39)

Net asset value — end of period	$10.81		$10.82	$10.67		$11.06		$10.54

Total return	1.98	%(2)	5.34%	(0.28)%		9.06%		2.45%

Ratios/supplemental data:
Net assets, end of period (000s)	$626,342		$593,724	$587,658		$645,700		$580,774
Ratio of gross expense to average net assets	0.53	%(3)	0.53%	0.52%		0.53%		0.53%
Ratio of net expense to average net assets	0.53	%(3)	0.53%	0.52%		0.53%		0.53%
Ratio of investment income less gross expenses to average net assets	2.29	%(3)	2.65%	2.66%		3.13%		3.64%
Ratio of net investment income to average net assets	2.29	%(3)	2.65%	2.66%		3.13%		3.64%
Portfolio turnover rate	21	%(2)	49%	511	%(4)	464	%(5)	118%

The Fund commenced operations on January 1, 1994.

	Payden Corporate Bond Fund
	2015		2014		2013		2012	2011
Net asset value — beginning of period	$11.05		$11.60		$11.33		$11.85	$11.24

Income (loss) from investment activities:
Net investment income	0.18		0.38		0.45		0.51	0.54
Net realized and unrealized gains (losses)	0.41		(0.36)		0.75		(0.12)	0.71

Total from investment activities	0.59		0.02		1.20		0.39	1.25

Distributions to shareholders:
From net investment income	(0.18)		(0.37)		(0.45)		(0.51)	(0.54)
From net realized gains.	(0.30)		(0.20)		(0.48)		(0.40)	(0.10)

Total distributions to shareholders	(0.48)		(0.57)		(0.93)		(0.91)	(0.64)

Net asset value — end of period	$11.16		$11.05		$11.60		$11.33	$11.85

Total return	2.49	%(2)	0.17%		11.39%		3.71%	11.49%

Ratios/supplemental data:
Net assets, end of period (000s)	$66,398		$66,279		$43,259		$38,559	$47,385
Ratio of gross expense to average net assets	0.79	%(3)	0.82%		0.91%		0.96%	0.95%
Ratio of net expense to average net assets	0.65	%(3)	0.65%		0.65%		0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	3.17	%(3)	3.29%		3.77%		4.21%	4.42%
Ratio of net investment income to average net assets	3.31	%(3)	3.46%		4.03%		4.52%	4.72%
Portfolio turnover rate	63	%(2)	273	%(6)	487	%(7)	87%	71%

The Fund commenced operations on March 12, 2009.

(1)	Based on average shares outstanding.
(2)	Not annualized
(3)	Annualized
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 101%.
(5)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.
(6)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 123%.
(7)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 56%.

See notes to financial statements.

Semi-Annual Report	109

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Strategic Income Fund — Adviser Class
	2015		2014
Net asset value — beginning of period	$9.98		$10.00

Income from investment activities:
Net investment income	0.10		0.08
Net realized and unrealized gains (losses)	0.09		(0.01)

Total from investment activities	0.19		0.07

Distributions to shareholders:
From net investment income	(0.11)		(0.09)
From net realized gains.	(0.02)		—

Total distributions to shareholders	(0.13)		(0.09)

Net asset value — end of period	$10.04		$9.98

Total return	1.85	%(1)	0.73	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$6,223		$2,932
Ratio of gross expense to average net assets	1.15	%(2)	1.40	%(2)
Ratio of net expense to average net assets	1.05	%(2)	1.05	%(2)
Ratio of investment income less gross expenses to average net assets	1.88	%(2)	1.89	%(2)
Ratio of net investment income to average net assets	1.98	%(2)	2.19	%(2)
Portfolio turnover rate	13	%(1)	17	%(1)

The Fund commenced operations on May 8, 2014.

	Payden Strategic Income Fund — Investor Class
	2015		2014
Net asset value — beginning of period	$10.00		$10.00

Income from investment activities:
Net investment income	0.11		0.09
Net realized and unrealized gains (losses)	0.09		(0.00	)(3)

Total from investment activities	0.20		0.09

Distributions to shareholders:
From net investment income	(0.12)		(0.09)
From net realized gains.	(0.02)		—

Total distributions to shareholders	(0.14)		(0.09)

Net asset value — end of period	$10.06		$10.00

Total return	1.97	%(1)	0.94	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$88,769		$55,453
Ratio of gross expense to average net assets	0.90	%(2)	1.20	%(2)
Ratio of net expense to average net assets	0.80	%(2)	0.80	%(2)
Ratio of investment income less gross expenses to average net assets	2.15	%(2)	1.79	%(2)
Ratio of net investment income to average net assets	2.24	%(2)	2.19	%(2)
Portfolio turnover rate	13	%(1)	17	%(1)

The Fund commenced operations on May 8, 2014.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

110	Payden Mutual Funds

	Payden Strategic Income Fund — SI Class
	2015		2014
Net asset value — beginning of period	$9.99		$10.00

Income from investment activities:
Net investment income	0.12		0.09
Net realized and unrealized gains (losses)	0.08		(0.00	)(1)

Total from investment activities	0.20		0.09

Distributions to shareholders:
From net investment income	(0.12)		(0.10)
From net realized gains.	(0.02)		—

Total distributions to shareholders	(0.14)		(0.10)

Net asset value — end of period	$10.05		$9.99

Total return	2.02	%(2)	0.93	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$27,002		$32,682
Ratio of gross expense to average net assets	0.89	%(3)	1.17	%(3)
Ratio of net expense to average net assets	0.65	%(3)	0.65	%(3)
Ratio of investment income less gross expenses to average net assets	2.15	%(3)	1.87	%(3)
Ratio of net investment income to average net assets	2.39	%(3)	2.39	%(3)
Portfolio turnover rate	13	%(2)	17	%(2)

The Fund commenced operations on May 8, 2014.

	Payden Absolute Return Bond Fund — Advisor Class
	2015
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.09
Net realized and unrealized losses	(0.02)

Total from investment activities	0.07

Distributions to shareholders:
From net investment income	(0.06)

Net asset value — end of period	$10.01

Total return	0.70	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$23
Ratio of gross expense to average net assets	1.54	%(3)
Ratio of net expense to average net assets	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	1.26	%(3)
Ratio of net investment income to average net assets	1.85	%(3)
Portfolio turnover rate	28	%(2)

The Fund commenced operations on November 6, 2014.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	111

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Absolute Return Bond Fund — Investor Class
	2015
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.07
Net realized and unrealized losses	0.00	(1)

Total from investment activities	0.07

Distributions to shareholders:
From net investment income	(0.07)

Total distributions to shareholders	(0.07)

Net asset value — end of period	$10.00

Total return	0.69	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$26,529
Ratio of gross expense to average net assets	1.29	%(3)
Ratio of net expense to average net assets	0.70	%(3)
Ratio of investment income less gross expenses to average net assets	0.75	%(3)
Ratio of net investment income to average net assets	1.33	%(3)
Portfolio turnover rate	28	%(2)

The Fund commenced operations on November 6, 2014.

	Payden Absolute Return Bond Fund — SI Class
	2015
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.07
Net realized and unrealized losses	0.00	(1)

Total from investment activities	0.07

Distributions to shareholders:
From net investment income	(0.07)

Total distributions to shareholders	(0.07)

Net asset value — end of period	$10.00

Total return	0.75	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$18,363
Ratio of gross expense to average net assets	1.19	%(3)
Ratio of net expense to average net assets	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	0.70	%(3)
Ratio of net investment income to average net assets	1.39	%(3)
Portfolio turnover rate	28	%(2)

The Fund commenced operations on November 6, 2014.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

112	Payden Mutual Funds

	Payden Floating Rate Fund — Adviser Class
	2015		2014
Net asset value — beginning of period	$9.97		$10.00

Income from investment activities:
Net investment income	0.13		0.24
Net realized and unrealized gains (losses)	0.11		(0.03)

Total from investment activities	0.24		0.21

Distributions to shareholders:
From net investment income	(0.14)		(0.24)
From net realized gains	(0.03)		—

Total distributions to shareholders	(0.17)		(0.24)

Net asset value — end of period	$10.04		$9.97

Total return	2.49	%(1)	2.15	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$85		$40
Ratio of gross expense to average net assets	1.08	%(2)	1.14	%(2)
Ratio of net expense to average net assets	1.00	%(2)	0.99	%(2)
Ratio of investment income less gross expenses to average net assets	2.75	%(2)	2.77	%(2)
Ratio of net investment income to average net assets	2.83	%(2)	2.92	%(2)
Portfolio turnover rate	12	%(1)	18	%(1)

The Class commenced operations on November 11, 2013.

	Payden Floating Rate Fund — Investor Class
	2015		2014
Net asset value — beginning of period	$9.97		$10.00

Income from investment activities:
Net investment income	0.15		0.27
Net realized and unrealized gains (losses)	0.09		(0.03)

Total from investment activities	0.24		0.24

Distributions to shareholders:
From net investment income	(0.15)		(0.27)
From net realized gains	(0.03)		—

Total distributions to shareholders	(0.18)		(0.27)

Net asset value — end of period	$10.03		$9.97

Total return	2.46	%(1)	2.39	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$55,795		$46,586
Ratio of gross expense to average net assets	0.83	%(2)	0.90	%(2)
Ratio of net expense to average net assets	0.75	%(2)	0.75	%(2)
Ratio of investment income less gross expenses to average net assets	3.00	%(2)	3.03	%(2)
Ratio of net investment income to average net assets	3.08	%(2)	3.17	%(2)
Portfolio turnover rate	12	%(1)	18	%(1)

The Fund commenced operations on November 11, 2013.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report	113

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Floating Rate Fund — SI Class
	2015		2014
Net asset value — beginning of period	$9.98		$10.00

Income from investment activities:
Net investment income	0.16		0.28
Net realized and unrealized gains (losses)	0.08		(0.02)

Total from investment activities	0.24		0.26

Distributions to shareholders:
From net investment income	(0.16)		(0.28)
From net realized gains	(0.03)		—

Total distributions to shareholders	(0.19)		(0.28)

Net asset value — end of period	$10.03		$9.98

Total return	2.43	%(1)	2.59	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$119,304		$119,799
Ratio of gross expense to average net assets	0.83	%(2)	0.89	%(2)
Ratio of net expense to average net assets	0.65	%(2)	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	3.01	%(2)	2.93	%(2)
Ratio of net investment income to average net assets	3.19	%(2)	3.18	%(2)
Portfolio turnover rate	12	%(1)	18	%(1)

The Fund commenced operations on November 11, 2013.

	Payden High Income Fund - Adviser Class
	2015		2014	2013	2012	2011
Net asset value — beginning of period	$7.08		$7.28	$7.29	$7.05	$7.32

Income (loss) from investment activities:
Net investment income	0.14		0.39	0.46	0.46	0.49
Net realized and unrealized gains (losses)	(0.09)		(0.01)	(0.06)	0.37	(0.24)

Total from investment activities	0.05		0.38	0.40	0.83	0.25

Distributions to shareholders:
From net investment income	(0.18)		(0.38)	(0.41)	(0.48)	(0.51)
From net realized gains	(0.26)		(0.20)	—	(0.09)	(0.01)
Return of capital	—		—	—	(0.02)	—

Total distributions to shareholders	(0.44)		(0.58)	(0.41)	(0.59)	(0.52)

Net asset value — end of period	$6.69		$7.08	$7.28	$7.29	$7.05

Total return	0.90	%(1)	5.45%	5.56%	12.38%	3.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$24,461		$3,968	$4,884	$5,974	$4,492
Ratio of gross expense to average net assets	0.92	%(2)	0.91%	0.91%	0.89%	0.92%
Ratio of net expense to average net assets	0.92	%(2)	0.91%	0.91%	0.89%	0.92%
Ratio of investment income less gross expenses to average net assets	5.08	%(2)	5.29%	5.79%	6.41%	6.93%
Ratio of net investment income to average net assets	5.08	%(2)	5.29%	5.79%	6.41%	6.93%
Portfolio turnover rate	15	%(1)	42%	25%	24%	38%

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

114	Payden Mutual Funds

	Payden High Income Fund - Investor Class
	2015		2014		2013	2012	2011
Net asset value — beginning of period	$7.08		$7.28		$7.29	$7.05	$7.31

Income (loss) from investment activities:
Net investment income	0.18		0.40		0.44	0.48	0.52
Net realized and unrealized gains (losses)	(0.13)		(0.00	)(1)	(0.03)	0.37	(0.24)

Total from investment activities	0.05		0.40		0.41	0.85	0.28

Distributions to shareholders:
From net investment income	(0.18)		(0.40)		(0.42)	(0.49)	(0.53)
From net realized gains.	(0.26)		(0.20)		—	(0.09)	(0.01)
Return of capital.	—		—		—	(0.03)	—

Total distributions to shareholders	(0.44)		(0.60)		(0.42)	(0.61)	(0.54)

Proceeds from redemption fees	—		—		—	—	0.00 (1)
Net asset value — end of period	$6.69		$7.08		$7.28	$7.29	$7.05

Total return	1.01	%(2)	5.75%		5.82%	12.69%	3.89%

Ratios/supplemental data:
Net assets, end of period (000s)	$673,551		$734,666		$892,360	$1,123,179	$1,024,553
Ratio of gross expense to average net assets	0.67	%(3)	0.66%		0.66%	0.64%	0.66%
Ratio of net expense to average net assets	0.67	%(3)	0.66%		0.66%	0.64%	0.66%
Ratio of investment income less gross expenses to average net assets	5.44	%(3)	5.54%		6.05%	6.70%	7.20%
Ratio of net investment income to average net assets	5.44	%(3)	5.54%		6.05%	6.70%	7.20%
Portfolio turnover rate	15	%(2)	42%		25%	24%	38%
The Fund commenced operations on December 30, 1997.

	Payden California Municipal Income Fund
	2015		2014		2013	2012	2011
Net asset value — beginning of period	$10.50		$10.27		$10.63	$10.11	$10.36

Income (loss) from investment activities:
Net investment income	0.12		0.24		0.25	0.26	0.28
Net realized and unrealized gains (losses)	(0.04)		0.29		(0.24)	0.52	(0.05)

Total from investment activities	0.08		0.53		0.01	0.78	0.23

Distributions to shareholders:
From net investment income	(0.12)		(0.24)		(0.25)	(0.26)	(0.28)
From net realized gains	(0.08)		(0.06)		(0.12)	—	(0.20)

Total distributions to shareholders	(0.20)		(0.30)		(0.37)	(0.26)	(0.48)

Net asset value — end of period	$10.38		$10.50		$10.27	$10.63	$10.11

Total return	0.69	%(2)	5.27%		0.02%	7.73%	2.41%

Ratios/supplemental data:
Net assets, end of period (000s)	$44,427		$46,729		$43,305	$49,811	$44,265
Ratio of gross expense to average net assets	0.69	%(3)	0.70%		0.66%	0.67%	0.67%
Ratio of net expense to average net assets	0.55	%(3)	0.55%		0.55%	0.56%	0.55%
Ratio of investment income less gross expenses to average net assets	2.09	%(3)	2.18%		2.26%	2.32%	2.64%
Ratio of net investment income to average net assets	2.23	%(3)	2.33%		2.37%	2.43%	2.76%
Portfolio turnover rate	24	%(2)	48%		24%	25%	30%

The Fund commenced operations on December 17, 1998.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	115

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Global Low Duration Fund
	2014		2014	2013	2012	2011
Net asset value — beginning of period	$10.10		$10.08	$10.10	$9.88	$10.16

Income (loss) from investment activities:
Net investment income	0.05		0.12	0.14	0.21	0.19
Net realized and unrealized gains (losses)	0.01		0.02	(0.02)	0.33	(0.20)

Total from investment activities	0.06		0.14	0.12	0.54	(0.01)

Distributions to shareholders:
From net investment income	(0.06)		(0.12)	(0.13)	(0.32)	(0.27)
Return of capital	—		—	(0.01)	—	—

Total distributions to shareholders	(0.06)		(0.12)	(0.14)	(0.32)	(0.27)

Net asset value — end of period	$10.10		$10.10	$10.08	$10.10	$9.88

Total return	0.62	%(1)	1.43%	1.19%	5.59%	(0.10)%

Ratios/supplemental data:
Net assets, end of period (000s)	$119,312		$139,965	$113,046	$70,544	$73,021
Ratio of gross expense to average net assets	0.68	%(2)	0.69%	0.71%	0.76%	0.70%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.60%	0.71%	0.70%
Ratio of investment income less gross expenses to average net assets	0.98	%(2)	1.11%	1.29%	2.00%	2.04%
Ratio of net investment income to average net assets	1.11	%(2)	1.25%	1.41%	2.05%	2.04%
Portfolio turnover rate	21	%(1)	54%	84%	79%	142%
The Fund commenced operations on September 18, 1996.

	Payden Global Fixed Income Fund
	2015		2014	2013	2012	2011
Net asset value — beginning of period	$8.84		$8.53	$8.70	$8.71	$9.02

Income (loss) from investment activities:
Net investment income	0.09		0.21	0.25	0.45	0.36
Net realized and unrealized gains (losses)	0.15		0.31	(0.19)	0.25	(0.30)

Total from investment activities	0.24		0.52	0.06	0.70	0.06

Distributions to shareholders:
From net investment income	(0.08)		(0.18)	(0.08)	(0.71)	(0.37)
Return of capital	—		(0.03)	(0.15)	—	—

Total distributions to shareholders	(0.08)		(0.21)	(0.23)	(0.71)	(0.37)

Net asset value — end of period	$9.00		$8.84	$8.53	$8.70	$8.71

Total return	2.67	%(1)	6.20%	0.69%	8.54%	0.71%

Ratios/supplemental data:
Net assets, end of period (000s)	$60,784		$50,679	$39,921	$48,221	$66,592
Ratio of gross expense to average net assets	0.83	%(2)	0.90%	0.94%	0.92%	0.84%
Ratio of net expense to average net assets	0.68	%(2)	0.70%	0.71%	0.72%	0.70%
Ratio of investment income less gross expenses to average net assets	1.78	%(2)	2.30%	2.57%	3.45%	3.91%
Ratio of net investment income to average net assets	1.93	%(2)	2.50%	2.81%	3.65%	4.05%
Portfolio turnover rate	22	%(1)	55%	75%	100%	82%

The Fund commenced operations on September 1, 1992.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

116	Payden Mutual Funds

	Payden Emerging Markets Bond Fund - Adviser Class
	2014		2014	2013	2012	2011
Net asset value — beginning of period	$14.14		$13.90	$15.45	$14.45	$14.87
Income (loss) from investment activities:
Net investment income	0.32		0.70	0.76	0.78	0.78
Net realized and unrealized gains (losses)	(0.35)		0.29	(1.27)	1.33	(0.39)

Total from investment activities	(0.03)		0.99	(0.51)	2.11	0.39

Distributions to shareholders:
From net investment income	(0.32)		(0.60)	(0.79)	(0.82)	(0.80)
From net realized gains.	—		(0.05)	(0.25)	(0.29)	(0.01)
Return of capital	—		(0.10)	—	—	—

Total distributions to shareholders	(0.32)		(0.75)	(1.04)	(1.11)	(0.81)

Net asset value — end of period	$13.79		$14.14	$13.90	$15.45	$14.45

Total return	(0.19	)%(1)	7.32%	(3.54)%	15.49%	2.77%

Ratios/supplemental data:
Net assets, end of period (000s)	$26,785		$21,754	$20,133	$27,784	$27,159
Ratio of gross expense to average net assets	1.01	%(2)	1.03%	1.01%	1.02%	1.09%
Ratio of net expense to average net assets	1.01	%(2)	1.03%	1.01%	1.02%	1.09%
Ratio of investment income less gross expenses to average net assets	4.84	%(2)	5.03%	5.14%	5.33%	5.80%
Ratio of net investment income to average net assets	4.84	%(2)	5.03%	5.14%	5.33%	5.80%
Portfolio turnover rate	24	%(1)	73%	95%	74%	85%
The Class commenced operations on November 2, 2009.

	Payden Emerging Markets Bond Fund - Investor Class
	2015		2014	2013	2012	2011
Net asset value — beginning of period	$14.11		$13.88	$15.42	$14.42	$14.85
Income (loss) from investment activities:
Net investment income	0.34		0.75	0.79	0.82	0.86
Net realized and unrealized gains (losses)	(0.35)		0.26	(1.26)	1.33	(0.45)

Total from investment activities	(0.01)		1.01	(0.47)	2.15	0.41

Distributions to shareholders:
From net investment income	(0.33)		(0.63)	(0.82)	(0.86)	(0.83)
From net realized gains	—		(0.05)	(0.25)	(0.29)	(0.01)
Return of capital.	—		(0.10)	—	—	—

Total distributions to shareholders	(0.33)		(0.78)	(1.07)	(1.15)	(0.84)

Proceeds from redemption fees	—		—	—	—	0.00 (3)

Net asset value — end of period	$13.77		$14.11	$13.88	$15.42	$14.42

Total return	(0.01	)%(1)	7.53%	(3.25)%	15.80%	2.95%

Ratios/supplemental data:
Net assets, end of period (000s)	$453,873		$379,923	$463,873	$575,777	$620,106
Ratio of gross expense to average net assets	0.76	%(2)	0.78%	0.76%	0.78%	0.85%
Ratio of net expense to average net assets	0.76	%(2)	0.78%	0.76%	0.78%	0.85%
Ratio of investment income less gross expenses to average net assets	5.09	%(2)	5.29%	5.39%	5.62%	6.07%
Ratio of net investment income to average net assets	5.09	%(2)	5.29%	5.39%	5.62%	6.07%
Portfolio turnover rate	24	%(1)	73%	95%	74%	85%

The Fund commenced operations on December 17, 1998.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report	117

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Emerging Markets Bond Fund - SI Class
	2015		2014	2013	2012
Net asset value — beginning of period	$14.10		$13.87	$15.42	$14.47

Income from investment activities:
Net investment income	0.35		0.74	0.81	0.44
Net realized and unrealized gains (losses)	(0.35)		0.28	(1.27)	0.99

Total from investment activities	—		1.02	(0.46)	1.43

Distributions to shareholders:
From net investment income	(0.34)		(0.64)	(0.84)	(0.48)
From net realized gains	—		(0.05)	(0.25)	—
Return of capital	—		(0.10)	—	—

Total distributions to shareholders	(0.34)		(0.79)	(1.09)	(0.48)

Net asset value — end of period	$13.76		$14.10	$13.87	$15.42

Total return	0.03	%(1)	7.64%	(3.23)%	10.04	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$536,778		$450,550	$399,432	$449,295
Ratio of gross expense to average net assets	0.76	%(2)	0.77%	0.76%	0.76	%(2)
Ratio of net expense to average net assets	0.69	%(2)	0.69%	0.69%	0.69	%(2)
Ratio of investment income less gross expenses to average net assets	5.08	%(2)	5.28%	5.40%	5.30	%(2)
Ratio of net investment income to average net assets	5.15	%(2)	5.35%	5.47%	5.37	%(2)
Portfolio turnover rate	24	%(1)	73%	95%	74%
The Class commenced operations on April 9, 2012.

	Payden Emerging Markets Local Bond Fund - Adviser Class
	2015		2014	2013	2012
Net asset value — beginning of period	$8.47		$9.32	$10.24	$10.00

Income from investment activities:
Net investment income	0.19		0.49	0.30	0.56
Net realized and unrealized gains (losses)	(0.82)		(0.87)	(0.74)	0.14

Total from investment activities	(0.63)		(0.38)	(0.44)	0.70

Distributions to shareholders:
From net investment income	(0.20)		—	(0.31)	(0.37)
Return of capital	—		(0.47)	(0.17)	(0.09)

Total distributions to shareholders	(0.20)		(0.47)	(0.48)	(0.46)

Net asset value — end of period	$7.64		$8.47	$9.32	$10.24

Total return	(7.50	)%(1)	(4.09)%	(4.45)%	7.26	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$350		$398	$530	$21
Ratio of gross expense to average net assets	1.21	%(2)	1.21%	1.16%	1.35	%(2)
Ratio of net expense to average net assets	1.21	%(2)	1.21%	1.16%	1.24	%(2)
Ratio of investment income less gross expenses to average net assets	4.95	%(2)	5.34%	5.07%	4.71	%(2)
Ratio of net investment income to average net assets	4.95	%(2)	5.34%	5.07%	4.82	%(2)
Portfolio turnover rate	64	%(1)	99%	114%	91	%(1)
The Fund commenced operations November 2, 2011.
(1) Not annualized
(2) Annualized

See notes to financial statements.

118	Payden Mutual Funds

	Payden Emerging Markets Local Bond Fund - Investor Class
	2015		2014	2013	2012
Net asset value — beginning of period	$8.48		$9.33	$10.24	$10.00

Income from investment activities:
Net investment income	0.21		0.51	0.52	0.49
Net realized and unrealized gains (losses)	(0.84)		(0.86)	(0.92)	0.24

Total from investment activities	(0.63)		(0.35)	(0.40)	0.73

Distributions to shareholders:
From net investment income	(0.21)		—	(0.32)	(0.40)
Return of capital	—		(0.50)	(0.19)	(0.09)

Total distributions to shareholders	(0.21)		(0.50)	(0.51)	(0.49)

Net asset value — end of period	$7.64		$8.48	$9.33	$10.24

Total return	(7.50	)%(1)	(3.84)%	(4.12)%	7.58	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$150,294		$174,827	$248,377	$118,921
Ratio of gross expense to average net assets	0.96	%(2)	0.96%	0.91%	1.07	%(2)
Ratio of net expense to average net assets	0.96	%(2)	0.96%	0.91%	0.99	%(2)
Ratio of investment income less gross expenses to average net assets	5.19	%(2)	5.59%	5.27%	5.14	%(2)
Ratio of net investment income to average net assets	5.19	%(2)	5.59%	5.27%	5.22	%(2)
Portfolio turnover rate	64	%(1)	99%	114%	91	%(1)

The Fund commenced operations on November 2, 2011.

	Payden Emerging Markets Corporate Bond Fund — Adviser Class
	2015		2014
Net asset value — beginning of period	$10.40		$10.00

Income from investment activities:
Net investment income	0.24		0.39
Net realized and unrealized gains (losses)	(0.18)		0.41

Total from investment activities	0.06		0.80

Distributions to shareholders:
From net investment income	(0.20)		(0.40)
From net realized gains	(0.18)		—

Total distributions to shareholders	(0.38)		(0.40)

Net asset value — end of period	$10.08		$10.40

Total return	0.65	%(1)	8.17	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$28		$217
Ratio of gross expense to average net assets	1.54	%(2)	1.63	%(2)
Ratio of net expense to average net assets	1.19	%(2)	1.20	%(2)
Ratio of investment income less gross expenses to average net assets	3.84	%(2)	3.61	%(2)
Ratio of net investment income to average net assets	4.19	%(2)	4.04	%(2)
Portfolio turnover rate	50	%(1)	100	%(1)

The Fund commenced operations on November 11, 2013.

(1)   Not annualized

(2)   Annualized

See notes to financial statements.

Semi-Annual Report	119

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Emerging Markets Corporate Bond Fund — Investor Class
	2015		2014
Net asset value — beginning of period	$10.39		$10.00

Income from investment activities:
Net investment income	0.23		0.64
Net realized and unrealized gains (losses)	(0.16)		0.18

Total from investment activities	0.07		0.82

Distributions to shareholders:
From net investment income	(0.23)		(0.43)
From net realized gains	(0.18)		—

Total distributions to shareholders	(0.41)		(0.43)

Net asset value — end of period	$10.05		$10.39

Total return	0.72	%(1)	8.31	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$1,453		$1,522
Ratio of gross expense to average net assets	1.29	%(2)	1.42	%(2)
Ratio of net expense to average net assets	0.94	%(2)	0.94	%(2)
Ratio of investment income less gross expenses to average net assets	4.25	%(2)	3.90	%(2)
Ratio of net investment income to average net assets	4.60	%(2)	4.37	%(2)
Portfolio turnover rate	50	%(1)	100	%(1)

The Fund commenced operations on November 11, 2013.

	Payden Emerging Markets Corporate Bond Fund — SI Class
	2015		2014
Net asset value — beginning of period	$10.40		$10.00

Income from investment activities:
Net investment income	0.49		0.44
Net realized and unrealized gains (losses)	(0.42)		0.40

Total from investment activities	0.07		0.84

Distributions to shareholders:
From net investment income	(0.23)		(0.44)
From net realized gains.	(0.18)		—

Total distributions to shareholders	(0.41)		(0.44)

Net asset value — end of period	$10.06		$10.40

Total return	0.75	%(1)	8.52	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$35,507		$41,662
Ratio of gross expense to average net assets	1.29	%(2)	1.39	%(2)
Ratio of net expense to average net assets	0.85	%(2)	0.85	%(2)
Ratio of investment income less gross expenses to average net assets	4.25	%(2)	3.89	%(2)
Ratio of net investment income to average net assets	4.69	%(2)	4.43	%(2)
Portfolio turnover rate	50	%(1)	100	%(1)

The Fund commenced operations on November 11, 2013.

(1)   Not annualized

(2)   Annualized

See notes to financial statements.

120	Payden Mutual Funds

	Payden Equity Income Fund - Adviser Class
	2015		2014	2013	2012
Net asset value — beginning of period	$14.40		$12.64	$11.12	$10.13

Income from investment activities:
Net investment income	0.16		0.36	0.45	0.43
Net realized and unrealized gains	0.24		1.72	1.54	1.02

Total from investment activities	0.40		2.08	1.99	1.45

Distributions to shareholders:
From net investment income	(0.20)		(0.21)	(0.47)	(0.46)
From net realized gains	(0.43)		(0.11)	—	—

Total distributions to shareholders	(0.63)		(0.32)	(0.47)	(0.46)

Net asset value — end of period	$14.17		$14.40	$12.64	$11.12

Total return	2.87	%(1)	16.66%	18.20%	14.46	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$5,027		$4,742	$4,274	$3,468
Ratio of gross expense to average net assets	1.05	%(2)	1.08%	1.13%	1.18	%(2)
Ratio of net expense to average net assets	1.04	%(2)	1.05%	1.05%	1.06	%(2)
Ratio of investment income less gross expenses to average net assets	2.22	%(2)	2.52%	3.68%	4.32	%(2)
Ratio of net investment income to average net assets	2.23	%(2)	2.55%	3.76%	4.44	%(2)
Portfolio turnover rate	24	%(1)	51%	86%	182%

The Class commenced operations on December 1, 2011.

	Payden Equity Income Fund - Investor Class
	2015		2014	2013	2012	2011
Net asset value — beginning of period	$14.39		$12.64	$11.12	$10.11	$8.91

Income from investment activities:
Net investment income	0.18		0.38	0.48	0.48	0.38
Net realized and unrealized gains	0.24		1.72	1.54	1.05	1.25

Total from investment activities	0.42		2.10	2.02	1.53	1.63

Distributions to shareholders:
From net investment income	(0.22)		(0.24)	(0.50)	(0.52)	(0.43)
From net realized gains.	(0.43)		(0.11)	—	—	—

Total distributions to shareholders	(0.65)		(0.35)	(0.50)	(0.52)	(0.43)

Net asset value — end of period	$14.16		$14.39	$12.64	$11.12	$10.11

Total return	2.97	%(1)	16.88%	18.51%	15.40%	18.46%

Ratios/supplemental data:
Net assets, end of period (000s)	$303,751		$275,222	$211,644	$168,572	$63,832
Ratio of gross expense to average net assets	0.80	%(2)	0.83%	0.87%	0.93%	0.95%
Ratio of net expense to average net assets	0.79	%(2)	0.80%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	2.48	%(2)	2.74%	3.91%	4.48%	4.03%
Ratio of net investment income to average net assets	2.48	%(2)	2.77%	3.99%	4.61%	4.18%
Portfolio turnover rate	24	%(1)	51%	86%	182%	167%

The Fund commenced operations on November 1, 1996.

(1)   Not annualized

(2)   Annualized

See notes to financial statements.

Semi-Annual Report	121

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	Payden Equity Income Fund — SI Class
	2015		2014
Net asset value — beginning of period	$14.39		$13.92

Income from investment activities:
Net investment income	0.20		0.09
Net realized and unrealized gains	0.23		0.46

Total from investment activities	0.43		0.55

Distributions to shareholders:
From net investment income	(0.23)		(0.08)
From net realized gains.	(0.43)		—

Total distributions to shareholders	(0.66)		(0.08)

Net asset value — end of period	$14.16		$14.39

Total return	3.03	%(1)	3.94%

Ratios/supplemental data:
Net assets, end of period (000s)	$273,637		$186,735
Ratio of gross expense to average net assets	0.80	%(2)	0.83	%(2)
Ratio of net expense to average net assets	0.65	%(2)	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	2.42	%(2)	2.48	%(2)
Ratio of net investment income to average net assets	2.58	%(2)	2.64	%(2)
Portfolio turnover rate	24	%(1)	51%

The Class commenced operations on August 1, 2014.

(1)   Not annualized

(2)   Annualized

See notes to financial statements.

122	Payden Mutual Funds

Fund Expenses (Unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2015. It uses each Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value	Value	6-Month	Expense	Expenses
	November 1, 2014	April 30, 2015	Return	Ratio	Paid
Cash Reserves Money Market	$1,000.00	$1,000.00	0.00%	0.08%	$0.40
Limited Maturity	1,000.00	1,003.60	0.36%	0.33%	1.64
Low Duration	1,000.00	1,006.30	0.63%	0.47%	2.34
U.S. Government Adviser Class	1,000.00	1,008.90	0.89%	0.70%	3.49
U.S. Government Investor Class	1,000.00	1,010.10	1.01%	0.45%	2.24
GNMA Adviser Class	1,000.00	1,020.00	2.00%	0.75%	3.76
GNMA Investor Class	1,000.00	1,021.30	2.13%	0.50%	2.51
Core Bond Adviser Class	1,000.00	1,018.80	1.88%	0.78%	3.90
Core Bond Investor Class	1,000.00	1,019.80	1.98%	0.53%	2.65
Corporate Bond	1,000.00	1,024.90	2.49%	0.65%	3.26
Strategic Income Adviser Class	1,000.00	1,018.50	1.85%	1.05%	5.26
Strategic Income Investor Class	1,000.00	1,019.70	1.97%	0.80%	4.01
Strategic Income SI Class	1,000.00	1,020.20	2.02%	0.65%	3.26
Absolute Return Bond Adviser Class	1,000.00	1,007.00	0.70%	0.95%	4.73
Absolute Return Bond Investor Class	1,000.00	1,006.90	0.69%	0.70%	3.48
Absolute Return Bond SI Class	1,000.00	1,007.50	0.75%	0.55%	2.74
Floating Rate Adviser Class	1,000.00	1,024.90	2.49%	1.00%	5.02
Floating Rate Investor Class	1,000.00	1,024.60	2.46%	0.75%	3.76
Floating Rate SI Class	1,000.00	1,024.30	2.43%	0.65%	3.26
High Income Adviser Class	1,000.00	1,009.00	0.90%	0.92%	4.58
High Income Investor Class	1,000.00	1,010.10	1.01%	0.67%	3.34
California Municipal Income	1,000.00	1,006.90	0.69%	0.55%	2.74
Global Low Duration	1,000.00	1,006.20	0.62%	0.55%	2.74
Global Fixed Income	1,000.00	1,026.70	2.67%	0.68%	3.42
Emerging Markets Bond Adviser Class	1,000.00	998.10	(0.19)%	1.01%	5.00
Emerging Markets Bond Investor Class	1,000.00	999.90	(0.01)%	0.76%	3.77
Emerging Markets Bond SI Class	1,000.00	1,000.30	0.03%	0.69%	3.42
Emerging Markets Local Bond Adviser Class	1,000.00	925.00	(7.50)%	1.21%	5.78
Emerging Markets Local Bond Investor Class	1,000.00	925.00	(7.50)%	0.96%	4.58
Emerging Markets Corporate Bond Adviser Class	1,000.00	1,006.50	0.65%	1.19%	5.92
Emerging Markets Corporate Bond Investor Class	1,000.00	1,007.20	0.72%	0.94%	4.68
Emerging Markets Corporate Bond SI Class	1,000.00	1,007.50	0.75%	0.85%	4.23
Equity Income Adviser Class	1,000.00	1,028.70	2.87%	1.04%	5.23
Equity Income Investor Class	1,000.00	1,029.70	2.97%	0.79%	3.98
Equity Income SI Class	1,000.00	1,030.30	3.03%	0.65%	3.27

Semi-Annual Report	123

Fund Expenses (Unaudited) continued

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and each Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2015 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value	Value	6-Month	Expense	Expenses
	November 1, 2014	April 30, 2015	Return	Ratio	Paid
Cash Reserves Money Market	$1,000.00	$1,024.40	2.44%	0.08%	$0.40
Limited Maturity	1,000.00	1,023.16	2.32%	0.33%	1.66
Low Duration	1,000.00	1,022.46	2.25%	0.47%	2.36
U.S. Government Adviser Class	1,000.00	1,021.32	2.13%	0.70%	3.51
U.S. Government Investor Class	1,000.00	1,022.56	2.26%	0.45%	2.26
GNMA Adviser Class	1,000.00	1,021.08	2.11%	0.75%	3.76
GNMA Investor Class	1,000.00	1,022.32	2.23%	0.50%	2.51
Core Bond Adviser Class	1,000.00	1,020.93	2.09%	0.78%	3.91
Core Bond Investor Class	1,000.00	1,022.17	2.22%	0.53%	2.66
Corporate Bond	1,000.00	1,021.57	2.16%	0.65%	3.26
Strategic Income Adviser Class	1,000.00	1,019.59	1.96%	1.05%	5.26
Strategic Income Investor Class	1,000.00	1,020.83	2.08%	0.80%	4.01
Strategic Income SI Class	1,000.00	1,021.57	2.16%	0.65%	3.26
Absolute Return Bond Adviser Class.	1,000.00	1,020.08	2.01%	0.95%	4.76
Absolute Return Bond Investor Class	1,000.00	1,021.32	2.13%	0.70%	3.51
Absolute Return Bond SI Class	1,000.00	1,022.07	2.23%	0.55%	2.74
Floating Rate Bond Adviser Class	1,000.00	1,019.84	1.98%	1.00%	5.01
Floating Rate Bond Investor Class	1,000.00	1,021.08	2.11%	0.75%	3.76
Floating Rate Bond SI Class	1,000.00	1,021.57	2.16%	0.65%	3.26
High Income Adviser Class	1,000.00	1,020.23	2.03%	0.92%	4.61
High Income Investor Class	1,000.00	1,021.47	2.14%	0.67%	3.36
California Municipal Income	1,000.00	1,022.07	2.21%	0.55%	2.76
Global Low Duration	1,000.00	1,022.07	2.21%	0.55%	2.76
Global Fixed Income	1,000.00	1,021.42	2.14%	0.68%	3.41
Emerging Markets Bond Adviser Class	1,000.00	1,019.79	1.98%	1.01%	5.06
Emerging Markets Bond Investor Class	1,000.00	1,021.03	2.10%	0.76%	3.81
Emerging Markets Bond SI Class	1,000.00	1,021.37	2.14%	0.69%	3.46
Emerging Markets Local Bond Adviser Class	1,000.00	1,018.79	1.88%	1.21%	6.06
Emerging Markets Local Bond Investor Class	1,000.00	1,020.03	2.00%	0.96%	4.81
Emerging Markets Corporate Bond Adviser Class	1,000.00	1,018.89	1.89%	1.19%	5.96
Emerging Markets Corporate Bond Investor Class	1,000.00	1,020.13	2.01%	0.94%	4.71
Emerging Markets Corporate Bond SI Class	1,000.00	1,020.58	2.06%	0.85%	4.26
Equity Income Adviser Class	1,000.00	1,019.64	1.96%	1.04%	5.21
Equity Income Investor Class	1,000.00	1,020.88	2.09%	0.79%	3.96
Equity Income SI Class	1,000.00	1,021.57	2.16%	0.65%	3.26

124	Payden Mutual Funds

Trustees and Officers (Unaudited)

Name & Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue
Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.;
			Executive Director, NGC Bodily Injury
			Trust; and Managing Trustee,
			Fuller-Austin Trust

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern
			California

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names
			University; Program Director, Conrad
			Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	Dean Emeritus and Dean’s Leadership	Director, Badger Meter, Inc.; Director,
			Circle, Professor, The Paul Merage School	Rockwell Collins
			of Business, University of California,
			Irvine

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Advisory Board, Rose
			Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden &
			Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden
			& Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden &
			Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director,
			Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Principal and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management,
			Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and
			Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report	125

(THIS PAGE INTENTIONALLY LEFT BLANK)

IMPORTANT INFORMATION:  The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

» U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)

Payden Limited Maturity Fund (PYLMX)

Payden Low Duration Fund (PYSBX)

Payden U.S. Government Fund — Investor Class (PYUSX)

Payden U.S. Government Fund — Adviser Class (PYUWX)

Payden GNMA Fund — Investor Class (PYGNX)

Payden GNMA Fund — Adviser Class (PYGWX)

Payden Core Bond Fund — Investor Class (PYCBX)

Payden Core Bond Fund — Adviser Class (PYCWX)

Payden Corporate Bond Fund (PYACX)

Payden Strategic Income Fund — SI Class (PYSIX)

Payden Strategic Income Fund — Investor Class (PYSGX)

Payden Strategic Income Fund — Adviser Class (PYSWX)

Payden Absolute Return Bond Fund — SI Class (PYAIX)

Payden Absolute Return Bond Fund — Investor Class (PYARX)

Payden Absolute Return Bond Fund — Adviser Class (PYAWX)

Payden High Income Fund — Investor Class (PYHRX)

Payden High Income Fund — Adviser Class (PYHWX)

Payden Floating Rate Fund — SI Class (PYFIX)

Payden Floating Rate Fund — Investor Class (PYFRX)

Payden Floating Rate Fund — Adviser Class (PYFAX)

» TAX EXEMPT BOND FUNDS

Payden California Municipal Income Fund (PYCRX)

» GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)

Payden Global Fixed Income Fund (PYGFX)

Payden Emerging Markets Bond Fund — SI Class (PYEIX)

Payden Emerging Markets Bond Fund — Investor Class (PYEMX)

Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)

Payden Emerging Markets Local Bond Fund — Adviser Class (PYEAX)

Payden Emerging Markets Corporate Bond Fund — SI Class (PYCIX)

Payden Emerging Markets Corporate Bond Fund — Investor Class (PYCEX)

Payden Emerging Markets Corporate Bond Fund — Adviser Class (PYCAX)

» EQUITY FUND

Payden Equity Income Fund — SI Class (PYVSX)

Payden Equity Income Fund — Investor Class (PYVLX)

Payden Equity Income Fund — Adviser Class (PYVAX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572-9336 payden.com

SEMI-ANNUAL REPORT

APRIL 30, 2015

PAYDEN/KRAVITZ

Cash Balance Plan Fund

Contents

1	Management Discussion & Analysis

2	Portfolio Highlights & Investments

7	Statement of Assets & Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Notes to Financial Statements

19	Financial Highlights

21	Fund Expenses

22	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

For the six-months ended April 30, 2015, the Payden/Kravitz Cash Balance Plan Fund, SI Class (PKBIX) returned 0.48%, the Adviser Class (PKCBX) returned 0.34% and the Retirement Class (PKCRX) returned 0.21%, while the Fund’s benchmark, the 30-Year U.S. Treasury Bond Yield from the previous December, returned 1.57%. Global developed-market yields moved lower on the back of central bank actions, as well as, the concerns over falling oil prices in November and December. Credit market volatility increased and corporate bonds, particularly those related to the energy sector, underperformed comparable government debt. While high-quality Fund holdings helped to offset much of the credit market decline, the resulting returns were not enough to reach the Fund’s target performance.

1	Payden Mutual Funds

Portfolio Highlights & Investments

The Fund seeks a return equal to the yield on the 30-year U.S. Treasury Bond by investing in debt instruments and income producing securities of U.S. and foreign issuers with no limit on maturity.

Portfolio Composition - percent of value

Corporate	39%
Mortgage Backed	28%
Asset Backed	13%
Bank Loans	11%
Other	9%

Schedule of Investments - April 30, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (14%)
807,801	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	$ 805
620,000	American Residential Properties 2014-SFR1
	Trust 144A, 1.28%, 9/17/31 (a)	619
1,580,000	Apidos CDO 144A, 3.75%, 4/15/25 (a)	1,539
1,750,000	Babson CLO Ltd./Cayman Islands 144A,
	3.76%, 4/20/25 (a)	1,720
1,750,000	Carlyle Global Market Strategies CLO 2013-2
	Ltd. 144A, 4.01%, 4/18/25 (a)	1,713
1,750,000	Cent CLO LP 144A, 3.71%, 7/23/25 (a)	1,700
960,000	CIFC Funding 2013-III Ltd. 144A,
	3.48%, 10/24/25 (a)	905
627,614	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	629
585,799	Colony American Homes 2014-2 144A,
	1.13%, 7/17/31 (a)	583
1,750,000	Dryden XXII Senior Loan Fund 144A,
	3.46%, 8/15/25 (a)	1,664
348,560	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, 0.42%, 12/25/35	321
723,037	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	724
1,290,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.18%, 6/17/31 (a)	1,287
1,945,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.28%, 9/17/31 (a)	1,949
360,333	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	397
56,413	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	53
830,000	Madison Park Funding I Ltd. 144A,
	4.61%, 8/15/22 (a)	830
925,000	Octagon Investment Partners XIV Ltd. 144A,
	4.25%, 1/15/24 (a)	930
97,646	Residential Asset Securities Corp. Trust,
	4.71%, 11/25/33	95
500,000	Symphony CLO Ltd. 144A, 3.75%, 10/15/25 (a)	484
33,069	Terwin Mortgage Trust 144A,
	0.55%, 1/25/35 (a)	33
875,000	Tyron Park CLO Ltd. 144A, 3.75%, 7/15/25 (a)	852
891,499	Vericrest Opportunity Loan Transferee
	2014-NPL4 LLC 144A, 3.13%, 4/27/54 (a)	894
995,048	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	998
783,206	VOLT XXVI LLC 144A, 3.13%, 9/25/43 (a)	784
1,422,048	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	1,424
1,010,000	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	1,009

Total Asset Backed (Cost - $24,901)		24,941

Principal or Shares	Security Description	Value (000)
Bank Loans(b) (11%)
351,325	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	$ 354
1,005,000	Albertsons/Safeway Term Loan B4 1L,
	5.50%, 8/25/21	1,017
566,389	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	571
552,610	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	557
1,741,228	Atkore International Inc. Atkore Term Loan 1L,
	4.50%, 3/27/21	1,719
724,889	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	728
436,930	Biomet Inc. Term Loan B 1L, 3.75%, 7/25/17	437
877,444	Burlington Coat Factory Warehouse Corp. Term
	Loan B3 1L, 4.25%, 8/13/21	884
457,402	Dell Inc. Term Loan B IL, 4.50%, 4/29/20	460
566,353	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	571
950,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	948
1,546,425	FMG Resources August 2006 Pty Ltd. Term Loan
	1L, 4.25%, 6/30/19	1,400
416,667	Goodyear Tire & Rubber Co. Term Loan 2L,
	4.75%, 4/30/19	421
664,875	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	667
768,750	Hilton Worldwide Finance LLC Term Loan B2,
	4.00%, 10/25/20	772
566,404	Hub International Ltd. Term Loan B 1L,
	4.25%, 10/02/20	566
149,500	Hudson’s Bay Co. Term Loan B 1L,
	4.75%, 11/04/20	150
566,375	Live Nation Entertainment Inc. Term Loan B1,
	3.50%, 8/16/20	569
787,965	Meg Energy Corp. Term Loan B 1L,
	3.75%, 3/31/20	779
744,375	Michaels Stores Inc. Term Loan B2 1L,
	4.00%, 1/28/20	750
1,694,969	Neiman Marcus Group LLC Term Loan 1L,
	4.25%, 10/25/20	1,702
428,912	PharMEDium Healthcare Corp. Term Loan 1L,
	4.25%, 1/23/21	427
780,025	Sabre Glbl Inc. Term Loan B 1L, 4.25%, 2/19/19	786
1,741,139	Tronox Pigments BV Term Loan 1L,
	4.00%, 3/19/20	1,749
575,000	UPC Financing Partnership Term Loan 1L,
	3.25%, 6/30/21	576

Total Bank Loans (Cost - $19,598)		19,560

Corporate Bond (39%)
835,000	Abengoa Greenfield SA 144A,
	6.50%, 10/01/19 (a)	787

Semi-Annual Report	2

Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)

200,000	Abengoa Yield PLC 144A, 7.00%, 11/15/19 (a)	$ 208
580,000	ABN AMRO Bank NV, 6.25%, 9/13/22	632
400,000	Actavis Funding SCS, 1.35%, 3/12/18	404
320,000	Actavis Funding SCS, 3.00%, 3/12/20	326
420,000	Actavis Funding SCS, 3.45%, 3/15/22	427
170,000	Actavis Funding SCS, 4.55%, 3/15/35	171
515,000	Air Canada 144A, 8.75%, 4/01/20 (a)	574
785,000	Air Lease Corp., 2.13%, 1/15/18	783
890,000	Ally Financial Inc., 2.96%, 7/18/16	892
850,000	Amgen Inc., 2.13%, 5/01/20	849
420,000	Amgen Inc., 3.88%, 11/15/21	452
600,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	607
540,000	Antero Resources Corp., 6.00%, 12/01/20	554
520,000	ANZ New Zealand Int’l Ltd./London 144A,
	1.75%, 3/29/18 (a)	522
1,010,000	ARC Properties Operating Partnership LP / Clark
	Acquisition LLC, 2.00%, 2/06/17	985
890,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.27%, 12/15/19 (a)	881
610,000	Arizona Public Service Co., 2.20%, 1/15/20	615
860,000	AT&T Inc., 2.45%, 6/30/20	860
430,000	AT&T Inc., 3.40%, 5/15/25	426
850,000	AT&T Inc., 4.50%, 5/15/35	835
260,000	AT&T Inc., 4.75%, 5/15/46	255
600,000	AutoZone Inc., 2.50%, 4/15/21	599
360,000	Banco Santander Brasil SA/Cayman Islands 144A,
	4.25%, 1/14/16 (a)	367
570,000	Banco Santander Chile 144A, 1.18%, 4/11/17 (a)	569
225,000	Bank of America Corp., 6.10%, 12/29/49	230
785,000	Barrick North America Finance LLC,
	4.40%, 5/30/21	810
520,000	Baylor Scott & White Holdings,
	2.12%, 11/15/20	516
280,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	283
470,000	BNZ International Funding Ltd.,
	2.35%, 3/04/19 (c)	475
1,250,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (a)	1,259
375,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	379
300,000	Central Garden and Pet Co., 8.25%, 3/01/18	308
800,000	Chevron Corp., 1.96%, 3/03/20	804
820,000	Commonwealth Bank of Australia/New York NY,
	1.63%, 3/12/18	826
550,000	Communications Sales & Leasing Inc. 144A,
	6.00%, 4/15/23 (a)	554
295,000	Compass Bank, 2.75%, 9/29/19	299
510,000	Continental Airlines 2012-3 Class C Pass Thru
	Certificates, 6.13%, 4/29/18	541
630,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands, 3.88%, 2/08/22	675
340,000	Corp. Financiera de Desarrollo SA 144A,
	3.25%, 7/15/19 (a)	348
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18
	BRL (a)(d)	246
850,000	Credit Suisse/New York NY, 1.70%, 4/27/18	849
209,000	DBS Bank Ltd., 0.89%, 7/15/21 (c)	207

Principal or Shares	Security Description	Value (000)

800,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 4.60%, 2/15/21	$ 867
1,270,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	1,292
470,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	505
660,000	Express Scripts Holding Co., 2.25%, 6/15/19	661
450,000	Fifth Third Bank/Cincinnati OH,
	2.38%, 4/25/19	456
885,000	Fifth Third Bank/Cincinnati OH,
	2.88%, 10/01/21	894
580,000	Frontier Communications Corp.,
	6.25%, 9/15/21	577
910,000	General Electric Capital Corp., 6.38%, 11/15/67	996
890,000	General Motors Financial Co. Inc.,
	3.15%, 1/15/20	898
900,000	Glencore Funding LLC 144A, 1.64%, 1/15/19 (a)	899
1,395,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	1,412
1,020,000	Goldman Sachs Group Inc., 5.38%, 12/29/49	1,020
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	896
195,000	HealthSouth Corp., 5.75%, 11/01/24	207
370,000	Hewlett-Packard Co., 1.22%, 1/14/19	372
900,000	HSBC Holdings PLC, 5.63%, 12/29/49	921
620,000	HSBC USA Inc., 1.70%, 3/05/18	622
660,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (a)	703
280,000	Hyundai Capital America 144A,
	2.00%, 3/19/18 (a)	282
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	252
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 3.23%, 11/13/19	257
580,000	ING Bank NV, 4.13%, 11/21/23	604
665,000	Ingredion Inc., 3.20%, 11/01/15	672
725,000	International Lease Finance Corp.,
	2.22%, 6/15/16	724
535,000	Keysight Technologies Inc. 144A,
	3.30%, 10/30/19 (a)	540
660,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	667
660,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	2.88%, 10/02/18 (a)	680
690,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	813
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	681
1,330,000	Medtronic Inc. 144A, 2.50%, 3/15/20 (a)	1,359
590,000	Merck & Co. Inc., 1.85%, 2/10/20	592
660,000	Metropolitan Life Global Funding I 144A,
	2.30%, 4/10/19 (a)	671
1,680,000	Microsoft Corp., 2.38%, 2/12/22	1,679
780,000	Morgan Stanley, 2.65%, 1/27/20	790
250,000	Morgan Stanley, 5.55%, 12/29/49	252
350,000	Murphy Oil Corp., 2.50%, 12/01/17	351
540,000	NCL Corp. Ltd., 5.00%, 2/15/18	554
660,000	NetApp Inc., 3.38%, 6/15/21	671
920,000	New York Life Global Funding 144A,
	2.10%, 1/02/19 (a)	936
460,000	OGX Petroleo e Gas Participacoes SA 144A,
	8.50%, 6/01/18 (a)(e)	3
1,310,000	Oracle Corp., 2.38%, 1/15/19	1,343
695,000	Petrobras Global Finance BV, 2.42%, 1/15/19	645

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

955,000	Petroleos Mexicanos, 2.30%, 7/18/18	$ 982
750,000	Petroleos Mexicanos, 8.00%, 5/03/19	901
845,000	Providence Health & Services Obligated Group,
	1.07%, 10/01/16	849
530,000	Prudential Financial Inc., 8.88%, 6/15/38	623
500,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	506
1,150,000	Roche Holdings Inc. 144A, 2.25%, 9/30/19 (a)	1,171
560,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	558
500,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	546
860,000	Southwest Airlines Co., 2.75%, 11/06/19	878
350,000	Sunoco LP / Sunoco Finance Corp. 144A,
	6.38%, 4/01/23 (a)	366
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	641
930,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	958
820,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	835
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	594
590,000	UBS AG/Stamford CT, 1.80%, 3/26/18	592
150,000	United States Steel Corp., 7.38%, 4/01/20	157
680,000	United Technologies Corp., 6.13%, 2/01/19	786
360,000	Voya Financial Inc., 5.65%, 5/15/53	379
1,440,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	1,469
960,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (a)	974
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (a)	464
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	644
150,000	ZF North America Capital Inc. 144A,
	4.00%, 4/29/20 (a)	152
245,000	Zimmer Holdings Inc., 1.45%, 4/01/17	246
165,000	Zimmer Holdings Inc., 2.00%, 4/01/18	167

Total Corporate Bond (Cost - $70,818)		70,843

Foreign Government (1%)
470,000	Brazilian Government International Bond,
	4.88%, 1/22/21	504
625,000	Colombia Government International Bond,
	7.38%, 1/27/17	693
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (d)	681

Total Foreign Government (Cost - $1,904)		1,878

Mortgage Backed (28%)
700,101	Adjustable Rate Mortgage Trust,
	3.86%, 3/25/37	556
561,908	Alternative Loan Trust 2006-31CB,
	6.00%, 11/25/36	518
507,177	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	460
1,166,631	American Home Mortgage Assets Trust 2007-2, 0.30%, 3/25/47	934
964,439	Banc of America Funding 2005-H Trust, 2.64%, 11/20/35	811
287,995	Bank of America Mortgage Securities Inc., 2.48%, 10/20/32	289
795,279	Chase Mortgage Finance Corp., 6.00%, 5/25/37	676
271,297	CHL Mortgage Pass-Through Trust 2005-18,
	5.50%, 10/25/35	268
1,755,619	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.44%, 3/20/36	1,590

Principal or Shares	Security Description	Value (000)

3,259,336	Connecticut Avenue Securities, 1.12%, 5/25/24	$ 3,240
1,095,423	Connecticut Avenue Securities, 1.12%, 5/25/24	1,092
2,206,055	Connecticut Avenue Securities, 1.37%, 7/25/24	2,204
1,239,752	Connecticut Avenue Securities, 1.37%, 7/25/24	1,237
1,224,477	Connecticut Avenue Securities, 1.77%, 1/25/24	1,233
641,646	Connecticut Avenue Securities, 2.12%, 11/25/24	649
187,796	Connecticut Avenue Securities, 2.17%, 10/25/23	191
1,160,166	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	998
928,152	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	799
1,138,673	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	1,087
1,328,248	FHR 4093 IO, 6.53%, 1/15/38	303
1,495,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.08%, 10/25/27	1,494
1,665,735	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.17%, 2/25/24	1,663
1,163,771	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.22%, 3/25/25	1,160
339,339	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.62%, 11/25/23	341
1,669,396	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.82%, 8/25/24	1,677
483,278	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 1.82%, 10/25/24	485
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 11.67%, 1/25/25	290
4,447,875	GNR, 1.10%, 6/20/36	205
6,766,491	GNR, 1.17%, 11/20/36	364
500,000	Granite Master Issuer PLC, 1.04%, 12/17/54	493
662,584	HarborView Mortgage Loan Trust 2004-10,
	2.61%, 1/19/35	619
178,102	HomeBanc Mortgage Trust, 1.03%, 8/25/29	168
467,232	IndyMac Index Mortgage Loan Trust
	2005-AR13, 2.42%, 8/25/35	411
890,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.43%, 1/15/32 (a)	891
229,650	JP Morgan Mortgage Trust, 6.00%, 7/25/36	211
854,984	JP Morgan Mortgage Trust, 6.00%, 6/25/37	762
217,592	MLCC Mortgage Investors Inc., 2.12%, 2/25/36	215
356,056	Morgan Stanley Mortgage Loan Trust,
	2.71%, 1/25/35	341
828,674	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)	850
1,101,616	New Residential Mortgage Loan Trust 2014-2
	144A, 3.75%, 5/25/54 (a)	1,138
1,051,417	New Residential Mortgage Loan Trust 2014-3
	144A, 5.66%, 11/25/54 (a)	1,116
300,328	Prime Mortgage Trust, 5.00%, 10/25/35	298
379,182	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	326
2,906	Residential Asset Mortgage Products Inc.,
	6.50%, 4/25/34	3
639,924	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	538

Semi-Annual Report	4

Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)

265,097	Sequoia Mortgage Trust, 3.50%, 4/25/42	$ 269
659,603	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	663
460,000	Springleaf Mortgage Loan Trust 144A,
	3.56%, 12/25/59 (a)	467
300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	311
546,333	Structured Adjustable Rate Mortgage Loan Trust,
	2.47%, 8/25/34	533
47,114	Structured Adjustable Rate Mortgage Loan Trust,
	2.52%, 8/25/34	47
411,887	Structured Adjustable Rate Mortgage Loan Trust,
	5.18%, 12/25/35	346
2,079,314	Structured Asset Mortgage Investments II Trust
	2006-AR7, 0.38%, 8/25/36	1,646
1,855,520	Structured Asset Mortgage Investments Inc.,
	0.48%, 12/25/35	1,404
1,608,479	Structured Asset Mortgage Investments Inc.,
	0.88%, 1/19/34	1,566
99,490	Structured Asset Mortgage Investments Inc.,
	2.16%, 10/19/34	83
456,256	Structured Asset Mortgage Investments Inc.,
	2.37%, 5/25/36	311
71,550	Structured Asset Mortgage Investments Inc.,
	3.61%, 7/25/32	74
2,102,708	Vendee Mortgage Trust IO, 3.75%, 12/15/33	203
228,483	WaMu Mortgage Pass Through Certificates,
	1.06%, 5/25/46	215
561,236	WaMu Mortgage Pass Through Certificates,
	1.85%, 10/25/36	480
1,402,264	WaMu Mortgage Pass Through Certificates,
	2.10%, 7/25/37	1,200
1,970,675	WaMu Mortgage Pass Through Certificates,
	2.24%, 9/25/36	1,787
959,768	WaMu Mortgage Pass Through Certificates,
	2.26%, 9/25/36	880
982,957	WaMu Mortgage Pass Through Certificates,
	2.26%, 10/25/36	887
842,650	WaMu Mortgage Pass Through Certificates,
	4.40%, 2/25/37	789
692,195	Wells Fargo Mortgage Backed Securities Trust,
	2.62%, 9/25/34	629
587,384	Wells Fargo Mortgage Backed Securities Trust,
	2.62%, 6/25/35	550

Total Mortgage Backed (Cost - $49,151)		50,534

Principal or Shares	Security Description	Value (000)
Municipal (1%)
400,000	Kentucky Asset Liability Commission,
	1.69%, 4/01/18	$ 400
700,000	State Board of Administration Finance Corp.,
	2.11%, 7/01/18	713

Total Municipal (Cost - $1,100)		1,113

U.S. Treasury (5%)
8,400,000	U.S. Treasury Bill, 0.00%, 6/25/15 (f)(g)(h)
	(Cost - $8,400)	8,400

Purchased Put Options (0%)
470	iShares iBoxx $ High Yield Corporate Bond ETF,
	88, 5/01/15	2
1,185	iShares iBoxx $ High Yield Corporate Bond ETF,
	89, 5/15/15	12
337	Lyxor ETF S & P 500 - A, 1,800, 5/15/15	12

Total Purchased Put Options (Cost - $52)		26

Investment Company (3%)
5,861,496	Payden Cash Reserves Money Market Fund *
	(Cost - $5,861)	5,861

Total (Cost - $181,785) (102%)		183,156
Liabilities in excess of Other Assets (-2%)		(3,426)

Net Assets (100%)		$179,730

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2015. The stated maturity is subject to prepayments.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Principal in foreign currency.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.
(h)	Yield to maturity at time of purchase.

5	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
6/17/2015	Brazilian Real (Sell 746)	HSBC Bank USA, N.A.	$1
7/17/2015	Euro (Buy 1,672)	The Royal Bank of Scotland PLC	91
5/19/2015	Mexican Peso (Sell 10,620)	Credit Suisse First Boston International	17
6/17/2015	Turkish Lira (Sell 451)	Royal Bank of Canada	1

			$110

Liabilities:
6/17/2015	Brazilian Real (Sell 554)	State Street Bank & Trust Co.	$(14)
7/17/2015	British Pound (Sell 1,203)	The Royal Bank of Scotland PLC	(61)
6/10/2015	Canadian Dollar (Sell 2,104)	Royal Bank of Canada	(59)
6/17/2015	Colombian Peso (Sell 462,000)	State Street Bank & Trust Co.	(23)
7/23/2015	Euro (Sell 1,653)	HSBC Bank USA, N.A.	(82)
6/17/2015	Hungarian Forint (Sell 98,400)	Royal Bank of Canada	(21)
5/13/2015	India Rupee (Buy 111,090)	Barclays Bank PLC	(32)
6/17/2015	Indonesian Rupiah (Sell 2,275,000)	Barclays Bank PLC	(7)
7/31/2015	Japanese Yen (Sell 214,100)	Credit Suisse First Boston International	(16)
6/17/2015	Malaysian Ringgit (Sell 1,273)	Barclays Bank PLC	(15)
6/17/2015	South African Rand (Sell 2,130)	HSBC Bank USA, N.A.	(9)

			$(339)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
249	90-Day Euro Dollar Future	Dec-15	$61,870	$78
249	90-Day Euro Dollar Future	Dec-16	(61,394)	(102)
26	E-MINI NASDAQ 100 Index Future	Jun-15	2,292	(6)
19	E-MINI S & P 500 Index Future	Jun-15	(1,975)	(45)
8	U.S. Long Bond Future	Jun-15	(1,277)	25
6	U.S. Treasury 10 Year Note Future	Jun-15	(770)	(2)
92	U.S. Treasury 2 Year Note Future	Jul-15	(20,172)	(22)
81	U.S. Treasury 5 Year Note Future	Jul-15	9,731	83

				$9

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY.23	(5.00)%	Chicago Mercantile	Dec-19	USD 1,637	$(145)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays Bank PLC	Jan-41	USD 1,180	$13

See notes to financial statements.

Semi-Annual Report	6

Statement of Assets & Liabilities

April 30, 2015 (Unaudited)

Numbers in 000s

ASSETS:
Investments, at value *	$177,295
Affiliated investments, at value **	5,861
Receivable for:
Interest and dividends	822
Investments sold	829
Fund shares sold	27
Futures	53
Forward currency contracts	110
Swaps	13
Other assets.	192

Total Assets	185,202

LIABILITIES:
Payable for:
Bank overdraft	566
Forward currency contracts	339
Investments purchased	4,083
Futures	79
Swaps ***	145
Accrued expenses:
Investment advisory fees (Note 3)	143
Administration fees (Note 3)	22
Distribution fees (Note 3)	24
Trustee fees and expenses	1
Other liabilities	70

Total Liabilities	5,472

NET ASSETS	$179,730

NET ASSETS:
Paid in capital	$182,197
Undistributed net investment income	1,312
Undistributed net realized losses from investments	(4,925)
Net unrealized appreciation (depreciation) from:
Investments	1,375
Translation of assets and liabilities in foreign currencies	(229)

NET ASSETS	$179,730

NET ASSET VALUE — offering and redemption price per share in whole dollars
SI Class
Net Assets	$ 91,290
Shares Outstanding	8,695
Net Asset Value Per Share	$ 10.50

Adviser Class
Net Assets	$ 60,396
Shares Outstanding	5,824
Net Asset Value Per Share	$ 10.37

Retirement Class
Net Assets	$ 28,044
Shares Outstanding	2,798
Net Asset Value Per Share	$ 10.02

* Investments, at cost	$175,924
** Affiliated investments, at cost	5,861
*** Swaps, at cost	(127)

See notes to financial statements.

7	Payden Mutual Funds

Statement of Operations

Period ended April 30, 2015 (Unaudited)

Numbers in 000s

INVESTMENT INCOME:
Interest income (Note 2)	$3,170
Income from securities lending	9

Investment Income	3,179

EXPENSES:
Investment advisory fees (Note 3)	953
Administration fees (Note 3)	130
Shareholder servicing fees	23
Distribution fees (Note 3)	138
Custodian fees	22
Transfer agent fees	21
Registration and filing fees	17
Trustee fees and expenses	9
Printing and mailing costs	6
Loan commitment fees	1
Legal fees	2
Publication expense	2
Pricing fees	22
Fund accounting fees	26
Insurance	4
Audit fees	20

Gross Expenses	1,396
Expense subsidy (Note 3)	(176)

Net Expenses	1,220

Net Investment Income	1,959

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(833)
Foreign currency transactions	468
Futures contracts	(1,477)
Written option contracts	21
Swap contracts	(36)
Change in net unrealized appreciation (depreciation) from:
Investments	864
Translation of assets and liabilities in foreign currencies	(254)
Futures contracts	(92)
Written option contracts	(20)
Swap contracts	(8)

Net Realized and Unrealized Losses	(1,367)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ 592

See notes to financial statements.

Semi-Annual Report	8

Statements of Changes in Net Assets

For the period ended April 30, 2015 (Unaudited) and the year ended October 31, 2014

Numbers in 000s

	2015	2014
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$ 1,959	$ 3,673
Net realized losses on investments	(1,857)	(1,286)
Change in net unrealized appreciation/(depreciation)	490	1,163

Change in Net Assets Resulting from Operations	592	3,550

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
SI Class	(1,606)	(1,858)
Adviser Class	(947)	(1,487)
Retirement Class	(443)	(519)

Change in Net Assets from Distributions to Shareholders	(2,996)	(3,864)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
SI Class	19,162	32,709
Adviser Class	7,798	15,449
Retirement Class	4,485	11,335
Reinvestment of distributions:
SI Class	1,597	1,848
Adviser Class	920	1,477
Retirement Class	443	519
Cost of fund shares redeemed:
SI Class	(17,250)	(13,319)
Adviser Class	(4,692)	(23,101)
Retirement Class	(4,981)	(8,159)

Change in Net Assets from Capital Transactions	7,482	18,758

Total Change in Net Assets	5,078	18,444
NET ASSETS:
Beginning of period	174,652	156,208

End of period	$179,730	$174,652

Accumulated net investment income	$ 1,312	$ 2,349

FUND SHARES OF BENEFICIAL INTEREST:
SI Class:
Outstanding shares at beginning of period	8,372	6,373

Shares sold	1,824	3,078
Shares issued in reinvestment of distributions	154	177
Shares redeemed	(1,655)	(1,256)

Change in shares outstanding	323	1,999

Outstanding shares at end of period	8,695	8,372

Adviser Class:
Outstanding shares at beginning of period	5,433	6,016

Shares sold	753	1,472
Shares issued in reinvestment of distributions	89	143
Shares redeemed	(451)	(2,198)

Change in shares outstanding	391	(583)

Outstanding shares at end of period	5,824	5,433

Retirement Class:
Outstanding shares at beginning of period	2,803	2,437

Shares sold	448	1,115
Shares issued in reinvestment of distributions	44	52
Shares redeemed	(497)	(801)

Change in shares outstanding	(5)	366

Outstanding shares at end of period	2,798	2,803

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	$72,574	$145,746
Sale of investments (excluding government)	75,437	130,399
Purchase of government securities	9,113	13,054
Sale of government securities	8,572	5,750

See notes to financial statements.

9	Payden Mutual Funds

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden/Kravitz Cash Balance Plan Fund. The other eighteen Funds are contained in a separate report.

Effective February 28, 2015, Institutional Class changed its name to the SI Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value

Semi-Annual Report	10

Notes to Financial Statements continued

of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at October 31, 2014. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases, sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contacts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon

11	Payden Mutual Funds

entering into such a contract, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Fund may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the

Semi-Annual Report	12

Notes to Financial Statements continued

effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Fund was as follows:

Written Options	Number of Contracts	Premiums
Options outstanding at October 31, 2014	28	$21,161
Options expired	(28)	(21,161)

Options outstanding at April 30, 2015	—	$—

Derivative Financial Instruments

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2015 (000s)

Underlying Risk	Derivative Assets	Derivative Liabilities
Credit[1]	—	$(145)
Equity[2,3]	$26	(51)
Interest rate[3,4]	199	(126)
Foreign currency[5,6]	110	(339)

Total	$335	$(661)

1	Payable for swap contracts.

2	Includes options purchased at value as reported in the Schedule of Investments.

3	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Payable for futures.

4	Receivable for swap contracts.

5	Receivable for forward currency contracts.

6	Payable for forward currency contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2015

Amount of Realized Gain (Loss) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[7]	Forward Currency Contracts[8]	Options[9]	Swaps[10]	Total
Credit	—	—	—	$(36)	$(36)
Equity	$129	—	$21	—	150
Foreign exchange	—	$468	—	—	468
Interest rate	(1,606)	—	—	—	(1,606)

Total	$(1,477)	$468	$21	$(36)	$(1,024)

7	Net realized gains (losses) from futures contracts.

8	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.

9	Net realized gains (losses) from written option contracts.

10	Net realized gains (losses) from swap contracts.

13	Payden Mutual Funds

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2015

Change in Unrealized Appreciation or (Depreciation)

on Derivatives Recognized in Income (000s)

Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Credit	—	—	—	$(18)	$(18)
Equity	$(68)	—	$(20)	—	(88)
Foreign exchange	—	$(254)	—	—	(254)
Interest rate	(24)	—	—	10	(14)

Total	$(92)	$(254)	$(20)	$(8)	$(374)

1	Change in net unrealized appreciation (depreciation) from futures contracts.

2	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which may include other currency related appreciation (depreciation).

3	Change in net unrealized appreciation (depreciation) from written option contracts.

4	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2015, the average notional amount of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
6%	0%	68%	2%

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund does not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options, futures and centrally cleared swaps, there is decreased counterparty credit risk to the Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty.

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Semi-Annual Report	14

Notes to Financial Statements continued

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/ pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the

Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At April 30, 2015, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Derivative Financial Instruments:
Swaps Contracts	$13	$145
Futures Contracts	53	79
Purchased Put Options[1]	26	—
Forward Currency Contracts	110	339

Total derivative assets and liabilities in the Statement of Assets and Liabilities	202	563

Derivatives not subject to a master netting agreement or similar agreement “(MNA”)	(79)	(224)

Total derivative assets and liabilities subject to MNA	$123	$339

    1Includes options purchased at value which is included in Investments at value and reported in the Schedule of Investments.

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2015 (000s):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$13	$(13)	—	—	—
Credit Suisse First Boston International	17	(16)	—	—	$1
HSBC Bank USA, N.A.	1	(1)	—	—	—
Royal Bank of Canada	1	(1)	—	—	—
The Royal Bank of Scotland PLC	91	(61)	—	—	30

Total	$123	$(92)	—	—	$31

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$54	$(13)	—	—	$41
Credit Suisse First Boston International	16	(16)	—	—	—
HSBC Bank USA, N.A.	91	(1)	—	—	90
Royal Bank of Canada	80	(1)	—	—	79
The Royal Bank of Scotland PLC	61	(61)	—	—	—
State Street Bank & Trust Co.	37	—	—	—	37

Total	$339	$(92)	—	—	$247

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

15	Payden Mutual Funds

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Fund is entitled to receive all of the income on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the Statement of Operations.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty which are subject to offset under a MSLA, is included within the Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a MSLA on the Statement of Assets and Liabilities.

Beginning March 20, 2015 the Group began terminating securities lending. As of May 8, 2015 all securities out on loan were returned.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2015, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2015, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investment

The Fund invests in the Cash Reserves Money Market Fund, an affiliated Fund. Income earned by the Fund from affiliated funds for the period is disclosed in the Statement of Operations.

Semi-Annual Report	16

Notes to Financial Statements continued

Value October 31, 2014	Purchases	Sales	Dividends	Value April 30, 2015
$18,841,557	$766,191,843	$779,171,904	$322	$5,861,496

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the Statement of Operations.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. Related Party Transactions

Payden/Kravitz Advisers LLC (the “Adviser” or “Payden/ Kravitz”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden/ Kravitz is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden/Kravitz agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the SI class, 1.50% for the Adviser class, and 1.75% for the Retirement class of average daily net assets on an annualized basis.

The Fund remains liable to Payden/Kravitz for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the year. The amount $1,165,382 ($287,065 for 2013, $366,012 for 2014 and $512,305 for 2015) is not considered a liability of the Fund, and therefore is not recorded as a liability in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statement of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and of the Retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors does not receive a fee from the SI class.

Certain officers and/or trustees of the Group are affiliated with Payden/Kravitz, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

17	Payden Mutual Funds

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Asset Backed	—	—	$24,941	—	—	—	$24,941
Bank Loans	—	—	19,560	—	—	—	19,560
Corporate Bond	—	—	70,843	—	—	—	70,843
Foreign Government	—	—	1,878	—	—	—	1,878
Mortgage Backed	—	—	50,534	—	—	—	50,534
Municipal	—	—	1,113	—	—	—	1,113
Options Purchased	$26	—	—	—	—	—	26
U.S. Government	—	—	8,400	—	—	—	8,400
Investment Company	5,861	—	—	—	—	—	5,861

	Other Financial Instruments [1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Forward currency contracts	—	—	$110	$(339)	—	—	$(229)
Futures	$186	$(177)	—	—	—	—	9
Swaps	—	—	13	(18)	—	—	(5)

1	Other financial instruments are swaps, futures contracts and forward currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Tax Information (amounts in 000s)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

As of October 31, 2014, the Fund had available for Federal income tax purposes unused capital losses as follows:

Expires
2019	Unlimited*	Total
$492	$2,318	$2,810

* Post-enactment carryforward losses.

At April 30, 2015, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
$181,785	$3,041	$(1,670)	$1,371

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semi-Annual Report	18

Financial Highlights

For the share outstanding for the periods ended April 30, 2015 (Unaudited) and October 31st

	SI Class
	2015		2014	2013		2012		2011
Net asset value — beginning of period	$10.63		$10.66	$11.03		$10.60		$10.75

Income (loss) from investment activities:
Net investment income	0.11		0.23	0.20		0.23		0.21
Net realized and unrealized gains (losses)	(0.06)		0.02	(0.35)		0.42		(0.17)

Total from investment activities	0.05		0.25	(0.15)		0.65		0.04

Distributions to shareholders:
From net investment income	(0.18)		(0.28)	(0.22)		(0.22)		(0.19)

Net asset value — end of period	$10.50		$10.63	$10.66		$11.03		$10.60

Total return	0.48	%(1)	2.41%	(1.44)%		6.25%		0.34%

Ratios/supplemental data:
Net assets, end of period (000s)	$91,290		$89,025	$67,925		$46,834		$26,577
Ratio of gross expense to average net assets	1.45	%(2)	1.47%	1.45%		1.56%		1.62%
Ratio of net expense to average net assets	1.25	%(2)	1.25%	1.25%		1.25%		1.25%
Ratio of investment income less gross expenses to average net assets	2.22	%(2)	2.22%	2.06%		2.83%		2.52%
Ratio of net investment income to average net assets	2.42	%(2)	2.44%	2.26%		3.14%		2.89%
Portfolio turnover rate	49	%(1)	85%	211	%(3)	687	%(4)	88%

The class commenced operations on September 22, 2008.

	Adviser Class
	2015		2014	2013		2012		2011
Net asset value — beginning of period	$10.51		$10.54	$10.93		$10.54		$10.71

Income (loss) from investment activities:
Net investment income	0.10		0.25	0.20		0.27		0.16
Net realized and unrealized gains (losses)	(0.07)		(0.02)	(0.38)		0.34		(0.15)

Total from investment activities	0.03		0.23	(0.18)		0.61		0.01

Distributions to shareholders:
From net investment income	(0.17)		(0.26)	(0.21)		(0.22)		(0.18)

Net asset value — end of period	$10.37		$10.51	$10.54		$10.93		$10.54

Total return	0.34	%(1)	2.18%	(1.66)%		5.88%		0.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$60,396		$57,112	$63,403		$57,967		$57,324
Ratio of gross expense to average net assets	1.70	%(2)	1.73%	1.70%		1.81%		1.88%
Ratio of net expense to average net assets	1.50	%(2)	1.50%	1.50%		1.50%		1.50%
Ratio of investment income less gross expenses to average net assets	1.97	%(2)	1.95%	1.78%		2.59%		2.24%
Ratio of net investment income to average net assets	2.17	%(2)	2.18%	1.98%		2.90%		2.62%
Portfolio turnover rate	49	%(1)	85%	211	%(3)	687	%(4)	88%

The class commenced operations on September 22, 2008.

(1)	Not annualized
(2)	Annualized
(3)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 151%.
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

19	Payden Mutual Funds

	Retirement Class
	2015		2014	2013		2012		2011
Net asset value — beginning of period	$10.17		$10.21	$10.62		$10.26		$10.46

Income (loss) from investment activities:
Net investment income	0.10		0.22	0.19		0.21		0.16
Net realized and unrealized gains (losses)	(0.08)		(0.03)	(0.39)		0.36		(0.18)

Total from investment activities	0.02		0.19	(0.20)		0.57		(0.02)

Distributions to shareholders:
From net investment income	(0.17)		(0.23)	(0.21)		(0.21)		(0.18)

Net asset value — end of period	$10.02		$10.17	$10.21		$10.62		$10.26

Total return	0.21	%(1)	1.90%	(1.92)%		5.72%		(0.18)%

Ratios/supplemental data:
Net assets, end of period (000s)	$28,044		$28,515	$24,880		$23,049		$11,580
Ratio of gross expense to average net assets	1.95	%(2)	1.97%	1.95%		2.06%		2.12%
Ratio of net expense to average net assets	1.75	%(2)	1.75%	1.75%		1.75%		1.75%
Ratio of investment income less gross expenses to average net assets	1.73	%(2)	1.72%	1.53%		2.33%		2.05%
Ratio of net investment income to average net assets	1.93	%(2)	1.94%	1.73%		2.64%		2.42%
Portfolio turnover rate	49	%(1)	85%	211	%(3)	687	%(4)	88%

The class commenced operations on April 6, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 151%.
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

Semi-Annual Report	20

Fund Expenses (Unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the period ended April 30, 2015. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column.

Hypothetical Expenses

The table below is provided so that you can compare the Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2015 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2014	Value April 30, 2015	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
SI Class
Actual	$1,000.00	$1,004.80	0.48%	1.25%	$6.21
Hypothetical	1,000.00	1,018.60	1.86%	1.25%	6.26
Adviser Class
Actual	$1,000.00	$1,003.40	0.34%	1.50%	$7.45
Hypothetical	1,000.00	1,017.36	1.74%	1.50%	7.50
Retirement Class
Actual	$1,000.00	$1,002.00	0.21%	1.75%	$8.69
Hypothetical	1,000.00	1,016.12	1.61%	1.75%	8.75

21	Payden Mutual Funds

Trustees and Officers (Unaudited)

Name and Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue
Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.;
			Executive Director, NGC Bodily Injury
			Trust; and Managing Trustee,
			Fuller-Austin Trust

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern
			California

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names
			University; Program Director, Conrad
			Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	Dean Emeritus and Dean’s Leadership	Director, Badger Meter, Inc.; Director,
			Circle, Professor, The Paul Merage School	Rockwell Collins
			of Business, University of California,
			Irvine

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Advisory Board, Rose
			Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden &
			Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden
			& Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden &
			Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director,
			Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Principal and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management,
			Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and
			Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report	22

(THIS PAGE INTENTIONALLY LEFT BLANK)

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

PAYDEN/KRAVITZ

» PAYDEN/KRAVITZ CASH BALANCE FUNDS

Payden/Kravitz Cash Balance Plan Fund – Adviser Share Class (PKCBX)
Payden/Kravitz Cash Balance Plan Fund – Institutional Share Class (PKBIX)
Payden/Kravitz Cash Balance Plan Fund – Retirement Share Class (PKCRX)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	06/16/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	06/16/15

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	06/16/15

* Print the name and title of each signing officer under his or her signature.